                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                             Investment Company Act file number: 811-4603

                                                      Thrivent Series Fund, Inc.
                                          (Exact name of registrant as specified in charter)

                                                        625 Fourth Avenue South
                                                     Minneapolis, Minnesota 55415
                                          (Address of principal executive offices) (Zip code)

                                                  John C. Bjork, Assistant Secretary
                                                        625 Fourth Avenue South
                                                     Minneapolis, Minnesota 55415
                                                (Name and address of agent for service)

                                  Registrant's telephone number, including area code: (612) 340-7005
                                                 Date of fiscal year end: December 31
                                             Date of reporting period: September 30, 2004

Item 1. Schedule of Investments

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Technology Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Technology Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (90.0%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (5.6%)
-------------------------------------------------------------------------------------------------------------------------
       3,300   Amazon.com, Inc.(b)                                                                               $134,838
       5,600   DIRECTV Group, Inc.(b)                                                                              98,504
      15,400   eBay, Inc.(b)                                                                                    1,415,876
       4,300   Garmin, Ltd.(c)                                                                                    185,975
       2,400   Pixar, Inc.(b)                                                                                     189,360
       8,600   Stamps.com, Inc.                                                                                   114,380
       5,400   Viacom, Inc.                                                                                       181,224
       7,500   Walt Disney Company                                                                                169,125
      14,200   XM Satellite Radio Holdings, Inc.(b,c)                                                             440,484
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     2,929,766
=========================================================================================================================

Health Care (3.2%)
-------------------------------------------------------------------------------------------------------------------------
       3,900   Amgen, Inc.(b)                                                                                     221,052
       3,000   Bausch & Lomb, Inc.                                                                                199,350
       7,800   Baxter International, Inc.                                                                         250,848
       5,200   Boston Scientific Corporation                                                                      206,596
       3,000   Charles River Laboratories International, Inc.(b)                                                  137,400
      12,000   Pfizer, Inc.                                                                                       367,200
       5,400   Telik, Inc.(b,c)                                                                                   120,420
      14,400   Vertex Pharmaceuticals, Inc.(b)                                                                    151,200
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                1,654,066
=========================================================================================================================

Industrials (0.3%)
-------------------------------------------------------------------------------------------------------------------------
       5,900   Monster Worldwide, Inc.(b)                                                                         145,376
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                  145,376
=========================================================================================================================

Information Technology (79.0%)
-------------------------------------------------------------------------------------------------------------------------
      13,800   Accenture, Ltd.(b)                                                                                 373,290
       4,100   Acxiom Corporation                                                                                  97,334
       4,300   Adobe Systems, Inc.                                                                                212,721
       3,800   ADTRAN, Inc.                                                                                        86,184
       5,500   Affiliated Computer Services, Inc.(b)                                                              306,185
      18,300   Agilent Technologies, Inc.(b)                                                                      394,731
       9,400   Akamai Technologies, Inc.(b)                                                                       132,070
      14,600   Altera Corporation(b)                                                                              285,722
       6,600   Amphenol Corporation                                                                               226,116
      20,800   Analog Devices, Inc.                                                                               806,624
      35,800   Apple Computer, Inc.(b)                                                                          1,387,250
      51,700   Applied Materials, Inc.(b)                                                                         852,533
      11,300   ASML Holding NV ADR(b)                                                                             145,431
      23,600   ATI Technologies, Inc.(b)                                                                          361,788
      16,915   AU Optronics Corporation(c)                                                                        211,776
      14,900   Avaya, Inc.(b)                                                                                     207,706
       3,000   Avid Technology, Inc.(b)                                                                           140,610
      39,500   BEA Systems, Inc.(b)                                                                               272,945
      24,500   BMC Software, Inc.(b)                                                                              387,345
      15,600   Broadcom Corporation(b)                                                                            425,724
      18,600   Cadence Design Systems, Inc.(b)                                                                    242,544
       5,900   CDW Corporation                                                                                    342,377
       9,300   Check Point Software Technologies, Ltd.(b)                                                         157,821
     112,000   Cisco Systems, Inc.(b)                                                                           2,027,200
       7,600   Cognos, Inc.(b)                                                                                    269,952
      12,700   Computer Associates International, Inc.                                                            334,010
       7,600   Computer Sciences Corporation(b)                                                                   357,960
      22,300   Comverse Technology, Inc.(b)                                                                       419,909
      14,900   Corning, Inc.(b)                                                                                   165,092
      16,800   Cypress Semiconductor Corporation(b)                                                               148,512
      73,300   Dell, Inc.(b)                                                                                    2,609,480
       4,300   DST Systems, Inc.(b)                                                                               191,221
       7,300   Electronic Arts, Inc.                                                                              335,727
      91,700   EMC Corporation(b)                                                                               1,058,218
       3,600   First Data Corporation                                                                             156,600
      27,400   Flextronics International, Ltd.(b)                                                                 363,050
       5,500   FormFactor, Inc.(b)                                                                                106,535
      28,900   Hewlett-Packard Company                                                                            541,875
      20,800   Integrated Device Technology, Inc.(b)                                                              198,224
      74,700   Intel Corporation                                                                                1,498,482
      17,900   International Business Machines Corporation                                                      1,534,746
      13,600   Intersil Corporation                                                                               216,648
       5,900   Intuit, Inc.(b)                                                                                    267,860
       9,300   Jabil Circuit, Inc.(b)                                                                             213,900
      55,700   JDS Uniphase Corporation(b)                                                                        187,709
      27,300   Juniper Networks, Inc.(b)                                                                          644,280
      15,000   KLA-Tencor Corporation(b)                                                                          622,200
       8,200   Lam Research Corporation(b)                                                                        179,416
       2,800   Lexmark International, Inc.(b)                                                                     235,228
      14,700   Linear Technology Corporation                                                                      532,728
     139,700   Lucent Technologies, Inc.(b,c)                                                                     442,849
       4,300   Macromedia, Inc.(b)                                                                                 86,344
      19,000   Marvell Technology Group, Ltd.                                                                     496,470
      11,900   Maxim Integrated Products, Inc.                                                                    503,251
      17,700   McAfee, Inc.(b)                                                                                    355,770
       7,000   Microchip Technology, Inc.                                                                         187,880
      13,500   Micron Technology, Inc.(b)                                                                         162,405
     112,300   Microsoft Corporation                                                                            3,105,094
      54,700   Motorola, Inc.                                                                                     986,788
      15,500   National Semiconductor Corporation                                                                 240,095
      21,400   NETGEAR, Inc.(b,c)                                                                                 261,508
      12,700   Network Appliance, Inc.(b)                                                                         292,100
      26,600   Nokia Corporation ADR                                                                              364,952
      51,100   Nortel Networks Corporation(b)                                                                     173,740
      17,800   NVIDIA Corporation(b)                                                                              258,456
      53,500   ON Semiconductor Corporation(b)                                                                    167,455
      85,000   Oracle Corporation(b)                                                                              958,800
      10,100   Plexus Corporation(b)                                                                              111,504
      10,500   PMC-Sierra, Inc.(b)                                                                                 92,505
      37,800   QUALCOMM, Inc.                                                                                   1,475,712
       5,000   SanDisk Corporation(c)                                                                             145,600
      16,500   Sanmina-SCI Corporation(b)                                                                         116,325
      12,200   SAP AG                                                                                             475,190
      22,200   Siebel Systems, Inc.(b)                                                                            167,388
      40,100   Skyworks Solutions, Inc.(b)                                                                        380,950
      14,900   STMicroelectronics NV(c)                                                                           257,472
       5,700   Symantec Corporation                                                                               312,816
       9,100   Symbol Technologies, Inc.                                                                          115,024
      45,913   Taiwan Semiconductor Manufacturing Company, Ltd. ADR                                               327,819
      19,500   Telefonaktiebolaget LM Ericsson(b)                                                                 609,180
       9,800   Teradyne, Inc.(b)                                                                                  131,320
      24,800   Texas Instruments, Inc.                                                                            527,744
      29,200   VeriSign, Inc.(b)                                                                                  580,496
       4,600   VERITAS Software Corporation(b)                                                                     81,880
       6,200   Vishay Intertechnology, Inc.(b)                                                                     79,980
      19,100   Western Digital Corporation(b)                                                                     167,889
      65,300   Wind River Systems, Inc.(b)                                                                        796,660
      11,300   Xerox Corporation(b)                                                                               159,104
      12,700   Xilinx, Inc.                                                                                       342,900
      32,000   Yahoo!, Inc.                                                                                     1,085,120
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    41,058,124
=========================================================================================================================

Telecommunication Services (1.9%)
-------------------------------------------------------------------------------------------------------------------------
       5,100   Nextel Communications, Inc.(b)                                                                     121,584
      20,550   Sprint Corporation (FON Group)                                                                     413,672
      11,900   Verizon Communications, Inc.                                                                       468,622
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                 1,003,878
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $47,647,158)                                                           46,791,210
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (4.0%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,077,081   Thrivent Financial Securities Lending Trust                      1.760%              N/A        $2,077,081
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $2,077,081)                                                                                      2,077,081
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (6.0%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,100,000   Shell Finance (UK) plc                                           1.870%        10/1/2004        $1,100,000
   2,015,910   Thrivent Money Market Portfolio                                  1.300               N/A         2,015,910
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 3,115,910
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $52,840,149)                                                           $51,984,201
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

(e) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner Small Cap Growth Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Partner Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (76.2%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (14.1%)
-------------------------------------------------------------------------------------------------------------------------
      11,055   99 Cents Only Stores(b,c)                                                                         $157,313
       4,470   Aeropostale, Inc.                                                                                  117,114
      23,864   Alliance Gaming Corporation(b,c)                                                                   359,392
       4,570   Aztar Corporation(b)                                                                               121,105
      12,425   Coldwater Creek, Inc.                                                                              259,310
      14,700   Cox Radio, Inc.(b)                                                                                 219,324
      15,142   Emmis Communications Corporation(b)                                                                273,465
      25,950   Entravision Communications Corporation(b,c)                                                        197,480
      18,123   Fred's, Inc.(c)                                                                                    325,489
      10,140   Genesco, Inc.(b)                                                                                   238,797
       5,450   Getty Images, Inc.(b)                                                                              301,385
       9,630   Insight Enterprises, Inc.(b)                                                                       162,169
       6,280   Jackson Hewitt Tax Services, Inc.(b,c)                                                             127,044
       6,163   Joseph A. Banks Clothiers, Inc.(b,c)                                                               170,578
      11,750   Linens On Things, Inc.(b)                                                                          272,248
      18,860   Lions Gate Entertainment Corporation(b,c)                                                          164,082
      30,000   Mediacom Communications Corpoation(b,c)                                                            195,900
       8,466   Monaco Coach Corporation                                                                           183,289
       9,100   Multimedia Games, Inc.(c)                                                                          141,050
       6,150   Nautilus Group, Inc.                                                                               138,928
       4,870   Overstock.com, Inc.(b,c)                                                                           178,875
       4,850   P.F. Chang's China Bistro, Inc.(b)                                                                 235,176
       9,990   PETCO Animal Supplies, Inc.(b)                                                                     326,273
      17,578   RARE Hospitality International, Inc.(b)                                                            468,454
      10,744   Ruby Tuesday, Inc.                                                                                 299,435
       1,890   Ryland Group, Inc.                                                                                 175,127
      10,360   Scientific Games Corporation(b,c)                                                                  197,876
       4,570   Shuffle Master, Inc.(c)                                                                            171,192
       7,390   Stamps.com, Inc.                                                                                    98,287
      12,710   Stein Mart, Inc.(b)                                                                                193,446
       8,050   Toll Brothers, Inc.(b,c)                                                                           372,956
      11,730   Tractor Supply Company(b)                                                                          368,791
      50,000   ValueVision Media, Inc.(b,c)                                                                       669,500
      11,983   Winnebago Industries, Inc.                                                                         415,091
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     8,295,941
=========================================================================================================================

Consumer Staples (1.7%)
-------------------------------------------------------------------------------------------------------------------------
       8,240   Performance Food Group Company(b)                                                                  195,288
       7,030   Rayovac Corporation(b)                                                                             185,240
      27,687   SunOpta, Inc.(b,c)                                                                                 215,405
       3,090   United Natural Foods, Inc.                                                                          82,194
       4,910   USANA Health Sciences, Inc.(b,c)                                                                   170,868
      15,962   Wild Oats Markets, Inc.(b)                                                                         137,912
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                             986,907
=========================================================================================================================

Energy (4.0%)
-------------------------------------------------------------------------------------------------------------------------
       7,643   Cal Dive International, Inc.(b)                                                                    272,244
       2,630   Carbo Ceramics, Inc.                                                                               189,728
       5,600   Cooper Cameron Corporation(b)                                                                      307,104
       8,380   Cor Laboratories NV(b)                                                                             206,064
       4,200   Forest Oil Corporation(b)                                                                          126,504
       6,020   General Maritime Corporation(b)                                                                    209,677
       3,960   Holly Corporation(b,c)                                                                             100,980
       5,630   Hydril Company(b)                                                                                  241,808
      12,480   KCS Energy, Inc.(b,c)                                                                              173,597
       7,140   Quicksilver Resources, Inc.(c)                                                                     233,264
       2,940   Southwestern Energy Company(b)                                                                     123,451
       5,500   Western Gas Resources, Inc.(c)                                                                     157,245
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,341,666
=========================================================================================================================

Financials (7.8%)
-------------------------------------------------------------------------------------------------------------------------
      12,880   Affiliated Managers Group, Inc.(c)                                                                 689,598
       3,290   Bank of the Ozarks, Inc.(c)                                                                         97,812
       5,320   BankUnited Financial Corporation(b)                                                                155,078
       6,900   Boston Private Financial Holdings, Inc.(c)                                                         172,224
       8,450   Bristol West Holdings, Inc.(b,c)                                                                   144,833
       4,340   Direct General Corporation(b)                                                                      125,513
       9,400   East West Bancorp, Inc.                                                                            315,746
      14,050   Financial Federal Corporation(b)                                                                   526,594
       6,050   Gabelli Asset Management, Inc.(c)                                                                  259,242
      14,770   Jefferies Group, Inc.                                                                              509,122
       5,600   Piper Jaffray Companies(b)                                                                         221,704
       4,930   Platinum Underwriters Holdings, Ltd.                                                               144,350
       5,430   Selective Insurance Group, Inc.                                                                    201,996
      17,440   Southwest Bancorporation of Texas, Inc.                                                            351,242
      10,730   U.S.I. Holdings Corporation(b)                                                                     146,464
       6,570   Ventas, Inc.                                                                                       170,294
       6,555   Wintrust Financial Corporation                                                                     375,470
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 4,607,282
=========================================================================================================================

Health Care (12.7%)
-------------------------------------------------------------------------------------------------------------------------
       8,050   Advanced Medical Optics, Inc.(b)                                                                   318,538
       8,700   Advanced Neuromodulation Systems, Inc.(b,c)                                                        264,045
       1,800   Align Technology, Inc.(b)                                                                           27,431
       6,390   American Healthways, Inc.                                                                          186,013
       8,250   American Medical Systems Holdings, Inc.(b)                                                         299,228
       4,400   AmSurg Corporation(c)                                                                               93,192
       8,286   Connetics Corporation(b,c)                                                                         223,888
       7,930   Digene Corporation(b,c)                                                                            205,863
       9,348   Edwards Lifesciences Corporation(b)                                                                313,158
      10,534   Enzon Pharmaceuticals, Inc.(b,c)                                                                   168,017
       7,550   Genesis Healthcare Corporation(b)                                                                  229,596
       3,940   Given Imaging, Ltd.(b,c)                                                                           151,493
       9,203   HealthExtras, Inc.(b,c)                                                                            128,290
       4,850   IDEXX Laboratories, Inc.(b)                                                                        246,089
      13,710   Immucor, Inc.                                                                                      339,322
      14,610   Impax Laboratories, Inc.(b,c)                                                                      224,410
      10,411   INAMED Corporation                                                                                 496,292
       7,130   Kindred Healthcare, Inc.                                                                           173,972
       6,050   LifePoint Hospitals, Inc.(b)                                                                       181,560
       7,020   Magellan Health Services, Inc.(b)                                                                  256,651
       3,040   Martek Biosciences Corporation(b,c)                                                                147,866
      12,000   MGI Pharma, Inc.                                                                                   320,280
      15,620   Nabi Biopharmaceuticals(b,c)                                                                       208,996
       1,000   NeighborCare, Inc.(b)                                                                               25,384
       9,020   Nektar Therapeutics(b,c)                                                                           130,610
       3,590   Pharmion Corporation(b)                                                                            185,589
      14,706   Priority Healthcare Corporation(b)                                                                 296,326
      18,509   PSS World Medical, Inc.(b)                                                                         185,830
       6,480   ResMed, Inc.(b,c)                                                                                  308,513
       6,115   Salix Pharmaceuticals, Ltd.(b,c)                                                                   131,595
      18,700   Select Medical Corporation                                                                         251,141
       7,220   Sierra Health Services, Inc.(b,c)                                                                  346,055
      14,600   Thoratec Corporation(b)                                                                            140,452
       6,020   Varian, Inc.(b)                                                                                    227,977
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                7,433,662
=========================================================================================================================

Industrials (6.6%)
-------------------------------------------------------------------------------------------------------------------------
       4,810   Applied Signal Technology, Inc.(c)                                                                 153,872
       3,790   Armor Holdings, Inc.(b)                                                                            157,702
       9,860   Artesyn Technologies, Inc.(b,c)                                                                     98,403
      17,560   DiamondCluster International, Inc.(b)                                                              214,232
       9,819   Education Management Corporation                                                                   261,578
       8,620   EGL, Inc.(b)                                                                                       260,841
       6,488   Forward Air Corporation(b)                                                                         259,650
      22,362   FTI Consulting, Inc.(b,c)                                                                          422,642
      10,400   FuelCell Energy, Inc.(b)                                                                           106,600
       6,120   Hughes Supply, Inc.                                                                                184,028
      13,884   Jacobs Engineering Group, Inc.(b)                                                                  531,618
       8,810   Korn/Ferry International(b,c)                                                                      160,606
       1,700   Landstar System, Inc.                                                                               99,756
      10,870   Navigant Consulting, Inc.(b)                                                                       238,705
       3,360   Resources Connection, Inc.(b,c)                                                                    126,941
       4,120   Roper Industries, Inc.                                                                             236,735
       5,640   Wabash National Corporation(b)                                                                     154,931
       6,765   Waste Connections, Inc.                                                                            214,315
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                3,883,155
=========================================================================================================================

Information Technology (25.9%)
-------------------------------------------------------------------------------------------------------------------------
       8,980   Advent Software, Inc.(b)                                                                           151,133
       8,340   Akamai Technologies, Inc.(b)                                                                       117,177
      12,925   Altiris, Inc.(b)                                                                                   409,076
      26,030   Andrew Corporation(b)                                                                              318,607
      18,670   Aquantive, Inc.(b,c)                                                                               180,166
       5,200   Avid Technology, Inc.(b,c)                                                                         243,724
      19,500   Avocent Corporation(b)                                                                             507,585
      22,783   Benchmark Electronics, Inc.                                                                        678,933
       7,030   Blackboard, Inc.(b,c)                                                                              120,635
      13,700   Catapult Communications Corporation(b,c)                                                           258,108
      35,850   CIBER, Inc.(b,c)                                                                                   269,592
      21,800   CNET Networks, Inc.(b)                                                                             199,470
       5,130   Cogent, Inc.(b)                                                                                     93,469
       5,520   Cognex Corporation(c)                                                                              144,624
       2,500   Cymer, Inc.(b,c)                                                                                    71,650
      30,495   Digital Insight Corporation(b,c)                                                                   415,647
       8,150   Digital River, Inc.(b)                                                                             242,707
      13,770   Epicor Software Corporation(b,c)                                                                   165,653
       8,700   F5 Networks, Inc.(b,c)                                                                             265,002
       7,457   FactSet Research Systems, Inc.(c)                                                                  359,427
      17,450   Fair Isaac Corporation                                                                             509,540
      17,563   FileNet Corporation(b,c)                                                                           306,650
       7,450   Global Imaging Systems, Inc.(b,c)                                                                  231,546
       4,870   Global Payments, Inc.                                                                              260,788
      15,610   Hyperion Solutions Corporation(b)                                                                  530,584
      19,080   Identix, Inc.(b,c)                                                                                 127,073
      41,350   Informatica Corporation(b)                                                                         241,898
       3,320   InfoSpace, Inc.(b,c)                                                                               157,335
       8,480   Inter-Tel, Inc.                                                                                    183,338
      18,000   Intersil Corporation                                                                               286,740
      29,800   Ivillage, Inc.(b,c)                                                                                178,800
       4,080   J2 Global Communication, Inc.(b,c)                                                                 128,887
      10,350   Jack Henry & Associates, Inc.                                                                      194,270
      12,221   Keane, Inc.(b)                                                                                     187,715
      31,919   Kopin Corporation(b,c)                                                                             129,910
       7,550   Kronos, Inc.                                                                                       334,390
       9,403   Littelfuse, Inc.(b)                                                                                324,686
      11,910   Macrovision Corporation(b)                                                                         286,793
      13,060   Microsemi Corporation(c)                                                                           184,146
      20,090   MPS Group, Inc.(b)                                                                                 168,957
       9,980   Navarre Corporation(b,c)                                                                           144,610
      21,440   Opsware, Inc.(b,c)                                                                                 120,278
      15,619   Photon Dynamics, Inc.(b,c)                                                                         317,066
      37,340   Powerwave Technologies, Inc.(b,c)                                                                  230,014
       8,850   Rogers Corporation(b)                                                                              376,036
       9,000   RSA Security, Inc.(b,c)                                                                            173,700
      23,140   Sapient Corporation(b)                                                                             176,558
      24,570   Semtech Corporation(b)                                                                             471,007
      21,101   SERENA Software, Inc.(b,c)                                                                         353,020
      13,480   Silicon Image, Inc.(b,c)                                                                           170,387
       6,351   Silicon Laboratories, Inc.(b,c)                                                                    210,155
      12,270   Skyworks Solutions, Inc.(b)                                                                        116,565
      28,040   Sonus Networks, Inc.(b)                                                                            157,865
       7,170   Synaptics, Inc.(b)                                                                                 144,547
       5,330   Take-Two Interactive Software, Inc.(b)                                                             175,090
      32,140   TIBCO Software, Inc.(b)                                                                            273,511
      10,230   Trimble Navigation, Ltd.                                                                           323,268
      39,884   ValueClick, Inc.(b)                                                                                376,505
       3,120   Varian Semiconductor Equipment Associates, Inc.                                                     96,408
       7,310   Verint Systems, Inc.(b)                                                                            269,300
       3,790   Websense, Inc.(b)                                                                                  157,929
      11,960   Witness Systems, Inc.(b,c)                                                                         192,197
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    15,192,447
=========================================================================================================================

Materials (2.8%)
-------------------------------------------------------------------------------------------------------------------------
       8,130   Airgas, Inc.                                                                                       195,689
      10,180   Allegheny Technologies, Inc.                                                                       185,785
       7,430   Century Aluminum Company(b)                                                                        206,034
       2,210   Eagle Materials, Inc.(c)                                                                           157,573
       2,570   Georgia Gulf Corporation                                                                           114,596
       9,210   Headwaters, Inc.(b,c)                                                                              284,221
       4,220   Mine Safety Appliances Company(b)                                                                  171,838
       5,890   Pan American Silver Corporation(b)                                                                 100,307
       6,370   Steel Dynamics, Inc.(c)                                                                            246,009
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,662,052
=========================================================================================================================

Telecommunication Services (0.6%)
-------------------------------------------------------------------------------------------------------------------------
       3,160   Commonwealth Telephone Enterprises, Inc.(b,c)                                                      137,618
      27,720   SBA Communications Corporation(b,c)                                                                194,040
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                   331,658
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $44,879,321)                                                           44,734,770
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (20.7%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  12,142,369   Thrivent Financial Securities Lending Trust                      1.760%              N/A       $12,142,369
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $12,142,369)                                                                                    12,142,369
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (3.1%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $1,125,000   Old Line Funding Corporation                                     1.880%        10/1/2004        $1,125,000
     710,563   Thrivent Money Market Portfolio                                  1.300               N/A           710,563
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,835,563
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $58,857,253)                                                           $58,712,702
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner Small Cap Value Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Partner Small Cap Value Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock ( 89.0%)                                                                                Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (14.2%)
-------------------------------------------------------------------------------------------------------------------------
      48,900   Aaron Rents, Inc.                                                                               $1,064,064
      13,100   CSS Industries, Inc.(b)                                                                            405,314
      22,100   Fred's, Inc.(c)                                                                                    396,916
      18,400   Hancock Fabrics, Inc.                                                                              220,432
      31,500   Haverty Furniture Companies, Inc.                                                                  552,510
      19,800   Journal Register Company(b)                                                                        374,220
      26,100   RARE Hospitality International, Inc.(b)                                                            695,565
      27,100   RemedyTemp, Inc.(b)                                                                                282,924
      36,600   Ruby Tuesday, Inc.                                                                               1,020,042
      24,200   Saga Communications, Inc.(b)                                                                       410,190
      22,600   SCP Pool Corporation                                                                               604,324
       8,400   Sinclair Broadcast Group, Inc.                                                                      61,320
       9,100   Stanley Furniture Company, Inc.(b)                                                                 400,400
      43,600   Stein Mart, Inc.(b)                                                                                663,592
       6,400   Steven Madden, Ltd.(b)                                                                             112,960
      25,600   TBC Corporation(b)                                                                                 571,904
      23,800   Unifi, Inc.(b)                                                                                      54,264
      16,900   WCI Communities, Inc.(b)                                                                           393,770
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     8,284,711
=========================================================================================================================

Consumer Staples (1.1%)
-------------------------------------------------------------------------------------------------------------------------
      26,900   Casey's General Stores, Inc.                                                                       500,071
      15,000   Wild Oats Markets, Inc.(b)                                                                         129,600
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                             629,671
=========================================================================================================================

Energy (7.6%)
-------------------------------------------------------------------------------------------------------------------------
       7,300   Atwood Oceanics, Inc.(b)                                                                           347,042
       7,200   Carbo Ceramics, Inc.                                                                               519,408
      22,700   Encore Acquisition Company(b)                                                                      783,150
      19,300   Forest Oil Corporation(b)                                                                          581,316
       9,300   Lone Star Technologies, Inc.(b)                                                                    351,540
      36,400   Magnum Hunter Resources, Inc.(b)                                                                   420,056
      20,900   TETRA Technologies, Inc.(b)                                                                        648,945
      28,900   TODCO(b)                                                                                           501,415
      12,800   W-H Energy Services, Inc.(b)                                                                       265,600
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     4,418,472
=========================================================================================================================

Financials (20.8%)
-------------------------------------------------------------------------------------------------------------------------
      18,400   Allied Capital Corporation(b,c)                                                                    448,776
       7,900   American Capital Strategies, Ltd.(c)                                                               247,586
      14,200   Bedford Property Investors, Inc.                                                                   430,828
       7,600   Brown & Brown, Inc.                                                                                347,320
      27,700   East West Bancorp, Inc.                                                                            930,443
      23,500   First Financial Fund, Inc.                                                                         478,930
      18,400   First Republic Bank                                                                                846,400
      10,600   Glenborough Realty Trust, Inc.                                                                     220,162
      28,200   Innkeepers USA Trust                                                                               350,808
       2,100   iShares Russell 2000 Value(b,c)                                                                    359,310
      17,300   Kilroy Realty Corporation                                                                          657,919
      16,800   LaSalle Hotel Properties                                                                           463,680
       1,800   Markel Corporation(b)                                                                              555,120
      22,000   Max Re Capital, Ltd.                                                                               440,000
      11,700   Midland Company, The(b)                                                                            319,995
      23,100   Net Bank, Inc.(b,c)                                                                                231,231
      24,300   ProAssurance Corporation(b)                                                                        850,986
      14,600   Scottish Re Group, Ltd.(c)                                                                         309,082
      21,800   Silicon Valley Bancshares(b)                                                                       810,306
      13,200   Sun Communities, Inc.                                                                              517,308
      37,950   Texas Regional Bancshares, Inc.(b)                                                               1,179,866
      13,000   Triad Guaranty, Inc.(b)                                                                            721,240
      13,000   Washington Real Estate Investment Trust                                                            393,900
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                12,111,196
=========================================================================================================================

Health Care (4.1%)
-------------------------------------------------------------------------------------------------------------------------
       4,200   Analogic Corporation                                                                               175,098
       7,400   Arrow International, Inc.                                                                          221,260
      22,300   Bone Care International, Inc.(b)                                                                   541,890
      31,100   Diversa Corporation(b)                                                                             259,685
      26,500   Exelixis, Inc.(b)                                                                                  213,590
      38,500   Lexicon Genetics, Inc.(b)                                                                          253,715
      27,200   Owens & Minor, Inc.                                                                                690,880
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                2,356,118
=========================================================================================================================

Industrials (19.0%)
-------------------------------------------------------------------------------------------------------------------------
       7,800   Ameron International Corporation(b)                                                                256,620
      18,000   C&D Technologies, Inc.                                                                             342,360
      31,800   Casella Waste Systems, Inc.(b)                                                                     376,512
      16,100   Dollar Thrifty Automotive Group(b)                                                                 391,713
       9,700   EDO Corporation                                                                                    269,175
      14,400   ElkCorp                                                                                            399,744
      18,000   FTI Consulting, Inc.(b,c)                                                                          340,200
      13,500   G & K Services, Inc.                                                                               536,490
      11,900   Genesee and Wyoming, Inc.                                                                          301,308
       4,800   Genlyte Group, Inc.(b)                                                                             309,072
      16,550   IDEX Corporation                                                                                   562,038
      26,100   Insituform Technologies, Inc.(b)                                                                   487,287
      34,000   JLG Industries, Inc.                                                                               571,200
      15,600   Kirby Corporation(b)                                                                               626,340
      27,000   Landstar System, Inc.                                                                            1,584,359
      25,100   Matthews International Corporation(b)                                                              850,388
      13,500   McGrath Rentcorp(b,c)                                                                              493,425
      15,900   Nordson Corporation                                                                                545,847
      15,900   Thomas Industries, Inc.                                                                            499,260
      11,200   UTI Worldwide, Inc.                                                                                658,672
      11,500   Waste Connections, Inc.                                                                            364,320
       4,500   Woodward Governor Company                                                                          303,705
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               11,070,035
=========================================================================================================================

Information Technology (10.0%)
-------------------------------------------------------------------------------------------------------------------------
      13,000   ATMI, Inc.(b)                                                                                      266,240
      23,200   Belden CDT, Inc.                                                                                   505,760
      22,300   Exar Corporation(b)                                                                                315,768
      20,600   Franklin Electric Company, Inc.(b,c)                                                               815,760
      17,100   Helix Technology Corporation                                                                       232,474
      14,300   Littelfuse, Inc.(b)                                                                                493,779
      32,000   Merix Corporation(b,c)                                                                             331,520
      16,000   Methode Electronics, Inc.                                                                          204,640
      50,200   MPS Group, Inc.(b)                                                                                 422,182
      29,200   Mykrolis Corporation(b)                                                                            294,044
      23,000   Netegrity, Inc.(b)                                                                                 172,730
      32,700   Packeteer, Inc.(b)                                                                                 353,487
      21,200   Progress Software Corporation(b)                                                                   421,880
      18,900   SPSS, Inc.(b)                                                                                      251,937
       6,000   StarTek, Inc.                                                                                      188,160
      13,800   Websense, Inc.(b)                                                                                  575,046
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     5,845,407
=========================================================================================================================

Materials (9.2%)
-------------------------------------------------------------------------------------------------------------------------
      21,000   Airgas, Inc.                                                                                       505,470
      13,600   AptarGroup, Inc.                                                                                   597,992
      15,200   Arch Chemicals, Inc.                                                                               433,960
      11,300   Carpenter Technology Corporation                                                                   539,462
       6,800   Chesapeake Corporation                                                                             163,336
      11,500   Deltic Timber Corporation                                                                          457,585
      11,650   Florida Rock Industries, Inc.                                                                      570,734
      15,500   Gibraltar Steel Corporation(b)                                                                     560,480
       8,500   MacDermid, Inc.                                                                                    246,160
      18,700   Meridian Gold, Inc.(b)                                                                             312,664
       4,200   Minerals Technologies, Inc.                                                                        247,212
      17,500   Myers Industries, Inc.                                                                             191,625
      30,800   Wausau-Mosinee Paper Corporation                                                                   512,820
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  5,339,500
=========================================================================================================================

Telecommunication Services (0.5%)
-------------------------------------------------------------------------------------------------------------------------
      43,400   Wireless Facilities Inc.(b)                                                                        302,498
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                   302,498
=========================================================================================================================

Utilities (2.5%)
-------------------------------------------------------------------------------------------------------------------------
      13,800   Black Hills Corporation                                                                            383,364
      15,500   Cleco Corporation                                                                                  267,220
      17,800   El Paso Electric Company(b)                                                                        286,046
       8,700   Otter Tail Power Company(b,c)                                                                      221,850
      11,600   Vectren Corporation                                                                                292,088
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,450,568
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $48,573,850)                                                           51,808,176
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (5.0%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,914,788   Thrivent Financial Securities Lending Trust                      1.760%              N/A        $2,914,788
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $2,914,788)                                                                                      2,914,788
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (6.0%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   Shell Finance (UK) plc                                           1.870%        10/1/2004        $1,000,000
   2,503,800   Thrivent Money Market Portfolio                                  1.300               N/A         2,503,800
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 3,503,800
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $54,992,438)                                                           $58,226,764
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Small Cap Stock Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (74.7%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (12.3%)
-------------------------------------------------------------------------------------------------------------------------
      39,700   ADVO, Inc.                                                                                      $1,228,318
      21,550   Aeropostale, Inc.                                                                                  564,610
      16,300   American Eagle Outfitters, Inc.                                                                    600,655
      26,575   AnnTaylor Stores Corporation                                                                       621,855
      36,000   Applebee's International, Inc.(b)                                                                  910,080
      33,600   Arctic Cat, Inc.(b)                                                                                871,920
      24,600   Autoliv, Inc.(b)                                                                                   993,840
      36,400   Boyd Gaming Corporation                                                                          1,024,660
      33,500   Charlotte Russe Holding, Inc.(b,c)                                                                 384,580
      26,100   Children's Place Retail Stores, Inc.(b,c)                                                          624,051
      48,200   Cooper Tire & Rubber Company                                                                       972,194
      13,400   Entercom Communications Corporation(c)                                                             437,644
      28,400   Ethan Allen Interiors, Inc.(b)                                                                     986,900
      52,850   Gander Mountain Company(b,c)                                                                     1,057,793
      23,500   Guess ?, Inc.(c)                                                                                   418,535
      46,400   Insight Enterprises, Inc.(c)                                                                       781,376
      81,600   Interface, Inc.(b,c)                                                                               654,432
      28,200   International Speedway Corporation                                                               1,407,180
      19,900   Lee Enterprises, Inc.(b)                                                                           922,166
     102,200   Lions Gate Entertainment Corporation(c)                                                            889,140
      10,442   M.D.C. Holdings, Inc.(b)                                                                           763,310
      21,950   Marine Products Corporation(b)                                                                     395,100
      42,150   MarineMax, Inc.(b,c)                                                                               949,218
      13,800   Outback Steakhouse, Inc.(b)                                                                        573,114
      16,800   P.F. Chang's China Bistro, Inc.(b,c)                                                               814,632
      32,700   Pep Boys - Manny, Moe & Jack(b)                                                                    457,800
      31,200   Quiksilver, Inc.(b,c)                                                                              793,104
      78,200   Radio One, Inc.(b,c)                                                                             1,117,478
      23,400   Red Robin Gourmet Burgers, Inc.(c)                                                               1,021,878
      22,900   Regis Corporation                                                                                  921,038
      38,700   SCP Pool Corporation(b)                                                                          1,034,838
      27,950   Shuffle Master, Inc.(b)                                                                          1,047,007
      17,500   Stamps.com, Inc.(b)                                                                                232,750
      16,000   Toll Brothers, Inc.(b,c)                                                                           741,280
      20,200   Winnebago Industries, Inc.(b)                                                                      699,728
      35,700   Wolverine World Wide, Inc.                                                                         899,640
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    28,813,844
=========================================================================================================================

Consumer Staples (2.1%)
-------------------------------------------------------------------------------------------------------------------------
      59,600   Casey's General Stores, Inc.                                                                     1,107,964
      34,300   Church & Dwight Company, Inc.                                                                      962,458
      15,900   Corn Products International, Inc.(b)                                                               732,990
      24,500   Dean Foods Company(c)                                                                              735,490
      35,500   Elizabeth Arden, Inc.(b,c)                                                                         747,630
      16,100   McCormick & Company, Inc.                                                                          552,874
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           4,839,406
=========================================================================================================================

Energy (5.6%)
-------------------------------------------------------------------------------------------------------------------------
      36,000   Cimarex Energy Company(c)                                                                        1,257,840
      53,200   Energy Partners, Ltd.(b,c)                                                                         866,096
      23,500   FMC Technologies, Inc.(c)                                                                          784,900
      16,800   Harvest Natural Resources, Inc.(c)                                                                 278,880
      87,600   Key Energy Services, Inc.(c)                                                                       967,980
      47,100   Maverick Tube Corporation(c)                                                                     1,451,151
      19,300   Newfield Exploration Company(c)                                                                  1,181,932
      35,200   Patina Oil & Gas Corporation(b)                                                                  1,040,864
      74,600   Patterson-UTI Energy, Inc.                                                                       1,422,622
      20,800   Precision Drilling Corporation(b,c)                                                              1,196,000
      35,400   Pride International, Inc.(c)                                                                       700,566
      20,200   Teekay Shipping Corporation(b)                                                                     870,418
      19,100   Ultra Petroleum Corporation(b,c)                                                                   936,855
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    12,956,104
=========================================================================================================================

Financials (13.5%)
-------------------------------------------------------------------------------------------------------------------------
      16,750   Affiliated Managers Group, Inc.(b)                                                                 896,795
      12,400   Alexandria Real Estate Equities, Inc.                                                              814,928
      19,700   AMB Property Corporation                                                                           729,294
      23,900   American Capital Strategies, Ltd.(b)                                                               749,026
      51,350   Argonaut Group, Inc.(b,c)                                                                          958,704
      37,850   BioMed Realty Trust Inc.                                                                           665,782
      20,118   BOK Financial Corporation(c)                                                                       897,464
      25,200   Commercial Capital Bancorp, Inc.(b)                                                                571,788
      26,600   Corus Bankshares, Inc.(b)                                                                        1,147,258
      16,100   Developers Diversified Realty Corporation                                                          630,315
      21,300   Eastgroup Properties, Inc.                                                                         707,160
      20,250   First BanCorp(b)                                                                                   978,075
      24,100   First Midwest Bancorp, Inc.(b)                                                                     832,896
      43,000   HCC Insurance Holdings, Inc.                                                                     1,296,450
      79,200   HRPT Properties Trust                                                                              870,408
      30,900   Investors Financial Services Corporation(b)                                                      1,394,517
      18,500   MAF Bancorp, Inc.(b)                                                                               797,905
      31,200   Main Street Banks, Inc.(b)                                                                         954,720
      16,700   MB Financial, Inc.                                                                                 661,988
      30,275   Mercantile Bank Corporation                                                                      1,054,781
      10,800   Mills Corporation                                                                                  560,196
       9,900   New Century Financial Corporation(b)                                                               596,178
      27,400   Ohio Casualty Corporation(b,c)                                                                     573,482
      18,100   Pinnacle Financial Partners, Inc.(c)                                                               389,150
      15,700   Piper Jaffray Companies(b,c)                                                                       621,563
      42,000   Platinum Underwriters Holdings, Ltd.(b)                                                          1,229,760
      23,100   PrivateBancorp, Inc.(b)                                                                            622,776
      53,500   Providian Financial Corporation(c)                                                                 831,390
      23,300   Reinsurance Group of America(b)                                                                    959,960
      29,600   RLI Corporation(b)                                                                               1,111,480
      16,400   SL Green Realty Corporation                                                                        849,684
      27,700   Southwest Bancorporation of Texas, Inc.                                                            557,878
      56,700   Sterling Bancshares, Inc.                                                                          762,615
      18,600   UCBH Holdings, Inc.                                                                                726,702
      27,800   United Bankshares, Inc.                                                                            963,270
       3,400   Virginia Commerce Bancorp, Inc.(b,c)                                                                91,800
      30,958   Washington Federal, Inc.(b)                                                                        778,594
      81,200   Winston Hotels, Inc.(b)                                                                            868,840
      16,400   Wintrust Financial Corporation                                                                     939,392
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                31,644,964
=========================================================================================================================

Health Care (9.3%)
-------------------------------------------------------------------------------------------------------------------------
      33,300   Advanced Medical Optics, Inc.(c)                                                                 1,317,681
      15,000   Amedisys, Inc.(b,c)                                                                                449,250
      23,400   Cooper Companies, Inc.(b)                                                                        1,604,070
      16,300   Covance, Inc.(b,c)                                                                                 651,511
      70,600   CuraGen Corporation(b,c)                                                                           388,300
      64,100   D & K Healthcare Resources, Inc.                                                                   631,385
      21,800   Dade Behring Holdings, Inc.(b,c)                                                                 1,214,652
       7,400   Digene Corporation(b,c)                                                                            192,104
     191,700   Encore Medical Corporation (c)                                                                     954,666
      23,800   InterMune, Inc.(b,c)                                                                               280,602
      39,800   Intuitive Surgical, Inc.(c)                                                                        985,050
       6,500   Invitrogen Corporation(c)                                                                          357,435
      13,100   Kos Pharmaceuticals, Inc.(b,c)                                                                     466,491
      12,400   Medicis Pharmaceutical Corporation(b)                                                              484,096
      18,900   Millipore Corporation(c)                                                                           904,365
      18,900   NuVasive, Inc.(b,c)                                                                                199,584
      42,800   Perrigo Company(b)                                                                                 879,540
      39,800   Psychiatric Solutions, Inc.(b,c)                                                                 1,008,930
      17,000   Renal Care Group, Inc.                                                                             547,910
       9,800   ResMed, Inc.(b,c)                                                                                  466,578
     168,300   Savient Pharmaceuticals, Inc.(c)                                                                   387,090
      18,100   Sierra Health Services, Inc.(b,c)                                                                  867,533
      25,300   Sybron Dental Specialties, Inc.(b,c)                                                               751,157
       9,200   Techne Corporation(c)                                                                              351,256
      17,000   Telik, Inc.(b,c)                                                                                   379,100
      12,600   Trimeris, Inc.(b,c)                                                                                189,630
      29,300   United Surgical Partners International, Inc.(b,c)                                                1,006,455
      11,800   Varian, Inc.(c)                                                                                    446,866
      22,000   Ventana Medical Systems, Inc.(b,c)                                                               1,109,680
      35,200   Vertex Pharmaceuticals, Inc.(b,c)                                                                  369,600
      20,900   Watson Pharmaceuticals, Inc.(c)                                                                    615,714
      27,300   WellCare Health Plans, Inc.(c)                                                                     517,335
      19,700   Wright Medical Group, Inc.(b,c)                                                                    494,864
      19,400   ZymoGenetics, Inc.(b,c)                                                                            338,336
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               21,808,816
=========================================================================================================================

Industrials (14.3%)
-------------------------------------------------------------------------------------------------------------------------
      65,100   Artesyn Technologies, Inc.(b,c)                                                                    649,698
      46,850   Beacon Roofing Supply Inc(b,c)                                                                     768,340
      12,400   Briggs & Stratton Corporation                                                                    1,006,880
      50,100   Casella Waste Systems, Inc.(b,c)                                                                   593,184
      24,800   Consolidated Graphics, Inc.(b,c)                                                                 1,039,120
      20,400   Donaldson Company, Inc.(b)                                                                         579,156
      27,400   Dycom Industries, Inc.(c)                                                                          777,886
      56,200   Federal Signal Corporation                                                                       1,044,196
      27,300   G & K Services, Inc.(b)                                                                          1,084,902
      29,650   Genesee and Wyoming, Inc.                                                                          750,738
      21,900   Genlyte Group, Inc.(c)                                                                           1,410,141
      29,850   Graco, Inc.                                                                                        999,975
      40,013   Heartland Express, Inc.(b)                                                                         738,240
      26,800   Hughes Supply, Inc.(b)                                                                             805,876
      36,300   IDEX Corporation(b)                                                                              1,232,748
      52,800   Intersections, Inc.(b,c)                                                                           773,520
      17,300   Jacobs Engineering Group, Inc.(b,c)                                                                662,417
      80,300   Jacuzzi Brands, Inc.(c)                                                                            746,790
      74,200   Kforce, Inc.(c)                                                                                    621,796
      30,250   Knight Transportation, Inc.(b)                                                                     647,955
      11,800   Landstar System, Inc.(b)                                                                           692,424
      26,200   Lindsay Manufacturing Company(b)                                                                   702,946
      30,800   Manitowoc Company, Inc.                                                                          1,092,168
      33,300   Mercury Computer Systems, Inc.(b,c)                                                                896,436
      31,300   Monster Worldwide, Inc.(c)                                                                         771,232
      41,800   MSC Industrial Direct Company, Inc.(b)                                                           1,424,544
      17,000   Oshkosh Truck Corporation                                                                          970,020
      20,900   Pacer International, Inc.(c)                                                                       342,760
      14,200   Precision Castparts Corporation(b)                                                                 852,710
      32,600   Ritchie Bros. Auctioneers, Inc.                                                                    999,190
      10,100   Roper Industries, Inc.                                                                             580,346
      54,700   SkyWest, Inc.(b)                                                                                   823,235
      59,400   Standard Parking Corporation(c)                                                                    766,854
      12,000   Tetra Tech, Inc.(b,c)                                                                              152,040
      14,200   Toro Company(b)                                                                                    969,860
      21,500   Trex Company, Inc.(b,c)                                                                            952,020
      21,100   United Defense Industries, Inc.(b,c)                                                               843,789
      31,200   URS Corporation(b,c)                                                                               832,416
      33,600   Waste Connections, Inc.                                                                          1,064,448
      24,500   Watson Wyatt & Company Holdings                                                                    644,350
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               33,307,346
=========================================================================================================================

Information Technology (11.3%)
-------------------------------------------------------------------------------------------------------------------------
      44,100   Acxiom Corporation                                                                               1,046,934
      11,300   ADTRAN, Inc.                                                                                       256,284
      31,100   Akamai Technologies, Inc.(b,c)                                                                     436,955
      20,000   Arris Group, Inc.(b,c)                                                                             104,400
      12,000   Avid Technology, Inc.(c)                                                                           562,440
      22,900   Avocent Corporation(c)                                                                             596,087
      41,400   Axcelis Technologies, Inc.(b,c)                                                                    342,792
      21,100   Cabot Microelectronics Corporation(b,c)                                                            764,875
      16,200   CACI International, Inc.(b,c)                                                                      855,036
      12,200   Cymer, Inc.(b,c)                                                                                   349,652
      70,200   Cypress Semiconductor Corporation(b,c)                                                             620,568
      19,800   Dionex Corporation(c)                                                                            1,083,060
      78,400   Entrust, Inc.(c)                                                                                   198,352
      30,000   Global Payments, Inc.(b)                                                                         1,606,500
      79,700   Ingram Micro, Inc.(c)                                                                            1,283,170
      34,300   Inter-Tel, Inc.(b)                                                                                 741,566
      13,100   International Rectifier Corporation(c)                                                             449,330
      14,700   Kronos, Inc.(b)                                                                                    651,063
      23,900   Littelfuse, Inc.(b,c)                                                                              825,267
      23,700   Macromedia, Inc.(c)                                                                                475,896
      16,700   Manhattan Associates, Inc.(b,c)                                                                    407,814
      31,700   McAfee, Inc.(c)                                                                                    637,170
      81,300   MPS Group, Inc.(c)                                                                                 683,733
      58,200   MSC.Software Corporation(b,c)                                                                      467,928
     166,900   ON Semiconductor Corporation(b,c)                                                                  522,397
      88,200   Parametric Technology Corporation(b,c)                                                             465,696
      24,100   Photronics, Inc.(b,c)                                                                              400,542
      49,000   Pinnacle Systems, Inc.(b,c)                                                                        204,330
      23,300   Plantronics, Inc.                                                                                1,007,492
     125,900   Plexus Corporation(b,c)                                                                          1,389,936
      57,300   Powerwave Technologies, Inc.(b,c)                                                                  352,968
      24,800   RSA Security, Inc.(b,c)                                                                            478,640
      54,500   Skyworks Solutions, Inc.(b,c)                                                                      517,750
      24,900   Tech Data Corporation(c)                                                                           959,895
      89,300   Three-Five Systems, Inc.(b,c)                                                                      244,682
      47,400   TIBCO Software, Inc.(c)                                                                            403,374
      44,700   Tollgrade Communications, Inc.(c)                                                                  392,913
      16,200   Varian Semiconductor Equipment Associates, Inc.(c)                                                 500,580
      20,800   VeriSign, Inc.(c)                                                                                  413,504
      57,500   Vishay Intertechnology, Inc.(b,c)                                                                  741,750
     142,600   Vitesse Semiconductor Corporation(c)                                                               389,298
     132,300   Wind River Systems, Inc.(c)                                                                      1,614,061
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    26,446,680
=========================================================================================================================

Materials (4.9%)
-------------------------------------------------------------------------------------------------------------------------
      33,700   Century Aluminum Company(c)                                                                        934,501
      15,100   Florida Rock Industries, Inc.(b)                                                                   739,749
      14,200   H.B. Fuller Company                                                                                389,080
      16,400   Lubrizol Corporation                                                                               567,440
      30,000   MacDermid, Inc.                                                                                    868,800
      33,300   NOVA Chemicals Corporation                                                                       1,288,710
      54,200   Packaging Corporation of America                                                                 1,326,274
      17,200   Peabody Energy Corporation                                                                       1,023,400
      19,100   Quanex Corporation(b)                                                                              979,448
      36,700   RPM International, Inc.(b)                                                                         647,755
      27,900   Schweitzer-Mauduit International, Inc.(b)                                                          903,960
      30,700   Steel Dynamics, Inc.(b)                                                                          1,185,634
      35,900   Wausau-Mosinee Paper Corporation(b)                                                                597,735
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 11,452,486
=========================================================================================================================

Utilities (1.4%)
-------------------------------------------------------------------------------------------------------------------------
      35,700   Aqua America, Inc.                                                                                 789,327
      28,500   Energen Corporation                                                                              1,469,175
      24,900   Piedmont Natural Gas Company, Inc.                                                               1,094,106
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  3,352,608
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $148,506,794)                                                         174,622,254
=========================================================================================================================
   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (20.2%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
       5,814   BNP Paribas Letter of Credit                                     0.150%        4/21/2005            $5,814
       3,420   JP Morgan Chase Letter of Credit                                 0.150        11/20/2004             3,420
  47,353,179   Thrivent Financial Securities Lending Trust                      1.760               N/A        47,353,179
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $47,362,413)                                                                                    47,362,413
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (5.1%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,800,000   Royal Bank of Scotland plc                                       1.750%       10/18/2004        $1,798,512
   2,725,000   Shell Finance (UK) plc                                           1.870         10/1/2004         2,725,000
   7,438,468   Thrivent Money Market Portfolio                                  1.300               N/A         7,438,468
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                11,961,980
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $207,831,187)                                                         $233,946,647
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Small Cap Index Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (78.3%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (13.2%)
-------------------------------------------------------------------------------------------------------------------------
      12,400   4Kids Entertainment, Inc.(b,c)                                                                    $250,480
      45,375   Aaron Rents, Inc.(c)                                                                               987,360
      16,800   Action Performance Companies, Inc.(c)                                                              170,184
      17,400   Advanced Marketing Services, Inc.(c)                                                               187,746
      27,950   ADVO, Inc.(c)                                                                                      864,773
      22,000   Applica, Inc.(b,c)                                                                                  88,880
      28,500   Arbitron, Inc.(b)                                                                                1,043,385
      18,900   Arctic Cat, Inc.                                                                                   490,455
      26,900   Argosy Gaming Company(b,c)                                                                       1,054,480
      12,300   Ashworth, Inc.(b)                                                                                  100,860
      31,600   Aztar Corporation(b)                                                                               837,400
      31,100   Bally Total Fitness Holding Corporation(b,c)                                                       113,204
      10,700   Bassett Furniture Industries, Inc.(c)                                                              202,016
      16,600   Brown Shoe Company, Inc.                                                                           415,996
      12,300   Building Materials Holding Corporation(c)                                                          338,496
      40,800   Burlington Coat Factory Warehouse Corporation(c)                                                   866,184
      18,800   Cato Corporation(c)                                                                                418,300
      33,425   CEC Entertainment, Inc.(c)                                                                       1,228,369
      65,100   Champion Enterprises, Inc.(b,c)                                                                    669,879
      24,600   Children's Place Retail Stores, Inc.(b,c)                                                          588,186
      33,325   Christopher & Banks Corporation(c)                                                                 533,533
      14,300   Coachmen Industries, Inc.(c)                                                                       225,654
      20,000   Cost Plus, Inc.(b)                                                                                 707,600
      12,300   Department 56, Inc.(b,c)                                                                           200,490
      27,100   Dress Barn, Inc.(b)(c)                                                                             472,895
      21,700   Electronics Boutique Holdings Corporation(b)                                                       739,970
      13,000   Enesco Group, Inc.(b,c)                                                                             89,050
      34,050   Ethan Allen Interiors, Inc.(c)                                                                   1,183,238
      27,860   Fedders Corporation(c)                                                                             113,947
      50,600   Fleetwood Enterprises, Inc.(b,c)                                                                   768,108
      64,637   Fossil, Inc.(c)                                                                                  1,999,869
      35,850   Fred's, Inc.(c)                                                                                    643,866
      19,900   Genesco, Inc.(b)                                                                                   468,645
      30,100   Goody's Family Clothing, Inc.(c)                                                                   253,442
      20,900   Group 1 Automotive, Inc.(b,c)                                                                      570,152
      23,000   Guitar Center, Inc.(b,c)                                                                           995,900
      27,900   Gymboree Corporation(b)                                                                            401,760
       6,600   Haggar Corporation(c)                                                                              113,124
      17,300   Hancock Fabrics, Inc.(c)                                                                           207,254
      20,600   Haverty Furniture Companies, Inc.(c)                                                               361,324
      21,400   Hibbett Sporting Goods, Inc.                                                                       438,486
      42,675   Hot Topic, Inc.(b,c)                                                                               727,182
      18,500   IHOP Corporation(c)                                                                                706,885
      19,100   Information Holdings, Inc.(b)                                                                      520,093
      44,275   Insight Enterprises, Inc.(b)                                                                       745,591
      47,300   Interface, Inc.(b,c)                                                                               379,346
      18,350   J. Jill Group, Inc.(b,c)                                                                           364,248
      33,600   Jack in the Box, Inc.(b)                                                                         1,066,128
      23,900   JAKKS Pacific, Inc.(b,c)                                                                           549,700
      20,530   Jo-Ann Stores, Inc.(b,c)                                                                           575,661
      31,800   K-Swiss, Inc.(c)                                                                                   612,150
      42,600   K2, Inc.(b)                                                                                        609,606
      25,100   Kellwood Company(c)                                                                                914,895
      25,200   Landry's Restaurants, Inc.(c)                                                                      687,708
      47,500   Lay-Z-Boy, Inc.(c)                                                                                 721,050
      12,600   Libbey, Inc.                                                                                       235,620
      41,200   Linens On Things, Inc.(b)                                                                          954,604
      20,000   Lone Star Steakhouse & Saloon, Inc.(c)                                                             516,600
      29,751   M.D.C. Holdings, Inc.                                                                            2,174,798
      27,200   Marcus Corporation(c)                                                                              529,584
      18,300   Meade Instruments Corporation(b,c)                                                                  56,913
      33,000   Men's Wearhouse, Inc.(b,c)                                                                         958,650
      11,800   Meritage Homes Corporation(b,c)                                                                    927,480
      14,300   Midas, Inc.(b,c)                                                                                   231,660
      26,800   Monaco Coach Corporation(c)                                                                        580,220
      29,500   Movie Gallery, Inc.(c)                                                                             517,135
      25,700   Multimedia Games, Inc.(c)                                                                          398,350
       6,200   National Presto Industries, Inc.(c)                                                                259,284
      29,900   Nautilus Group, Inc.(c)                                                                            675,441
       5,820   NVR, Inc.(b)                                                                                     3,206,819
      19,500   O'Charley's, Inc.(b,c)                                                                             317,850
      10,700   OshKosh B'Gosh, Inc.(c)                                                                            216,140
      14,800   Oxford Industries, Inc.(c)                                                                         551,300
      23,400   P.F. Chang's China Bistro, Inc.(b,c)                                                             1,134,666
      27,600   Panera Bread Company(b,c)                                                                        1,036,104
      15,300   Papa John's International, Inc.(b,c)                                                               469,404
      55,000   Pep Boys - Manny, Moe & Jack(c)                                                                    770,000
      28,100   Phillips-Van Heusen Corporation(c)                                                                 626,068
      32,500   Pinnacle Entertainment, Inc.(b,c)                                                                  448,500
      39,000   Polaris Industries, Inc.(c)                                                                      2,176,980
      40,700   Prime Hospitality Corporation(b)                                                                   495,319
      51,800   Quiksilver, Inc.(b)                                                                              1,316,756
      30,950   RARE Hospitality International, Inc.(b)                                                            824,818
      19,000   Russ Berrie and Company, Inc.(c)                                                                   382,850
      29,800   Russell Corporation(c)                                                                             501,832
      38,000   Ryan's Restaurant Group, Inc.(b,c)                                                                 563,920
      48,212   SCP Pool Corporation                                                                             1,289,189
      33,500   Select Comfort Corporation(b,c)                                                                    609,700
      26,800   ShopKo Stores, Inc.(b,c)                                                                           466,588
      21,150   Shuffle Master, Inc.(c)                                                                            792,279
       7,700   Skyline Corporation(c)                                                                             308,385
      54,468   Sonic Corporation                                                                                1,396,015
      18,100   Standard Motor Products, Inc.(c)                                                                   273,491
      30,700   Standard Pacific Corporation                                                                     1,730,559
      25,017   Steak n Shake Company(b,c)                                                                         427,290
      38,500   Stein Mart, Inc.(b)                                                                                585,970
      34,500   Stride Rite Corporation(c)                                                                         353,625
      24,600   Sturm, Ruger & Company, Inc.(c)                                                                    221,646
      20,300   TBC Corporation(b,c)                                                                               453,502
      13,300   Thomas Nelson, Inc.                                                                                260,015
      31,400   Too, Inc.(b,c)                                                                                     567,398
      53,100   Tower Automotive, Inc.(b,c)                                                                        110,979
      34,900   Tractor Supply Company(b)                                                                        1,097,256
      58,600   Triarc Companies, Inc.(c)                                                                          672,142
      30,700   Winnebago Industries, Inc.(c)                                                                    1,063,448
      27,500   WMS Industries, Inc.(b,c)                                                                          706,475
      35,700   Wolverine World Wide, Inc.                                                                         899,640
      47,500   Zale Corporation(c)                                                                              1,334,750
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    71,261,190
=========================================================================================================================

Consumer Staples (2.6%)
-------------------------------------------------------------------------------------------------------------------------
      16,500   American Italian Pasta Company(c)                                                                  431,475
      45,700   Casey's General Stores, Inc.                                                                       849,563
      33,700   Corn Products International, Inc.(c)                                                             1,553,570
      35,100   Delta & Pine Land Company                                                                          938,925
      41,200   DIMON, Inc.(c)                                                                                     242,668
      40,000   Flowers Foods, Inc.                                                                              1,034,000
      35,200   Great Atlantic & Pacific Tea Company, Inc.(b,c)                                                    214,720
      33,300   Hain Celestial Group, Inc.(b,c)                                                                    588,744
       8,200   J & J Snack Foods Corporation(b,c)                                                                 351,616
      27,000   Lance, Inc.(c)                                                                                     436,050
      34,100   Longs Drug Stores Corporation(c)                                                                   825,220
      11,200   Nash Finch Company(c)                                                                              352,240
      13,800   Nature's Sunshine Products, Inc.(c)                                                                209,346
      61,100   NBTY, Inc.(b)                                                                                    1,317,316
      42,400   Performance Food Group Company(b,c)                                                              1,004,880
      26,700   Ralcorp Holdings, Inc.(b)                                                                          963,870
      31,600   Rayovac Corporation(b,c)                                                                           832,660
      18,200   Sanderson Farms, Inc.(c)                                                                           608,790
      36,500   United Natural Foods, Inc.                                                                         970,900
      15,370   WD-40 Company(c)                                                                                   439,582
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          14,166,135
=========================================================================================================================

Energy (4.7%)
-------------------------------------------------------------------------------------------------------------------------
      12,700   Atwood Oceanics, Inc.(b,c)                                                                         603,758
      30,200   Cabot Oil & Gas Corporation                                                                      1,355,980
      35,000   Cal Dive International, Inc.(b)                                                                  1,246,700
      14,600   Carbo Ceramics, Inc.(c)                                                                          1,053,244
      37,800   Cimarex Energy Company(b,c)                                                                      1,320,732
      15,800   Dril-Quip, Inc.(b)                                                                                 352,340
      24,600   Frontier Oil Corporation                                                                           580,806
      21,000   Hydril Company(b,c)                                                                                901,950
      69,500   Input/Output, Inc.(b,c)                                                                            716,545
      26,500   Lone Star Technologies, Inc.(b,c)                                                                1,001,700
      38,800   Maverick Tube Corporation(b,c)                                                                   1,195,428
      23,000   Oceaneering International, Inc.(b,c)                                                               847,320
      20,900   Offshore Logistics, Inc.(b)                                                                        719,378
      64,474   Patina Oil & Gas Corporation                                                                     1,906,496
      14,600   Petroleum Development Corporation(b)                                                               639,772
      25,100   Remington Oil and Gas Corporation(b,c)                                                             658,875
      16,750   SEACOR Holdings, Inc.(b,c)                                                                         783,062
      33,000   Southwestern Energy Company(b,c)                                                                 1,385,670
      30,900   Spinnaker Exploration Company(b)                                                                 1,082,736
      26,200   St. Mary Land & Exploration Company(c)                                                           1,043,022
      24,300   Stone Energy Corporation(b)                                                                      1,063,368
      25,500   Swift Energy Company(b)                                                                            610,980
      20,350   TETRA Technologies, Inc.(b,c)                                                                      631,868
      41,800   Unit Corporation(b)                                                                              1,466,344
      30,500   Veritas DGC, Inc.(b,c)                                                                             694,790
      59,500   Vintage Petroleum, Inc.                                                                          1,194,165
      25,100   W-H Energy Services, Inc.(b)                                                                       520,825
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    25,577,854
=========================================================================================================================

Financials (12.3%)
-------------------------------------------------------------------------------------------------------------------------
      21,100   Anchor BanCorp Wisconsin, Inc.(c)                                                                  546,490
      54,600   Bankatlantic Bancorp, Inc.                                                                       1,000,272
      27,400   BankUnited Financial Corporation(b)                                                                798,710
      25,000   Boston Private Financial Holdings, Inc.(c)                                                         624,000
      54,000   Brookline Bancorp, Inc.(c)                                                                         846,180
      34,900   Capital Automotive REIT                                                                          1,091,323
      25,900   Cash America International, Inc.(c)                                                                633,514
      42,118   Chittenden Corporation(c)                                                                        1,147,716
      24,800   Colonial Properties Trust                                                                          997,456
      36,300   Commercial Federal Corporation                                                                     979,374
      47,400   Commercial Net Lease Realty, Inc.                                                                  863,628
      27,900   Community Bank System, Inc.(c)                                                                     701,127
      33,700   Community First Bankshares, Inc.(c)                                                              1,080,422
      28,877   Delphi Financial Group, Inc.(c)                                                                  1,159,989
      33,975   Dime Community Bancshares                                                                          570,780
      25,565   Downey Financial Corporation(c)                                                                  1,405,052
      46,000   East West Bancorp, Inc.                                                                          1,545,140
      22,400   Entertainment Properties Trust                                                                     846,720
      21,000   Essex Property Trust, Inc.                                                                       1,508,850
      15,800   Financial Federal Corporation(b,c)                                                                 592,184
      36,700   First BanCorp                                                                                    1,772,610
      42,412   First Midwest Bancorp, Inc.                                                                      1,465,759
      14,500   First Republic Bank(c)                                                                             667,000
      15,000   FirstFed Financial Corporation(b)                                                                  733,200
      55,900   Flagstar Bancorp, Inc.(c)                                                                        1,189,552
      70,400   Fremont General Corporation(c)                                                                   1,629,760
      26,700   Gables Residential Trust                                                                           911,805
      29,200   Glenborough Realty Trust, Inc.                                                                     606,484
      36,600   Gold Banc Corporation, Inc.(c)                                                                     493,734
      32,700   Hilb, Rogal and Hobbs Company(c)                                                                 1,184,394
      41,089   Hudson United Bancorp                                                                            1,514,130
      38,200   Investment Technology Group, Inc.(b,c)                                                             584,460
      25,900   Irwin Financial Corporation(c)                                                                     668,738
      26,000   Kilroy Realty Corporation(c)                                                                       988,780
      16,600   LandAmerica Financial Group, Inc.(c)                                                               755,300
      44,100   Lexington Corporate Properties Trust                                                               957,411
      29,800   MAF Bancorp, Inc.(c)                                                                             1,285,274
      42,650   New Century Financial Corporation(c)                                                             2,568,383
      20,300   Philadelphia Consolidated Holding Corporation(b,c)                                               1,118,936
      18,100   Piper Jaffray Companies(b,c)                                                                       716,579
      26,800   Presidential Life Corporation(c)                                                                   460,424
      18,600   PrivateBancorp, Inc.(c)                                                                            501,456
      26,600   ProAssurance Corporation(b)                                                                        931,532
      30,164   Provident Bankshares Corporation                                                                 1,012,002
      58,520   Republic Bancorp, Inc.                                                                             901,208
      22,600   Rewards Network, Inc.(b)                                                                           150,742
      26,700   Riggs National Corporation(c)                                                                      592,740
      23,000   RLI Corporation(c)                                                                                 863,650
       9,100   SCPIE Holdings, Inc.(c)                                                                             81,627
      25,400   Selective Insurance Group, Inc.(c)                                                                 944,880
      42,000   Shurgard Storage Centers, Inc.                                                                   1,629,600
      64,500   South Financial Group, Inc.(c)                                                                   1,818,900
      63,200   Southwest Bancorporation of Texas, Inc.                                                          1,272,848
      13,800   Sovran Self Storage, Inc.                                                                          540,684
      41,000   Sterling Bancshares, Inc.(c)                                                                       551,450
      20,710   Sterling Financial Corporation(b)                                                                  729,820
      16,500   Stewart Information Services Corporation(c)                                                        650,100
      42,400   Susquehanna Bancshares, Inc.                                                                     1,043,040
      15,651   SWS Group, Inc.(c)                                                                                 251,668
      67,882   TrustCo Bank Corporation NY(c)                                                                     870,247
      41,300   UCBH Holdings, Inc.                                                                              1,613,591
      42,400   UICI(c)                                                                                          1,388,176
      40,000   Umpqua Holdings Corporation(c)                                                                     902,400
      39,600   United Bankshares, Inc.(c)                                                                       1,372,140
      30,490   Waypoint Financial Corporation                                                                     840,609
      37,300   Whitney Holding Corporation                                                                      1,566,600
      18,700   Wintrust Financial Corporation                                                                   1,071,136
      16,812   World Acceptance Corporation(b,c)                                                                  390,879
      17,600   Zenith National Insurance Corporation(c)                                                           744,656
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                66,440,021
=========================================================================================================================

Health Care (9.7%)
-------------------------------------------------------------------------------------------------------------------------
      44,300   Accredo Health, Inc.(b,c)                                                                        1,044,151
      32,600   Advanced Medical Optics, Inc.(b)                                                                 1,289,982
      47,900   Alpharma, Inc.(c)                                                                                  876,091
      29,900   American Healthways, Inc.(c)                                                                       870,389
      30,700   American Medical Systems Holdings, Inc.(b,c)                                                     1,113,489
      22,700   AMERIGROUP Corporation(b,c)                                                                      1,276,875
      27,750   AmSurg Corporation(c)                                                                              587,745
      12,500   Analogic Corporation(c)                                                                            521,125
      26,300   ArQule, Inc.(b,c)                                                                                  121,506
      19,700   ArthroCare Corporation(b,c)                                                                        577,013
      22,200   BioLase Technology, Inc.(c)                                                                        181,152
      14,500   Biosite, Inc.(b,c)                                                                                 709,920
      14,300   Bradley Pharmaceuticals, Inc.(b,c)                                                                 291,005
      18,650   Centene Corporation(b)                                                                             794,117
      33,000   Cerner Corporation(b,c)                                                                          1,427,580
      11,400   Chemed Corporation(c)                                                                              635,436
      27,250   CONMED Corporation(b,c)                                                                            716,675
      29,800   Cooper Companies, Inc.(c)                                                                        2,042,790
      29,300   Cross Country Healthcare, Inc.(b,c)                                                                454,150
      21,250   CryoLife, Inc.(b,c)                                                                                154,275
      11,800   Curative Health Services, Inc.(b,c)                                                                 81,066
      21,800   Cyberonics, Inc.(b,c)                                                                              446,028
      13,500   Datascope Corporation(c)                                                                           503,550
      38,000   Dendrite International, Inc.(b)                                                                    612,560
      26,600   Diagnostic Products Corporation                                                                  1,087,142
      20,000   DJ Orthopedics Inc.(b)                                                                             353,000
      28,188   Enzo Biochem, Inc.(b,c)                                                                            422,820
      21,800   Gentiva Health Services, Inc.(b)                                                                   356,866
      23,000   Haemonetics Corporation(b)                                                                         755,320
      18,700   Hologic, Inc.(b)                                                                                   360,349
      59,400   Hooper Holmes, Inc.                                                                                266,112
      12,500   ICU Medical, Inc.(b,c)                                                                             325,500
      31,300   IDEXX Laboratories, Inc.(b)                                                                      1,588,162
      27,200   Immucor, Inc.                                                                                      673,200
      26,300   Integra LifeSciences Holdings Corporation(b,c)                                                     844,493
      28,500   Invacare Corporation(c)                                                                          1,311,000
      10,500   Kensey Nash Corporation(b,c)                                                                       274,995
      15,600   LabOne, Inc.(b)                                                                                    455,988
      51,800   Medicis Pharmaceutical Corporation                                                               2,022,272
      38,700   Mentor Corporation(c)                                                                            1,303,416
      24,100   Merit Medical Systems, Inc.(b,c)                                                                   364,151
      64,500   MGI Pharma, Inc.                                                                                 1,721,505
      32,900   NDCHealth Corporation(c)                                                                           528,045
      21,400   Noven Pharmaceuticals, Inc.(b)                                                                     445,976
      45,800   OCA, Inc.(b,c)                                                                                     217,092
      33,500   Odyssey Healthcare, Inc.(b,c)                                                                      594,625
      15,700   Osteotech, Inc.(b)                                                                                  61,858
      35,900   Owens & Minor, Inc.(c)                                                                             911,860
      23,800   PAREXEL International Corporation(b)                                                               466,480
      21,900   Pediatrix Medical Group, Inc.(b)                                                                 1,201,215
      51,600   Pharmaceutical Product Development, Inc.(b,c)                                                    1,857,600
      24,900   PolyMedica Corporation(c)                                                                          766,920
      16,600   Possis Medical, Inc.(b,c)                                                                          259,956
      39,832   Priority Healthcare Corporation(b,c)                                                               802,615
      45,350   Province Healthcare Company(b)                                                                     948,722
      50,900   Regeneron Pharmaceuticals, Inc.(b,c)                                                               441,812
      14,900   RehabCare Group, Inc.(b,c)                                                                         343,147
      30,900   ResMed, Inc.(b)                                                                                  1,471,149
      31,800   Respironics, Inc.(b)                                                                             1,699,392
      55,000   Savient Pharmaceuticals, Inc.(b,c)                                                                 126,500
      24,500   Sierra Health Services, Inc.(b,c)                                                                1,174,285
      29,400   Sola International, Inc.(b)                                                                        560,070
      18,800   Sunrise Senior Living, Inc.(b,c)                                                                   660,256
      16,000   SurModics, Inc.(b,c)                                                                               380,000
      35,500   Sybron Dental Specialties, Inc.(b)                                                               1,053,995
      37,500   Techne Corporation(b)                                                                            1,431,750
      27,400   Theragenics Corporation(b)                                                                         100,010
      25,900   United Surgical Partners International, Inc.(b,c)                                                  889,665
      28,200   Viasys Healthcare, Inc.(b,c)                                                                       471,786
      11,600   Vital Signs, Inc.                                                                                  370,968
      19,500   Wilson Greatbatch Technologies, Inc.(b,c)                                                          348,855
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               52,401,565
=========================================================================================================================

Industrials (15.2%)
-------------------------------------------------------------------------------------------------------------------------
      26,900   A.O. Smith Corporation(c)                                                                          655,015
      29,400   AAR Corporation(b,c)                                                                               366,030
      44,300   ABM Industries, Inc.(c)                                                                            892,645
      38,900   Acuity Brands, Inc.                                                                                924,653
      24,000   Administaff, Inc.(b,c)                                                                             280,800
      30,300   Albany International Corporation                                                                   903,243
       8,200   Angelica Corporation(c)                                                                            204,016
      25,000   Apogee Enterprises, Inc.(c)                                                                        323,250
      17,900   Applied Industrial Technologies, Inc.                                                              639,746
      10,200   Applied Signal Technology, Inc.                                                                    326,298
      22,800   Arkansas Best Corporation(c)                                                                       834,936
      29,900   Armor Holdings, Inc.(b,c)                                                                        1,244,139
      35,800   Artesyn Technologies, Inc.(b,c)                                                                    357,284
      18,100   Astec Industries, Inc.(b,c)                                                                        346,072
      30,100   Baldor Electric Company(c)                                                                         712,166
      21,100   Barnes Group, Inc.(c)                                                                              579,617
      32,200   Bowne & Company, Inc.                                                                              418,278
      21,700   Brady Corporation(c)                                                                             1,058,309
      23,400   Briggs & Stratton Corporation                                                                    1,900,080
      23,100   C&D Technologies, Inc.(c)                                                                          439,362
      18,000   CDI Corporation(c)                                                                                 369,000
      33,400   Central Parking Corporation(c)                                                                     441,548
      23,200   CLARCOR, Inc.(c)                                                                                 1,105,944
      19,600   Coinstar, Inc.(b,c)                                                                                456,680
      12,400   Consolidated Graphics, Inc.(b)                                                                     519,560
       7,100   CPI Corporation(c)                                                                                  94,075
      24,400   Cubic Corporation(c)                                                                               558,760
      15,500   CUNO, Inc.(b)                                                                                      895,125
      19,500   Curtiss-Wright Corporation(c)                                                                    1,115,985
      24,800   DRS Technologies, Inc.(b)                                                                          928,512
      18,200   EDO Corporation(c)                                                                                 505,050
      40,800   EGL, Inc.(b)(c)                                                                                  1,234,608
      18,000   ElkCorp                                                                                            499,680
      13,800   EMCOR Group, Inc.(b)                                                                               519,156
      23,750   Engineered Support Systems, Inc.                                                                 1,083,950
      19,300   Esterline Technologies Corporation(b,c)                                                            590,387
      41,400   FLYi, Inc.(b,c)                                                                                    161,874
      19,700   Forward Air Corporation(b)                                                                         788,394
      32,500   Frontier Airlines, Inc.(b,c)                                                                       249,600
      19,100   G & K Services, Inc.                                                                               759,034
      18,100   Gardner Denver, Inc.(b,c)                                                                          499,017
      40,900   GenCorp, Inc.(c)                                                                                   554,195
      26,830   Griffon Corporation(b,c)                                                                           566,113
      68,486   Heartland Express, Inc.(c)                                                                       1,263,567
      17,500   Heidrick & Struggles International, Inc.(b,c)                                                      504,350
      56,200   Hughes Supply, Inc.                                                                              1,689,934
      46,000   IDEX Corporation                                                                                 1,562,160
      15,100   Imagistics International, Inc.(b,c)                                                                507,360
      24,400   Insituform Technologies, Inc.(b,c)                                                                 455,548
      10,600   Insurance Auto Auctions, Inc.(b,c)                                                                 181,790
      23,678   Intermagnetics General Corporation                                                                 548,134
      16,100   InVision Technologies, Inc.(b,c)                                                                   724,339
      20,700   Ionics, Inc.(b,c)                                                                                  558,900
      39,900   JLG Industries, Inc.(c)                                                                            670,320
      25,300   John H. Harland Company(c)                                                                         793,155
      20,700   Kaman Corporation(c)                                                                               247,158
      57,200   Kansas City Southern, Inc.(b,c)                                                                    867,724
      25,800   Kaydon Corporation                                                                                 742,266
      22,400   Kirby Corporation(b)                                                                               899,360
      51,500   Knight Transportation, Inc.                                                                      1,103,130
      38,300   Labor Ready, Inc.(b,c)                                                                             536,966
      27,700   Landstar System, Inc.(c)                                                                         1,625,436
       8,600   Lawson Products, Inc.(c)                                                                           352,342
      53,736   Lennox International, Inc.                                                                         802,816
      10,750   Lindsay Manufacturing Company(c)                                                                   288,422
      14,800   Lydall, Inc.(b,c)                                                                                  137,640
      26,000   MagneTek, Inc.(b,c)                                                                                194,220
      24,400   Manitowoc Company, Inc.                                                                            865,224
       9,600   MemberWorks, Inc.(b,c)                                                                             251,904
      19,400   Mercury Computer Systems, Inc.(b)                                                                  522,248
      28,800   Mesa Air Group, Inc.(b,c)                                                                          146,880
      32,700   Milacron, Inc.(b,c)                                                                                102,024
      13,300   Mobile Mini, Inc.(b,c)                                                                             329,840
      23,500   Moog, Inc.                                                                                         853,050
      32,000   Mueller Industries, Inc.(c)                                                                      1,374,400
      29,100   NCO Group, Inc.(b)                                                                                 784,245
      23,000   On Assignment, Inc.(b,c)                                                                           102,120
      32,200   Oshkosh Truck Corporation                                                                        1,837,332
      13,600   Pre-Paid Legal Services, Inc.(b,c)                                                                 349,248
      56,500   PRG-Schultz International, Inc.(b,c)                                                               324,310
      22,300   Regal-Beloit Corporation(c)                                                                        539,437
      29,700   Reliance Steel & Aluminum Company                                                                1,179,090
      13,300   Robbins & Myers, Inc.(c)                                                                           292,600
      33,800   Roper Industries, Inc.                                                                           1,942,148
      20,700   School Specialty, Inc.(b,c)                                                                        815,787
      58,300   Shaw Group, Inc.(b,c)                                                                              699,600
      21,800   Simpson Manufacturing Company, Inc.(c)                                                           1,377,760
      53,300   SkyWest, Inc.                                                                                      802,165
      14,400   SOURCECORP, Inc.(b,c)                                                                              318,816
      55,600   Spherion Corporation(b,c)                                                                          434,792
      26,100   Standard Register Company(c)                                                                       274,050
      11,100   Standex International Corporation(c)                                                               271,950
      26,300   Stewart & Stevenson Services, Inc.(c)                                                              464,721
      29,700   Teledyne Technologies, Inc.(b)                                                                     743,688
      51,406   Tetra Tech, Inc.(b,c)                                                                              651,314
      15,900   Thomas Industries, Inc.(c)                                                                         499,260
      82,200   Timken Company                                                                                   2,023,764
      20,900   Toro Company(c)                                                                                  1,427,470
      35,100   Tredegar Corporation(c)                                                                            638,820
      14,500   Triumph Group, Inc.(b,c)                                                                           490,535
      30,300   United Stationers, Inc.(b,c)                                                                     1,315,020
      16,300   Universal Forest Products, Inc.(c)                                                                 557,460
      39,200   URS Corporation(b)                                                                               1,045,856
      25,400   USF Corporation                                                                                    911,606
      21,800   Valmont Industries, Inc.                                                                           454,966
      20,200   Viad Corporation                                                                                   479,346
      38,500   Vicor Corporation                                                                                  389,235
      13,900   Volt Information Sciences, Inc.(b,c)                                                               399,903
      30,800   Wabash National Corporation(b,c)                                                                   846,076
      43,800   Waste Connections, Inc.                                                                          1,387,584
      24,350   Watsco, Inc.(c)                                                                                    731,230
      29,400   Watson Wyatt & Company Holdings                                                                    773,220
      29,500   Watts Water Technologies, Inc.(c)                                                                  792,075
      13,500   Wolverine Tube, Inc.(b,c)                                                                          155,925
      10,300   Woodward Governor Company(c)                                                                       695,147
      43,931   Yellow Roadway Corporation(b)                                                                    2,059,925
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               81,884,389
=========================================================================================================================

Information Technology (12.1%)
-------------------------------------------------------------------------------------------------------------------------
      23,700   Actel Corporation(b)                                                                               360,240
     100,400   Adaptec, Inc.(b)                                                                                   763,040
      29,800   Advanced Energy Industries, Inc.(b,c)                                                              276,842
      67,750   Aeroflex, Inc.(b,c)                                                                                716,118
      29,400   Agilysys, Inc.(c)                                                                                  508,326
      32,200   Alliance Semiconductor Corporation(b,c)                                                            111,412
      33,800   Anixter International, Inc.(c)                                                                   1,186,042
      14,100   ANSYS, Inc.(b,c)                                                                                   701,193
      28,700   ATMI, Inc.(b,c)                                                                                    587,776
      21,000   Audiovox Corporation(b,c)                                                                          353,640
      30,600   Avid Technology, Inc.(b,c)                                                                       1,434,222
      91,300   Axcelis Technologies, Inc.(b,c)                                                                    755,964
      13,500   BEI Technologies, Inc.(c)                                                                          369,900
      10,300   Bel Fuse, Inc.                                                                                     340,724
      42,825   Belden CDT, Inc.                                                                                   933,585
      25,600   Bell Microproducts, Inc.(b,c)                                                                      198,656
      37,500   Benchmark Electronics, Inc.                                                                      1,117,500
      16,000   Black Box Corporation(c)                                                                           591,200
      40,700   Brooks Automation, Inc.(b,c)                                                                       575,905
      11,900   Brooktrout, Inc.(b)                                                                                107,814
      39,300   C-COR, Inc.(b,c)                                                                                   332,085
      26,600   CACI International, Inc.(b)                                                                      1,403,948
      28,800   Captaris, Inc.(b)                                                                                  122,688
      22,400   Carreker Corporation(b,c)                                                                          170,464
      13,200   Catapult Communications Corporation(b,c)                                                           248,688
      34,300   Checkpoint Systems, Inc.(b)                                                                        534,051
      55,100   CIBER, Inc.(b,c)                                                                                   414,352
      42,000   Cognex Corporation                                                                               1,100,400
      27,700   Coherent, Inc.(b,c)                                                                                718,538
      19,600   Cohu, Inc.(c)                                                                                      289,688
      16,700   Concord Communications, Inc.(b,c)                                                                  149,048
      33,000   CTS Corporation(c)                                                                                 415,800
      33,600   Cymer, Inc.(b)                                                                                     962,976
      17,300   Daktronics, Inc.(b,c)                                                                              422,985
      19,800   Digi International, Inc.(b,c)                                                                      226,314
      32,300   Digital Insight Corporation(b,c)                                                                   440,249
      19,200   Dionex Corporation(b)                                                                            1,050,240
      26,000   DSP Group, Inc.(b)                                                                                 547,300
      16,800   DuPont Photomasks, Inc.(b,c)                                                                       286,272
      44,000   eFunds Corporation(b)                                                                              817,960
      25,800   Electro Scientific Industries, Inc.(b,c)                                                           447,630
      16,300   EPIQ Systems, Inc.(b,c)                                                                            253,954
      36,100   ESS Technology, Inc.(b)                                                                            247,285
      37,500   Exar Corporation(b,c)                                                                              531,000
      28,400   FactSet Research Systems, Inc.(c)                                                                1,368,880
      30,400   FEI Company(b,c)                                                                                   600,704
      36,000   FileNet Corporation(b,c)                                                                           628,560
      27,500   FindWhat.com(b,c)                                                                                  515,075
      30,800   FLIR Systems, Inc.(b,c)                                                                          1,801,800
      20,300   Gerber Scientific, Inc.(b)                                                                         133,777
      21,100   Global Imaging Systems, Inc.(b,c)                                                                  655,788
      34,980   Global Payments, Inc.                                                                            1,873,179
      66,000   Harmonic, Inc.(b,c)                                                                                438,900
      23,900   Helix Technology Corporation(c)                                                                    324,920
      23,800   Hutchinson Technology, Inc.(b,c)                                                                   636,174
      35,580   Hyperion Solutions Corporation(b,c)                                                              1,209,364
      23,500   Inter-Tel, Inc.                                                                                    508,070
      43,100   Internet Security Systems, Inc.(b,c)                                                               732,700
      15,887   Intrado, Inc.(b,c)                                                                                 160,618
      19,200   Itron, Inc.(b,c)                                                                                   335,040
      21,200   J2 Global Communication, Inc.(b,c)                                                                 669,708
      26,500   JDA Software Group, Inc.(b)                                                                        286,730
      14,800   Keithley Instruments, Inc.                                                                         258,260
      64,000   Kopin Corporation(b)                                                                               260,480
      28,487   Kronos, Inc.                                                                                     1,261,689
      46,600   Kulicke and Soffa Industries, Inc.(b,c)                                                            263,290
      20,400   Littelfuse, Inc.(b)                                                                                704,412
      27,500   Manhattan Associates, Inc.(b,c)                                                                    671,550
      29,600   ManTech International Corporation(b,c)                                                             554,112
      18,400   MapInfo Corporation(b)                                                                             198,720
      19,800   MAXIMUS, Inc.(b,c)                                                                                 570,438
      32,400   Methode Electronics, Inc.                                                                          414,396
      16,900   MICROS Systems, Inc.(b)                                                                            846,183
      54,500   Microsemi Corporation(c)                                                                           768,450
      22,800   MRO Software, Inc.(b,c)                                                                            228,000
      35,000   Netegrity, Inc.(b)                                                                                 262,850
      22,200   Network Equipment Technologies, Inc.(b,c)                                                          146,742
      29,500   NYFIX, Inc.(b,c)                                                                                   179,360
      18,150   Park Electrochemical Corporation(c)                                                                384,780
      36,200   Paxar Corporation(b,c)                                                                             821,016
      19,100   PC TEL, Inc.(b,c)                                                                                  157,766
      20,300   Pegasus Solutions, Inc.(b,c)                                                                       241,976
      24,100   Pericom Semiconductor Corporation(b,c)                                                             232,806
      22,400   Phoenix Technologies, Ltd.(b,c)                                                                    111,776
      15,400   Photon Dynamics, Inc.(b,c)                                                                         312,620
      29,800   Photronics, Inc.(b,c)                                                                              495,276
      62,800   Pinnacle Systems, Inc.(b)                                                                          261,876
      13,400   Planar Systems, Inc.(b,c)                                                                          150,214
      28,200   Power Integrations, Inc.(b,c)                                                                      576,126
      33,100   Progress Software Corporation(b)                                                                   658,690
      14,600   QRS Corporation(b)                                                                                 101,032
      24,100   Radiant Systems, Inc.(b)                                                                            96,882
      17,300   RadiSys Corporation(b,c)                                                                           241,335
      15,300   Rogers Corporation(b,c)                                                                            650,097
      31,700   Roxio, Inc.(b,c)                                                                                   162,938
      15,300   Rudolph Technologies, Inc.(b)                                                                      256,122
      13,900   SBS Technologies, Inc.(b,c)                                                                        169,580
      11,400   ScanSource, Inc.(b)                                                                                727,320
      14,100   SCM Microsystems, Inc.(b,c)                                                                         38,634
      40,600   SERENA Software, Inc.(b)                                                                           679,238
     142,100   Skyworks Solutions, Inc.(b,c)                                                                    1,349,950
      20,800   Sonic Solutions, Inc.(b)                                                                           339,456
      16,100   SPSS, Inc.(b)                                                                                      214,613
      16,800   Standard Microsystems Corporation(b,c)                                                             294,168
      13,200   StarTek, Inc.(c)                                                                                   413,952
      11,800   Supertex, Inc.(b,c)                                                                                229,274
      40,950   Symmetricom, Inc.(b,c)                                                                             387,387
      22,700   Synaptics, Inc.(b,c)                                                                               457,632
      41,000   Take-Two Interactive Software, Inc.(b,c)                                                         1,346,850
      12,500   TALX Corporation(c)                                                                                288,625
      36,900   Technitrol, Inc.(b)                                                                                719,550
      35,725   THQ, Inc.(b)                                                                                       695,208
      19,899   Three-Five Systems, Inc.(b,c)                                                                       54,523
      12,000   Tollgrade Communications, Inc.(b)                                                                  105,480
      46,750   Trimble Navigation, Ltd.                                                                         1,477,300
      21,700   Ultratech, Inc.(b,c)                                                                               340,039
      33,200   Varian Semiconductor Equipment Associates, Inc.(b)                                               1,025,880
      27,100   Veeco Instruments, Inc.(b,c)                                                                       568,287
      33,600   Verity, Inc.(b,c)                                                                                  432,768
      24,400   ViaSat, Inc.(b,c)                                                                                  490,440
      40,500   WebEx Communications, Inc.(b,c)                                                                    883,710
      21,300   Websense, Inc.(b,c)                                                                                887,571
      19,000   X-Rite, Inc.(c)                                                                                    276,830
      10,152   Zilog, Inc.(b,d)                                                                                         0
      29,200   Zix Corporation(b,c)                                                                               133,736
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    65,534,262
=========================================================================================================================

Materials (5.0%)
-------------------------------------------------------------------------------------------------------------------------
      14,400   A.M. Castle & Company(b,c)                                                                         146,160
      26,700   AMCOL International Corporation(c)                                                                 510,504
      33,300   AptarGroup, Inc.(c)                                                                              1,464,201
      21,400   Arch Chemicals, Inc.(c)                                                                            610,970
      17,300   Brush Engineered Materials, Inc.(b,c)                                                              358,283
      33,800   Buckeye Technologies, Inc.(b)                                                                      376,870
      23,800   Cambrex Corporation(c)                                                                             522,410
      26,000   Caraustar Industries, Inc.(b,c)                                                                    436,020
      21,700   Carpenter Technology Corporation(c)                                                              1,035,958
      28,900   Century Aluminum Company(b)                                                                        801,397
      17,800   Chesapeake Corporation(c)                                                                          427,556
       9,800   Cleveland-Cliffs, Inc.(b,c)                                                                        792,526
      26,700   Commercial Metals Company(c)                                                                     1,060,524
      14,800   Commonwealth Industries, Inc.(b,c)                                                                 138,232
      11,100   Deltic Timber Corporation(c)                                                                       441,669
      39,524   Florida Rock Industries, Inc.(c)                                                                 1,936,281
      30,200   Georgia Gulf Corporation(c)                                                                      1,346,618
      26,100   H.B. Fuller Company                                                                                715,140
      30,700   Headwaters, Inc.(b,c)                                                                              947,402
      14,200   IMCO Recycling, Inc.(b,c)                                                                          161,880
      27,700   MacDermid, Inc.                                                                                    802,192
      69,300   Massey Energy Company(c)                                                                         2,004,849
      13,100   Material Sciences Corporation(b,c)                                                                 176,719
      30,463   Myers Industries, Inc.(c)                                                                          333,570
      25,900   OM Group, Inc.(b)                                                                                  946,904
      36,800   OMNOVA Solutions, Inc.(b)                                                                          221,904
       8,000   Penford Corporation(c)                                                                             139,280
      83,700   PolyOne Corporation(b,c)                                                                           629,424
      14,500   Pope & Talbot, Inc.                                                                                255,200
       8,800   Quaker Chemical Corporation(c)                                                                     212,520
      15,000   Quanex Corporation(c)                                                                              769,200
      32,600   Rock-Tenn Company                                                                                  513,124
      19,400   RTI International Metals, Inc.(b,c)                                                                375,778
      22,800   Ryerson Tull, Inc.(c)                                                                              391,476
      27,700   Schulman (A.), Inc.(c)                                                                             610,508
      13,600   Schweitzer-Mauduit International, Inc.(c)                                                          440,640
      45,300   Steel Dynamics, Inc.(c)                                                                          1,749,486
      11,700   Steel Technologies, Inc.(c)                                                                        299,719
      19,500   Texas Industries, Inc.(c)                                                                        1,003,080
      47,200   Wausau-Mosinee Paper Corporation(c)                                                                785,880
      29,200   Wellman, Inc.(c)                                                                                   247,616
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 27,139,670
=========================================================================================================================

Telecommunication Services (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      16,000   Boston Communications Group, Inc.(b,c)                                                             140,320
      19,200   Commonwealth Telephone Enterprises, Inc.(b,c)                                                      836,160
      52,400   General Communication, Inc.(b,c)                                                                   474,220
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                 1,450,700
=========================================================================================================================

Utilities (3.2%)
-------------------------------------------------------------------------------------------------------------------------
      25,633   ALLETE, Inc.                                                                                       833,083
      14,850   American States Water Company(c)                                                                   369,765
      57,200   Atmos Energy Corporation(c)                                                                      1,440,868
      44,200   Avista Corporation(c)                                                                              800,020
      10,300   Cascade Natural Gas Corporation(c)                                                                 218,669
      11,100   Central Vermont Public Service Corporation(c)                                                      223,221
      14,400   CH Energy Group, Inc.(c)                                                                           659,520
      43,000   Cleco Corporation(c)                                                                               741,320
      43,500   El Paso Electric Company(b)                                                                        699,045
      33,200   Energen Corporation                                                                              1,711,460
       4,600   Green Mountain Power Corporation                                                                   119,830
      19,200   Laclede Group, Inc.(c)                                                                             561,216
      25,300   New Jersey Resources Corporation(c)                                                              1,047,420
      25,000   Northwest Natural Gas Company(c)                                                                   793,250
      14,600   NUI Corporation(c)                                                                                 194,764
      35,000   Piedmont Natural Gas Company, Inc.                                                               1,537,900
      74,745   Southern Union Company(b,e)                                                                      1,532,281
      32,200   Southwest Gas Corporation                                                                          771,190
      46,500   UGI Corporation                                                                                  1,732,590
      13,300   UIL Holdings Corporation(c)                                                                        654,227
      31,300   UniSource Energy Corporation(c)                                                                    762,155
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 17,403,794
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $354,279,430)                                                         423,259,580
=========================================================================================================================
   Principal
      Amount   Long-Term Fixed Income(f)                                Interest Rate              Date    Maturity Value
-------------------------------------------------------------------------------------------------------------------------
         $90   TIMCO Aviation Services, Inc.                                    8.000%         1/2/2007                $9
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $90)                                                                  9
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (20.3%)         Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 109,617,196   Thrivent Financial Securities Lending Trust                      1.760%              N/A      $109,617,196
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $109,617,196)                                                                                  109,617,196
=========================================================================================================================
      Shares   Short-Term Investments (1.4%)                         Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   7,483,019   Thrivent Money Market Portfolio(e)                               1.300%              N/A        $7,483,019
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 7,483,019
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $471,379,735)                                                         $540,359,804
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Security is fair valued.

(e) At September 30, 2004, $392,000 in cash was pledged
    as the initial margin deposit for open financial
    futures contracts. In addition, 74,745 shares of
    Southern Union Company common stock valued at
    $1,532,281 and $7,483,019 of Short-Term Investments
    were earmarked as collateral to cover open financial
    futures contracts as follows:

                                                                                       Notional
                          Number of      Expiration                                    Principal     Unrealized
Type                      Contracts         Date          Position       Value           Amount          Gain
-------------------------------------------------------------------------------------------------------------------------
Russell 2000 Futures         29        December 2004        Long       $8,323,000      $8,149,749      $173,251

(f) The market value of the denoted categories of
    investments represents less than 0.1% of the total
    investments of the Thrivent Small Cap Index Portfolio

(g) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mid Cap Growth Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (83.3%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (17.1%)
-------------------------------------------------------------------------------------------------------------------------
      32,000   Abercrombie & Fitch Company                                                                     $1,008,000
      44,200   Advance Auto Parts, Inc.(b)                                                                      1,520,480
      26,600   Aeropostale, Inc.                                                                                  696,920
      29,100   Applebee's International, Inc.                                                                     735,648
      77,900   Autoliv, Inc.                                                                                    3,147,160
      62,100   Barnes & Noble, Inc.(b,c)                                                                        2,297,700
      45,600   Bed Bath & Beyond, Inc.(c)                                                                       1,692,216
      75,100   Brunswick Corporation                                                                            3,436,576
      50,500   Centex Corporation                                                                               2,548,230
     568,800   Charter Communications, Inc.(b,c)                                                                1,513,008
      45,400   Cheesecake Factory, Inc.(c)                                                                      1,970,360
      94,250   Chico's FAS, Inc.(b,c)                                                                           3,223,350
      66,400   Citadel Broadcasting Company(c)                                                                    851,248
      37,300   Claire's Stores, Inc.                                                                              933,992
     142,900   Coach, Inc.                                                                                      6,061,818
      28,100   D.R. Horton, Inc.                                                                                  930,391
     108,000   Darden Restaurants, Inc.                                                                         2,518,560
     137,300   Dollar General Corporation                                                                       2,766,595
      49,900   Dollar Tree Stores, Inc.(b,c)                                                                    1,344,805
      35,200   E.W. Scripps Company                                                                             1,681,856
      66,900   Eastman Kodak Company                                                                            2,155,518
       9,800   eBay, Inc.(c)                                                                                      901,012
      24,100   EchoStar Communications Corporation(c)                                                             749,992
      19,600   Entercom Communications Corporation(c)                                                             640,136
      32,500   Family Dollar Stores, Inc.                                                                         880,750
      28,300   Foot Locker, Inc.                                                                                  670,710
     120,300   Gemstar-TV Guide International, Inc.(c)                                                            679,695
      75,700   Gentex Corporation(b)                                                                            2,659,341
      63,100   Getty Images, Inc.(b,c)                                                                          3,489,430
     126,400   GTECH Holdings Corporation                                                                       3,200,448
      38,100   Harman International Industries, Inc.                                                            4,105,275
      17,000   Harrah's Entertainment, Inc.(b)                                                                    900,660
     175,900   Hilton Hotels Corporation                                                                        3,313,956
      74,400   International Game Technology                                                                    2,674,680
      66,200   Jarden Corporation(b)                                                                            2,415,638
      60,500   Lamar Advertising Company(c)                                                                     2,517,405
      14,900   Lennar Corporation(b)                                                                              709,240
     103,700   Limited Brands, Inc.                                                                             2,311,473
      27,200   Marriott International, Inc.                                                                     1,413,312
      65,700   Marvel Enterprises, Inc.(b)                                                                        956,592
      16,100   MGM Mirage, Inc.(c)                                                                                799,365
      32,500   Michaels Stores, Inc.                                                                            1,924,325
      35,200   Mohawk Industries, Inc.(c)                                                                       2,794,528
      19,200   Nordstrom, Inc.(b)                                                                                 734,208
      16,900   NTL, Inc.(c)                                                                                     1,048,983
      23,200   P.F. Chang's China Bistro, Inc.(b,c)                                                             1,124,968
      98,900   PETCO Animal Supplies, Inc.(c)                                                                   3,230,074
     128,400   PETsMART, Inc.                                                                                   3,645,276
      30,000   Pixar, Inc.(b,c)                                                                                 2,367,000
      72,400   Polo Ralph Lauren Corporation                                                                    2,633,188
      17,700   Pulte Homes, Inc.                                                                                1,086,249
     179,600   Radio One, Inc.(c)                                                                               2,555,708
      34,500   Ross Stores, Inc.(b)                                                                               808,680
     115,900   Royal Caribbean Cruises, Ltd.                                                                    5,053,240
      25,412   Sonic Corporation                                                                                  651,310
     115,400   Staples, Inc.                                                                                    3,441,228
      56,200   Starbucks Corporation(c)                                                                         2,554,852
      42,100   Starwood Hotels & Resorts Worldwide, Inc.                                                        1,954,282
      60,600   Station Casinos, Inc.                                                                            2,971,824
      41,500   Tiffany & Company                                                                                1,275,710
      31,900   TJX Companies, Inc.                                                                                703,076
      83,420   Univision Communications, Inc.(c)                                                                2,636,906
      42,700   Urban Outfitters, Inc.                                                                           1,468,880
     104,200   Warnaco Group, Inc.(c)                                                                           2,316,366
      33,400   Weight Watchers International, Inc.(b,c)                                                         1,296,588
      53,200   Westwood One, Inc.(c)                                                                            1,051,764
      81,000   Williams-Sonoma, Inc.(c)                                                                         3,041,550
      34,400   Wynn Resorts, Ltd.(b,c)                                                                          1,778,136
     176,000   XM Satellite Radio Holdings, Inc.(b,c)                                                           5,459,520
      33,700   Yum! Brands, Inc.                                                                                1,370,242
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                   142,002,202
=========================================================================================================================

Consumer Staples (1.4%)
-------------------------------------------------------------------------------------------------------------------------
      77,500   BJ's Wholesale Club, Inc.(c)                                                                     2,118,850
      17,800   Clorox Company                                                                                     948,740
      12,800   Coca-Cola Bottling Company Consolidated                                                            691,456
      25,500   Constellation Brands, Inc.(c)                                                                      970,530
      37,900   Estee Lauder Companies                                                                           1,584,220
      68,000   Ralcorp Holdings, Inc.(c)                                                                        2,454,800
      31,250   Whole Foods Market, Inc.(b)                                                                      2,680,938
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          11,449,534
=========================================================================================================================

Energy (5.9%)
-------------------------------------------------------------------------------------------------------------------------
      26,806   Apache Corporation                                                                               1,343,249
      33,400   Baker Hughes, Inc.                                                                               1,460,248
      94,020   BJ Services Company                                                                              4,927,588
      92,900   Chesapeake Energy Corporation(b)                                                                 1,470,607
     257,800   Coastal Corporation                                                                              2,369,182
      56,000   Cooper Cameron Corporation(c)                                                                    3,071,040
      92,400   ENSCO International, Inc.                                                                        3,018,708
      41,300   EOG Resources, Inc.                                                                              2,719,605
      14,600   Murphy Oil Corporation                                                                           1,266,842
      75,500   Nabors Industries, Ltd.(c)                                                                       3,574,925
      36,000   National-Oilwell, Inc.(c)                                                                        1,182,960
      55,700   Newfield Exploration Company(c)                                                                  3,411,068
      55,000   Noble Corporation(c)                                                                             2,472,250
      91,600   Patterson-UTI Energy, Inc.(b)                                                                    1,746,812
      65,380   Smith International, Inc.(c)                                                                     3,970,527
      36,000   St. Mary Land & Exploration Company                                                              1,433,160
      85,300   Toreador Resources Corporation(c)                                                                  813,762
      30,800   Ultra Petroleum Corporation(c)                                                                   1,510,740
      16,040   Weatherford International, Ltd.(c)                                                                 818,361
     193,900   Williams Companies, Inc.(b)                                                                      2,346,190
     128,291   XTO Energy, Inc.                                                                                 4,166,892
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    49,094,716
=========================================================================================================================

Financials (7.2%)
-------------------------------------------------------------------------------------------------------------------------
      18,350   Affiliated Managers Group, Inc.(b)                                                                 982,459
      22,500   Ambac Financial Group, Inc.                                                                      1,798,875
     198,200   Ameritrade Holding Corporation(b,c)                                                              2,380,382
     137,250   Apollo Investment Corporation(b)                                                                 1,942,088
      28,000   Bear Stearns Companies, Inc.                                                                     2,692,760
      41,000   Capital One Financial Corporation                                                                3,029,900
      52,600   CapitalSource, Inc.(b,c)                                                                         1,175,084
      12,100   Chicago Mercantile Exchange                                                                      1,951,730
      73,800   CIT Group, Inc.                                                                                  2,759,382
      14,200   City National Corporation                                                                          922,290
      18,500   Cullen/Frost Bankers, Inc.                                                                         859,695
     113,400   E*TRADE Financial Corporation(c)                                                                 1,295,028
      49,700   East West Bancorp, Inc.                                                                          1,669,423
      24,800   Eaton Vance Corporation                                                                          1,001,672
       7,600   Everest Re Group, Ltd.                                                                             564,908
      41,725   First Financial Bankshares, Inc.(b)                                                              1,675,676
      51,600   First Horizon National Corporation(b)                                                            2,237,376
      72,300   IndyMac Bancorp, Inc.                                                                            2,617,260
     119,600   Investors Financial Services Corporation(b)                                                      5,397,548
      63,750   Legg Mason, Inc.                                                                                 3,395,962
      41,100   Leucadia National Corporation                                                                    2,328,315
      59,000   MB Financial, Inc.(b)                                                                            2,338,760
      47,500   Moody's Corporation                                                                              3,479,375
     102,000   Providian Financial Corporation(c)                                                               1,585,080
      22,400   SEI Investments Company                                                                            754,432
     135,300   Sovereign Bancorp, Inc.                                                                          2,952,246
      30,700   T. Rowe Price Group, Inc.                                                                        1,563,858
     110,300   TCF Financial Corporation(b)                                                                     3,340,987
      27,400   Willis Group Holdings, Ltd.(b)                                                                   1,024,760
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                59,717,311
=========================================================================================================================

Health Care (16.9%)
-------------------------------------------------------------------------------------------------------------------------
      18,500   Aetna, Inc.                                                                                      1,848,705
      26,500   Allergan, Inc.                                                                                   1,922,575
      34,200   American Medical Systems Holdings, Inc.(c)                                                       1,240,434
      53,300   Amylin Pharmaceuticals, Inc.(c)                                                                  1,093,716
      18,102   Anthem, Inc.(c)                                                                                  1,579,400
      26,525   Barr Pharmaceuticals, Inc.                                                                       1,098,931
      13,300   Bausch & Lomb, Inc.                                                                                883,785
      37,720   Biogen Idec, Inc.(c)                                                                             2,307,332
      67,767   Biomet, Inc.                                                                                     3,176,917
      35,800   Biosite, Inc.(b,c)                                                                               1,752,768
     100,300   Bruker BioSciences Corporation(c)                                                                  347,038
      58,700   C.R. Bard, Inc.                                                                                  3,324,181
     239,300   Caliper Life Sciences, Inc.(c)                                                                   1,682,279
     176,590   Caremark Rx, Inc.(c)                                                                             5,663,241
      36,800   Celgene Corporation(c)                                                                           2,142,864
      20,900   Cephalon, Inc.(b,c)                                                                              1,001,110
      83,400   Charles River Laboratories International, Inc.(b,c)                                              3,819,720
      31,100   CIGNA Corporation                                                                                2,165,493
      75,800   Community Health Systems, Inc.(c)                                                                2,022,344
      64,200   Connetics Corporation(b,c)                                                                       1,734,684
      50,500   Coventry Health Care, Inc.                                                                       2,695,185
      88,400   Cytyc Corporation(b,c)                                                                           2,134,860
      44,850   DaVita, Inc.(b)                                                                                  1,397,078
      74,200   Dentsply International, Inc.                                                                     3,853,948
     148,600   Eclipsys Corporation(b,c)                                                                        2,318,160
     168,800   Elan Corporation plc ADR(b,c)                                                                    3,949,920
      74,100   Enzon Pharmaceuticals, Inc.(b,c)                                                                 1,181,895
      26,200   Eon Labs, Inc.(c)                                                                                  568,540
      18,200   Express Scripts, Inc.(c)                                                                         1,189,188
     109,100   Fisher Scientific International, Inc.(c)                                                         6,363,803
      35,700   Gen-Probe, Inc.(b)                                                                               1,423,359
      53,600   Genzyme Corporation(c)                                                                           2,916,376
     100,500   Gilead Sciences, Inc.                                                                            3,756,690
      46,900   Guidant Corporation                                                                              3,097,276
      56,775   Health Management Associates, Inc.                                                               1,159,913
      18,800   Henry Schein, Inc.(c)                                                                            1,171,428
      17,100   ImClone Systems, Inc.(c)                                                                           903,735
      30,300   INAMED Corporation(b)                                                                            1,444,401
     135,800   Incyte Corporation(b,c)                                                                          1,307,754
      45,900   Invitrogen Corporation(c)                                                                        2,524,041
      89,775   IVAX Corporation                                                                                 1,719,191
      47,000   Kinetic Concepts, Inc.(c)                                                                        2,469,850
      28,300   Laboratory Corporation of America Holdings(b,c)                                                  1,237,276
     117,000   Lexicon Genetics, Inc.(c)                                                                          771,030
      24,300   Manor Care, Inc.                                                                                   728,028
      53,200   McKesson Corporation                                                                             1,364,580
      73,300   Medicis Pharmaceutical Corporation                                                               2,861,632
     136,200   MedImmune, Inc.(c)                                                                               3,227,940
     110,900   MGI Pharma, Inc.                                                                                 2,959,921
      22,500   Millipore Corporation(c)                                                                         1,076,625
      40,300   Mylan Laboratories, Inc.(b)                                                                        725,400
      26,600   Neurocrine Biosciences, Inc.(c)                                                                  1,254,456
      52,700   Omnicare, Inc.                                                                                   1,494,572
      49,900   OSI Pharmaceuticals, Inc.(c)                                                                     3,066,854
      46,600   PacifiCare Health Systems, Inc.                                                                  1,710,220
      22,700   Patterson Companies, Inc.(b,c)                                                                   1,737,912
      43,300   PerkinElmer, Inc.                                                                                  745,626
      72,200   Pharmaceutical Product Development, Inc.(b,c)                                                    2,599,200
      49,200   Protein Design Labs, Inc.(b,c)                                                                     963,336
      12,300   Quest Diagnostics, Inc.                                                                          1,085,106
      13,700   ResMed, Inc.(b,c)                                                                                  652,257
      37,900   Sepracor, Inc.(c)                                                                                1,848,762
      31,000   St. Jude Medical, Inc.(c)                                                                        2,333,370
      70,600   Sybron Dental Specialties, Inc.(c)                                                               2,096,114
      25,000   Techne Corporation(c)                                                                              954,500
      90,900   Tercica, Inc.(b,c)                                                                                 818,100
      28,700   Teva Pharmaceutical Industries, Ltd.                                                               744,765
      46,400   Thermo Electron Corporation(c)                                                                   1,253,728
      92,100   Triad Hospitals, Inc.(b,c)                                                                       3,171,924
      62,600   Varian Medical Systems, Inc.                                                                     2,164,082
      57,000   Waters Corporation(c)                                                                            2,513,700
      23,100   Zimmer Holdings, Inc.(c)                                                                         1,825,824
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                              140,340,948
=========================================================================================================================

Industrials (9.0%)
-------------------------------------------------------------------------------------------------------------------------
      21,050   Alliant Techsystems, Inc.(c)                                                                     1,273,525
      36,100   American Standard Companies, Inc.                                                                1,404,651
      24,876   Apollo Group, Inc.(c)                                                                            1,825,123
      44,800   ARAMARK Corporation                                                                              1,081,472
      36,300   Avery Dennison Corporation                                                                       2,387,814
     107,500   C.H. Robinson Worldwide, Inc.(b)                                                                 4,986,925
      44,500   Career Education Corporation(c)                                                                  1,265,135
      61,900   ChoicePoint, Inc.(c)                                                                             2,640,035
      52,700   Cintas Corporation                                                                               2,215,508
      57,800   Corinthian Colleges, Inc.(b)                                                                       779,144
      79,900   Corporate Executive Board Company                                                                4,893,076
      43,600   Danaher Corporation                                                                              2,235,808
      20,400   Donaldson Company, Inc.                                                                            579,156
      21,300   Dun & Bradstreet Corporation(c)                                                                  1,250,310
      76,700   Dycom Industries, Inc.(c)                                                                        2,177,513
      45,000   Eaton Corporation                                                                                2,853,450
      37,800   Education Management Corporation(b)                                                              1,006,992
      76,360   Expeditors International of Washington, Inc.                                                     3,947,812
      46,100   Fastenal Company                                                                                 2,655,360
      91,600   Flowserve Corporation(c)                                                                         2,214,888
      20,400   ITT Educational Services, Inc.(b,c)                                                                735,420
      21,200   ITT Industries, Inc.                                                                             1,695,788
      35,000   J.B. Hunt Transport Services, Inc.                                                               1,299,900
      34,400   JetBlue Airways Corporation(b)                                                                     719,648
      67,000   Joy Global Inc.                                                                                  2,303,460
      34,300   L-3 Communications Holdings, Inc.(b)                                                             2,298,100
      61,600   Manitowoc Company, Inc.                                                                          2,184,336
      58,300   Manpower, Inc.                                                                                   2,593,767
      85,100   Monster Worldwide, Inc.(c)                                                                       2,096,864
      54,900   MSC Industrial Direct Company, Inc.                                                              1,870,992
      78,700   Norfolk Southern Corporation                                                                     2,340,538
      25,900   Pentair, Inc.                                                                                      904,169
     147,000   Robert Half International, Inc.                                                                  3,788,190
      28,100   Rockwell Automation, Inc.                                                                        1,087,470
      37,700   Sirva, Inc.(c)                                                                                     863,330
      43,500   Stericycle, Inc.(b,c)                                                                            1,996,650
      62,800   United Defense Industries, Inc.(c)                                                               2,511,372
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               74,963,691
=========================================================================================================================

Information Technology (21.0%)
-------------------------------------------------------------------------------------------------------------------------
     120,100   Acxiom Corporation                                                                               2,851,174
      65,400   Adobe Systems, Inc.                                                                              3,235,338
      57,100   ADTRAN, Inc.(b)                                                                                  1,295,028
      81,000   Affiliated Computer Services, Inc.(b,c)                                                          4,509,270
      26,800   Agilent Technologies, Inc.(c)                                                                      578,076
      70,200   Alliance Data Systems Corporation(c)                                                             2,847,312
     130,500   Altera Corporation(c)                                                                            2,553,885
      93,500   Amdocs, Ltd.(c)                                                                                  2,041,105
      46,600   Amphenol Corporation                                                                             1,596,516
      49,600   Apple Computer, Inc.(c)                                                                          1,922,000
      43,800   Ask Jeeves, Inc.(b,c)                                                                            1,432,698
     190,800   ASML Holding NV ADR(c)                                                                           2,455,596
      31,100   Autodesk, Inc.                                                                                   1,512,393
     135,000   Avaya, Inc.(b,c)                                                                                 1,881,900
      28,700   Avocent Corporation(c)                                                                             747,061
     200,500   Axcelis Technologies, Inc.(b,c)                                                                  1,660,140
     251,800   Borland Software Corporation(c)                                                                  2,102,530
      54,400   Broadcom Corporation(c)                                                                          1,484,576
      46,300   CDW Corporation                                                                                  2,686,789
      37,100   Check Point Software Technologies, Ltd.(c)                                                         629,587
      53,300   CheckFree Corporation(c)                                                                         1,474,811
     104,700   Citrix Systems, Inc.(c)                                                                          1,834,344
       7,500   Cogent, Inc.(c)                                                                                    136,650
      81,950   Cognizant Technology Solutions Corporation                                                       2,500,294
      43,200   Cognos, Inc.(c)                                                                                  1,534,464
     276,700   Comverse Technology, Inc.(c)                                                                     5,210,261
     113,500   Corning, Inc.(c)                                                                                 1,257,580
      87,300   Cree, Inc.(b,c)                                                                                  2,665,269
     193,000   Cypress Semiconductor Corporation(c)                                                             1,706,120
      90,400   DST Systems, Inc.(c)                                                                             4,020,088
      61,700   Electronic Arts, Inc.                                                                            2,837,583
      92,600   F5 Networks, Inc.(b,c)                                                                           2,820,596
      20,150   Fair Isaac Corporation                                                                             588,380
      74,465   Fiserv, Inc.(c)                                                                                  2,595,850
      41,600   Flextronics International, Ltd.(b,c)                                                               551,200
      25,800   FLIR Systems, Inc.(b,c)                                                                          1,509,300
     248,700   Foundry Networks, Inc.(b,c)                                                                      2,360,163
      38,400   Global Payments, Inc.                                                                            2,056,320
      20,900   Harris Corporation                                                                               1,148,246
      22,200   Hyperion Solutions Corporation(c)                                                                  754,578
      58,200   InfoSpace, Inc.(c)                                                                               2,758,098
      46,400   Integrated Circuit Systems, Inc.(b,c)                                                              997,600
      77,200   Intersil Corporation                                                                             1,229,796
      51,800   Intuit, Inc.(c)                                                                                  2,351,720
      53,350   Iron Mountain, Inc.                                                                              1,805,898
      72,800   J2 Global Communication, Inc.(b,c)                                                               2,299,752
      67,700   Jabil Circuit, Inc.(c)                                                                           1,557,100
     773,700   JDS Uniphase Corporation(b,c)                                                                    2,607,369
     261,946   Juniper Networks, Inc.(c)                                                                        6,181,926
      97,440   KLA-Tencor Corporation(c)                                                                        4,041,811
      50,100   Kronos, Inc.                                                                                     2,218,929
      68,800   Lam Research Corporation(c)                                                                      1,505,344
      34,200   Lexmark International, Inc.(c)                                                                   2,873,142
      67,800   Linear Technology Corporation                                                                    2,457,072
     185,900   Marvell Technology Group, Ltd.(b)                                                                4,857,567
      18,240   Maxim Integrated Products, Inc.                                                                    771,370
      64,500   McAfee, Inc.(c)                                                                                  1,296,450
      82,800   Mercury Interactive Corporation(b,c)                                                             2,888,064
     128,090   Microchip Technology, Inc.                                                                       3,437,936
      91,800   National Semiconductor Corporation                                                               1,421,982
     105,400   Network Appliance, Inc.(c)                                                                       2,424,200
      61,470   Novellus Systems, Inc.(c)                                                                        1,634,487
     325,800   ON Semiconductor Corporation(c)                                                                  1,019,754
      46,000   PalmOne, Inc.(b,c)                                                                               1,400,240
      28,800   PeopleSoft, Inc.(c)                                                                                571,680
      68,200   Perot Systems Corporation(c)                                                                     1,095,292
      96,100   PMC-Sierra, Inc.(c)                                                                                846,641
      82,500   Polycom, Inc.(c)                                                                                 1,635,150
      24,800   QLogic Corporation(c)                                                                              734,328
      82,900   Red Hat, Inc.(b,c)                                                                               1,014,696
      35,500   Research in Motion, Ltd.                                                                         2,710,070
      49,600   SanDisk Corporation                                                                              1,444,352
     259,700   Sapient Corporation(c)                                                                           1,981,511
      34,800   Semtech Corporation(c)                                                                             667,116
     173,300   Silicon Image, Inc.(c)                                                                           2,190,512
      30,000   Silicon Laboratories, Inc.(b,c)                                                                    992,700
     243,400   Skyworks Solutions, Inc.(c)                                                                      2,312,300
      62,260   SunGard Data Systems, Inc.(c)                                                                    1,479,920
     116,500   Symantec Corporation                                                                             6,393,519
      44,100   Synopsys, Inc.(b,c)                                                                                698,103
      30,300   Tektronix, Inc.                                                                                  1,007,475
     190,500   VeriSign, Inc.(c)                                                                                3,787,140
      89,400   VERITAS Software Corporation(c)                                                                  1,591,320
      23,220   Xilinx, Inc.                                                                                       626,940
      32,000   Yahoo!, Inc.                                                                                     1,085,120
      53,625   Zebra Technologies Corporation(b)                                                                3,271,661
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   173,760,224
=========================================================================================================================

Materials (2.8%)
-------------------------------------------------------------------------------------------------------------------------
      28,200   Ball Corporation                                                                                 1,055,526
     225,300   Crown Holdings, Inc.(c)                                                                          2,322,843
      93,100   Ecolab, Inc.                                                                                     2,927,064
      30,700   Freeport-McMoRan Copper & Gold, Inc.                                                             1,243,350
      65,100   International Steel Group, Inc.(b,c)                                                             2,193,870
      49,100   Martin Marietta Materials, Inc.                                                                  2,222,757
      55,300   Millennium Chemicals, Inc.(b,c)                                                                  1,172,913
      52,600   Newmont Mining Corporation(b)                                                                    2,394,878
     137,200   Packaging Corporation of America                                                                 3,357,284
      93,300   Pan American Silver Corporation(c)                                                               1,588,899
      25,400   Peabody Energy Corporation                                                                       1,511,300
      15,700   Phelps Dodge Corporation                                                                         1,444,871
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 23,435,555
=========================================================================================================================

Telecommunication Services (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      73,400   American Tower Corporation(c)                                                                    1,126,690
     124,100   Crown Castle International Corporation(c)                                                        1,846,608
     375,100   Nextel Partners, Inc.(b,c)                                                                       6,219,158
      95,900   NII Holdings, Inc.(b)                                                                            3,952,039
      35,300   Western Wireless Corporation(c)                                                                    907,563
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                14,052,058
=========================================================================================================================

Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     233,400   AES Corporation(c)                                                                               2,331,666
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  2,331,666
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $638,975,564)                                                         691,147,905
=========================================================================================================================
   Principal
      Amount   Long-Term Fixed Income(d)                                Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
        $100   TIMCO Aviation Services, Inc.                                    8.000%         1/2/2007               $10
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $100)                                                                10
=========================================================================================================================
   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (13.0%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     640,679   BNP Paribas Letter of Credit                                     0.150%        4/21/2005          $640,679
     376,870   JP Morgan Chase Letter of Credit                                 0.150         11/2/2004           376,870
 107,212,325   Thrivent Financial Securities Lending Trust                      1.760               N/A       107,212,324
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $108,229,873)                                                                                  108,229,873
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (3.7%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   3,101,000   Jupiter Securitization Corporation                               1.750%       10/14/2004        $3,099,040
   6,055,000   Rabobank USA Finance Corporation                                 1.870         10/1/2004         6,055,000
   5,000,000   Starfish Global Funding LLC                                      1.780        10/18/2004         4,995,797
   3,304,747   Thrivent Money Market Portfolio                                  1.300               N/A         3,304,747
  13,175,000   UBS Finance Delaware, LLC                                        1.880         10/1/2004        13,175,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                30,629,584
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $777,835,121)                                                         $830,007,372
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The market value of the denoted categories of
    investments represents less than 0.1% of the total
    investments of the Thrivent Mid Cap Growth Portfolio

(e) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mid Cap Growth Portfolio II

Schedule of Investments

As of September 30, 2004
(unaudited)

Mid Cap Growth Portfolio II
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (84.0%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (17.3%)
-------------------------------------------------------------------------------------------------------------------------
       1,600   Abercrombie & Fitch Company                                                                        $50,400
       2,200   Advance Auto Parts, Inc.                                                                            75,680
       1,300   Aeropostale, Inc.                                                                                   34,060
       1,400   Applebee's International, Inc.                                                                      35,392
       3,800   Autoliv, Inc.                                                                                      153,520
       3,100   Barnes & Noble, Inc.(b)                                                                            114,700
       2,300   Bed Bath & Beyond, Inc.(b)                                                                          85,353
       3,700   Brunswick Corporation                                                                              169,312
       2,500   Centex Corporation                                                                                 126,150
      27,900   Charter Communications, Inc.(b,c)                                                                   74,214
       2,250   Cheesecake Factory, Inc.(b)                                                                         97,650
       4,600   Chico's FAS, Inc.(b)                                                                               157,320
       3,300   Citadel Broadcasting Company(b)                                                                     42,306
       1,800   Claire's Stores, Inc.                                                                               45,072
       7,070   Coach, Inc.                                                                                        299,909
       1,400   D.R. Horton, Inc.                                                                                   46,354
       5,300   Darden Restaurants, Inc.                                                                           123,596
       6,800   Dollar General Corporation                                                                         137,020
       2,500   Dollar Tree Stores, Inc.(b)                                                                         67,375
       1,800   E.W. Scripps Company                                                                                86,004
       3,300   Eastman Kodak Company                                                                              106,326
         500   eBay, Inc.(b)                                                                                       45,970
       1,200   EchoStar Communications Corporation(b)                                                              37,344
         930   Entercom Communications Corporation(b)                                                              30,374
       1,600   Family Dollar Stores, Inc.                                                                          43,360
       1,400   Foot Locker, Inc.                                                                                   33,180
       5,900   Gemstar-TV Guide International, Inc.(b)                                                             33,335
       3,700   Gentex Corporation                                                                                 129,981
       3,090   Getty Images, Inc.(b)                                                                              170,877
       6,200   GTECH Holdings Corporation                                                                         156,984
       1,900   Harman International Industries, Inc.                                                              204,725
         800   Harrah's Entertainment, Inc.                                                                        42,384
       8,700   Hilton Hotels Corporation                                                                          163,908
       3,690   International Game Technology                                                                      132,656
       3,300   Jarden Corporation(c)                                                                              120,417
       3,000   Lamar Advertising Company(b)                                                                       124,830
         700   Lennar Corporation                                                                                  33,320
       5,100   Limited Brands, Inc.                                                                               113,679
       1,300   Marriott International, Inc.                                                                        67,548
       3,200   Marvel Enterprises, Inc.(c)                                                                         46,592
         800   MGM Mirage, Inc.(b)                                                                                 39,720
       1,600   Michaels Stores, Inc.                                                                               94,736
       1,700   Mohawk Industries, Inc.(b)                                                                         134,963
         900   Nordstrom, Inc.                                                                                     34,416
         803   NTL, Inc.(b)                                                                                        49,842
       1,180   P.F. Chang's China Bistro, Inc.(b,c)                                                                57,218
       4,900   PETCO Animal Supplies, Inc.(b)                                                                     160,034
       6,330   PETsMART, Inc.                                                                                     179,709
       1,500   Pixar, Inc.(b)                                                                                     118,350
       3,600   Polo Ralph Lauren Corporation(c)                                                                   130,932
         900   Pulte Homes, Inc.                                                                                   55,233
       8,900   Radio One, Inc.(b,c)                                                                               126,647
       1,750   Ross Stores, Inc.                                                                                   41,020
       5,740   Royal Caribbean Cruises, Ltd.                                                                      250,264
       1,250   Sonic Corporation(c)                                                                                32,038
       5,700   Staples, Inc.                                                                                      169,974
       2,800   Starbucks Corporation(b)                                                                           127,288
       2,100   Starwood Hotels & Resorts Worldwide, Inc.                                                           97,482
       3,000   Station Casinos, Inc.                                                                              147,120
       2,020   Tiffany & Company                                                                                   62,095
       1,600   TJX Companies, Inc.                                                                                 35,264
       4,100   Univision Communications, Inc.(b)                                                                  129,601
       2,100   Urban Outfitters, Inc.                                                                              72,240
       5,100   Warnaco Group, Inc.(b)                                                                             113,373
       1,700   Weight Watchers International, Inc.(b,c)                                                            65,994
       2,630   Westwood One, Inc.(b)                                                                               51,995
       4,000   Williams-Sonoma, Inc.(b)                                                                           150,200
       1,700   Wynn Resorts, Ltd.(b,c)                                                                             87,873
       8,700   XM Satellite Radio Holdings, Inc.(b,c)                                                             269,874
       1,700   Yum! Brands, Inc.                                                                                   69,122
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     7,013,794
=========================================================================================================================

Consumer Staples (1.5%)
-------------------------------------------------------------------------------------------------------------------------
       3,800   BJ's Wholesale Club, Inc.(b)                                                                       103,892
         900   Clorox Company                                                                                      47,970
       1,700   Coca-Cola Bottling Company Consolidated                                                             91,834
       1,300   Constellation Brands, Inc.(b)                                                                       49,478
       1,900   Estee Lauder Companies                                                                              79,420
       3,300   Ralcorp Holdings, Inc.(b)                                                                          119,130
       1,500   Whole Foods Market, Inc.                                                                           128,685
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                             620,409
=========================================================================================================================

Energy (5.9%)
-------------------------------------------------------------------------------------------------------------------------
       1,300   Apache Corporation                                                                                  65,143
       1,600   Baker Hughes, Inc.                                                                                  69,952
       4,680   BJ Services Company                                                                                245,279
       4,600   Chesapeake Energy Corporation(c)                                                                    72,818
      12,700   Coastal Corporation                                                                                116,713
       2,800   Cooper Cameron Corporation(b)                                                                      153,552
       4,600   ENSCO International, Inc.                                                                          150,282
       2,000   EOG Resources, Inc.                                                                                131,700
         700   Murphy Oil Corporation                                                                              60,739
       3,700   Nabors Industries, Ltd.(b)                                                                         175,195
       1,800   National-Oilwell, Inc.(b,c)                                                                         59,148
       2,700   Newfield Exploration Company(b)                                                                    165,348
       2,700   Noble Corporation(b)                                                                               121,365
       4,500   Patterson-UTI Energy, Inc.                                                                          85,815
       3,240   Smith International, Inc.(b)                                                                       196,765
       1,800   St. Mary Land & Exploration Company(c)                                                              71,658
       4,200   Toreador Resources Corporation(b)                                                                   40,068
       1,500   Ultra Petroleum Corporation(b,c)                                                                    73,575
         800   Weatherford International, Ltd.(b)                                                                  40,816
       9,500   Williams Companies, Inc.                                                                           114,950
       6,300   XTO Energy, Inc.                                                                                   204,624
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,415,505
=========================================================================================================================

Financials (7.3%)
-------------------------------------------------------------------------------------------------------------------------
         890   Affiliated Managers Group, Inc.(c)                                                                  47,651
       1,100   Ambac Financial Group, Inc.                                                                         87,945
       9,810   Ameritrade Holding Corporation(b)                                                                  117,818
       6,700   Apollo Investment Corporation                                                                       94,805
       1,400   Bear Stearns Companies, Inc.                                                                       134,638
       2,000   Capital One Financial Corporation                                                                  147,800
       2,600   CapitalSource, Inc.(b,c)                                                                            58,084
         600   Chicago Mercantile Exchange                                                                         96,780
       3,600   CIT Group, Inc.                                                                                    134,604
         700   City National Corporation                                                                           45,465
         900   Cullen/Frost Bankers, Inc.                                                                          41,823
       5,600   E*TRADE Financial Corporation(b)                                                                    63,952
       2,500   East West Bancorp, Inc.                                                                             83,975
       1,200   Eaton Vance Corporation                                                                             48,468
         400   Everest Re Group, Ltd.                                                                              29,732
       2,600   First Financial Bankshares, Inc.(c)                                                                104,416
       2,500   First Horizon National Corporation                                                                 108,400
       3,600   IndyMac Bancorp, Inc.                                                                              130,320
       5,870   Investors Financial Services Corporation                                                           264,913
       3,195   Legg Mason, Inc.                                                                                   170,198
       2,000   Leucadia National Corporation(c)                                                                   113,300
       2,900   MB Financial, Inc.                                                                                 114,956
       2,300   Moody's Corporation                                                                                168,475
       5,000   Providian Financial Corporation(b)                                                                  77,700
       1,100   SEI Investments Company                                                                             37,048
       6,700   Sovereign Bancorp, Inc.                                                                            146,194
       1,500   T. Rowe Price Group, Inc.                                                                           76,410
       5,400   TCF Financial Corporation                                                                          163,566
       1,400   Willis Group Holdings, Ltd.(c)                                                                      52,360
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 2,961,796
=========================================================================================================================

Health Care (16.9%)
-------------------------------------------------------------------------------------------------------------------------
         900   Aetna, Inc.                                                                                         89,937
       1,310   Allergan, Inc.                                                                                      95,040
       1,700   American Medical Systems Holdings, Inc.(b)                                                          61,659
       2,600   Amylin Pharmaceuticals, Inc.(b)                                                                     53,352
         900   Anthem, Inc.(b)                                                                                     78,525
       1,350   Barr Pharmaceuticals, Inc.                                                                          55,930
         700   Bausch & Lomb, Inc.                                                                                 46,515
       1,860   Biogen Idec, Inc.(b)                                                                               113,776
       3,300   Biomet, Inc.                                                                                       154,704
       1,800   Biosite, Inc.(b,c)                                                                                  88,128
       2,880   C.R. Bard, Inc.                                                                                    163,094
       8,500   Caliper Life Sciences, Inc.(b)                                                                      59,755
       8,735   Caremark Rx, Inc.(b)                                                                               280,131
       1,800   Celgene Corporation(b)                                                                             104,814
       1,000   Cephalon, Inc.(b,c)                                                                                 47,900
       4,100   Charles River Laboratories International, Inc.(b)                                                  187,780
       1,500   CIGNA Corporation                                                                                  104,445
       3,700   Community Health Systems, Inc.(b)                                                                   98,716
       3,200   Connetics Corporation(b,c)                                                                          86,464
       2,500   Coventry Health Care, Inc.                                                                         133,425
       4,340   Cytyc Corporation(b)                                                                               104,811
       2,250   DaVita, Inc.                                                                                        70,088
       3,680   Dentsply International, Inc.                                                                       191,139
       7,300   Eclipsys Corporation(b,c)                                                                          113,880
       8,300   Elan Corporation plc ADR(b,c)                                                                      194,220
       3,600   Enzon Pharmaceuticals, Inc.(b,c)                                                                    57,420
       1,300   Eon Labs, Inc.(b)                                                                                   28,210
         900   Express Scripts, Inc.(b)                                                                            58,806
       5,380   Fisher Scientific International, Inc.(b)                                                           313,815
       1,800   Gen-Probe, Inc.                                                                                     71,766
       2,640   Genzyme Corporation(b)                                                                             143,642
       4,960   Gilead Sciences, Inc.                                                                              185,405
       2,300   Guidant Corporation                                                                                151,892
       2,800   Health Management Associates, Inc.                                                                  57,204
         900   Henry Schein, Inc.(b)                                                                               56,079
         800   ImClone Systems, Inc.(b)                                                                            42,280
       1,500   INAMED Corporation                                                                                  71,505
       6,700   Incyte Corporation(b,c)                                                                             64,521
       2,310   Invitrogen Corporation(b)                                                                          127,027
       4,425   IVAX Corporation                                                                                    84,739
       2,300   Kinetic Concepts, Inc.(b)                                                                          120,865
       1,400   Laboratory Corporation of America Holdings(b)                                                       61,208
       5,700   Lexicon Genetics, Inc.(b,c)                                                                         37,563
       1,200   Manor Care, Inc.                                                                                    35,952
       2,600   McKesson Corporation                                                                                66,690
       3,630   Medicis Pharmaceutical Corporation(c)                                                              141,715
       6,750   MedImmune, Inc.(b)                                                                                 159,975
       5,500   MGI Pharma, Inc.                                                                                   146,795
       1,130   Millipore Corporation(b)                                                                            54,070
       2,000   Mylan Laboratories, Inc.(c)                                                                         36,000
       1,340   Neurocrine Biosciences, Inc.(b,c)                                                                   63,194
       2,600   Omnicare, Inc.                                                                                      73,736
       2,500   OSI Pharmaceuticals, Inc.(b)                                                                       153,650
       2,300   PacifiCare Health Systems, Inc.                                                                     84,410
       1,100   Patterson Companies, Inc.(b)                                                                        84,216
       2,100   PerkinElmer, Inc.                                                                                   36,162
       3,500   Pharmaceutical Product Development, Inc.(b,c)                                                      126,000
       2,400   Protein Design Labs, Inc.(b,c)                                                                      46,992
         600   Quest Diagnostics, Inc.                                                                             52,932
         700   ResMed, Inc.(b,c)                                                                                   33,327
       1,900   Sepracor, Inc.(b)                                                                                   92,682
       1,500   St. Jude Medical, Inc.(b)                                                                          112,905
       3,500   Sybron Dental Specialties, Inc.(b)                                                                 103,915
       1,200   Techne Corporation(b)                                                                               45,816
       4,500   Tercica, Inc.(b,c)                                                                                  40,500
       1,400   Teva Pharmaceutical Industries, Ltd.                                                                36,330
       2,290   Thermo Electron Corporation(b)                                                                      61,876
       4,600   Triad Hospitals, Inc.(b)                                                                           158,424
       3,100   Varian Medical Systems, Inc.                                                                       107,167
       2,810   Waters Corporation(b)                                                                              123,921
       1,100   Zimmer Holdings, Inc.(b)                                                                            86,944
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                6,878,471
=========================================================================================================================

Industrials (9.1%)
-------------------------------------------------------------------------------------------------------------------------
       1,000   Alliant Techsystems, Inc.(b)                                                                        60,500
       1,730   American Standard Companies, Inc.                                                                   67,314
       1,269   Apollo Group, Inc.(b)                                                                               93,118
       2,200   ARAMARK Corporation                                                                                 53,108
       1,800   Avery Dennison Corporation                                                                         118,404
       5,300   C.H. Robinson Worldwide, Inc.                                                                      245,867
       2,220   Career Education Corporation(b)                                                                     63,115
       3,100   ChoicePoint, Inc.(b)                                                                               132,215
       2,600   Cintas Corporation                                                                                 109,304
       2,880   Corinthian Colleges, Inc.                                                                           38,822
       3,950   Corporate Executive Board Company                                                                  241,898
       2,200   Danaher Corporation                                                                                112,816
       1,000   Donaldson Company, Inc.(c)                                                                          28,390
       1,000   Dun & Bradstreet Corporation(b)                                                                     58,700
       3,800   Dycom Industries, Inc.(b)                                                                          107,882
       2,200   Eaton Corporation                                                                                  139,502
       1,900   Education Management Corporation                                                                    50,616
       3,750   Expeditors International of Washington, Inc.                                                       193,875
       2,300   Fastenal Company                                                                                   132,480
       4,500   Flowserve Corporation(b)                                                                           108,810
       1,000   ITT Educational Services, Inc.(b,c)                                                                 36,050
       1,000   ITT Industries, Inc.                                                                                79,990
       1,700   J.B. Hunt Transport Services, Inc.                                                                  63,138
       1,700   JetBlue Airways Corporation(c)                                                                      35,564
       3,300   Joy Global Inc.                                                                                    113,454
       1,700   L-3 Communications Holdings, Inc.                                                                  113,900
       3,000   Manitowoc Company, Inc.                                                                            106,380
       2,820   Manpower, Inc.                                                                                     125,462
       4,160   Monster Worldwide, Inc.(b)                                                                         102,502
       2,700   MSC Industrial Direct Company, Inc.                                                                 92,016
       3,900   Norfolk Southern Corporation                                                                       115,986
       1,300   Pentair, Inc.                                                                                       45,383
       7,220   Robert Half International, Inc.                                                                    186,059
       1,350   Rockwell Automation, Inc.                                                                           52,245
       1,900   Sirva, Inc.(b)                                                                                      43,510
       2,100   Stericycle, Inc.(b)                                                                                 96,390
       3,100   United Defense Industries, Inc.(b)                                                                 123,969
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                3,688,734
=========================================================================================================================

Information Technology (21.1%)
-------------------------------------------------------------------------------------------------------------------------
       6,000   Acxiom Corporation                                                                                 142,440
       3,200   Adobe Systems, Inc.                                                                                158,304
       2,800   ADTRAN, Inc.                                                                                        63,504
       4,000   Affiliated Computer Services, Inc.(b)                                                              222,680
       1,300   Agilent Technologies, Inc.(b)                                                                       28,041
       3,420   Alliance Data Systems Corporation(b)                                                               138,715
       6,500   Altera Corporation(b)                                                                              127,205
       4,600   Amdocs, Ltd.(b)                                                                                    100,418
       2,280   Amphenol Corporation                                                                                78,113
       2,500   Apple Computer, Inc.(b)                                                                             96,875
       2,200   Ask Jeeves, Inc.(b,c)                                                                               71,962
       9,400   ASML Holding NV ADR(b)                                                                             120,978
       1,500   Autodesk, Inc.                                                                                      72,945
       6,700   Avaya, Inc.(b)                                                                                      93,398
       1,400   Avocent Corporation(b)                                                                              36,442
       9,900   Axcelis Technologies, Inc.(b)                                                                       81,972
      12,400   Borland Software Corporation(b,c)                                                                  103,540
       2,700   Broadcom Corporation(b)                                                                             73,683
       2,300   CDW Corporation                                                                                    133,469
       1,800   Check Point Software Technologies, Ltd.(b)                                                          30,546
       2,600   CheckFree Corporation(b)                                                                            71,942
       5,100   Citrix Systems, Inc.(b)                                                                             89,352
         300   Cogent, Inc.(b)                                                                                      5,466
       4,000   Cognizant Technology Solutions Corporation                                                         122,040
       2,100   Cognos, Inc.(b)                                                                                     74,592
      13,700   Comverse Technology, Inc.(b)                                                                       257,971
       5,610   Corning, Inc.(b)                                                                                    62,159
       4,300   Cree, Inc.(b,c)                                                                                    131,279
       9,500   Cypress Semiconductor Corporation(b,c)                                                              83,980
       4,450   DST Systems, Inc.(b)                                                                               197,892
       3,000   Electronic Arts, Inc.                                                                              137,970
       4,600   F5 Networks, Inc.(b,c)                                                                             140,116
       1,000   Fair Isaac Corporation                                                                              29,200
       3,700   Fiserv, Inc.(b)                                                                                    128,982
       2,100   Flextronics International, Ltd.(b)                                                                  27,825
       1,300   FLIR Systems, Inc.(b)                                                                               76,050
      12,300   Foundry Networks, Inc.(b)                                                                          116,727
       1,900   Global Payments, Inc.                                                                              101,745
       1,000   Harris Corporation                                                                                  54,940
       1,100   Hyperion Solutions Corporation(b)                                                                   37,389
       2,900   InfoSpace, Inc.(b,c)                                                                               137,431
       2,300   Integrated Circuit Systems, Inc.(b)                                                                 49,450
       3,800   Intersil Corporation                                                                                60,534
       2,600   Intuit, Inc.(b)                                                                                    118,040
       2,650   Iron Mountain, Inc.                                                                                 89,702
       3,600   J2 Global Communication, Inc.(b,c)                                                                 113,724
       3,300   Jabil Circuit, Inc.(b)                                                                              75,900
      38,000   JDS Uniphase Corporation(b)                                                                        128,060
      12,925   Juniper Networks, Inc.(b)                                                                          305,030
       4,800   KLA-Tencor Corporation(b)                                                                          199,104
       2,500   Kronos, Inc.                                                                                       110,725
       3,400   Lam Research Corporation(b)                                                                         74,392
       1,700   Lexmark International, Inc.(b)                                                                     142,817
       3,400   Linear Technology Corporation                                                                      123,216
       9,120   Marvell Technology Group, Ltd.                                                                     238,306
         900   Maxim Integrated Products, Inc.                                                                     38,061
       3,160   McAfee, Inc.(b)                                                                                     63,516
       4,100   Mercury Interactive Corporation(b)                                                                 143,008
       6,300   Microchip Technology, Inc.                                                                         169,092
       4,500   National Semiconductor Corporation                                                                  69,705
       5,200   Network Appliance, Inc.(b)                                                                         119,600
       3,070   Novellus Systems, Inc.(b)                                                                           81,631
      16,000   ON Semiconductor Corporation(b,c)                                                                   50,080
       2,300   PalmOne, Inc.(b,c)                                                                                  70,012
       1,400   PeopleSoft, Inc.(b)                                                                                 27,790
       3,400   Perot Systems Corporation(b)                                                                        54,604
       4,740   PMC-Sierra, Inc.(b)                                                                                 41,759
       4,100   Polycom, Inc.(b)                                                                                    81,262
       1,200   QLogic Corporation(b)                                                                               35,532
       4,100   Red Hat, Inc.(b)                                                                                    50,184
       1,800   Research in Motion, Ltd.                                                                           137,412
       2,500   SanDisk Corporation(c)                                                                              72,800
      12,800   Sapient Corporation(b,c)                                                                            97,664
       1,700   Semtech Corporation(b,c)                                                                            32,589
       8,600   Silicon Image, Inc.(b,c)                                                                           108,704
       1,500   Silicon Laboratories, Inc.(b,c)                                                                     49,635
      12,060   Skyworks Solutions, Inc.(b,c)                                                                      114,570
       3,100   SunGard Data Systems, Inc.(b)                                                                       73,687
       5,800   Symantec Corporation                                                                               318,308
       2,200   Synopsys, Inc.(b)                                                                                   34,826
       1,500   Tektronix, Inc.                                                                                     49,875
       9,400   VeriSign, Inc.(b)                                                                                  186,872
       4,400   VERITAS Software Corporation(b)                                                                     78,320
       1,160   Xilinx, Inc.                                                                                        31,320
       1,600   Yahoo!, Inc.                                                                                        54,256
       2,700   Zebra Technologies Corporation                                                                     164,727
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     8,590,679
=========================================================================================================================

Materials (2.9%)
-------------------------------------------------------------------------------------------------------------------------
       1,400   Ball Corporation                                                                                    52,402
      11,100   Crown Holdings, Inc.(b)                                                                            114,441
       4,600   Ecolab, Inc.                                                                                       144,624
       1,500   Freeport-McMoRan Copper & Gold, Inc.                                                                60,750
       3,200   International Steel Group, Inc.(b)                                                                 107,840
       2,400   Martin Marietta Materials, Inc.                                                                    108,648
       2,700   Millennium Chemicals, Inc.(b,c)                                                                     57,267
       2,600   Newmont Mining Corporation                                                                         118,378
       6,800   Packaging Corporation of America                                                                   166,396
       4,600   Pan American Silver Corporation(b)                                                                  78,338
       1,300   Peabody Energy Corporation                                                                          77,350
         800   Phelps Dodge Corporation                                                                            73,624
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,160,058
=========================================================================================================================

Telecommunication Services (1.7%)
-------------------------------------------------------------------------------------------------------------------------
       3,620   American Tower Corporation(b)                                                                       55,567
       6,140   Crown Castle International Corporation(b)                                                           91,363
      18,500   Nextel Partners, Inc.(b,c)                                                                         306,730
       4,700   NII Holdings, Inc.(c)                                                                              193,687
       1,700   Western Wireless Corporation(b)                                                                     43,707
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                   691,054
=========================================================================================================================

Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      11,500   AES Corporation(b)                                                                                 114,885
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                    114,885
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $33,288,481)                                                           34,135,385
=========================================================================================================================

   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (12.0%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
          77   BNP Paribas Letter of Credit                                     0.150%        4/21/2005               $76
          45   JP Morgan Chase Letter of Credit                                 0.150        11/20/2004                45
   4,867,132   Thrivent Financial Securities Lending Trust                      1.760               N/A         4,867,132
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $4,867,254)                                                                                      4,867,253
=========================================================================================================================

      Shares   Short-Term Investments (4.0%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,636,372   Thrivent Money Market Portfolio                                  1.300%              N/A        $1,636,372
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,636,372
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $39,792,107)                                                           $40,639,010
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

(e) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mid Cap Stock Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (80.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (12.4%)
-------------------------------------------------------------------------------------------------------------------------
       7,300   Advance Auto Parts, Inc.                                                                          $251,120
      18,250   AnnTaylor Stores Corporation                                                                       427,050
      26,050   Applebee's International, Inc.                                                                     658,544
      16,000   Autoliv, Inc.                                                                                      646,400
      11,500   Best Buy Company, Inc.                                                                             623,760
       3,700   Black & Decker Corporation                                                                         286,528
      14,800   BorgWarner, Inc.(b)                                                                                640,692
      20,000   Boyd Gaming Corporation                                                                            563,000
      15,850   D.R. Horton, Inc.                                                                                  524,794
      22,600   Dollar General Corporation(b)                                                                      455,390
      12,000   Foot Locker, Inc.                                                                                  284,400
       7,200   Garmin, Ltd.(b)                                                                                    311,400
      37,300   Hilton Hotels Corporation                                                                          702,732
       4,400   International Speedway Corporation                                                                 219,560
      25,200   K2, Inc.(b,c)                                                                                      360,612
       9,600   Lear Corporation                                                                                   522,720
       9,700   Men's Wearhouse, Inc.(c)                                                                           281,785
      12,100   MGM Mirage, Inc.(c)                                                                                600,765
       9,300   Michaels Stores, Inc.                                                                              550,653
       5,900   Mohawk Industries, Inc.(c)                                                                         468,401
      11,800   Nordstrom, Inc.                                                                                    451,232
      19,400   Pep Boys - Manny, Moe & Jack(b)                                                                    271,600
      14,500   PETsMART, Inc.                                                                                     411,655
      14,600   Polo Ralph Lauren Corporation(b)                                                                   531,002
       9,900   Pulte Homes, Inc.                                                                                  607,563
       6,300   Royal Caribbean Cruises, Ltd.                                                                      274,680
      23,000   Saks, Inc.                                                                                         277,150
      10,900   Staples, Inc.                                                                                      325,038
      21,000   Warnaco Group, Inc.(b,c)                                                                           466,830
         490   Washington Post Company                                                                            450,800
       6,800   Yum! Brands, Inc.                                                                                  276,488
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    13,724,344
=========================================================================================================================

Consumer Staples (2.5%)
-------------------------------------------------------------------------------------------------------------------------
      25,600   Del Monte Foods Company(c)                                                                         268,544
      14,800   Flowers Foods, Inc.(b)                                                                             382,580
      18,600   Hershey Foods Corporation                                                                          868,806
      10,400   Smithfield Foods, Inc.(b,c)                                                                        260,000
      61,400   Tyson Foods, Inc.                                                                                  983,628
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           2,763,558
=========================================================================================================================

Energy (8.1%)
-------------------------------------------------------------------------------------------------------------------------
      13,000   BJ Services Company                                                                                681,330
      25,600   Chesapeake Energy Corporation(b)                                                                   405,248
      15,300   ENSCO International, Inc.                                                                          499,851
       5,900   EOG Resources, Inc.                                                                                388,515
      23,100   Nabors Industries, Ltd.(c)                                                                       1,093,785
      15,000   Newfield Exploration Company(c)                                                                    918,600
       8,400   Noble Corporation(c)                                                                               377,580
      59,100   Patterson-UTI Energy, Inc.                                                                       1,127,037
      10,400   Precision Drilling Corporation(b,c)                                                                598,000
      20,000   Pride International, Inc.(c)                                                                       395,800
      14,800   Quicksilver Resources, Inc.(b)                                                                     483,516
       8,000   Smith International, Inc.(c)                                                                       485,840
      19,600   Ultra Petroleum Corporation(b,c)                                                                   961,380
      10,400   Weatherford International, Ltd.(c)                                                                 530,608
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     8,947,090
=========================================================================================================================

Financials (15.9%)
-------------------------------------------------------------------------------------------------------------------------
      19,500   A.G. Edwards, Inc.                                                                                 675,090
       9,550   Affiliated Managers Group, Inc.(b)                                                                 511,307
       9,000   American Capital Strategies, Ltd.(b)                                                               282,060
      13,600   Banknorth Group, Inc.                                                                              476,000
       9,800   CIT Group, Inc.                                                                                    366,422
       7,600   City National Corporation                                                                          493,620
      22,200   Colonial BancGroup, Inc.(b)                                                                        453,990
      24,998   Countrywide Financial Corporation                                                                  984,671
      20,050   Doral Financial Corporation                                                                        831,474
       7,500   Everest Re Group, Ltd.                                                                             557,475
      18,762   Fidelity National Financial, Inc.                                                                  714,832
       5,100   First Horizon National Corporation                                                                 221,136
      15,200   General Growth Properties, Inc.                                                                    471,200
       7,500   Hartford Financial Services Group, Inc.                                                            464,475
      39,800   HCC Insurance Holdings, Inc.                                                                     1,199,969
      41,100   HRPT Properties Trust(b)                                                                           451,689
      11,900   Investors Financial Services Corporation                                                           537,047
      38,300   Knight Trading Group, Inc.(c)                                                                      353,509
       5,000   M&T Bank Corporation                                                                               478,500
       9,300   Mercantile Bankshares Corporation(b)                                                               446,028
      21,300   New York Community Bancorp, Inc.(b)                                                                437,502
      20,900   North Fork Bancorporation, Inc.(b)                                                                 929,005
      11,100   Ohio Casualty Corporation(c)                                                                       232,323
      17,700   PartnerRe, Ltd.                                                                                    968,013
       5,600   PMI Group, Inc.                                                                                    227,248
      16,800   ProLogis Trust                                                                                     592,032
      39,400   Providian Financial Corporation(c)                                                                 612,276
      13,400   SEI Investments Company                                                                            451,312
      22,900   Sovereign Bancorp, Inc.                                                                            499,678
      13,800   TCF Financial Corporation(b)                                                                       418,002
      10,400   Wintrust Financial Corporation                                                                     595,712
       9,400   XL Capital, Ltd.                                                                                   695,506
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                17,629,103
=========================================================================================================================

Health Care (8.7%)
-------------------------------------------------------------------------------------------------------------------------
      16,300   Advanced Medical Optics, Inc.(b,c)                                                                 644,991
       4,500   Bausch & Lomb, Inc.                                                                                299,025
      12,600   Beckman Coulter, Inc.                                                                              707,112
      12,300   C.R. Bard, Inc.                                                                                    696,549
       7,200   Charles River Laboratories International, Inc.(b,c)                                                329,760
      12,200   Dentsply International, Inc.                                                                       633,668
      14,000   Gilead Sciences, Inc.                                                                              523,320
      25,900   Humana, Inc.(c)                                                                                    517,482
       8,600   Invitrogen Corporation(c)                                                                          472,914
      32,337   IVAX Corporation                                                                                   619,254
      11,200   Kindred Healthcare, Inc.                                                                           273,280
       6,150   Kinetic Concepts, Inc.(b,c)                                                                        323,182
      13,900   PacifiCare Health Systems, Inc.                                                                    510,130
       8,800   Par Pharmaceutical Companies, Inc.(c)                                                              316,184
       6,100   Quest Diagnostics, Inc.                                                                            538,142
       8,500   ResMed, Inc.(b,c)                                                                                  404,685
       5,500   Sepracor, Inc.(c)                                                                                  268,290
      17,100   Telik, Inc.(b,c)                                                                                   381,330
       6,900   United Surgical Partners International, Inc.(b,c)                                                  237,015
      13,800   Valeant Pharmaceuticals International(b)                                                           332,856
      23,500   Vertex Pharmaceuticals, Inc.(b,c)                                                                  246,750
      14,200   Watson Pharmaceuticals, Inc.(c)                                                                    418,332
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                9,694,251
=========================================================================================================================

Industrials (10.2%)
-------------------------------------------------------------------------------------------------------------------------
      18,600   Acuity Brands, Inc.(b)                                                                             442,122
      12,800   AGCO Corporation(c)                                                                                289,536
      13,500   Burlington Northern Santa Fe Corporation                                                           517,185
      12,000   Canadian National Railway Company                                                                  585,600
      28,400   Donaldson Company, Inc.(b)                                                                         806,276
       9,100   Eaton Corporation                                                                                  577,031
       9,100   Expeditors International of Washington, Inc.                                                       470,470
       9,600   Fastenal Company                                                                                   552,960
      21,350   IDEX Corporation(b)                                                                                725,046
      11,100   Jacobs Engineering Group, Inc.(c)                                                                  425,019
       5,000   L-3 Communications Holdings, Inc.                                                                  335,000
      24,100   Manitowoc Company, Inc.                                                                            854,586
       9,000   Manpower, Inc.                                                                                     400,410
      12,200   Oshkosh Truck Corporation                                                                          696,132
      13,400   Pentair, Inc.                                                                                      467,794
       6,100   Precision Castparts Corporation                                                                    366,305
       7,200   Reliance Steel & Aluminum Company(b)                                                               285,840
      10,000   Roper Industries, Inc.                                                                             574,600
      10,500   UTI Worldwide, Inc.(b)                                                                             617,505
      20,200   Waste Management, Inc.                                                                             552,268
      11,400   Yellow Roadway Corporation(c)                                                                      534,546
       8,800   York International Corporation                                                                     277,992
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               11,354,223
=========================================================================================================================

Information Technology (12.7%)
-------------------------------------------------------------------------------------------------------------------------
      23,600   Acxiom Corporation(b)                                                                              560,264
       7,500   Affiliated Computer Services, Inc.(c)                                                              417,525
      18,100   Amphenol Corporation                                                                               620,106
      11,100   Analog Devices, Inc.                                                                               430,458
      17,700   Apple Computer, Inc.(c)                                                                            685,875
      19,700   BMC Software, Inc.(c)                                                                              311,457
      15,400   Cabot Microelectronics Corporation(b,c)                                                            558,250
       7,800   CDW Corporation                                                                                    452,634
       8,400   CheckFree Corporation(c)                                                                           232,428
      13,000   Cognos, Inc.(c)                                                                                    461,760
       8,300   Computer Sciences Corporation(c)                                                                   390,930
      21,000   Comverse Technology, Inc.(c)                                                                       395,430
      17,600   Convergys Corporation(c)                                                                           236,368
       5,100   Diebold, Inc.                                                                                      238,170
      11,400   DST Systems, Inc.(c)                                                                               506,958
       6,100   Electronic Arts, Inc.                                                                              280,539
       6,600   Harris Corporation                                                                                 362,604
      17,200   Intersil Corporation                                                                               273,996
      10,900   Intuit, Inc.(c)                                                                                    494,860
      13,600   Lam Research Corporation(c)                                                                        297,568
       5,900   Lexmark International, Inc.(c)                                                                     495,659
      13,700   Macromedia, Inc.(c)                                                                                275,096
      22,000   McAfee, Inc.(c)                                                                                    442,200
       8,100   Microchip Technology, Inc.                                                                         217,404
      21,300   NVIDIA Corporation(c)                                                                              309,276
     106,400   ON Semiconductor Corporation(b,c)                                                                  333,032
      14,800   SanDisk Corporation(b)                                                                             430,976
      42,900   Skyworks Solutions, Inc.(b,c)                                                                      407,550
      39,900   Symbol Technologies, Inc.                                                                          504,336
      18,700   UTStarcom, Inc.(b,c)                                                                               301,257
      24,800   VeriSign, Inc.(c)                                                                                  493,024
      21,800   Vishay Intertechnology, Inc.(b,c)                                                                  281,220
      73,900   Vitesse Semiconductor Corporation(c)                                                               201,747
      79,600   Wind River Systems, Inc.(c)                                                                        971,120
       8,000   Xilinx, Inc.                                                                                       216,000
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    14,088,077
=========================================================================================================================

Materials (5.7%)
-------------------------------------------------------------------------------------------------------------------------
      22,000   Airgas, Inc.                                                                                       529,540
      10,900   Ball Corporation                                                                                   407,987
      15,300   Century Aluminum Company(c)                                                                        424,269
      21,400   CONSOL Energy, Inc.                                                                                746,646
      17,600   Georgia-Pacific Corporation                                                                        632,720
      14,600   Jefferson Smurfit Corporation(c)                                                                   282,802
       7,300   Lubrizol Corporation                                                                               252,580
       9,800   Newmont Mining Corporation                                                                         446,194
      31,200   Packaging Corporation of America                                                                   763,464
      19,100   Pactiv Corporation(c)                                                                              444,075
      11,500   Peabody Energy Corporation                                                                         684,250
       8,200   Phelps Dodge Corporation                                                                           754,646
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  6,369,173
=========================================================================================================================

Telecommunication Services (0.7%)
-------------------------------------------------------------------------------------------------------------------------
      62,000   Cincinnati Bell, Inc.(c)                                                                           216,380
      12,400   NII Holdings, Inc.(b)                                                                              511,004
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                   727,384
=========================================================================================================================

Utilities (3.9%)
-------------------------------------------------------------------------------------------------------------------------
      16,300   AGL Resources, Inc.                                                                                501,551
      15,100   MDU Resources Group, Inc.                                                                          397,583
      13,500   PPL Corporation                                                                                    636,930
      12,500   Questar Corporation                                                                                572,750
      17,400   SCANA Corporation(b)                                                                               649,716
       8,500   Sempra Energy                                                                                      307,615
      25,775   Southern Union Company(b,c)                                                                        528,388
      22,200   Wisconsin Energy Corporation(b)                                                                    708,180
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  4,302,713
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $81,970,723)                                                           89,599,916
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (15.1%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  16,768,675   Thrivent Financial Securities Lending Trust                      1.760%              N/A       $16,768,675
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $16,768,675)                                                                                    16,768,675
=========================================================================================================================
      Shares   Short-Term Investments (4.1%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   4,508,026   Thrivent Money Market Portfolio                                  1.300%              N/A        $4,508,026
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 4,508,026
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $103,247,423)                                                         $110,876,617
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mid Cap Index Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (77.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (14.5%)
-------------------------------------------------------------------------------------------------------------------------
       7,833   99 Cents Only Stores(b,c)                                                                         $111,464
      10,680   Abercrombie & Fitch Company                                                                        336,420
       6,300   Aeropostale, Inc.(c)                                                                               165,060
       8,110   American Eagle Outfitters, Inc.                                                                    298,854
       7,700   American Greetings Corporation(b,c)                                                                193,424
       8,050   AnnTaylor Stores Corporation                                                                       188,370
       9,300   Applebee's International, Inc.(c)                                                                  235,104
       7,830   ArvinMeritor, Inc.(c)                                                                              146,812
       2,180   Bandag, Inc.(c)                                                                                     95,484
       7,970   Barnes & Noble, Inc.(b)                                                                            294,890
      13,010   Belo Corporation                                                                                   293,245
       4,630   Blyth, Inc.(c)                                                                                     143,067
       4,010   Bob Evans Farms, Inc.(c)                                                                           108,912
       8,600   Borders Group, Inc.                                                                                213,280
       6,360   BorgWarner, Inc.                                                                                   275,324
       9,800   Boyd Gaming Corporation                                                                            275,870
       9,970   Brinker International, Inc.(b)                                                                     310,566
      35,030   Caesars Entertainment, Inc.(b,c)                                                                   585,001
       8,460   Callaway Golf Company(c)                                                                            89,422
      11,800   CarMax, Inc.(b,c)                                                                                  254,290
       5,890   Catalina Marketing Corporation(c)                                                                  135,941
       5,500   CBRL Group, Inc.(c)                                                                                198,440
       5,900   Cheesecake Factory, Inc.(b,c)                                                                      256,060
      10,100   Chico's FAS, Inc.(b)                                                                               345,420
      11,220   Claire's Stores, Inc.                                                                              280,949
      26,350   D.R. Horton, Inc.                                                                                  872,448
      12,860   Dollar Tree Stores, Inc.(b)                                                                        346,577
       6,320   Emmis Communications Corporation(b,c)                                                              114,139
       5,600   Entercom Communications Corporation(b)                                                             182,896
      17,600   Foot Locker, Inc.                                                                                  417,120
       6,140   Furniture Brands International, Inc.(c)                                                            153,991
       8,760   Gentex Corporation(c)                                                                              307,739
      13,340   GTECH Holdings Corporation                                                                         337,769
       7,500   Harman International Industries, Inc.                                                              808,125
       9,700   Harte-Hanks, Inc.                                                                                  242,597
       6,900   Hovnanian Enterprises, Inc.(c)                                                                     276,690
       6,070   International Speedway Corporation                                                                 302,893
       7,000   Krispy Kreme Doughnuts, Inc.(b,c)                                                                   88,620
       7,770   Lear Corporation                                                                                   423,076
       5,090   Lee Enterprises, Inc.(c)                                                                           235,871
      17,620   Lennar Corporation                                                                                 838,712
       7,670   Mandalay Resort Group                                                                              526,546
       2,700   Media General, Inc.(c)                                                                             151,065
       7,700   Michaels Stores, Inc.                                                                              455,917
       3,860   Modine Manufacturing Company(c)                                                                    116,225
       7,570   Mohawk Industries, Inc.(b,c)                                                                       600,982
       5,620   Neiman Marcus Group, Inc.(c)                                                                       323,150
       6,200   O'Reilly Automotive, Inc.(b,c)                                                                     237,398
       8,380   Outback Steakhouse, Inc.                                                                           348,021
       8,400   Pacific Sunwear of California, Inc.(b,c)                                                           176,820
       7,700   Payless ShoeSource, Inc.(b)                                                                         78,001
      16,400   PETsMART, Inc.                                                                                     465,596
       9,900   Pier 1 Imports, Inc.                                                                               178,992
      11,210   Reader's Digest Association, Inc.                                                                  163,554
       5,000   Regis Corporation                                                                                  201,100
       8,900   Rent-A-Center, Inc.(b)                                                                             230,154
      16,660   Ross Stores, Inc.(c)                                                                               390,510
       7,400   Ruby Tuesday, Inc.(c)                                                                              206,238
       2,700   Ryland Group, Inc.(c)                                                                              250,182
      16,050   Saks, Inc.                                                                                         193,402
       4,510   Scholastic Corporation(b,c)                                                                        139,314
      10,500   Six Flags, Inc.(b,c)                                                                                57,120
       3,030   Superior Industries International, Inc.(c)                                                          90,748
       6,500   Thor Industries, Inc.(c)                                                                           172,055
       4,000   Timberland Company(b,c)                                                                            227,200
       8,400   Toll Brothers, Inc.(b,c)                                                                           389,172
       6,600   Tupperware Corporation(c)                                                                          112,068
       9,100   Urban Outfitters, Inc.                                                                             313,040
       5,880   Valassis Communications, Inc.(b,c)                                                                 173,930
       1,040   Washington Post Company                                                                            956,801
      10,970   Westwood One, Inc.(b)                                                                              216,877
      13,180   Williams-Sonoma, Inc.(b)                                                                           494,909
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    20,418,019
=========================================================================================================================

Consumer Staples (3.5%)
-------------------------------------------------------------------------------------------------------------------------
       7,840   BJ's Wholesale Club, Inc.(b)                                                                       214,346
       7,010   Church & Dwight Company, Inc.                                                                      196,701
      12,100   Constellation Brands, Inc.(b)                                                                      460,526
      17,865   Dean Foods Company(b)                                                                              536,307
       8,850   Energizer Holdings, Inc.(b)                                                                        407,985
      15,730   Hormel Foods Corporation                                                                           421,249
       6,576   J.M. Smucker Company(c)                                                                            292,040
       4,040   Lancaster Colony Corporation(c)                                                                    170,347
      15,610   PepsiAmericas, Inc.(c)                                                                             298,151
       5,310   Ruddick Corporation                                                                                104,288
      12,500   Smithfield Foods, Inc.(b,c)                                                                        312,500
       5,885   Toostie Roll Industries, Inc.(c)                                                                   171,960
      39,940   Tyson Foods, Inc.                                                                                  639,839
       2,840   Universal Corporation                                                                              126,778
       7,000   Whole Foods Market, Inc.                                                                           600,530
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           4,953,547
=========================================================================================================================

Energy (6.5%)
-------------------------------------------------------------------------------------------------------------------------
       6,180   Cooper Cameron Corporation(b)                                                                      338,911
      17,030   ENSCO International, Inc.                                                                          556,370
       7,600   FMC Technologies, Inc.(b)                                                                          253,840
       6,700   Forest Oil Corporation(b,c)                                                                        201,804
      13,860   Grant Prideco, Inc.(b,c)                                                                           283,991
       8,820   Hanover Compressor Company(b,c)                                                                    118,629
       5,740   Helmerich & Payne, Inc.(c)                                                                         164,681
      10,400   Murphy Oil Corporation(c)                                                                          902,408
       9,710   National-Oilwell, Inc.(b,c)                                                                        319,071
       7,000   Newfield Exploration Company(b)                                                                    428,680
       6,600   Noble Energy, Inc.                                                                                 384,384
       4,500   Overseas Shipholding Group, Inc.(c)                                                                223,380
      18,900   Patterson-UTI Energy, Inc.                                                                         360,423
      16,000   Pioneer Natural Resources Company(c)                                                               551,680
       8,700   Plains Exploration & Production Company(b)                                                         207,582
       7,200   Pogo Producing Company                                                                             341,640
      15,420   Pride International, Inc.(b)                                                                       305,162
      11,800   Smith International, Inc.(b)                                                                       716,614
       6,900   Tidewater, Inc.                                                                                    224,595
      11,040   Varco International, Inc.(b)                                                                       296,093
      15,070   Weatherford International, Ltd.(b)                                                                 768,871
       8,300   Western Gas Resources, Inc.(c)                                                                     237,297
      29,257   XTO Energy, Inc.                                                                                   950,267
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     9,136,373
=========================================================================================================================

Financials (14.5%)
-------------------------------------------------------------------------------------------------------------------------
       8,920   A.G. Edwards, Inc.                                                                                 308,810
       5,970   Allmerica Financial Corporation(b,c)                                                               160,474
       9,300   AMB Property Corporation                                                                           344,286
       8,290   American Financial Group, Inc.                                                                     247,788
      17,790   AmeriCredit Corporation(b,c)                                                                       371,455
       4,400   AmerUs Group Company(c)                                                                            180,400
      10,400   Arthur J. Gallagher & Company(c)                                                                   344,552
      12,493   Associated Banc-Corp                                                                               400,651
       8,680   Astoria Financial Corporation                                                                      308,053
       5,900   Bank of Hawaii Corporation                                                                         278,775
      19,580   Banknorth Group, Inc.                                                                              685,300
       7,800   Brown & Brown, Inc.                                                                                356,460
       5,520   City National Corporation                                                                          358,524
      15,100   Colonial BancGroup, Inc.(c)                                                                        308,795
       8,900   Commerce Bancorp, Inc.(c)                                                                          491,280
      13,870   Compass Bancshares, Inc.                                                                           607,783
       5,800   Cullen/Frost Bankers, Inc.                                                                         269,526
      11,100   Developers Diversified Realty Corporation                                                          434,565
       7,600   Eaton Vance Corporation                                                                            306,964
       6,310   Everest Re Group, Ltd.                                                                             469,022
      19,630   Fidelity National Financial, Inc.                                                                  747,903
      10,000   First American Corporation(c)                                                                      308,300
       9,580   FirstMerit Corporation(c)                                                                          252,002
       5,620   GATX Corporation                                                                                   149,829
       5,760   Greater Bay Bancorp(c)                                                                             165,600
       7,300   HCC Insurance Holdings, Inc.                                                                       220,095
      17,600   Hibernia Corporation                                                                               464,816
       6,100   Highwoods Properties, Inc.                                                                         150,121
       4,860   Horace Mann Educators Corporation(c)                                                                85,439
       7,600   Hospitality Properties Trust                                                                       322,924
       9,500   Independence Community Bank Corporation                                                            370,975
       6,900   IndyMac Bancorp, Inc.                                                                              249,780
       7,540   Investors Financial Services Corporation                                                           340,280
       6,400   Jefferies Group, Inc.(c)                                                                           220,608
       6,730   LaBranche & Company, Inc.(c)                                                                        56,868
      11,325   Legg Mason, Inc.                                                                                   603,283
       7,990   Leucadia National Corporation(c)                                                                   452,634
       9,600   Liberty Property Trust                                                                             382,464
       6,900   Mack-Cali Realty Corporation                                                                       305,670
       8,920   Mercantile Bankshares Corporation                                                                  427,803
      10,000   MoneyGram International, Inc.                                                                      170,800
      11,600   New Plan Excel Realty Trust, Inc.(c)                                                               290,000
      29,911   New York Community Bancorp, Inc.                                                                   614,372
       6,930   Ohio Casualty Corporation(b,c)                                                                     145,045
      20,560   Old Republic International Corporation                                                             514,617
      10,880   PMI Group, Inc.                                                                                    441,510
       7,870   Protective Life Corporation                                                                        309,370
      10,520   Radian Group, Inc.                                                                                 486,340
       8,350   Raymond James Financial, Inc.(c)                                                                   201,402
       5,572   Rayonier, Inc. REIT                                                                                252,077
      11,670   SEI Investments Company                                                                            393,046
       4,030   Silicon Valley Bancshares(b,c)                                                                     149,795
       3,200   StanCorp Financial Group, Inc.                                                                     227,840
      15,820   TCF Financial Corporation(c)                                                                       479,188
      14,500   United Dominion Realty Trust, Inc.                                                                 287,535
       7,700   Unitrin, Inc.                                                                                      320,089
       9,500   W.R. Berkley Corporation(c)                                                                        400,520
       9,340   Waddell & Reed Financial, Inc.(c)                                                                  205,480
       8,870   Washington Federal, Inc.                                                                           223,080
       6,030   Webster Financial Corporation                                                                      297,822
       3,620   Westamerica Bancorporation                                                                         198,702
       7,480   Wilmington Trust Corporation                                                                       270,851
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                20,390,338
=========================================================================================================================

Health Care (8.0%)
-------------------------------------------------------------------------------------------------------------------------
       5,670   Apria Healthcare Group, Inc.(b)                                                                    154,508
      11,847   Barr Pharmaceuticals, Inc.                                                                         490,821
       6,930   Beckman Coulter, Inc.                                                                              388,912
       6,400   Cephalon, Inc.(b,c)                                                                                306,560
       5,200   Charles River Laboratories International, Inc.(b,c)                                                238,160
       9,600   Community Health Systems, Inc.(b)                                                                  256,128
       7,110   Covance, Inc.(b)                                                                                   284,187
      10,100   Coventry Health Care, Inc.                                                                         539,037
      12,600   Cytyc Corporation(b)                                                                               304,290
       9,140   Dentsply International, Inc.                                                                       474,732
       6,720   Edwards Lifesciences Corporation(b)                                                                225,120
      10,340   First Health Group Corporation(b,c)                                                                166,371
      12,680   Health Net, Inc.(b,c)                                                                              313,450
       4,900   Henry Schein, Inc.(b)                                                                              305,319
       6,950   Hillenbrand Industries, Inc.                                                                       351,184
       4,000   INAMED Corporation                                                                                 190,680
       6,000   Invitrogen Corporation(b,c)                                                                        329,940
      28,321   IVAX Corporation                                                                                   542,347
       4,400   LifePoint Hospitals, Inc.(b,c)                                                                     132,044
      11,320   Lincare Holdings, Inc.(b)                                                                          336,317
      34,447   Millennium Pharmaceuticals, Inc.(b)                                                                472,268
      11,820   Omnicare, Inc.                                                                                     335,215
       9,700   PacifiCare Health Systems, Inc.                                                                    355,990
       3,800   Par Pharmaceutical Companies, Inc.(b,c)                                                            136,534
       7,700   Patterson Companies, Inc.(b)                                                                       589,512
       7,950   Perrigo Company(c)                                                                                 163,372
      10,760   Protein Design Labs, Inc.(b,c)                                                                     210,681
       7,600   Renal Care Group, Inc.                                                                             244,948
       9,950   Sepracor, Inc.(b)                                                                                  485,361
       7,800   STERIS Corporation(b)                                                                              171,132
       8,700   Triad Hospitals, Inc.(b)                                                                           299,628
       6,600   Universal Health Services, Inc.                                                                    287,100
       9,510   Valeant Pharmaceuticals International                                                              229,381
      15,400   Varian Medical Systems, Inc.                                                                       532,378
       3,900   Varian, Inc.(b)                                                                                    147,693
       9,020   Vertex Pharmaceuticals, Inc.(b,c)                                                                   94,710
       5,640   VISX, Inc.(b,c)                                                                                    116,184
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               11,202,194
=========================================================================================================================

Industrials (10.0%)
-------------------------------------------------------------------------------------------------------------------------
      10,760   Adesa, Inc.(b)                                                                                     176,787
      10,230   AGCO Corporation(b,c)                                                                              231,403
       9,700   AirTran Holdings, Inc.(b,c)                                                                         96,612
       3,040   Alaska Air Group, Inc.(b,c)                                                                         75,331
       4,860   Alexander & Baldwin, Inc.(c)                                                                       164,948
       4,200   Alliant Techsystems, Inc.(b)                                                                       254,100
       7,680   AMETEK, Inc.(c)                                                                                    232,858
       2,820   Banta Corporation(c)                                                                               112,095
       6,460   Brink's Company                                                                                    194,898
       9,650   C.H. Robinson Worldwide, Inc.                                                                      447,664
      11,600   Career Education Corporation(b)                                                                    329,788
       3,570   Carlisle Companies, Inc.(c)                                                                        228,230
       9,986   ChoicePoint, Inc.(b)                                                                               425,903
       5,730   CNF, Inc.                                                                                          234,873
      10,200   Copart, Inc.(b)                                                                                    193,086
      10,200   Corinthian Colleges, Inc.(c)                                                                       137,496
       7,920   DeVry, Inc.(b,c)                                                                                   164,023
       9,800   Donaldson Company, Inc.                                                                            278,222
       7,920   Dun & Bradstreet Corporation(b)                                                                    464,904
       5,470   Dycom Industries, Inc.(b,c)                                                                        155,293
       8,300   Education Management Corporation                                                                   221,112
      12,020   Expeditors International of Washington, Inc.                                                       621,434
       8,580   Fastenal Company                                                                                   494,208
       5,400   Federal Signal Corporation                                                                         100,332
       6,230   Flowserve Corporation(b)                                                                           150,641
       7,800   Graco, Inc.                                                                                        261,300
       4,660   Granite Construction, Inc.(c)                                                                      111,374
       4,650   Harsco Corporation                                                                                 208,785
       8,090   Herman Miller, Inc.(c)                                                                             199,418
       6,530   HNI Corporation                                                                                    258,457
       6,930   Hubbell, Inc.                                                                                      310,672
       5,200   ITT Educational Services, Inc.(b,c)                                                                187,460
       9,120   J.B. Hunt Transport Services, Inc.                                                                 338,717
       6,360   Jacobs Engineering Group, Inc.(b)                                                                  243,524
      11,650   JetBlue Airways Corporation(c)                                                                     243,718
       4,020   Kelly Services, Inc.                                                                               107,374
       4,170   Kennametal, Inc.                                                                                   188,276
       4,340   Korn/Ferry International(b,c)                                                                       79,118
      12,100   L-3 Communications Holdings, Inc.                                                                  810,700
       5,130   Laureate Education, Inc.(b)                                                                        190,939
      10,170   Manpower, Inc.                                                                                     452,463
       3,990   Nordson Corporation                                                                                136,977
      11,360   Pentair, Inc.                                                                                      396,578
       7,340   Precision Castparts Corporation                                                                    440,767
      13,310   Quanta Services, Inc.(b,c)                                                                          80,526
      17,200   Republic Services, Inc.(c)                                                                         511,872
       5,155   Rollins, Inc.(c)                                                                                   125,215
       1,200   Sequa Corporation(b,c)                                                                              62,652
       7,120   Sotheby's Holdings, Inc.(b)                                                                        111,926
       8,560   SPX Corporation(c)                                                                                 303,024
       5,100   Stericycle, Inc.(b)                                                                                234,090
       9,060   Swift Transportation Company, Inc.(b,c)                                                            152,389
       2,070   Tecumseh Products Company(c)                                                                        86,671
       4,540   Teleflex, Inc.(c)                                                                                  192,950
       6,700   Thomas & Betts Corporation                                                                         179,694
       5,330   Trinity Industries, Inc.(c)                                                                        166,136
       8,820   United Rentals, Inc.(b,c)                                                                          140,150
       9,000   Werner Enterprises, Inc.                                                                           173,790
       4,640   York International Corporation                                                                     146,578
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               14,020,521
=========================================================================================================================

Information Technology (11.2%)
-------------------------------------------------------------------------------------------------------------------------
      44,500   3Com Corporation(b)                                                                                187,790
      15,675   Activision, Inc.                                                                                   217,412
       9,690   Acxiom Corporation(c)                                                                              230,041
       8,980   ADTRAN, Inc.                                                                                       203,666
      10,010   Advanced Fibre Communications, Inc.(b)                                                             159,159
       3,800   Advent Software, Inc.(b)                                                                            63,954
       9,100   Alliance Data Systems Corporation(b)                                                               369,096
       9,500   Amphenol Corporation                                                                               325,470
      13,070   Arrow Electronics, Inc.(b)                                                                         295,121
       6,595   Ascential Software Corporation(b)                                                                   88,835
      53,820   Atmel Corporation(b)                                                                               194,828
      13,620   Avnet, Inc.(b)                                                                                     233,174
       5,580   Avocent Corporation(b)                                                                             145,247
      13,600   BISYS Group, Inc.(b)                                                                               198,696
       2,810   Cabot Microelectronics Corporation(b,c)                                                            101,862
      30,480   Cadence Design Systems, Inc.(b)                                                                    397,459
       9,370   CDW Corporation                                                                                    543,741
      16,800   Ceridian Corporation(b)                                                                            309,288
       7,200   Certegy, Inc.                                                                                      267,912
       9,780   CheckFree Corporation(b)                                                                           270,613
      14,900   Cognizant Technology Solutions Corporation                                                         454,599
       6,150   CommScope, Inc.(b,c)                                                                               132,840
      10,770   Credence Systems Corporation(b,c)                                                                   77,544
       8,300   Cree, Inc.(b,c)                                                                                    253,399
       5,870   CSG Systems International, Inc.(b,c)                                                                90,457
      14,160   Cypress Semiconductor Corporation(b,c)                                                             125,174
       8,130   Diebold, Inc.                                                                                      379,671
       9,510   DST Systems, Inc.(b)                                                                               422,910
       7,950   Fair Isaac Corporation(c)                                                                          232,140
      13,500   Fairchild Semiconductor International, Inc.(b)                                                     191,295
      12,200   Gartner Group, Inc.(b,c)                                                                           142,618
       7,500   Harris Corporation                                                                                 412,050
       4,010   Imation Corporation(c)                                                                             142,716
       8,200   Integrated Circuit Systems, Inc.(b,c)                                                              176,300
      12,040   Integrated Device Technology, Inc.(b)                                                              114,741
       7,450   International Rectifier Corporation(b)                                                             255,535
      17,000   Intersil Corporation                                                                               270,810
      10,160   Jack Henry & Associates, Inc.                                                                      190,703
       7,010   Keane, Inc.(b)                                                                                     107,674
       9,780   KEMET Corporation(b,c)                                                                              79,120
      15,200   Lam Research Corporation(b)                                                                        332,576
      12,850   Lattice Semiconductor Corporation(b,c)                                                              63,094
       6,900   LTX Corporation(b,c)                                                                                37,329
       7,870   Macromedia, Inc.(b,c)                                                                              158,030
       5,540   Macrovision Corporation(b)                                                                         133,403
      17,620   McAfee, Inc.(b)                                                                                    354,162
      13,400   McDATA Corporation(b,c)                                                                             67,402
       8,070   Mentor Graphics Corporation(b,c)                                                                    88,488
      10,350   Micrel, Inc.(b,c)                                                                                  107,744
      23,260   Microchip Technology, Inc.                                                                         624,298
      11,860   MPS Group, Inc.(b)                                                                                  99,743
       8,875   National Instruments Corporation(c)                                                                268,646
       4,790   Newport Corporation(b,c)                                                                            54,941
       5,440   Plantronics, Inc.                                                                                  235,226
       4,860   Plexus Corporation(b,c)                                                                             53,654
      11,220   Polycom, Inc.(b)                                                                                   222,380
      11,760   Powerwave Technologies, Inc.(b,c)                                                                   72,442
      20,520   Quantum Corporation(b,c)                                                                            47,401
       6,320   Retek, Inc.(b)                                                                                      28,819
       7,280   Reynolds and Reynolds Company(c)                                                                   179,598
      21,140   RF Micro Devices, Inc.(b,c)                                                                        134,028
       7,200   RSA Security, Inc.(b,c)                                                                            138,960
      18,300   SanDisk Corporation(c)                                                                             532,896
       8,390   Semtech Corporation(b,c)                                                                           160,836
       5,900   Silicon Laboratories, Inc.(b,c)                                                                    195,231
      12,610   Storage Technology Corporation(b)                                                                  318,529
      10,780   Sybase, Inc.(b)                                                                                    148,656
      17,680   Synopsys, Inc.(b)                                                                                  279,874
       6,580   Tech Data Corporation(b)                                                                           253,659
       9,580   Titan Corporation(b)                                                                               133,833
       4,220   Transaction Systems Architects, Inc.(b)                                                             78,429
      15,552   TriQuint Semiconductor, Inc.(b,c)                                                                   60,653
      12,900   UTStarcom, Inc.(b,c)                                                                               207,819
      18,820   Vishay Intertechnology, Inc.(b,c)                                                                  242,778
       9,250   Wind River Systems, Inc.(b)                                                                        112,850
       8,100   Zebra Technologies Corporation                                                                     494,181
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    15,778,248
=========================================================================================================================

Materials (3.8%)
-------------------------------------------------------------------------------------------------------------------------
       8,390   Airgas, Inc.                                                                                       201,947
       4,710   Albemarle Corporation(c)                                                                           165,274
       6,200   Arch Coal, Inc.                                                                                    220,038
       6,340   Bowater, Inc.(c)                                                                                   242,125
       6,990   Cabot Corporation                                                                                  269,604
      13,000   Crompton Corporation                                                                               123,370
       4,460   Cytec Industries, Inc.(c)                                                                          218,317
       4,700   Ferro Corporation                                                                                  102,507
       4,100   FMC Corporation(b)                                                                                 199,137
       4,980   Glatfelter Company                                                                                  61,702
      13,120   IMC Global, Inc.(c)                                                                                228,157
       5,760   Longview Fibre Company(c)                                                                           87,840
       7,060   Lubrizol Corporation                                                                               244,276
      20,140   Lyondell Chemical Company(c)                                                                       452,344
       5,420   Martin Marietta Materials, Inc.                                                                    245,363
       2,280   Minerals Technologies, Inc.(c)                                                                     134,201
       7,900   Olin Corporation(c)                                                                                158,000
      12,100   Packaging Corporation of America                                                                   296,087
       7,300   Peabody Energy Corporation                                                                         434,350
       3,300   Potlatch Corporation(c)                                                                            154,473
      13,100   RPM International, Inc.                                                                            231,215
       3,700   Scotts Company(b,c)                                                                                237,355
       5,330   Sensient Technologies Corporation(c)                                                               115,341
      11,080   Sonoco Products Company(c)                                                                         292,955
       5,780   Valspar Corporation(c)                                                                             269,810
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  5,385,788
=========================================================================================================================

Telecommunication Services (0.5%)
-------------------------------------------------------------------------------------------------------------------------
      27,710   Cincinnati Bell, Inc.(b)                                                                            96,708
       6,420   Telephone and Data Systems, Inc.                                                                   540,371
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                   637,079
=========================================================================================================================

Utilities (5.4%)
-------------------------------------------------------------------------------------------------------------------------
       7,380   AGL Resources, Inc.                                                                                227,083
      12,800   Alliant Energy Corporation                                                                         318,464
      10,550   Aqua America, Inc.                                                                                 233,260
      26,680   Aquila, Inc.(b)                                                                                     83,242
       3,700   Black Hills Corporation(c)                                                                         102,786
      14,330   DPL, Inc.(c)                                                                                       294,911
       8,700   Duquesne Light Holdings, Inc.(c)                                                                   156,252
      16,550   Energy East Corporation                                                                            416,729
       7,000   Equitable Resources, Inc.(c)                                                                       380,170
       8,350   Great Plains Energy, Inc.                                                                          243,402
       9,080   Hawaiian Electric Industries, Inc.(c)                                                              240,983
       4,330   IDACORP, Inc.(c)                                                                                   125,830
      13,250   MDU Resources Group, Inc.(c)                                                                       348,872
       9,300   National Fuel Gas Company(c)                                                                       263,469
      14,470   Northeast Utilities Service Company                                                                280,573
       5,970   NSTAR(c)                                                                                           293,127
       9,890   OGE Energy Corporation                                                                             249,525
      11,700   ONEOK, Inc.                                                                                        304,434
      20,943   Pepco Holdings, Inc.                                                                               416,766
       6,875   PNM Resources, Inc.(c)                                                                             154,756
      11,260   Puget Energy, Inc.                                                                                 255,602
       9,510   Questar Corporation                                                                                435,748
      12,630   SCANA Corporation(c)                                                                               471,604
      13,300   Sierra Pacific Resources(b,c)                                                                      119,035
       8,590   Vectren Corporation(c)                                                                             216,296
       9,720   Westar Energy, Inc.                                                                                196,344
       5,510   WGL Holdings, Inc.                                                                                 155,713
      13,270   Wisconsin Energy Corporation                                                                       423,313
       4,200   WPS Resources Corporation                                                                          188,958
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  7,597,247
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $96,945,460)                                                          109,519,354
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (20.3%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  28,454,402   Thrivent Financial Securities Lending Trust                      1.760%              N/A       $28,454,402
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $28,454,402)                                                                                    28,454,402
=========================================================================================================================
      Shares   Short-Term Investments (1.8%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,519,770   Thrivent Money Market Portfolio(e)                               1.300%              N/A        $2,519,770
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 2,519,770
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $127,919,632)                                                         $140,493,526
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

(e) At September 30, 2004, $114,800 in cash was pledged
    as the initial margin deposit for open financial
    futures contracts. In addition, $2,519,770 of
    Short-Term Investments were earmarked as collateral
    to cover open financial futures contracts as follows:

                                                                                      Notional
                         Number of      Expiration                                    Principal    Unrealized
Type                     Contracts         Date          Position      Value           Amount           Gain
-------------------------------------------------------------------------------------------------------------------------
E-mini S&P Midcap 400       43        December 2004       Long       $2,554,630       $2,536,820       $17,810

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner International Stock Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Partner International Stock Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (75.4%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Australia (1.4%)
-------------------------------------------------------------------------------------------------------------------------
     222,942   BHP Billiton, Ltd.(b)                                                                           $2,306,883
     770,000   Lend Lease Corporation, Ltd.(b,c)                                                                6,414,547
     240,295   News Corporation, Ltd.(b)                                                                        1,883,564
-------------------------------------------------------------------------------------------------------------------------
               Total Australia                                                                                 10,604,994
=========================================================================================================================

Belgium (0.2%)
-------------------------------------------------------------------------------------------------------------------------
      16,999   Fortis(b)                                                                                          405,521
      23,090   Fortis (Amsterdam Exchange)(b,c)                                                                   550,650
       9,020   UCB SA(b,c)                                                                                        481,472
-------------------------------------------------------------------------------------------------------------------------
               Total Belgium                                                                                    1,437,643
=========================================================================================================================

Brazil (1.5%)
-------------------------------------------------------------------------------------------------------------------------
     215,400   Petroleo Brasileiro ADR(c)                                                                       7,592,850
      65,590   Petroleo Brasileiro SA ADR(c)                                                                    2,093,633
     134,700   Tele Norte Leste Participacoes SA(c)                                                             1,782,081
-------------------------------------------------------------------------------------------------------------------------
               Total Brazil                                                                                    11,468,564
=========================================================================================================================

Canada (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     815,000   Abitibi Consolidated, Inc.                                                                       5,119,509
      76,600   Royal Bank of Canada(d)                                                                          3,628,453
-------------------------------------------------------------------------------------------------------------------------
               Total Canada                                                                                     8,747,962
=========================================================================================================================

Denmark (0.2%)
-------------------------------------------------------------------------------------------------------------------------
      35,783   Novo Nordisk A/S(b)                                                                              1,959,183
-------------------------------------------------------------------------------------------------------------------------
               Total Denmark                                                                                    1,959,183
=========================================================================================================================

Finland (1.3%)
-------------------------------------------------------------------------------------------------------------------------
     213,482   Nokia Oyj(b)                                                                                     2,935,881
     537,100   Stora Enso Oyj(b)                                                                                7,275,664
-------------------------------------------------------------------------------------------------------------------------
               Total Finland                                                                                   10,211,545
=========================================================================================================================

France (8.2%)
-------------------------------------------------------------------------------------------------------------------------
     155,700   Accor SA(b,c)                                                                                    6,077,231
     385,972   Axa SA(b)                                                                                        7,828,156
      52,408   Banque Nationale de Paris(b,c)                                                                   3,392,865
     127,900   Carrefour SA(b,c)                                                                                6,034,840
      36,204   Compagnie de Saint-Gobain(b,c)                                                                   1,862,240
     106,409   Credit Agricole SA(b)                                                                            2,910,812
     113,400   France Telecom SA(b,c)                                                                           2,833,141
      18,740   Groupe Danone(b,c)                                                                               1,476,618
      11,075   Hermes International(b,c)                                                                        2,105,152
      15,571   L'Oreal SA(b,c)                                                                                  1,023,188
       3,900   Lafarge SA(b,c)                                                                                    340,729
      29,648   LVMH Moet Hennessy Louis Vuitton SA(b,c,d)                                                       1,984,634
      79,207   Sanofi-Aventis(b,c)                                                                              5,761,958
      32,845   Schneider Electric SA(b,c)                                                                       2,130,324
      17,534   Societe Generale(b,c)                                                                            1,556,112
      74,891   Societe Television Francaise 1(b,c)                                                              2,131,473
      53,631   Sodexho Alliance SA(b,c)                                                                         1,423,779
      38,900   Thomson Multimedia SA(b,c)                                                                         815,958
      34,000   Thomson Multimedia SA (Rights)                                                                           0
      37,962   Total SA(b,c,d)                                                                                  7,752,772
      84,200   Valeo SA(b,c)                                                                                    3,095,333
      23,553   Vivendi Universal SA(b,c,d)                                                                        605,203
-------------------------------------------------------------------------------------------------------------------------
               Total France                                                                                    63,142,518
=========================================================================================================================

Germany (3.5%)
-------------------------------------------------------------------------------------------------------------------------
      48,900   Adidas-Salomon AG(b)                                                                             6,833,793
       8,101   Allianz AG(b)                                                                                      816,980
      16,272   Bayer AG(b)                                                                                        445,744
      15,747   Deutsche Bank AG(b)                                                                              1,134,641
      11,132   E.ON AG(b)                                                                                         822,455
      50,581   Hypo Real Estate Holding AG(b,d)                                                                 1,736,759
     149,900   Metro AG(b)                                                                                      6,695,496
      11,959   Rhoen-Klinikum AG(b,c)                                                                             596,001
       9,390   SAP AG(b)                                                                                        1,458,686
      84,082   Siemens AG(b)                                                                                    6,203,063
-------------------------------------------------------------------------------------------------------------------------
               Total Germany                                                                                   26,743,618
=========================================================================================================================

Hong Kong (1.4%)
-------------------------------------------------------------------------------------------------------------------------
     176,000   Cheung Kong Holdings, Ltd.(b,d)                                                                  1,506,293
   2,962,000   China Telecom Corporation (Hong Kong)(b)                                                           958,175
     872,000   Li & Fung, Ltd.(b,c)                                                                             1,249,064
     151,000   Sun Hung Kai Properties, Ltd.(b,c,d)                                                             1,423,127
     778,000   Swire Pacific, Ltd.(b)                                                                           5,418,434
-------------------------------------------------------------------------------------------------------------------------
               Total Hong Kong                                                                                 10,555,093
=========================================================================================================================

Italy (3.6%)
-------------------------------------------------------------------------------------------------------------------------
     149,510   Alleanza Assicurazioni SPA(b,c)                                                                  1,732,938
     188,319   Banca Intesa SPA(b)                                                                                717,750
      39,800   Banco Popolare di Verona e Novara Scrl(b)                                                          699,639
     184,655   Eni SPA(b,c)                                                                                     4,144,120
      60,070   Mediaset SPA(b,c)                                                                                  683,210
      84,215   Mediolanum SPA(b,c)                                                                                505,426
     395,000   Riunione Adriatica di Sicurta SPA(b,c)                                                           7,608,312
     524,300   Saipem SPA(b,c)                                                                                  5,905,277
     329,120   Telecom Italia Mobile SPA(b)                                                                     1,778,891
     625,620   Telecom Italia SPA(b,c)                                                                          1,495,612
     581,442   UniCredito Italiano SPA(b)                                                                       2,938,477
-------------------------------------------------------------------------------------------------------------------------
               Total Italy                                                                                     28,209,652
=========================================================================================================================

Israel (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      26,735   Check Point Software Technologies                                                                  453,693
-------------------------------------------------------------------------------------------------------------------------
               Total Israel                                                                                       453,693
=========================================================================================================================

Japan (14.3%)
-------------------------------------------------------------------------------------------------------------------------
     337,300   Bridgestone Corporation(b,d)                                                                     6,265,136
      69,300   Canon, Inc.(b,d)                                                                                 3,258,724
      23,200   Credit Saison Company, Ltd.(b,d)                                                                   715,551
     133,000   Dai Nippon Printing Company, Ltd.(b,c,d)                                                         1,778,609
     343,000   Daiichi Pharmaceutical Company, Ltd.(b,c,d)                                                      5,922,215
      42,000   Daikin Industries, Ltd.(b,c,d)                                                                   1,017,088
      42,400   Daito Trust Construction Company, Ltd.(b,c,d)                                                    1,717,492
     220,000   Daiwa Securities Group, Inc.(b,c)                                                                1,395,639
      42,800   Denso Corporation(b,c,d)                                                                         1,011,680
      30,800   Fanuc, Ltd.(b,c)                                                                                 1,624,524
      21,200   Fujisawa Pharmaceutical Company, Ltd.(b,c,d)                                                       478,360
      10,900   Funai Electric Company, Ltd.(b,d)                                                                1,471,753
   1,097,000   Hitachi, Ltd.(b,c)                                                                               6,613,155
      13,500   Hoya Corporation(b,c)                                                                            1,414,991
      62,800   JSR Corporation(b,c,d)                                                                           1,013,796
         498   KDDI Corporation(b,d)                                                                            2,420,952
       4,900   Keyence Corporation(b,d)                                                                         1,030,933
      83,000   Kirin Brewery Company, Ltd.(b,d)                                                                   716,976
     112,000   Kyocera Corporation(b,c)                                                                         7,875,234
      71,000   MARUI Company, Ltd.(b,c,d)                                                                         894,734
      21,100   Matsui Securities Company, Ltd.(b,c)                                                               528,720
     243,000   Mitsubishi Corporation(b,c,d)                                                                    2,626,300
     132,000   Mitsubishi Estate Company, Ltd.(b,c,d)                                                           1,377,390
     247,000   Mitsui Fudosan Company, Ltd.(b,c,d)                                                              2,568,247
     225,000   Mitsui Trust Holdings, Inc.(b,c,d)                                                               1,424,377
     255,000   NEC Corporation(b,c)                                                                             1,523,721
       6,600   Nidec Corporation(b,c,d)                                                                           665,855
     173,100   Nissan Motor Company, Ltd.(b,c,d)                                                                1,872,276
     224,000   Nomura Holdings, Inc.(b,d)                                                                       2,878,245
         346   NTT DoCoMo, Inc.(b,d)                                                                              586,867
     127,000   OJI Paper Company, Ltd.(b,c,d)                                                                     717,986
      13,100   ORIX Corporation(b,d)                                                                            1,339,857
      13,500   Rohm Company, Ltd.(b,d)                                                                          1,357,258
      11,800   Sammy Corporation(b,c,d)                                                                           582,223
      69,000   Secom Company, Ltd.(b,d)                                                                         2,397,696
      68,700   Seven-Eleven Japan Company, Ltd.(b,d)                                                            1,963,151
      48,700   Shin-Etsu Chemical Company, Ltd.(b,c,d)                                                          1,751,411
       7,300   SMC Corporation(b,c,d)                                                                             699,061
      30,100   Softbank Corporation(b,c)                                                                        1,396,157
     380,000   Sompo Japan Insurance, Inc.(b,d)                                                                 3,223,921
     409,000   Sumitomo Metal Industries, Ltd.(b,d)                                                               485,931
         465   Sumitomo Mitsui Financial Group, Inc.(b,c,d)                                                     2,657,581
   1,373,900   Sumitomo Trust and Banking Company, Ltd.(b,d)                                                    8,112,715
      73,000   Suzuki Motor Corporation(b,c,d)                                                                  1,195,305
      20,500   T&D Holdings, Incorporated(d)                                                                      896,520
     176,900   Takeda Pharmaceutical Company, Ltd.(b,c,d)                                                       8,039,091
      11,630   Takefuji Corporation(b,c)                                                                          742,030
     224,000   Teijin, Ltd.(b,c,d)                                                                                800,254
      61,000   Toyota Motor Corporation(b,c)                                                                    2,323,337
      19,000   Trend Micro, Inc.(b)                                                                               817,423
         175   UFJ Holdings, Inc.(b,c,d)                                                                          770,322
      48,000   Uniden Corporation(b,d)                                                                          1,007,884
       6,310   USS Company, Ltd.(b,c,d)                                                                           476,242
      48,900   Yamanouchi Pharmaceutical Company, Ltd.(b,c,d)                                                   1,582,287
      54,000   Yamato Transport Company, Ltd.(b,c,d)                                                              743,547
-------------------------------------------------------------------------------------------------------------------------
               Total Japan                                                                                    110,768,730
=========================================================================================================================

South Korea (1.2%)
-------------------------------------------------------------------------------------------------------------------------
      42,500   Hyundai Motor Company GDR                                                                          979,918
      21,840   Kookmin Bank(b)                                                                                    692,074
     388,600   Korea Electric Power Corporation ADR(c)                                                          4,099,730
       5,080   Samsung Electronics Company, Ltd.(b)                                                             2,018,204
       8,230   SK Telecom Company, Ltd.(b)                                                                      1,256,191
-------------------------------------------------------------------------------------------------------------------------
               Total South Korea                                                                                9,046,117
=========================================================================================================================

Malaysia (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     796,300   Narra Industries Bhd(d)                                                                          1,022,617
-------------------------------------------------------------------------------------------------------------------------
               Total Malaysia                                                                                   1,022,617
=========================================================================================================================

Mexico (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      45,800   America Movil SA de CV ADR(d)                                                                    1,787,574
     456,000   Grupo Modelo SA                                                                                  1,107,757
      24,000   Grupo Televisia SA ADR                                                                           1,265,520
     210,000   Telefonos de Mexico SA de CV ADR                                                                 6,776,700
     674,038   Wal-Mart de Mexico SA de CV                                                                      2,284,724
-------------------------------------------------------------------------------------------------------------------------
               Total Mexico                                                                                    13,222,275
=========================================================================================================================

Netherlands (3.7%)
-------------------------------------------------------------------------------------------------------------------------
     338,500   ABN Amro Holding NV(b,c)                                                                         7,707,475
       4,130   Akzo Nobel NV(b,c)                                                                                 146,114
     107,050   ASML Holding NV(b,d)                                                                             1,378,754
     468,234   ING Groep NV(b)                                                                                 11,840,179
     190,900   Koninklijke (Royal) KPN NV(b)                                                                    1,428,786
      88,769   Koninklijke (Royal) Philips Electronics NV(b)                                                    2,036,682
      56,550   Koninklijke Numico NV(b)                                                                         1,804,508
      34,730   Reed Elsevier NV(b)                                                                                447,595
      18,438   Royal Dutch Petroleum Company(b,c)                                                                 950,981
      40,246   STMicroelectronics(b,c)                                                                            694,748
-------------------------------------------------------------------------------------------------------------------------
               Total Netherlands                                                                               28,435,822
=========================================================================================================================

Norway (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      29,430   Orkla ASA(c)                                                                                       813,189
-------------------------------------------------------------------------------------------------------------------------
               Total Norway                                                                                       813,189
=========================================================================================================================

Portugal (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     739,200   Portugal Telecom SGPS SA(b)                                                                      8,154,885
-------------------------------------------------------------------------------------------------------------------------
               Total Portugal                                                                                   8,154,885
=========================================================================================================================

Russia (0.4%)
-------------------------------------------------------------------------------------------------------------------------
       7,730   LUKOIL GDR(d)                                                                                      958,520
      18,700   Mining and Metallurgical Company Norilsk Nickel                                                  1,194,930
       9,300   VimpelCom(d)                                                                                     1,011,840
-------------------------------------------------------------------------------------------------------------------------
               Total Russia                                                                                     3,165,290
=========================================================================================================================

Singapore (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     822,000   Keppel Corporation(b,c)                                                                          3,857,629
   1,100,112   United Overseas Bank, Ltd.(b)                                                                    8,953,341
-------------------------------------------------------------------------------------------------------------------------
               Total Singapore                                                                                 12,810,970
=========================================================================================================================

Spain (4.7%)
-------------------------------------------------------------------------------------------------------------------------
     724,964   Banco Bilbao Vizcaya Argentaria SA(b,c,d)                                                       10,000,127
     187,824   Banco Santander Central Hispano SA(b,c)                                                          1,836,066
      64,720   Endesa SA(b,c)                                                                                   1,234,663
      52,860   Gas Natural SDG SA(b,c)                                                                          1,309,427
     416,000   Iberdrola SA(b)                                                                                  8,649,824
      61,900   Industria de Diseno Textil SA(b,c)                                                               1,531,817
     419,102   Repsol YPF SA(b,c)                                                                               9,201,350
     141,877   Telefonica SA(b,d)                                                                               2,128,877
      19,433   Telefonica SA ADR                                                                                  874,291
-------------------------------------------------------------------------------------------------------------------------
               Total Spain                                                                                     36,766,442
=========================================================================================================================

Sweden (2.7%)
-------------------------------------------------------------------------------------------------------------------------
     170,000   Atlas Copco AB(b,c)                                                                              6,550,263
     332,600   Electrolux AB(b)                                                                                 6,084,023
      73,840   Hennes & Mauritz AB(b)                                                                           2,038,902
       5,120   Sandvik AB(b)                                                                                      177,360
     247,160   Securitas AB(b,c)                                                                                3,301,369
      43,800   Tele2 AB(b,c)                                                                                    1,633,216
     307,554   Telefonaktiebolaget LM Ericsson(b)                                                                 959,749
-------------------------------------------------------------------------------------------------------------------------
               Total Sweden                                                                                    20,744,882
=========================================================================================================================

Switzerland (6.2%)
-------------------------------------------------------------------------------------------------------------------------
      72,170   Adecco SA(b)                                                                                     3,587,769
      85,620   Credit Suisse Group(b)                                                                           2,734,800
      14,000   Givaudan SA(b)                                                                                   8,529,829
     151,857   Holcim, Ltd.(b,c)                                                                                8,024,634
      45,770   Nestle SA(b)                                                                                    10,506,134
      16,400   Roche Holding AG(b)                                                                              1,698,736
      55,500   Swatch Group AG(b)                                                                               7,511,487
      77,428   UBS AG(b)                                                                                        5,456,277
-------------------------------------------------------------------------------------------------------------------------
               Total Switzerland                                                                               48,049,666
=========================================================================================================================

Taiwan (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      46,003   Chinatrust Financial Holdings Company, Ltd.(b)                                                      49,560
     785,811   Taiwan Semiconductor Manufacturing Company, Ltd.(b)                                                997,661
-------------------------------------------------------------------------------------------------------------------------
               Total Taiwan                                                                                     1,047,221
=========================================================================================================================

United Kingdom (15.0%)
-------------------------------------------------------------------------------------------------------------------------
      42,903   Abbey National plc(b)                                                                              434,729
      88,776   AstraZeneca plc(b)                                                                               3,624,522
      38,414   Autonomy Corporation plc(b,d)                                                                      131,946
     114,913   British Sky Broadcasting Group plc(b,d)                                                            997,244
      68,715   Cadbury Schweppes plc(b)                                                                           527,188
      72,900   Capita Group plc(b)                                                                                434,524
      13,876   Carnival plc(b)                                                                                    684,336
     300,400   Centricia plc(b,d)                                                                               1,366,586
     699,850   Compass Group plc(b)                                                                             2,796,614
     144,743   Diageo plc(b)                                                                                    1,807,428
     121,302   DS Smith plc                                                                                       327,072
     182,760   Electrocomponents plc(b,d)                                                                       1,029,951
     807,904   GlaxoSmithKline plc(b)                                                                          17,430,466
     779,600   Hanson plc(b)                                                                                    5,775,191
     669,774   Hays plc(b,d)                                                                                    1,611,409
     107,000   Hilton Group plc(b,d)                                                                              536,239
     106,874   Kesa Electricals plc(d)                                                                            547,328
     769,838   Kingfisher plc(b)                                                                                4,298,471
     810,000   Lloyds TSB Group plc(b)                                                                          6,305,277
   1,204,600   Marks and Spencer Group plc(b)                                                                   7,483,518
     338,600   MFI Furniture Group plc(b)                                                                         648,034
     615,300   Pearson plc(b)                                                                                   6,590,703
     322,887   Reed Elsevier plc(b)                                                                             2,836,860
      92,319   Rio Tinto plc(b)                                                                                 2,481,403
     482,018   Royal Bank of Scotland Group plc(b)                                                             13,927,058
     658,809   Shell Transport & Trading Company plc(b)                                                         4,834,843
      54,900   Standard Chartered plc(b)                                                                          942,798
     398,130   Tesco plc(b)                                                                                     2,056,429
     295,738   Tomkins plc(b,d)                                                                                 1,421,159
     217,202   Unilever plc(b)                                                                                  1,770,318
     119,529   United Busines Media plc(b)                                                                      1,008,967
   6,583,195   Vodafone Group plc(b)                                                                           15,787,278
     324,100   William Morrison Supermarkets plc(b)                                                             1,129,189
     277,330   WPP Group plc(b,d)                                                                               2,585,603
-------------------------------------------------------------------------------------------------------------------------
               Total United Kingdom                                                                           116,170,681
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $595,374,261)                                                         583,753,252
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (21.3%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 164,494,666   Thrivent Financial Securities Lending Trust                      1.760%              N/A      $164,494,666
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $164,494,666)                                                                                  164,494,666
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (3.3%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $2,400,000   Falcon Asset Securitization Corporation                          1.750%       10/14/2004        $2,398,483
   6,000,000   Federal Home Loan Mortgage Corporation                           1.760         10/5/2004         5,998,847
   2,000,000   Nieuw Amsterdam Receivables Corporation                          1.800         10/1/2004         2,000,000
   3,000,000   Shell Finance (UK) plc                                           1.870         10/1/2004         3,000,000
   4,451,039   Thrivent Money Market Portfolio                                  1.300               N/A         4,451,039
   7,675,000   UBS Finance Delaware, LLC                                        1.880         10/1/2004         7,675,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                25,523,369
-------------------------------------------------------------------------------------------------------------------------
               Total Thrivent Partner International Stock
               Portfolio(cost $785,392,296)                                                                  $773,771,287
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Security is fair valued.

(c) All or a portion of the security is on loan.

(d) Non-income producing security.

(e) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

(f) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

GDR -- Global Depository Receipts, which are certificates for shares of an underlying foreigh security's shares held by an issuing depository bank from more than one country.

The accompanying notes to the financial statements
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner All Cap Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Partner All Cap Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (94.4%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (9.8%)
-------------------------------------------------------------------------------------------------------------------------
      25,850   Aeropostale, Inc.                                                                                 $677,270
      14,900   American Eagle Outfitters, Inc.                                                                    549,065
       5,200   AnnTaylor Stores Corporation                                                                       121,680
       2,500   Autoliv, Inc.                                                                                      101,000
       9,200   Comcast Corporation(b)                                                                             256,864
       2,600   D.R. Horton, Inc.                                                                                   86,086
      16,100   DIRECTV Group, Inc.(b)                                                                             283,199
      17,700   Fox Entertainment Group, Inc.(b)                                                                   490,998
       2,600   Hovnanian Enterprises, Inc.                                                                        104,260
       7,500   JAKKS Pacific, Inc.(b,c)                                                                           172,500
       3,500   KB Home                                                                                            295,715
      20,900   McDonald's Corporation                                                                             585,827
         100   MGM Mirage, Inc.(b)                                                                                  4,965
      13,500   Office Depot, Inc.(b)                                                                              202,905
       9,700   Royal Caribbean Cruises, Ltd.                                                                      422,920
       5,800   Staples, Inc.                                                                                      172,956
       5,700   Timberland Company(b)                                                                              323,760
       3,700   Tribune Company                                                                                    152,255
      10,600   Urban Outfitters, Inc.                                                                             364,640
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     5,368,865
=========================================================================================================================

Consumer Staples (10.3%)
-------------------------------------------------------------------------------------------------------------------------
      28,500   Archer-Daniels-Midland Company                                                                     483,930
       4,600   Avon Products, Inc.                                                                                200,928
       3,800   Bunge Limited Finance Corporation                                                                  151,924
       4,600   Coca-Cola Company                                                                                  184,230
       3,500   Colgate-Palmolive Company                                                                          158,130
       6,800   Corn Products International, Inc.                                                                  313,480
      13,100   Costco Wholesale Corporation                                                                       544,436
      14,500   CVS Corporation                                                                                    610,885
       7,500   Estee Lauder Companies                                                                             313,500
      15,500   Gillette Company                                                                                   646,970
       4,900   Kellogg Company                                                                                    209,034
       4,100   NBTY, Inc.(b)                                                                                       88,396
       9,200   PepsiCo, Inc.                                                                                      447,580
       3,800   Procter & Gamble Company                                                                           205,656
      19,700   Wal-Mart Stores, Inc.                                                                            1,048,040
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           5,607,119
=========================================================================================================================

Energy (6.8%)
-------------------------------------------------------------------------------------------------------------------------
      20,400   Exxon Mobil Corporation                                                                            985,932
       3,100   General Maritime Corporation(b,c)                                                                  107,973
       4,200   Halliburton Company                                                                                141,498
       3,000   Newfield Exploration Company(b)                                                                    183,720
       4,400   Overseas Shipholding Group, Inc.                                                                   218,416
       4,600   Premcor, Inc.(b)                                                                                   177,100
      20,600   Quicksilver Resources, Inc.(c)                                                                     673,002
       8,200   Teekay Shipping Corporation                                                                        353,338
       4,000   Ultra Petroleum Corporation(b)                                                                     196,200
       8,600   Valero Energy Corporation                                                                          689,806
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     3,726,985
=========================================================================================================================

Financials (19.6%)
-------------------------------------------------------------------------------------------------------------------------
       4,600   ACE, Ltd.                                                                                          184,276
       7,000   Ambac Financial Group, Inc.                                                                        559,650
       2,200   American International Group, Inc.                                                                 149,578
      20,200   Ameritrade Holding Corporation(b)                                                                  242,602
      35,800   Bank of America Corporation                                                                      1,551,213
       8,800   Citigroup, Inc.                                                                                    388,256
      38,298   Countrywide Financial Corporation                                                                1,508,558
       5,800   Endurance Specialty Holdings, Ltd.(b)                                                              186,470
       3,900   Federal Home Loan Mortgage Corporation                                                             254,436
       9,902   Fidelity National Financial, Inc.                                                                  377,266
      11,200   First American Corporation                                                                         345,296
       4,900   Golden West Financial Corporation                                                                  543,655
       2,000   Goldman Sachs Group, Inc.                                                                          186,480
      28,764   J.P. Morgan Chase & Company                                                                      1,142,794
       1,500   Janus Capital Group, Inc.                                                                           20,415
      32,900   MBNA Corporation                                                                                   829,080
       8,100   PartnerRe, Ltd.                                                                                    442,989
       6,900   Radian Group, Inc.                                                                                 318,987
       8,500   St. Paul Travelers Companies, Inc.                                                                 281,010
       3,400   Torchmark Corporation                                                                              180,812
       8,000   W.R. Berkley Corporation                                                                           337,280
      13,900   Wachovia Corporation                                                                               652,605
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                10,683,708
=========================================================================================================================

Health Care (12.4%)
-------------------------------------------------------------------------------------------------------------------------
       6,300   Amgen, Inc.(b)                                                                                     357,084
       4,600   Bausch & Lomb, Inc.                                                                                305,670
      17,600   Caremark Rx, Inc.(b)                                                                               564,432
         900   Charles River Laboratories International, Inc.(b)                                                   41,220
       3,400   Coventry Health Care, Inc.                                                                         181,458
       3,100   Eli Lilly and Company                                                                              186,155
       1,400   Guidant Corporation                                                                                 92,456
      11,590   Johnson & Johnson                                                                                  652,865
      14,300   Medtronic, Inc.                                                                                    742,170
       4,200   Merck & Company, Inc.                                                                              138,600
       7,500   Millennium Pharmaceuticals, Inc.(b)                                                                102,825
      30,370   Pfizer, Inc.                                                                                       929,322
       4,800   ResMed, Inc.(b,c)                                                                                  228,528
       3,500   Sepracor, Inc.(b)                                                                                  170,730
       3,700   Sierra Health Services, Inc.(b)                                                                    177,341
       8,500   St. Jude Medical, Inc.(b)                                                                          639,795
      10,600   UnitedHealth Group, Inc.                                                                           781,644
       3,600   Waters Corporation(b)                                                                              158,760
       3,700   Zimmer Holdings, Inc.(b)                                                                           292,448
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                6,743,503
=========================================================================================================================

Industrials (11.4%)
-------------------------------------------------------------------------------------------------------------------------
       3,900   3M Company                                                                                         311,883
       4,000   Boeing Company                                                                                     206,480
       1,700   Caterpillar, Inc.                                                                                  136,765
       3,800   Cummins, Inc.                                                                                      280,782
       1,200   Deere & Company                                                                                     77,460
       3,100   Expeditors International of Washington, Inc.                                                       160,270
       2,900   Frontline, Ltd.(b,c)                                                                               136,851
      38,600   General Electric Company                                                                         1,296,188
       7,500   Goodrich Corporation                                                                               235,200
       1,300   Granite Construction, Inc.(c)                                                                       31,070
      17,700   Honeywell International, Inc.                                                                      634,722
       2,400   Ingersoll-Rand Company                                                                             163,128
       3,000   ITT Industries, Inc.                                                                               239,970
       2,800   J.B. Hunt Transport Services, Inc.                                                                 103,992
       9,300   Joy Global Inc.                                                                                    319,734
       3,900   Lockheed Martin Corporation                                                                        217,542
       5,200   Manitowoc Company, Inc.                                                                            184,392
       6,200   Precision Castparts Corporation                                                                    372,310
       6,500   Robert Half International, Inc.                                                                    167,505
       9,400   Rockwell Collins, Inc.                                                                             349,116
         610   Ship Finance International, Ltd.(b,c)                                                               12,261
      18,700   Tyco International, Ltd.                                                                           573,342
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                6,210,963
=========================================================================================================================

Information Technology (14.7%)
-------------------------------------------------------------------------------------------------------------------------
      15,300   Akamai Technologies, Inc.(b)                                                                       214,965
      12,800   Altera Corporation(b)                                                                              250,496
       7,500   Amdocs, Ltd.(b)                                                                                    163,725
       4,300   Amphenol Corporation                                                                               147,318
      10,700   Analog Devices, Inc.                                                                               414,946
      17,000   Apple Computer, Inc.(b)                                                                            658,750
       6,700   Avaya, Inc.(b)                                                                                      93,398
      10,400   Cisco Systems, Inc.(b)                                                                             188,240
      22,100   Comverse Technology, Inc.(b)                                                                       416,143
      10,900   Dell, Inc.(b)                                                                                      388,040
       8,700   DST Systems, Inc.(b)                                                                               386,889
       1,500   Google, Inc.(b,c)                                                                                  194,400
       5,800   Hewlett-Packard Company                                                                            108,750
      18,400   Intel Corporation                                                                                  369,104
         800   International Business Machines Corporation                                                         68,592
      13,500   Marvell Technology Group, Ltd.                                                                     352,755
      49,800   Microsoft Corporation                                                                            1,376,970
      23,400   Motorola, Inc.                                                                                     422,136
       8,800   National Instruments Corporation(c)                                                                266,376
      32,900   Oracle Corporation(b)                                                                              371,112
      18,600   QUALCOMM, Inc.                                                                                     726,144
       7,800   Scientific-Atlanta, Inc.                                                                           202,176
       2,400   Silicon Laboratories, Inc.(b,c)                                                                     79,416
       5,400   Yahoo!, Inc.                                                                                       183,114
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     8,043,955
=========================================================================================================================

Materials (3.1%)
-------------------------------------------------------------------------------------------------------------------------
       3,100   Arch Coal, Inc.                                                                                    110,019
       2,400   Bucyrus International, Inc.(b)                                                                      80,640
       3,500   CONSOL Energy, Inc.                                                                                122,115
       4,100   Dow Chemical Company                                                                               185,238
      10,300   Georgia-Pacific Corporation                                                                        370,285
       4,400   International Paper Company                                                                        177,804
       3,400   Massey Energy Company(c)                                                                            98,362
       4,500   Newmont Mining Corporation                                                                         204,885
       2,100   Peabody Energy Corporation                                                                         124,950
         800   Phelps Dodge Corporation                                                                            73,624
       3,500   Praxair, Inc.                                                                                      149,590
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,697,512
=========================================================================================================================

Telecommunication Services (3.6%)
-------------------------------------------------------------------------------------------------------------------------
      50,800   Nextel Communications, Inc.(b)                                                                   1,211,072
      28,600   Western Wireless Corporation(b)                                                                    735,306
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                 1,946,378
=========================================================================================================================

Utilities (2.7%)
-------------------------------------------------------------------------------------------------------------------------
      49,800   AES Corporation(b)                                                                                 497,502
       4,300   Entergy Corporation                                                                                260,623
       7,000   Exelon Corporation                                                                                 256,830
      15,800   Pacific Gas & Electric Corporation(b)                                                              480,320
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,495,275
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $48,020,483)                                                           51,524,263
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (3.5%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,882,094   Thrivent Financial Securities Lending Trust                      1.760%              N/A        $1,882,094
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $1,882,094)                                                                                      1,882,094
=========================================================================================================================
   Principal
      Amount   Short-Term Investments (2.1%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $1,122,000   State Street Bank Repurchase Agreement                           1.000%        10/1/2004        $1,122,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,122,000
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $51,024,576)                                                           $54,528,357
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Growth Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (95.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (14.7%)
-------------------------------------------------------------------------------------------------------------------------
     115,150   Amazon.com, Inc.(b,c)                                                                           $4,705,029
      96,050   Applebee's International, Inc.(c)                                                                2,428,144
     257,900   Bed Bath & Beyond, Inc.(b)                                                                       9,570,669
     166,300   Best Buy Company, Inc.                                                                           9,020,112
     118,900   Cablevision Systems Corporation Holdings(b,c)                                                    2,411,292
     267,400   Carnival Corporation(c)                                                                         12,645,346
     118,200   Clear Channel Communications, Inc.                                                               3,684,294
     126,800   Coach, Inc.                                                                                      5,378,856
     425,195   Comcast Corporation(b)                                                                          11,871,444
     453,500   eBay, Inc.(b)                                                                                   41,694,790
     155,200   EchoStar Communications Corporation(b)                                                           4,829,824
     182,500   Fox Entertainment Group, Inc.(b)                                                                 5,062,550
     193,700   Gap, Inc.                                                                                        3,622,190
     120,200   Harley-Davidson, Inc.(c)                                                                         7,144,688
     172,300   Hilton Hotels Corporation                                                                        3,246,132
     359,795   Home Depot, Inc.                                                                                14,103,964
     305,100   IAC/InterActiveCorp(b,c)                                                                         6,718,302
     338,600   International Game Technology                                                                   12,172,670
     298,400   Kohl's Corporation(b)                                                                           14,379,896
     384,700   Lowe's Companies, Inc.                                                                          20,908,445
     218,700   McDonald's Corporation                                                                           6,130,161
      73,300   McGraw-Hill Companies, Inc.                                                                      5,841,277
     150,600   NIKE, Inc.                                                                                      11,867,280
      68,000   Omnicom Group, Inc.                                                                              4,968,080
      78,700   PETsMART, Inc.                                                                                   2,234,293
      61,400   Pixar, Inc.(b)                                                                                   4,844,460
      95,400   Polo Ralph Lauren Corporation                                                                    3,469,698
     108,300   Pulte Homes, Inc.                                                                                6,646,371
     474,700   Staples, Inc.                                                                                   14,155,554
     234,000   Starbucks Corporation(b)                                                                        10,637,640
     202,200   Starwood Hotels & Resorts Worldwide, Inc.                                                        9,386,124
     397,300   Target Corporation                                                                              17,977,825
      81,100   Tiffany & Company(c)                                                                             2,493,014
     505,105   Time Warner, Inc.(b)                                                                             8,152,395
     175,500   TJX Companies, Inc.                                                                              3,868,020
     120,800   Toll Brothers, Inc.(b)                                                                           5,596,664
     240,350   Univision Communications, Inc.(b)                                                                7,597,464
     363,145   Viacom, Inc.                                                                                    12,187,146
     246,700   Walt Disney Company                                                                              5,563,085
     303,100   XM Satellite Radio Holdings, Inc.(b,c)                                                           9,402,162
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                   348,617,350
=========================================================================================================================

Consumer Staples (7.7%)
-------------------------------------------------------------------------------------------------------------------------
      87,900   Altria Group, Inc.(c)                                                                            4,134,816
     316,700   Avon Products, Inc.                                                                             13,833,456
     277,550   Coca-Cola Company                                                                               11,115,878
     194,700   Colgate-Palmolive Company                                                                        8,796,546
      85,800   Costco Wholesale Corporation                                                                     3,565,848
     114,300   CVS Corporation                                                                                  4,815,459
     331,300   Gillette Company                                                                                13,828,462
     563,050   PepsiCo, Inc.                                                                                   27,392,382
     662,900   Procter & Gamble Company                                                                        35,876,148
     200,100   SYSCO Corporation(c)                                                                             5,986,992
     710,300   Wal-Mart Stores, Inc.                                                                           37,787,960
     306,700   Walgreen Company                                                                                10,989,061
      68,800   William Wrigley Jr. Company(c)                                                                   4,355,728
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                         182,478,736
=========================================================================================================================

Energy (3.8%)
-------------------------------------------------------------------------------------------------------------------------
     158,494   Apache Corporation                                                                               7,942,134
     178,300   Baker Hughes, Inc.                                                                               7,795,276
     200,750   BJ Services Company                                                                             10,521,308
     114,900   BP plc                                                                                           6,610,197
     148,200   Burlington Resources, Inc.                                                                       6,046,560
     213,900   Chesapeake Energy Corporation                                                                    3,386,037
     103,900   ENSCO International, Inc.                                                                        3,394,413
      59,700   EOG Resources, Inc.                                                                              3,931,245
     136,900   Exxon Mobil Corporation(c)                                                                       6,616,377
      83,300   Noble Corporation(b)                                                                             3,744,335
     166,800   Schlumberger, Ltd.                                                                              11,227,308
     132,365   Smith International, Inc.(b)                                                                     8,038,526
     115,000   Transocean, Inc.(b)                                                                              4,114,700
      47,500   Weatherford International, Ltd.(b)                                                               2,423,450
     131,300   XTO Energy, Inc.                                                                                 4,264,624
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    90,056,490
=========================================================================================================================

Financials (11.1%)
-------------------------------------------------------------------------------------------------------------------------
     369,450   American Express Company                                                                        19,011,897
     556,700   American International Group, Inc.                                                              37,850,033
     196,100   Bank of New York Company, Inc.                                                                   5,720,237
      45,800   Bear Stearns Companies, Inc.                                                                     4,404,586
     143,800   Capital One Financial Corporation                                                               10,626,820
     470,150   Charles Schwab Corporation                                                                       4,320,678
     704,900   Citigroup, Inc.                                                                                 31,100,188
     320,700   Countrywide Financial Corporation                                                               12,632,373
     280,400   E*TRADE Financial Corporation(b)                                                                 3,202,168
     115,200   Eaton Vance Corporation                                                                          4,652,928
      68,500   Federal Home Loan Mortgage Corporation                                                           4,468,940
     179,115   Federal National Mortgage Corporation                                                           11,355,891
      43,400   Golden West Financial Corporation                                                                4,815,230
     214,000   Goldman Sachs Group, Inc.                                                                       19,953,360
     111,000   IndyMac Bancorp, Inc.(c)                                                                         4,018,200
     252,200   J.P. Morgan Chase & Company                                                                     10,019,906
      46,950   Legg Mason, Inc.                                                                                 2,501,026
      90,500   Lehman Brothers Holdings, Inc.                                                                   7,214,660
     276,500   MBNA Corporation                                                                                 6,967,800
     187,000   Merrill Lynch & Company, Inc.                                                                    9,297,640
     188,100   Morgan Stanley and Company                                                                       9,273,330
     234,800   Providian Financial Corporation(b,c)                                                             3,648,792
     108,100   Prudential Financial, Inc.                                                                       5,085,024
     222,000   Saxon Capital, Inc.(b)                                                                           4,773,000
     339,100   SLM Corporation(c)                                                                              15,123,860
     186,400   U.S. Bancorp                                                                                     5,386,960
     110,600   Wells Fargo & Company                                                                            6,595,078
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               264,020,605
=========================================================================================================================

Health Care (19.6%)
-------------------------------------------------------------------------------------------------------------------------
     281,950   Abbott Laboratories                                                                             11,943,402
      60,500   Aetna, Inc.(c)                                                                                   6,045,765
      63,500   Alcon, Inc.                                                                                      5,092,700
      51,500   Allergan, Inc.                                                                                   3,736,325
     610,700   Amgen, Inc.(b)                                                                                  34,614,476
     113,400   Barr Pharmaceuticals, Inc.(c)                                                                    4,698,162
     162,300   Biogen Idec, Inc.(b)                                                                             9,927,891
     566,700   Boston Scientific Corporation                                                                   22,514,991
      49,600   Cardinal Health, Inc.                                                                            2,170,992
     374,764   Caremark Rx, Inc.(b)                                                                            12,018,681
     106,300   Dentsply International, Inc.                                                                     5,521,222
     244,400   Eli Lilly and Company                                                                           14,676,220
     178,510   Forest Laboratories, Inc.(b)                                                                     8,029,380
     447,700   Genentech, Inc.                                                                                 23,468,434
     194,500   Genzyme Corporation(b)                                                                          10,582,745
     516,800   Gilead Sciences, Inc.                                                                           19,317,984
     220,900   Guidant Corporation                                                                             14,588,236
     114,425   IVAX Corporation                                                                                 2,191,239
     647,000   Johnson & Johnson                                                                               36,445,510
     664,000   Medtronic, Inc.                                                                                 34,461,600
     118,200   Merck & Company, Inc.                                                                            3,900,600
     169,800   Novartis AG ADR                                                                                  7,924,566
      72,900   OSI Pharmaceuticals, Inc.(b)                                                                     4,480,434
   1,979,455   Pfizer, Inc.                                                                                    60,571,323
      65,200   Quest Diagnostics, Inc.                                                                          5,751,944
     141,600   St. Jude Medical, Inc.(b)                                                                       10,658,232
      98,550   Stryker Corporation                                                                              4,738,284
     509,800   Teva Pharmaceutical Industries, Ltd.(c)                                                         13,229,310
     473,700   UnitedHealth Group, Inc.                                                                        34,930,638
      69,200   WellPoint Health Networks, Inc.(b)                                                               7,272,228
     239,700   Wyeth Corporation                                                                                8,964,780
     234,200   Zimmer Holdings, Inc.(b)                                                                        18,511,168
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                              462,979,462
=========================================================================================================================

Industrials (9.7%)
-------------------------------------------------------------------------------------------------------------------------
     181,600   3M Company                                                                                      14,522,552
      47,400   Alliant Techsystems, Inc.(b)                                                                     2,867,700
     171,000   Apollo Group, Inc.(b)                                                                           12,546,270
      51,100   Career Education Corporation(b)                                                                  1,452,773
      95,800   Caterpillar, Inc.                                                                                7,707,110
     299,200   Cendant Corporation                                                                              6,462,720
     262,000   Danaher Corporation                                                                             13,435,360
      55,200   Eaton Corporation                                                                                3,500,232
      55,300   Emerson Electric Company                                                                         3,422,517
      70,100   Fastenal Company                                                                                 4,037,760
     127,700   FedEx Corporation                                                                               10,942,613
      23,500   General Dynamics Corporation                                                                     2,399,350
   1,822,000   General Electric Company(c)                                                                     61,182,760
      81,500   Goodrich Corporation                                                                             2,555,840
      66,600   Illinois Tool Works, Inc.                                                                        6,205,122
      53,100   Ingersoll-Rand Company                                                                           3,609,207
      71,400   L-3 Communications Holdings, Inc.(c)                                                             4,783,800
      85,900   Lockheed Martin Corporation                                                                      4,791,502
     110,200   Manpower, Inc.(c)                                                                                4,902,798
     117,300   Masco Corporation(c)                                                                             4,050,369
     228,700   Northwest Airlines Corporation(b,c)                                                              1,877,627
     103,600   Rockwell Automation, Inc.                                                                        4,009,320
     137,000   Southwest Airlines Company                                                                       1,865,940
     672,600   Tyco International, Ltd.                                                                        20,621,916
     187,500   United Parcel Service, Inc.                                                                     14,235,000
     133,050   United Technologies Corporation                                                                 12,424,209
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                              230,412,367
=========================================================================================================================

Information Technology (26.2%)
-------------------------------------------------------------------------------------------------------------------------
     389,100   Accenture, Ltd.(b)                                                                              10,525,155
     132,400   Adobe Systems, Inc.(c)                                                                           6,549,828
      86,300   Affiliated Computer Services, Inc.(b)                                                            4,804,321
     204,800   Agilent Technologies, Inc.(b)                                                                    4,417,536
     192,100   Altera Corporation(b)                                                                            3,759,397
     306,400   Analog Devices, Inc.                                                                            11,882,192
     157,000   Andrew Corporation(b,c)                                                                          1,921,680
     141,100   Apple Computer, Inc.(b)                                                                          5,467,625
     812,250   Applied Materials, Inc.(b)                                                                      13,394,002
     140,500   Ascential Software Corporation(b,c)                                                              1,892,535
     125,500   Automatic Data Processing, Inc.                                                                  5,185,660
     391,750   BEA Systems, Inc.(b,c)                                                                           2,706,992
     106,400   Broadcom Corporation(b)                                                                          2,903,656
   2,657,300   Cisco Systems, Inc.(b)                                                                          48,097,130
      58,700   Computer Sciences Corporation(b)                                                                 2,764,770
     250,600   Comverse Technology, Inc.(b)                                                                     4,718,798
     339,300   Corning, Inc.(b)                                                                                 3,759,444
     223,100   Cypress Semiconductor Corporation(b,c)                                                           1,972,204
   1,415,800   Dell, Inc.(b)                                                                                   50,402,480
     276,170   Electronic Arts, Inc.                                                                           12,701,058
   1,613,800   EMC Corporation(b)                                                                              18,623,252
     398,350   First Data Corporation                                                                          17,328,225
     286,000   Flextronics International, Ltd.(b,c)                                                             3,789,500
      38,002   Google, Inc.(b,c)                                                                                4,925,059
     171,105   Hewlett-Packard Company                                                                          3,208,219
   1,689,750   Intel Corporation                                                                               33,896,385
     171,600   International Business Machines Corporation                                                     14,712,984
     342,800   Juniper Networks, Inc.(b)                                                                        8,090,080
      97,350   KLA-Tencor Corporation(b)                                                                        4,038,078
      24,600   Lexmark International, Inc.(b)                                                                   2,066,646
     249,300   Linear Technology Corporation                                                                    9,034,632
     754,000   Lucent Technologies, Inc.(b,c)                                                                   2,390,180
     110,500   Marvell Technology Group, Ltd.(c)                                                                2,887,365
     199,100   Maxim Integrated Products, Inc.                                                                  8,419,939
     209,300   McAfee, Inc.(b)                                                                                  4,206,930
     145,950   Microchip Technology, Inc.                                                                       3,917,298
   3,045,600   Microsoft Corporation                                                                           84,210,843
     464,500   Motorola, Inc.                                                                                   8,379,580
     425,120   Nokia Corporation ADR                                                                            5,832,646
     468,200   Novell, Inc.(b,c)                                                                                2,954,342
   1,097,700   Oracle Corporation(b)                                                                           12,382,056
     266,700   Paychex, Inc.                                                                                    8,041,005
     899,800   QUALCOMM, Inc.(c)                                                                               35,128,192
     109,600   Research in Motion, Ltd.                                                                         8,366,864
     220,200   SAP AG(c)                                                                                        8,576,790
     329,200   Siebel Systems, Inc.(b)                                                                          2,482,168
     208,700   Skyworks Solutions, Inc.(b,c)                                                                    1,982,650
     652,900   Sun Microsystems, Inc.(b)                                                                        2,637,716
     311,100   Symantec Corporation                                                                            17,073,168
      60,900   Take-Two Interactive Software, Inc.(b)                                                           2,000,565
     229,800   Telefonaktiebolaget LM Ericsson(b,c)                                                             7,178,952
     831,600   Texas Instruments, Inc.                                                                         17,696,448
     441,000   TIBCO Software, Inc.(b)                                                                          3,752,910
     315,800   VeriSign, Inc.(b)                                                                                6,278,104
     326,800   VERITAS Software Corporation(b)                                                                  5,817,040
     192,300   Xilinx, Inc.                                                                                     5,192,100
   1,003,300   Yahoo!, Inc.                                                                                    34,021,903
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   621,347,277
=========================================================================================================================

Materials (1.4%)
-------------------------------------------------------------------------------------------------------------------------
     139,200   Dow Chemical Company                                                                             6,289,056
     124,600   International Steel Group, Inc.(b,c)                                                             4,199,020
      85,600   Newmont Mining Corporation(c)                                                                    3,897,368
      57,600   Peabody Energy Corporation                                                                       3,427,200
      45,600   Phelps Dodge Corporation                                                                         4,196,568
     181,200   Praxair, Inc.                                                                                    7,744,488
      65,500   Weyerhaeuser Company                                                                             4,354,440
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 34,108,140
=========================================================================================================================

Miscellaneous (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     144,800   S&P 400 Mid-Cap Depository Receipts                                                             15,715,144
-------------------------------------------------------------------------------------------------------------------------
               Total Miscellaneous                                                                             15,715,144
=========================================================================================================================

Telecommunication Services (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     459,900   Nextel Communications, Inc.(b)                                                                  10,964,016
     261,700   Sprint Corporation (FON Group)                                                                   5,268,021
     118,000   Verizon Communications, Inc.                                                                     4,646,840
     104,150   Vodafone Group plc ADR(c)                                                                        2,511,056
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                23,389,933
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $2,183,425,489)                                                     2,273,125,504
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (2.9%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  68,582,962   Thrivent Financial Securities Lending Trust                      1.760%              N/A       $68,582,962
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $68,582,962)                                                                                    68,582,962
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (1.2%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $10,000,000   Federal National Mortgage Association                            1.200%        10/1/2004       $10,000,000
  13,500,000   New Center Asset Trust                                           1.860         10/1/2004        13,500,000
   3,827,095   Thrivent Money Market Portfolio                                  1.300               N/A         3,827,095
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                27,327,095
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $2,279,335,546)                                                     $2,369,035,561
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Growth Portfolio II

Schedule of Investments

As of September 30, 2004
(unaudited)

Large Cap Growth Portfolio II
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (96.5%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (14.8%)
-------------------------------------------------------------------------------------------------------------------------
       2,000   Amazon.com, Inc.(b)                                                                                $81,720
       1,700   Applebee's International, Inc.                                                                      42,976
       4,600   Bed Bath & Beyond, Inc.(b)                                                                         170,706
       2,970   Best Buy Company, Inc.                                                                             161,093
       2,100   Cablevision Systems Corporation Holdings(b,c)                                                       42,588
       4,700   Carnival Corporation                                                                               222,263
       2,070   Clear Channel Communications, Inc.                                                                  64,522
       2,200   Coach, Inc.                                                                                         93,324
       7,410   Comcast Corporation(b)                                                                             206,887
       7,980   eBay, Inc.(b)                                                                                      733,681
       2,790   EchoStar Communications Corporation(b)                                                              86,825
       3,200   Fox Entertainment Group, Inc.(b)                                                                    88,768
       3,450   Gap, Inc.                                                                                           64,515
       2,150   Harley-Davidson, Inc.                                                                              127,796
       3,000   Hilton Hotels Corporation                                                                           56,520
       6,090   Home Depot, Inc.                                                                                   238,728
       5,380   IAC/InterActiveCorp(b,c)                                                                           118,468
       6,000   International Game Technology                                                                      215,700
       5,180   Kohl's Corporation(b)                                                                              249,624
       6,800   Lowe's Companies, Inc.                                                                             369,580
       3,800   McDonald's Corporation                                                                             106,514
       1,300   McGraw-Hill Companies, Inc.                                                                        103,597
       2,640   NIKE, Inc.                                                                                         208,032
       1,250   Omnicom Group, Inc.                                                                                 91,325
       1,400   PETsMART, Inc.                                                                                      39,746
       1,050   Pixar, Inc.(b)                                                                                      82,845
       1,700   Polo Ralph Lauren Corporation                                                                       61,829
       1,900   Pulte Homes, Inc.                                                                                  116,603
       8,220   Staples, Inc.                                                                                      245,120
       4,100   Starbucks Corporation(b)                                                                           186,386
       3,560   Starwood Hotels & Resorts Worldwide, Inc.                                                          165,255
       7,020   Target Corporation                                                                                 317,655
       1,350   Tiffany & Company                                                                                   41,499
       8,920   Time Warner, Inc.(b)                                                                               143,969
       3,080   TJX Companies, Inc.                                                                                 67,883
       2,100   Toll Brothers, Inc.(b,c)                                                                            97,293
       4,260   Univision Communications, Inc.(b)                                                                  134,659
       6,470   Viacom, Inc.                                                                                       217,133
       4,410   Walt Disney Company                                                                                 99,446
       5,300   XM Satellite Radio Holdings, Inc.(b,c)                                                             164,406
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     6,127,479
=========================================================================================================================

Consumer Staples (7.8%)
-------------------------------------------------------------------------------------------------------------------------
       1,550   Altria Group, Inc.                                                                                  72,912
       5,560   Avon Products, Inc.                                                                                242,861
       4,900   Coca-Cola Company                                                                                  196,245
       3,400   Colgate-Palmolive Company                                                                          153,612
       1,500   Costco Wholesale Corporation                                                                        62,340
       2,000   CVS Corporation                                                                                     84,260
       5,900   Gillette Company                                                                                   246,266
       9,920   PepsiCo, Inc.                                                                                      482,608
      11,720   Procter & Gamble Company                                                                           634,286
       3,460   SYSCO Corporation                                                                                  103,523
      12,540   Wal-Mart Stores, Inc.                                                                              667,128
       5,440   Walgreen Company                                                                                   194,915
       1,200   William Wrigley Jr. Company                                                                         75,972
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           3,216,928
=========================================================================================================================

Energy (3.8%)
-------------------------------------------------------------------------------------------------------------------------
       2,800   Apache Corporation                                                                                 140,308
       3,150   Baker Hughes, Inc.                                                                                 137,718
       3,430   BJ Services Company                                                                                179,766
       2,000   BP plc                                                                                             115,060
       2,600   Burlington Resources, Inc.                                                                         106,080
       3,750   Chesapeake Energy Corporation(c)                                                                    59,362
       1,800   ENSCO International, Inc.                                                                           58,806
       1,100   EOG Resources, Inc.                                                                                 72,435
       2,350   Exxon Mobil Corporation                                                                            113,576
       1,500   Noble Corporation(b)                                                                                67,425
       2,900   Schlumberger, Ltd.                                                                                 195,199
       2,300   Smith International, Inc.(b)                                                                       139,679
       2,000   Transocean, Inc.(b)                                                                                 71,560
         800   Weatherford International, Ltd.(b)                                                                  40,816
       2,350   XTO Energy, Inc.                                                                                    76,328
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     1,574,118
=========================================================================================================================

Financials (11.2%)
-------------------------------------------------------------------------------------------------------------------------
       6,530   American Express Company                                                                           336,034
       9,830   American International Group, Inc.                                                                 668,342
       3,500   Bank of New York Company, Inc.                                                                     102,095
         800   Bear Stearns Companies, Inc.                                                                        76,936
       2,500   Capital One Financial Corporation                                                                  184,750
       8,300   Charles Schwab Corporation                                                                          76,277
      12,400   Citigroup, Inc.                                                                                    547,088
       5,700   Countrywide Financial Corporation                                                                  224,523
       5,000   E*TRADE Financial Corporation(b)                                                                    57,100
       2,000   Eaton Vance Corporation                                                                             80,780
       1,200   Federal Home Loan Mortgage Corporation                                                              78,288
       3,200   Federal National Mortgage Corporation                                                              202,880
         800   Golden West Financial Corporation                                                                   88,760
       3,800   Goldman Sachs Group, Inc.                                                                          354,312
       1,900   IndyMac Bancorp, Inc.                                                                               68,780
       4,500   J.P. Morgan Chase & Company                                                                        178,785
         750   Legg Mason, Inc.                                                                                    39,952
       1,750   Lehman Brothers Holdings, Inc.                                                                     139,510
       4,880   MBNA Corporation                                                                                   122,976
       3,350   Merrill Lynch & Company, Inc.                                                                      166,562
       3,300   Morgan Stanley and Company                                                                         162,690
       4,100   Providian Financial Corporation(b)                                                                  63,714
       1,900   Prudential Financial, Inc.                                                                          89,376
       2,800   Saxon Capital, Inc.(b)                                                                              60,200
       5,810   SLM Corporation                                                                                    259,126
       3,250   U.S. Bancorp                                                                                        93,925
       1,900   Wells Fargo & Company                                                                              113,297
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 4,637,058
=========================================================================================================================

Health Care (19.7%)
-------------------------------------------------------------------------------------------------------------------------
       4,940   Abbott Laboratories                                                                                209,258
       1,000   Aetna, Inc.                                                                                         99,930
       1,100   Alcon, Inc.                                                                                         88,220
         900   Allergan, Inc.                                                                                      65,295
      10,760   Amgen, Inc.(b)                                                                                     609,877
       2,000   Barr Pharmaceuticals, Inc.                                                                          82,860
       2,850   Biogen Idec, Inc.(b)                                                                               174,334
      10,000   Boston Scientific Corporation                                                                      397,300
         860   Cardinal Health, Inc.                                                                               37,642
       6,605   Caremark Rx, Inc.(b)                                                                               211,822
       1,850   Dentsply International, Inc.                                                                        96,089
       4,290   Eli Lilly and Company                                                                              257,614
       3,100   Forest Laboratories, Inc.(b)                                                                       139,438
       7,900   Genentech, Inc.                                                                                    414,118
       3,410   Genzyme Corporation(b)                                                                             185,538
       9,000   Gilead Sciences, Inc.                                                                              336,420
       3,930   Guidant Corporation                                                                                259,537
       2,050   IVAX Corporation                                                                                    39,258
      11,330   Johnson & Johnson                                                                                  638,219
      11,720   Medtronic, Inc.                                                                                    608,268
       2,100   Merck & Company, Inc.                                                                               69,300
       3,000   Novartis AG ADR                                                                                    140,010
       1,300   OSI Pharmaceuticals, Inc.(b)                                                                        79,898
      35,070   Pfizer, Inc.                                                                                     1,073,142
       1,100   Quest Diagnostics, Inc.                                                                             97,042
       2,500   St. Jude Medical, Inc.(b)                                                                          188,175
       1,700   Stryker Corporation                                                                                 81,736
       9,000   Teva Pharmaceutical Industries, Ltd.                                                               233,550
       8,300   UnitedHealth Group, Inc.                                                                           612,042
       1,250   WellPoint Health Networks, Inc.(b)                                                                 131,362
       4,230   Wyeth Corporation                                                                                  158,202
       4,150   Zimmer Holdings, Inc.(b)                                                                           328,016
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                8,143,512
=========================================================================================================================

Industrials (9.8%)
-------------------------------------------------------------------------------------------------------------------------
       3,190   3M Company                                                                                         255,104
         850   Alliant Techsystems, Inc.(b)                                                                        51,425
       2,990   Apollo Group, Inc.(b)                                                                              219,376
         860   Career Education Corporation(b)                                                                     24,450
       1,700   Caterpillar, Inc.                                                                                  136,765
       5,260   Cendant Corporation                                                                                113,616
       4,620   Danaher Corporation                                                                                236,914
       1,000   Eaton Corporation                                                                                   63,410
       1,000   Emerson Electric Company                                                                            61,890
       1,200   Fastenal Company                                                                                    69,120
       2,220   FedEx Corporation                                                                                  190,232
         400   General Dynamics Corporation                                                                        40,840
      32,210   General Electric Company                                                                         1,081,612
       1,400   Goodrich Corporation                                                                                43,904
       1,200   Illinois Tool Works, Inc.                                                                          111,804
         900   Ingersoll-Rand Company                                                                              61,173
       1,300   L-3 Communications Holdings, Inc.                                                                   87,100
       1,500   Lockheed Martin Corporation                                                                         83,670
       1,900   Manpower, Inc.                                                                                      84,531
       2,000   Masco Corporation                                                                                   69,060
       4,000   Northwest Airlines Corporation(b,c)                                                                 32,840
       1,800   Rockwell Automation, Inc.                                                                           69,660
       2,400   Southwest Airlines Company                                                                          32,688
      11,890   Tyco International, Ltd.                                                                           364,547
       3,270   United Parcel Service, Inc.                                                                        248,258
       2,300   United Technologies Corporation                                                                    214,774
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                4,048,763
=========================================================================================================================

Information Technology (26.4%)
-------------------------------------------------------------------------------------------------------------------------
       6,850   Accenture, Ltd.(b)                                                                                 185,292
       2,350   Adobe Systems, Inc.                                                                                116,254
       1,500   Affiliated Computer Services, Inc.(b)                                                               83,505
       3,600   Agilent Technologies, Inc.(b)                                                                       77,652
       3,400   Altera Corporation(b)                                                                               66,538
       5,410   Analog Devices, Inc.                                                                               209,800
       2,770   Andrew Corporation(b)                                                                               33,905
       2,500   Apple Computer, Inc.(b)                                                                             96,875
      14,220   Applied Materials, Inc.(b)                                                                         234,488
       2,500   Ascential Software Corporation(b)                                                                   33,675
       2,200   Automatic Data Processing, Inc.                                                                     90,904
       6,870   BEA Systems, Inc.(b)                                                                                47,472
       1,800   Broadcom Corporation(b)                                                                             49,122
      46,970   Cisco Systems, Inc.(b)                                                                             850,157
       1,000   Computer Sciences Corporation(b)                                                                    47,100
       4,400   Comverse Technology, Inc.(b)                                                                        82,852
       5,980   Corning, Inc.(b)                                                                                    66,258
       3,900   Cypress Semiconductor Corporation(b)                                                                34,476
      25,070   Dell, Inc.(b)                                                                                      892,492
       4,900   Electronic Arts, Inc.                                                                              225,351
      28,300   EMC Corporation(b)                                                                                 326,582
       7,050   First Data Corporation                                                                             306,675
       5,060   Flextronics International, Ltd.(b)                                                                  67,045
         550   Google, Inc.(b,c)                                                                                   71,280
       2,980   Hewlett-Packard Company                                                                             55,875
      29,850   Intel Corporation                                                                                  598,791
       3,000   International Business Machines Corporation                                                        257,220
       6,050   Juniper Networks, Inc.(b)                                                                          142,780
       1,700   KLA-Tencor Corporation(b)                                                                           70,516
         450   Lexmark International, Inc.(b)                                                                      37,804
       4,330   Linear Technology Corporation                                                                      156,919
      13,300   Lucent Technologies, Inc.(b,c)                                                                      42,161
       1,900   Marvell Technology Group, Ltd.                                                                      49,647
       3,480   Maxim Integrated Products, Inc.                                                                    147,169
       3,700   McAfee, Inc.(b)                                                                                     74,370
       2,550   Microchip Technology, Inc.                                                                          68,442
      53,870   Microsoft Corporation                                                                            1,489,510
       8,200   Motorola, Inc.                                                                                     147,928
       7,530   Nokia Corporation ADR                                                                              103,312
       8,300   Novell, Inc.(b)                                                                                     52,373
      19,400   Oracle Corporation(b)                                                                              218,832
       4,700   Paychex, Inc.                                                                                      141,705
      15,900   QUALCOMM, Inc.                                                                                     620,736
       1,900   Research in Motion, Ltd.                                                                           145,046
       3,900   SAP AG                                                                                             151,905
       5,800   Siebel Systems, Inc.(b)                                                                             43,732
       3,700   Skyworks Solutions, Inc.(b)                                                                         35,150
      11,200   Sun Microsystems, Inc.(b)                                                                           45,248
       5,510   Symantec Corporation                                                                               302,389
       1,000   Take-Two Interactive Software, Inc.(b)                                                              32,850
       4,000   Telefonaktiebolaget LM Ericsson(b)                                                                 124,960
      14,750   Texas Instruments, Inc.                                                                            313,880
       7,800   TIBCO Software, Inc.(b)                                                                             66,378
       5,600   VeriSign, Inc.(b)                                                                                  111,328
       5,760   VERITAS Software Corporation(b)                                                                    102,528
       3,350   Xilinx, Inc.                                                                                        90,450
      17,800   Yahoo!, Inc.                                                                                       603,598
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    10,941,282
=========================================================================================================================

Materials (1.4%)
-------------------------------------------------------------------------------------------------------------------------
       2,400   Dow Chemical Company                                                                               108,432
       2,250   International Steel Group, Inc.(b)                                                                  75,825
       1,500   Newmont Mining Corporation                                                                          68,295
       1,000   Peabody Energy Corporation                                                                          59,500
         800   Phelps Dodge Corporation                                                                            73,624
       3,100   Praxair, Inc.                                                                                      132,494
       1,100   Weyerhaeuser Company                                                                                73,128
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                    591,298
=========================================================================================================================

Miscellaneous (0.6%)
-------------------------------------------------------------------------------------------------------------------------
       2,450   S&P 400 Mid-Cap Depository Receipts                                                                265,898
-------------------------------------------------------------------------------------------------------------------------
               Total Miscellaneous                                                                                265,898
=========================================================================================================================

Telecommunication Services (1.0%)
-------------------------------------------------------------------------------------------------------------------------
       8,150   Nextel Communications, Inc.(b)                                                                     194,296
       4,600   Sprint Corporation (FON Group)                                                                      92,598
       2,100   Verizon Communications, Inc.                                                                        82,698
       1,800   Vodafone Group plc ADR                                                                              43,398
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                   412,990
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $40,179,908)                                                           39,959,326
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (1.5%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     623,632   Thrivent Financial Securities Lending Trust                      1.760%              N/A          $623,632
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $623,632)                                                                                          623,632
=========================================================================================================================

      Shares   Short-Term Investments (2.0%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     824,611   Thrivent Money Market Portfolio                                  1.300%              N/A          $824,611
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   824,611
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $41,628,151)                                                           $41,407,569
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner Growth Stock Portolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Partner Growth Stock Portolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (93.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (19.1%)
-------------------------------------------------------------------------------------------------------------------------
      21,150   Best Buy Company, Inc.                                                                          $1,147,176
      46,700   British Sky Broadcasting Group plc(b,c)                                                            405,274
      22,400   Carnival Corporation                                                                             1,059,296
      16,000   Clear Channel Communications, Inc.                                                                 498,720
      25,200   Comcast Corporation(b)                                                                             703,584
     105,100   Compass Group plc(b,c)                                                                             419,982
      12,600   E.W. Scripps Company                                                                               602,028
      10,000   eBay, Inc.(b)                                                                                      919,400
      37,400   EchoStar Communications Corporation(b)                                                           1,163,888
      17,200   Family Dollar Stores, Inc.                                                                         466,120
      10,600   Harley-Davidson, Inc.                                                                              630,064
       1,883   Hermes International(b,c,d)                                                                        357,923
      34,300   Home Depot, Inc.                                                                                 1,344,560
      29,400   IAC/InterActiveCorp(b,d)                                                                           647,388
      10,700   Industria de Diseno Textil SA(b,c)                                                                 264,789
      37,700   International Game Technology                                                                    1,355,315
      48,900   Kingfisher plc(b,c)                                                                                273,038
       9,700   Kohl's Corporation(b)                                                                              467,443
     139,732   Liberty Media Corporation(b)                                                                     1,218,463
       6,847   Liberty Media International, Inc.(b)                                                               228,430
       4,700   MGM Mirage, Inc.(b)                                                                                233,355
       2,800   Sogecable SA(b,c,d)                                                                                113,036
       8,500   Starbucks Corporation(b)                                                                           386,410
      34,500   Target Corporation                                                                               1,561,125
      44,600   Time Warner, Inc.(b)                                                                               719,844
      15,900   Univision Communications, Inc.(b)                                                                  502,599
      24,200   Viacom, Inc.                                                                                       812,152
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    18,501,402
=========================================================================================================================

Consumer Staples (5.1%)
-------------------------------------------------------------------------------------------------------------------------
       9,200   Altria Group, Inc.                                                                                 432,768
      18,600   Coca-Cola Company                                                                                  744,930
       4,300   Gillette Company                                                                                   179,482
       5,800   PepsiCo, Inc.                                                                                      282,170
      18,900   SYSCO Corporation                                                                                  565,488
      60,300   Wal-Mart de Mexico SA de CV(b,d)                                                                   457,598
      30,100   Wal-Mart Stores, Inc.                                                                            1,601,320
      20,200   Walgreen Company                                                                                   723,766
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           4,987,522
=========================================================================================================================

Energy (4.7%)
-------------------------------------------------------------------------------------------------------------------------
      30,300   Baker Hughes, Inc.                                                                               1,324,716
      19,800   ChevronTexaco Corporation                                                                        1,062,072
      20,800   Exxon Mobil Corporation                                                                          1,005,264
      17,100   Schlumberger, Ltd.                                                                               1,151,001
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     4,543,053
=========================================================================================================================

Financials (18.6%)
-------------------------------------------------------------------------------------------------------------------------
      12,000   ACE, Ltd.                                                                                          480,720
      27,700   American Express Company                                                                         1,425,442
      31,200   American International Group, Inc.                                                               2,121,288
      38,800   Ameritrade Holding Corporation(b)                                                                  465,988
      38,900   Charles Schwab Corporation                                                                         357,491
      70,700   Citigroup, Inc.                                                                                  3,119,284
      19,500   Credit Suisse Group(b,c)                                                                           622,852
       4,700   Federal Home Loan Mortgage Corporation                                                             306,628
      10,600   Federal National Mortgage Corporation                                                              672,040
       6,200   Goldman Sachs Group, Inc.                                                                          578,088
      13,400   Hartford Financial Services Group, Inc.                                                            829,862
       8,500   MBNA Corporation                                                                                   214,200
      25,000   Mellon Financial Corporation                                                                       692,250
      18,400   Merrill Lynch & Company, Inc.                                                                      914,848
      13,400   Northern Trust Corporation                                                                         546,720
      25,200   SLM Corporation                                                                                  1,123,920
       8,873   St. Paul Travelers Companies, Inc.                                                                 293,341
      33,700   State Street Corporation                                                                         1,439,327
      28,200   U.S. Bancorp                                                                                       814,980
      13,900   UBS AG(b,c)                                                                                        979,520
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                17,998,789
=========================================================================================================================

Health Care (13.3%)
-------------------------------------------------------------------------------------------------------------------------
      19,200   Amgen, Inc.(b)                                                                                   1,088,256
       9,300   Biomet, Inc.                                                                                       435,984
      17,900   Boston Scientific Corporation                                                                      711,167
       4,300   Cardinal Health, Inc.                                                                              188,211
      14,700   Forest Laboratories, Inc.(b)                                                                       661,206
       4,600   Genentech, Inc.                                                                                    241,132
      19,600   Gilead Sciences, Inc.                                                                              732,648
       5,200   Guidant Corporation                                                                                343,408
      17,300   Johnson & Johnson                                                                                  974,509
      15,600   Medtronic, Inc.                                                                                    809,640
      55,240   Pfizer, Inc.                                                                                     1,690,344
      18,600   Teva Pharmaceutical Industries, Ltd.(d)                                                            482,670
      33,200   UnitedHealth Group, Inc.                                                                         2,448,168
      14,400   WellPoint Health Networks, Inc.(b)                                                               1,513,296
      14,400   Wyeth Corporation                                                                                  538,560
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               12,859,199
=========================================================================================================================

Industrials (8.2%)
-------------------------------------------------------------------------------------------------------------------------
      10,900   Apollo Group, Inc.(b)                                                                              799,733
      40,200   Cendant Corporation                                                                                868,320
      27,100   Danaher Corporation                                                                              1,389,688
      73,700   General Electric Company                                                                         2,474,846
      44,600   Tyco International, Ltd.                                                                         1,367,436
      13,700   United Parcel Service, Inc.                                                                      1,040,104
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                7,940,127
=========================================================================================================================

Information Technology (20.2%)
-------------------------------------------------------------------------------------------------------------------------
      47,000   Accenture, Ltd.(b)                                                                               1,271,350
      12,100   Adobe Systems, Inc.                                                                                598,587
      20,300   Affiliated Computer Services, Inc.(b)                                                            1,130,101
      13,700   Analog Devices, Inc.                                                                               531,286
      21,600   Applied Materials, Inc.(b)                                                                         356,184
      53,600   Cisco Systems, Inc.(b)                                                                             970,160
      51,300   Corning, Inc.(b)                                                                                   568,404
      42,600   Dell, Inc.(b)                                                                                    1,516,560
      14,200   First Data Corporation                                                                             617,700
      24,000   Fiserv, Inc.(b)                                                                                    836,640
         950   Google, Inc.(b,d)                                                                                  123,120
      45,800   Intel Corporation                                                                                  918,748
      15,400   Intuit, Inc.(b)                                                                                    699,160
      25,000   Juniper Networks, Inc.(b)                                                                          590,000
      12,900   Maxim Integrated Products, Inc.                                                                    545,541
      12,200   Mercury Interactive Corporation(b)                                                                 425,536
     117,900   Microsoft Corporation                                                                            3,259,934
      38,700   Oracle Corporation(b)                                                                              436,536
       9,100   QLogic Corporation(b)                                                                              269,451
       9,900   QUALCOMM, Inc.                                                                                     386,496
      25,600   Red Hat, Inc.(b,d)                                                                                 313,344
       1,320   Samsung Electronics Company, Ltd.(b,c)                                                             524,415
       3,600   SAP AG(b,c)                                                                                        559,241
       5,600   SunGard Data Systems, Inc.(b)                                                                      133,112
      14,600   Texas Instruments, Inc.                                                                            310,688
      22,600   VERITAS Software Corporation(b)                                                                    402,280
      18,500   Xilinx, Inc.                                                                                       499,500
      22,000   Yahoo!, Inc.                                                                                       746,020
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    19,540,094
=========================================================================================================================

Materials (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      48,500   BHP Billiton, Ltd.(b,c)                                                                            501,852
       6,600   Nucor Corporation(d)                                                                               603,042
      26,300   Rio Tinto plc(b,c)                                                                                 706,906
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,811,800
=========================================================================================================================

Telecommunication Services (2.7%)
-------------------------------------------------------------------------------------------------------------------------
      30,300   Crown Castle International Corporation(b)                                                          450,864
      52,000   Nextel Communications, Inc.(b)                                                                   1,239,680
     241,400   Vodafone Group plc(b,c)                                                                            578,906
      16,600   Vodafone Group plc ADR                                                                             400,226
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                 2,669,676
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $83,390,653)                                                           90,851,662
=========================================================================================================================
      Shares   Preferred Stock (1.0%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
      29,400   The News Corporation Limited Preferred ADR(b)                                                     $921,102
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $937,877)                                                              921,102
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (2.6%)          Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,539,834   Thrivent Financial Securities Lending Trust                      1.760%              N/A        $2,539,834
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $2,539,834)                                                                                      2,539,834
=========================================================================================================================
      Shares   Short-Term Investments (2.6%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,485,000   State Street Bank Repurchase Agreement                           1.000%        10/1/2004        $2,485,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 2,485,000
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $89,353,364)                                                           $96,797,598
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) Security is fair valued as discussed in the notes to
    the financial statements.

(d) All or a portion of the security is on loan.

(e) The interest rate shown reflects the yield.

(f) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Value Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (91.6%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (8.4%)
-------------------------------------------------------------------------------------------------------------------------
      17,200   Best Buy Company, Inc.                                                                            $932,928
      19,400   Carnival Corporation                                                                               917,426
      49,800   Comcast Corporation(b)                                                                           1,406,352
      88,300   Gap, Inc.                                                                                        1,651,210
      49,500   J.C. Penney Company, Inc.                                                                        1,746,360
      30,700   Johnson Controls, Inc.                                                                           1,744,067
     166,100   Liberty Media Corporation(b)                                                                     1,448,392
     103,100   McDonald's Corporation                                                                           2,889,893
      19,100   McGraw-Hill Companies, Inc.                                                                      1,522,079
      59,000   Sherwin-Williams Company                                                                         2,593,640
      33,155   Target Corporation                                                                               1,500,264
     345,200   Time Warner, Inc.(b)                                                                             5,571,528
      18,300   Viacom, Inc.                                                                                       614,148
     111,500   Walt Disney Company                                                                              2,514,325
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    27,052,612
=========================================================================================================================

Consumer Staples (6.7%)
-------------------------------------------------------------------------------------------------------------------------
      64,200   Altria Group, Inc.                                                                               3,019,968
      80,800   Archer-Daniels-Midland Company                                                                   1,371,984
      78,600   Costco Wholesale Corporation                                                                     3,266,616
      71,410   CVS Corporation                                                                                  3,008,503
      35,400   Kellogg Company                                                                                  1,510,164
      67,945   Kimberly-Clark Corporation                                                                       4,388,568
      15,200   PepsiCo, Inc.                                                                                      739,480
      45,800   Procter & Gamble Company                                                                         2,478,696
      23,000   Reynolds American, Inc.(c)                                                                       1,564,920
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          21,348,899
=========================================================================================================================

Energy (10.7%)
-------------------------------------------------------------------------------------------------------------------------
      50,400   Anadarko Petroleum Corporation                                                                   3,344,544
      49,040   Apache Corporation                                                                               2,457,394
      20,500   BJ Services Company                                                                              1,074,405
      45,300   BP plc                                                                                           2,606,109
      88,666   ChevronTexaco Corporation                                                                        4,756,044
      87,779   ConocoPhillips Company                                                                           7,272,490
     180,800   Exxon Mobil Corporation                                                                          8,738,064
      19,100   Precision Drilling Corporation(b,c)                                                              1,098,250
      80,200   Transocean, Inc.(b,c)                                                                            2,869,556
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    34,216,856
=========================================================================================================================

Financials (26.1%)
-------------------------------------------------------------------------------------------------------------------------
      38,300   A.G. Edwards, Inc.(c)                                                                            1,325,946
      64,800   Allstate Corporation                                                                             3,109,752
      28,200   American Express Company                                                                         1,451,172
      72,900   American International Group, Inc.                                                               4,956,471
      48,300   Associated Banc-Corp(c)                                                                          1,548,981
     292,650   Bank of America Corporation                                                                     12,680,524
      21,500   Capital One Financial Corporation                                                                1,588,850
      20,900   Chubb Corporation(c)                                                                             1,468,852
      40,100   CIT Group, Inc.                                                                                  1,499,339
     219,745   Citigroup, Inc.                                                                                  9,695,149
      25,300   Equity Office Properties Trust                                                                     689,425
      42,175   Federal Home Loan Mortgage Corporation                                                           2,751,497
      41,405   Federal National Mortgage Corporation                                                            2,625,077
      22,500   Goldman Sachs Group, Inc.                                                                        2,097,900
      44,115   Hartford Financial Services Group, Inc.                                                          2,732,042
     191,752   J.P. Morgan Chase & Company                                                                      7,618,307
      45,300   Merrill Lynch & Company, Inc.                                                                    2,252,316
      41,400   MetLife, Inc.                                                                                    1,600,110
      48,400   Morgan Stanley and Company                                                                       2,386,120
      32,500   PMI Group, Inc.                                                                                  1,318,850
     102,000   Providian Financial Corporation(b)                                                               1,585,080
      38,900   Prudential Financial, Inc.                                                                       1,829,856
      18,300   Simon Property Group, Inc.                                                                         981,429
      24,000   SouthTrust Corporation                                                                             999,840
      49,500   State Street Corporation                                                                         2,114,145
     117,900   U.S. Bancorp                                                                                     3,407,310
      31,000   Wachovia Corporation(c)                                                                          1,455,450
      62,295   Wells Fargo & Company                                                                            3,714,651
      37,100   Zions Bancorporation(c)                                                                          2,264,584
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                83,749,025
=========================================================================================================================

Health Care (7.0%)
-------------------------------------------------------------------------------------------------------------------------
      40,100   Abbott Laboratories                                                                              1,698,636
      36,300   Aetna, Inc.                                                                                      3,627,459
      20,500   Anthem, Inc.(b,c)                                                                                1,788,625
      53,500   Bristol-Myers Squibb Company                                                                     1,266,345
       9,900   CIGNA Corporation                                                                                  689,337
      85,125   Johnson & Johnson                                                                                4,795,091
      49,944   Medco Health Solutions, Inc.(b)                                                                  1,543,270
      99,500   Merck & Company, Inc.                                                                            3,283,500
     123,300   Pfizer, Inc.                                                                                     3,772,980
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               22,465,243
=========================================================================================================================

Industrials (11.4%)
-------------------------------------------------------------------------------------------------------------------------
      57,700   AMR Corporation(b,c)                                                                               422,941
      18,300   Boeing Company                                                                                     944,646
      33,600   Burlington Northern Santa Fe Corporation                                                         1,287,216
      47,900   Canadian National Railway Company                                                                2,337,520
      20,100   Caterpillar, Inc.                                                                                1,617,045
      20,500   Dover Corporation                                                                                  796,835
      59,400   Emerson Electric Company                                                                         3,676,266
      23,000   FedEx Corporation                                                                                1,970,870
       8,500   General Dynamics Corporation                                                                       867,850
      86,800   General Electric Company                                                                         2,914,744
      53,580   Honeywell International, Inc.                                                                    1,921,379
      16,500   Lockheed Martin Corporation                                                                        920,370
      46,500   Masco Corporation                                                                                1,605,645
      27,100   Northrop Grumman Corporation                                                                     1,445,243
      20,000   Raytheon Company                                                                                   759,600
      56,600   Republic Services, Inc.(c)                                                                       1,684,416
      45,900   Textron, Inc.                                                                                    2,949,993
     189,175   Tyco International, Ltd.                                                                         5,800,106
      28,900   United Technologies Corporation                                                                  2,698,682
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               36,621,367
=========================================================================================================================

Information Technology (9.2%)
-------------------------------------------------------------------------------------------------------------------------
      56,800   Agilent Technologies, Inc.(b)                                                                    1,225,176
      49,640   Applied Materials, Inc.(b)                                                                         818,564
      86,000   BMC Software, Inc.(b)                                                                            1,359,660
      68,400   Cisco Systems, Inc.(b)                                                                           1,238,040
      40,600   Computer Sciences Corporation(b)                                                                 1,912,260
      83,100   Comverse Technology, Inc.(b)                                                                     1,564,773
      49,590   First Data Corporation                                                                           2,157,165
      28,270   Harris Corporation(c)                                                                            1,553,154
     121,100   Hewlett-Packard Company(c)                                                                       2,270,625
     100,900   Integrated Device Technology, Inc.(b,c)                                                            961,577
      71,900   Intel Corporation                                                                                1,442,314
      64,900   International Business Machines Corporation                                                      5,564,526
      17,500   Lexmark International, Inc.(b)                                                                   1,470,175
      73,100   Microsoft Corporation                                                                            2,021,215
      98,400   Motorola, Inc.                                                                                   1,775,136
      29,700   NCR Corporation(b)                                                                               1,472,823
      58,190   Nokia Corporation ADR                                                                              798,367
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    29,605,550
=========================================================================================================================

Materials (5.8%)
-------------------------------------------------------------------------------------------------------------------------
      18,300   Alcan, Inc.(c)                                                                                     874,740
      55,795   Alcoa, Inc.                                                                                      1,874,154
      31,800   BASF AG                                                                                          1,874,610
      71,200   Dow Chemical Company                                                                             3,216,816
      38,900   E.I. du Pont de Nemours and Company                                                              1,664,920
      41,900   Georgia-Pacific Corporation                                                                      1,506,305
      40,940   International Paper Company                                                                      1,654,385
      79,500   MeadWestvaco Corporation                                                                         2,536,050
      42,500   Praxair, Inc.                                                                                    1,816,450
      21,600   Weyerhaeuser Company                                                                             1,435,968
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 18,454,398
=========================================================================================================================

Telecommunication Services (3.6%)
-------------------------------------------------------------------------------------------------------------------------
      53,450   BellSouth Corporation                                                                            1,449,564
      25,300   Nextel Communications, Inc.(b)                                                                     603,152
      56,040   SBC Communications, Inc.                                                                         1,454,238
     149,155   Verizon Communications, Inc.                                                                     5,873,724
      94,100   Vodafone Group plc ADR                                                                           2,268,751
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                11,649,429
=========================================================================================================================

Utilities (2.7%)
-------------------------------------------------------------------------------------------------------------------------
      45,085   Dominion Resources, Inc.(c)                                                                      2,941,796
      23,600   Entergy Corporation                                                                              1,430,396
      70,700   Exelon Corporation                                                                               2,593,983
      41,900   FirstEnergy Corporation                                                                          1,721,252
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  8,687,427
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $265,321,495)                                                         293,850,806
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (6.4%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  20,525,973   Thrivent Financial Securities Lending Trust                      1.760%              N/A       $20,525,973
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $20,525,973)                                                                                    20,525,973
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (2.0%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $3,100,000   Shell Finance (UK) plc                                           1.870%        10/1/2004        $3,100,000
   3,333,248   Thrivent Money Market Portfolio                                  1.300               N/A         3,333,248
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 6,433,248
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $292,280,716)                                                         $320,810,027
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) Miscellaneous footnote:

ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
depository bank.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Stock Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Large Cap Stock Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (96.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (13.5%)
-------------------------------------------------------------------------------------------------------------------------
      39,500   AnnTaylor Stores Corporation                                                                      $924,300
      26,200   Black & Decker Corporation                                                                       2,028,928
      56,100   Brunswick Corporation                                                                            2,567,136
      41,300   Carnival Corporation                                                                             1,953,077
     166,000   Comcast Corporation(b)                                                                           4,634,720
     152,800   Cox Communications, Inc.(b)                                                                      5,062,264
      49,100   D.R. Horton, Inc.                                                                                1,625,701
      33,900   eBay, Inc.(b)                                                                                    3,116,766
      38,000   Fortune Brands, Inc.                                                                             2,815,420
      51,300   Harley-Davidson, Inc.                                                                            3,049,272
      69,000   Home Depot, Inc.                                                                                 2,704,800
      11,600   Kohl's Corporation(b)                                                                              559,004
      25,000   Lowe's Companies, Inc.                                                                           1,358,750
     104,700   McDonald's Corporation                                                                           2,934,741
      41,900   MGM Mirage, Inc.(b)                                                                              2,080,335
      62,900   Nordstrom, Inc.                                                                                  2,405,296
      30,000   Pulte Homes, Inc.                                                                                1,841,100
      41,400   Starwood Hotels & Resorts Worldwide, Inc.                                                        1,921,788
      84,200   Target Corporation                                                                               3,810,050
     153,600   Time Warner, Inc.(b)                                                                             2,479,104
      90,700   Walt Disney Company                                                                              2,045,285
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    51,917,837
=========================================================================================================================

Consumer Staples (7.7%)
-------------------------------------------------------------------------------------------------------------------------
      88,500   Altria Group, Inc.                                                                               4,163,040
      30,000   Anheuser-Busch Companies, Inc.                                                                   1,498,500
     133,800   Archer-Daniels-Midland Company                                                                   2,271,924
      34,800   Coca-Cola Company                                                                                1,393,740
      44,500   Kimberly-Clark Corporation                                                                       2,874,255
      43,000   PepsiCo, Inc.                                                                                    2,091,950
     123,300   Procter & Gamble Company                                                                         6,672,996
      29,600   Unilever NV                                                                                      1,710,880
     107,300   Wal-Mart Stores, Inc.                                                                            5,708,360
      35,700   Walgreen Company                                                                                 1,279,131
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          29,664,776
=========================================================================================================================

Energy (7.3%)
-------------------------------------------------------------------------------------------------------------------------
      33,800   BJ Services Company                                                                              1,771,458
      41,900   Burlington Resources, Inc.                                                                       1,709,520
      64,100   ChevronTexaco Corporation                                                                        3,438,324
      23,900   ConocoPhillips Company                                                                           1,980,115
      31,200   EOG Resources, Inc.                                                                              2,054,520
     245,600   Exxon Mobil Corporation                                                                         11,869,848
      32,500   Nabors Industries, Ltd.(b)                                                                       1,538,875
      39,300   Noble Corporation(b)                                                                             1,766,535
      27,300   Schlumberger, Ltd.                                                                               1,837,563
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    27,966,758
=========================================================================================================================

Financials (19.4%)
-------------------------------------------------------------------------------------------------------------------------
      21,700   AFLAC, Inc.                                                                                        850,857
     124,800   American Express Company                                                                         6,422,208
     131,000   American International Group, Inc.                                                               8,906,690
     161,500   Bank of America Corporation                                                                      6,997,795
      19,200   Bear Stearns Companies, Inc.                                                                     1,846,464
      46,100   Cincinnati Financial Corporation                                                                 1,900,242
     244,400   Citigroup, Inc.                                                                                 10,782,928
      63,898   Countrywide Financial Corporation                                                                2,516,942
      11,400   Doral Financial Corporation                                                                        472,758
      35,000   Federal National Mortgage Corporation                                                            2,219,000
      43,300   Goldman Sachs Group, Inc.                                                                        4,037,292
     191,996   J.P. Morgan Chase & Company                                                                      7,628,001
      54,000   KeyCorp                                                                                          1,706,400
      74,700   MBNA Corporation                                                                                 1,882,440
      48,300   Merrill Lynch & Company, Inc.                                                                    2,401,476
      47,000   MetLife, Inc.                                                                                    1,816,550
      75,300   Morgan Stanley and Company                                                                       3,712,290
      29,000   Progressive Corporation                                                                          2,457,750
      40,700   Prudential Financial, Inc.                                                                       1,914,528
      70,100   Wells Fargo & Company                                                                            4,180,063
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                74,652,674
=========================================================================================================================

Health Care (13.2%)
-------------------------------------------------------------------------------------------------------------------------
      36,900   Abbott Laboratories                                                                              1,563,084
      94,100   Amgen, Inc.(b)                                                                                   5,333,588
      62,700   Boston Scientific Corporation                                                                    2,491,071
      53,800   C.R. Bard, Inc.                                                                                  3,046,694
      13,100   Charles River Laboratories International, Inc.(b,c)                                                599,980
      29,900   Dentsply International, Inc.                                                                     1,553,006
      27,900   Eli Lilly and Company                                                                            1,675,395
      13,100   Forest Laboratories, Inc.(b)                                                                       589,238
     125,100   Johnson & Johnson                                                                                7,046,883
      46,100   Medtronic, Inc.                                                                                  2,392,590
      46,400   Merck & Company, Inc.                                                                            1,531,200
     352,800   Pfizer, Inc.                                                                                    10,795,680
      64,600   Teva Pharmaceutical Industries, Ltd.                                                             1,676,370
      36,900   UnitedHealth Group, Inc.                                                                         2,721,006
      33,400   WellPoint Health Networks, Inc.(b)                                                               3,510,006
      51,200   Wyeth Corporation                                                                                1,914,880
      28,400   Zimmer Holdings, Inc.(b)                                                                         2,244,736
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               50,685,407
=========================================================================================================================

Industrials (13.0%)
-------------------------------------------------------------------------------------------------------------------------
      88,200   3M Company                                                                                       7,053,354
      29,300   Caterpillar, Inc.                                                                                2,357,185
     109,200   Cendant Corporation                                                                              2,358,720
      36,700   Danaher Corporation                                                                              1,881,976
      53,600   Eaton Corporation                                                                                3,398,776
      35,300   General Dynamics Corporation                                                                     3,604,130
     290,400   General Electric Company                                                                         9,751,632
      32,700   Ingersoll-Rand Company                                                                           2,222,619
      74,700   Masco Corporation                                                                                2,579,391
      97,300   Norfolk Southern Corporation                                                                     2,893,702
      31,200   PACCAR, Inc.                                                                                     2,156,544
      34,200   Parker-Hannifin Corporation                                                                      2,013,012
     139,600   Tyco International, Ltd.                                                                         4,280,136
      39,900   United Technologies Corporation                                                                  3,725,862
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               50,277,039
=========================================================================================================================

Information Technology (15.9%)
-------------------------------------------------------------------------------------------------------------------------
      39,500   Adobe Systems, Inc.                                                                              1,954,065
      87,000   Applied Materials, Inc.(b)                                                                       1,434,630
      53,700   Arrow Electronics, Inc.(b)                                                                       1,212,546
     329,600   Cisco Systems, Inc.(b)                                                                           5,965,760
     121,700   Dell, Inc.(b)                                                                                    4,332,520
     175,400   EMC Corporation(b)                                                                               2,024,116
      74,500   First Data Corporation                                                                           3,240,750
     280,700   Intel Corporation                                                                                5,630,842
      69,700   International Business Machines Corporation                                                      5,976,078
      21,500   Lexmark International, Inc.(b)                                                                   1,806,215
     481,800   Microsoft Corporation                                                                           13,321,770
     153,000   Motorola, Inc.                                                                                   2,760,120
     236,200   Oracle Corporation(b)                                                                            2,664,336
      71,600   QUALCOMM, Inc.                                                                                   2,795,264
     146,900   Texas Instruments, Inc.                                                                          3,126,032
     127,000   Xerox Corporation(b)                                                                             1,788,160
      54,500   Xilinx, Inc.                                                                                     1,471,500
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    61,504,704
=========================================================================================================================

Materials (2.9%)
-------------------------------------------------------------------------------------------------------------------------
      66,400   Dow Chemical Company                                                                             2,999,952
      43,900   Eastman Chemical Company                                                                         2,087,445
      49,400   Praxair, Inc.                                                                                    2,111,356
      24,000   Temple-Inland, Inc.                                                                              1,611,600
      36,000   Weyerhaeuser Company                                                                             2,393,280
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 11,203,633
=========================================================================================================================

Telecommunication Services (2.7%)
-------------------------------------------------------------------------------------------------------------------------
      82,100   Nextel Communications, Inc.(b)                                                                   1,957,264
     187,000   SBC Communications, Inc.                                                                         4,852,650
      93,600   Verizon Communications, Inc.                                                                     3,685,968
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                10,495,882
=========================================================================================================================

Utilities (1.3%)
-------------------------------------------------------------------------------------------------------------------------
      33,600   Entergy Corporation                                                                              2,036,496
      60,100   TXU Corporation                                                                                  2,879,992
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  4,916,488
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $362,774,561)                                                         373,285,198
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (0.2%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     607,750   Thrivent Financial Securities Lending Trust                      1.760%              N/A          $607,750
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $607,750)                                                                                          607,750
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (2.9%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   4,250,000   Shell Finance (UK) plc                                           1.870%        10/1/2004        $4,250,000
   7,000,268   Thrivent Money Market Portfolio                                  1.300               N/A         7,000,268
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                11,250,268
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $374,632,579)                                                         $385,143,216
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Large Cap Index Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (94.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (10.5%)
-------------------------------------------------------------------------------------------------------------------------
      19,200   Autonation, Inc.(b,c)                                                                             $327,936
       6,000   AutoZone, Inc.(b)                                                                                  463,500
      21,600   Bed Bath & Beyond, Inc.(b)                                                                         801,576
      23,350   Best Buy Company, Inc.                                                                           1,266,504
       8,300   Big Lots, Inc.(b,c)                                                                                101,509
       5,800   Black & Decker Corporation                                                                         449,152
       6,300   Boise Cascade Corporation                                                                          209,664
       6,900   Brunswick Corporation                                                                              315,744
      45,600   Carnival Corporation                                                                             2,156,424
       8,900   Centex Corporation                                                                                 449,094
      14,300   Circuit City Stores, Inc.(c)                                                                       219,362
      42,500   Clear Channel Communications, Inc.                                                               1,324,725
      13,500   Coach, Inc.                                                                                        572,670
     160,877   Comcast Corporation(b)                                                                           4,543,166
       5,400   Cooper Tire & Rubber Company                                                                       108,918
      10,766   Dana Corporation                                                                                   190,451
      11,350   Darden Restaurants, Inc.                                                                           264,682
      40,394   Delphi Corporation                                                                                 375,260
       6,000   Dillard's, Inc.(c)                                                                                 118,440
      23,615   Dollar General Corporation(c)                                                                      475,842
       5,900   Dow Jones & Company, Inc.(c)                                                                       239,599
      20,600   Eastman Kodak Company                                                                              663,732
      47,600   eBay, Inc.(b)                                                                                    4,376,344
      12,100   Family Dollar Stores, Inc.                                                                         327,910
      12,900   Federated Department Stores, Inc.                                                                  586,047
     131,700   Ford Motor Company                                                                               1,850,385
      10,400   Fortune Brands, Inc.                                                                               770,536
      19,200   Gannett Company, Inc.                                                                            1,608,192
      65,062   Gap, Inc.                                                                                        1,216,659
      40,600   General Motors Corporation(c)                                                                    1,724,688
      12,600   Genuine Parts Company                                                                              483,588
      12,600   Goodyear Tire & Rubber Company(b,c)                                                                135,324
      21,200   Harley-Davidson, Inc.                                                                            1,260,128
       8,100   Harrah's Entertainment, Inc.                                                                       429,138
      12,750   Hasbro, Inc.                                                                                       239,700
      27,700   Hilton Hotels Corporation                                                                          521,868
     158,000   Home Depot, Inc.                                                                                 6,193,600
      24,800   International Game Technology                                                                      891,560
      30,400   Interpublic Group of Companies, Inc.(b)                                                            321,936
      20,700   J.C. Penney Company, Inc.                                                                          730,296
      13,700   Johnson Controls, Inc.                                                                             778,297
       9,000   Jones Apparel Group, Inc.                                                                          322,200
       3,300   KB Home                                                                                            278,817
       5,600   Knight-Ridder, Inc.                                                                                366,520
      24,600   Kohl's Corporation(b)                                                                            1,185,474
      13,800   Leggett & Platt, Inc.                                                                              387,780
      34,004   Limited Brands, Inc.                                                                               757,949
       7,800   Liz Claiborne, Inc.                                                                                294,216
      56,100   Lowe's Companies, Inc.                                                                           3,049,035
      16,500   Marriott International, Inc.                                                                       857,340
      29,850   Mattel, Inc.                                                                                       541,180
      21,000   May Department Stores Company                                                                      538,230
       5,700   Maytag Corporation(c)                                                                              104,709
      90,400   McDonald's Corporation                                                                           2,533,912
      13,700   McGraw-Hill Companies, Inc.                                                                      1,091,753
       3,600   Meredith Corporation                                                                               184,968
      10,600   New York Times Company(c)                                                                          414,460
      19,773   Newell Rubbermaid, Inc.                                                                            396,251
      19,000   NIKE, Inc.                                                                                       1,497,200
      10,100   Nordstrom, Inc.                                                                                    386,224
      22,500   Office Depot, Inc.(b)                                                                              338,175
      13,500   Omnicom Group, Inc.                                                                                986,310
       9,100   Pulte Homes, Inc.                                                                                  558,467
      11,500   RadioShack Corporation                                                                             329,360
       4,300   Reebok International, Ltd.                                                                         157,896
      15,300   Sears, Roebuck and Company(c)                                                                      609,705
      10,200   Sherwin-Williams Company                                                                           448,392
       4,200   Snap-On, Inc.(c)                                                                                   115,752
       5,900   Stanley Works(c)                                                                                   250,927
      35,850   Staples, Inc.                                                                                    1,069,047
      28,600   Starbucks Corporation(b)                                                                         1,300,156
      15,000   Starwood Hotels & Resorts Worldwide, Inc.                                                          696,300
      65,000   Target Corporation                                                                               2,941,250
      10,500   Tiffany & Company                                                                                  322,770
     329,050   Time Warner, Inc.(b)                                                                             5,310,867
      35,200   TJX Companies, Inc.                                                                                775,808
      15,400   Toys 'R' Us, Inc.(b,c)                                                                             273,196
      22,900   Tribune Company                                                                                    942,335
      23,200   Univision Communications, Inc.(b)                                                                  733,352
       7,900   VF Corporation                                                                                     390,655
     124,844   Viacom, Inc.                                                                                     4,189,765
       9,293   Visteon Corporation(c)                                                                              74,251
     147,847   Walt Disney Company                                                                              3,333,950
       8,200   Wendy's International, Inc.                                                                        275,520
       4,800   Whirlpool Corporation                                                                              288,432
      20,940   Yum! Brands, Inc.                                                                                  851,420
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    82,836,422
=========================================================================================================================

Consumer Staples (10.1%)
-------------------------------------------------------------------------------------------------------------------------
       2,700   Adolph Coors Company(c)                                                                            183,384
       6,550   Alberto-Culver Company                                                                             284,794
      26,477   Albertson's, Inc.(c)                                                                               633,595
     147,700   Altria Group, Inc.                                                                               6,947,808
      57,600   Anheuser-Busch Companies, Inc.                                                                   2,877,120
      46,868   Archer-Daniels-Midland Company                                                                     795,819
      34,000   Avon Products, Inc.                                                                              1,485,120
       8,700   Brown-Forman Corporation                                                                           398,460
      29,500   Campbell Soup Company                                                                              775,555
      15,300   Clorox Company                                                                                     815,490
     174,600   Coca-Cola Company                                                                                6,992,730
      33,800   Coca-Cola Enterprises, Inc.                                                                        638,820
      38,200   Colgate-Palmolive Company                                                                        1,725,876
      38,000   ConAgra Foods, Inc.                                                                                976,980
      33,200   Costco Wholesale Corporation                                                                     1,379,792
      28,700   CVS Corporation                                                                                  1,209,131
      27,400   General Mills, Inc.                                                                              1,230,260
      72,100   Gillette Company                                                                                 3,009,454
      25,100   H.J. Heinz Company                                                                                 904,102
      17,700   Hershey Foods Corporation                                                                          826,767
      29,800   Kellogg Company                                                                                  1,271,268
      35,592   Kimberly-Clark Corporation                                                                       2,298,887
      53,200   Kroger Company(b)                                                                                  825,664
       9,900   McCormick & Company, Inc.                                                                          339,966
      18,300   Pepsi Bottling Group, Inc.                                                                         496,845
     121,870   PepsiCo, Inc.                                                                                    5,928,976
     182,900   Procter & Gamble Company                                                                         9,898,548
      10,700   Reynolds American, Inc.                                                                            728,028
      32,200   Safeway, Inc.(b)                                                                                   621,782
      57,100   Sara Lee Corporation                                                                             1,305,306
       9,800   SUPERVALU, Inc.                                                                                    269,990
      46,000   SYSCO Corporation(c)                                                                             1,376,320
      11,900   UST, Inc.                                                                                          479,094
     305,300   Wal-Mart Stores, Inc.                                                                           16,241,960
      73,700   Walgreen Company                                                                                 2,640,671
      16,200   William Wrigley Jr. Company                                                                      1,025,622
      10,200   Winn-Dixie Stores, Inc.(c)                                                                          31,518
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          79,871,502
=========================================================================================================================

Energy (7.0%)
-------------------------------------------------------------------------------------------------------------------------
       6,600   Amerada Hess Corporation                                                                           587,400
      17,986   Anadarko Petroleum Corporation                                                                   1,193,551
      23,420   Apache Corporation                                                                               1,173,576
       5,100   Ashland, Inc.                                                                                      286,008
      24,000   Baker Hughes, Inc.                                                                               1,049,280
      11,600   BJ Services Company                                                                                607,956
      28,370   Burlington Resources, Inc.                                                                       1,157,496
     153,346   ChevronTexaco Corporation                                                                        8,225,479
      46,118   Coastal Corporation                                                                                423,824
      49,540   ConocoPhillips Company                                                                           4,104,389
      17,400   Devon Energy Corporation                                                                         1,235,574
       8,500   EOG Resources, Inc.                                                                                559,725
     468,208   Exxon Mobil Corporation                                                                         22,628,493
      31,800   Halliburton Company                                                                              1,071,342
      10,824   Kerr-McGee Corporation                                                                             619,674
       8,900   Kinder Morgan, Inc.                                                                                559,098
      24,900   Marathon Oil Corporation                                                                         1,027,872
      10,700   Nabors Industries, Ltd.(b)                                                                         506,645
       9,600   Noble Corporation(b)                                                                               431,520
      28,200   Occidental Petroleum Corporation                                                                 1,577,226
       7,700   Rowan Companies, Inc.(b)                                                                           203,280
      42,500   Schlumberger, Ltd.                                                                               2,860,675
       5,400   Sunoco, Inc.(c)                                                                                    399,492
      23,111   Transocean, Inc.(b)                                                                                826,912
      19,100   Unocal Corporation                                                                                 821,300
       9,200   Valero Energy Corporation                                                                          737,932
      37,600   Williams Companies, Inc.                                                                           454,960
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    55,330,679
=========================================================================================================================

Financials (19.6%)
-------------------------------------------------------------------------------------------------------------------------
      20,400   ACE, Ltd.                                                                                          817,224
      36,500   AFLAC, Inc.                                                                                      1,431,165
      49,882   Allstate Corporation                                                                             2,393,837
       7,800   Ambac Financial Group, Inc.                                                                        623,610
      91,200   American Express Company                                                                         4,693,152
     187,540   American International Group, Inc.                                                              12,750,845
      25,450   AmSouth Bancorporation(c)                                                                          620,980
      22,725   Aon Corporation                                                                                    653,116
       6,800   Apartment Investment & Management Company                                                          236,504
     292,738   Bank of America Corporation                                                                     12,684,338
      56,000   Bank of New York Company, Inc.                                                                   1,633,520
      39,900   BB&T Corporation                                                                                 1,583,631
       7,431   Bear Stearns Companies, Inc.                                                                       714,639
      17,400   Capital One Financial Corporation                                                                1,285,860
      98,325   Charles Schwab Corporation                                                                         903,607
      13,700   Chubb Corporation                                                                                  962,836
      12,070   Cincinnati Financial Corporation                                                                   497,525
     372,839   Citigroup, Inc.                                                                                 16,449,657
      12,350   Comerica, Inc.(c)                                                                                  732,972
      40,500   Countrywide Financial Corporation                                                                1,595,295
      26,900   E*TRADE Financial Corporation(b)                                                                   307,198
      29,000   Equity Office Properties Trust                                                                     790,250
      20,200   Equity Residential REIT                                                                            626,200
      49,400   Federal Home Loan Mortgage Corporation                                                           3,222,856
      69,700   Federal National Mortgage Corporation                                                            4,418,980
       7,800   Federated Investors, Inc.                                                                          221,832
      40,994   Fifth Third Bancorp                                                                              2,017,725
       8,900   First Horizon National Corporation(c)                                                              385,904
      17,900   Franklin Resources, Inc.                                                                           998,104
      11,000   Golden West Financial Corporation                                                                1,220,450
      35,000   Goldman Sachs Group, Inc.                                                                        3,263,400
      21,100   Hartford Financial Services Group, Inc.                                                          1,306,723
      16,571   Huntington Bancshares, Inc.                                                                        412,784
     256,293   J.P. Morgan Chase & Company                                                                     10,182,521
      17,200   Janus Capital Group, Inc.                                                                          234,092
       9,800   Jefferson-Pilot Corporation                                                                        486,668
      29,300   KeyCorp                                                                                            925,880
      19,500   Lehman Brothers Holdings, Inc.                                                                   1,554,540
      12,700   Lincoln National Corporation                                                                       596,900
      13,300   Loews Corporation                                                                                  778,050
       8,400   M&T Bank Corporation                                                                               803,880
      37,500   Marsh & McLennan Companies, Inc.                                                                 1,716,000
      16,000   Marshall & Ilsley Corporation                                                                      644,800
      10,350   MBIA, Inc.                                                                                         602,474
      91,902   MBNA Corporation                                                                                 2,315,930
      30,500   Mellon Financial Corporation                                                                       844,545
      67,600   Merrill Lynch & Company, Inc.                                                                    3,361,072
      54,000   MetLife, Inc.                                                                                    2,087,100
       7,100   MGIC Investment Corporation                                                                        472,505
      10,700   Moody's Corporation                                                                                783,775
      79,050   Morgan Stanley and Company                                                                       3,897,165
      47,700   National City Corporation                                                                        1,842,174
      22,000   North Fork Bancorporation, Inc.(c)                                                                 977,900
      15,800   Northern Trust Corporation                                                                         644,640
      13,200   Plum Creek Timber Company, Inc.                                                                    462,396
      20,300   PNC Financial Services Group, Inc.                                                               1,098,230
      22,600   Principal Financial Group, Inc.                                                                    812,922
      15,600   Progressive Corporation                                                                          1,322,100
      13,100   ProLogis Trust                                                                                     461,644
      21,100   Providian Financial Corporation(b)                                                                 327,894
      37,300   Prudential Financial, Inc.                                                                       1,754,592
      33,210   Regions Financial Corporation                                                                    1,097,915
       9,000   SAFECO Corporation(c)                                                                              410,850
      15,000   Simon Property Group, Inc.                                                                         804,450
      31,400   SLM Corporation                                                                                  1,400,440
      24,000   SouthTrust Corporation                                                                             999,840
      24,700   Sovereign Bancorp, Inc.                                                                            538,954
      48,081   St. Paul Travelers Companies, Inc.                                                               1,589,558
      24,200   State Street Corporation                                                                         1,033,582
      25,200   SunTrust Banks, Inc.                                                                             1,774,332
      22,300   Synovus Financial Corporation                                                                      583,145
       9,134   T. Rowe Price Group, Inc.(c)                                                                       465,286
       7,900   Torchmark Corporation                                                                              420,122
     135,285   U.S. Bancorp                                                                                     3,909,736
      21,324   UnumProvident Corporation(c)                                                                       334,574
      94,232   Wachovia Corporation                                                                             4,424,192
      62,843   Washington Mutual, Inc.                                                                          2,455,904
     121,500   Wells Fargo & Company                                                                            7,245,045
      10,000   XL Capital, Ltd.                                                                                   739,900
       6,400   Zions Bancorporation                                                                               390,656
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               155,067,589
=========================================================================================================================

Health Care (12.5%)
-------------------------------------------------------------------------------------------------------------------------
     112,300   Abbott Laboratories                                                                              4,757,028
      11,049   Aetna, Inc.                                                                                      1,104,127
       9,500   Allergan, Inc.                                                                                     689,225
       8,100   AmerisourceBergen Corporation                                                                      435,051
      91,140   Amgen, Inc.(b)                                                                                   5,165,815
      10,000   Anthem, Inc.(b)                                                                                    872,500
      14,500   Applera Corporation (Applied Biosystems Group)                                                     273,615
       3,800   Bausch & Lomb, Inc.                                                                                252,510
      44,200   Baxter International, Inc.                                                                       1,421,472
      18,000   Becton, Dickinson and Company                                                                      930,600
      24,400   Biogen Idec, Inc.(b)                                                                             1,492,548
      18,250   Biomet, Inc.                                                                                       855,560
      60,600   Boston Scientific Corporation                                                                    2,407,638
     140,000   Bristol-Myers Squibb Company                                                                     3,313,800
       7,500   C.R. Bard, Inc.                                                                                    424,725
      30,975   Cardinal Health, Inc.                                                                            1,355,776
      33,500   Caremark Rx, Inc.(b)                                                                             1,074,345
      13,500   Chiron Corporation(b,c)                                                                            596,700
       9,900   CIGNA Corporation                                                                                  689,337
      81,400   Eli Lilly and Company                                                                            4,888,070
       5,600   Express Scripts, Inc.(b)                                                                           365,904
       8,300   Fisher Scientific International, Inc.(b)                                                           484,139
      26,600   Forest Laboratories, Inc.(b)                                                                     1,196,468
      16,400   Genzyme Corporation(b)                                                                             892,324
      31,000   Gilead Sciences, Inc.                                                                            1,158,780
      22,600   Guidant Corporation                                                                              1,492,504
      34,700   HCA, Inc.                                                                                        1,323,805
      17,500   Health Management Associates, Inc.                                                                 357,525
      11,280   Hospira, Inc.(b)                                                                                   345,168
      11,500   Humana, Inc.(b)                                                                                    229,770
      16,800   IMS Health, Inc.                                                                                   401,856
     213,640   Johnson & Johnson                                                                               12,034,341
      17,400   King Pharmaceuticals, Inc.(b)                                                                      207,756
       6,300   Manor Care, Inc.                                                                                   188,748
      21,142   McKesson Corporation                                                                               542,292
      19,543   Medco Health Solutions, Inc.(b)                                                                    603,879
      17,900   MedImmune, Inc.(b)                                                                                 424,230
      87,000   Medtronic, Inc.                                                                                  4,515,300
     159,700   Merck & Company, Inc.                                                                            5,270,100
       3,600   Millipore Corporation(b)                                                                           172,260
      19,300   Mylan Laboratories, Inc.(c)                                                                        347,400
       9,200   PerkinElmer, Inc.                                                                                  158,424
     543,353   Pfizer, Inc.                                                                                    16,626,602
       7,300   Quest Diagnostics, Inc.                                                                            644,006
     106,000   Schering-Plough Corporation                                                                      2,020,360
      12,742   St. Jude Medical, Inc.(b)                                                                          959,090
      28,900   Stryker Corporation                                                                              1,389,512
      33,500   Tenet Healthcare Corporation(b)                                                                    361,465
      11,800   Thermo Electron Corporation(b)                                                                     318,836
      47,800   UnitedHealth Group, Inc.                                                                         3,524,772
       8,500   Waters Corporation(b)                                                                              374,850
       7,900   Watson Pharmaceuticals, Inc.(b)                                                                    232,734
      11,300   WellPoint Health Networks, Inc.(b)                                                               1,187,517
      96,000   Wyeth Corporation                                                                                3,590,400
      17,650   Zimmer Holdings, Inc.(b)                                                                         1,395,056
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               98,338,615
=========================================================================================================================

Industrials (11.1%)
-------------------------------------------------------------------------------------------------------------------------
      56,300   3M Company                                                                                       4,502,311
      22,900   Allied Waste Industries, Inc.(b)                                                                   202,665
      14,400   American Power Conversion Corporation                                                              250,416
      15,400   American Standard Companies, Inc.                                                                  599,214
      13,900   Apollo Group, Inc.(b)                                                                            1,019,843
       7,900   Avery Dennison Corporation                                                                         519,662
      60,360   Boeing Company                                                                                   3,115,783
      26,792   Burlington Northern Santa Fe Corporation                                                         1,026,402
      24,700   Caterpillar, Inc.                                                                                1,987,115
      75,960   Cendant Corporation                                                                              1,640,736
      12,300   Cintas Corporation                                                                                 517,092
       6,800   Cooper Industries, Ltd.                                                                            401,200
       4,250   Crane Company                                                                                      122,910
      15,500   CSX Corporation                                                                                    514,600
       3,200   Cummins, Inc.(c)                                                                                   236,448
      22,200   Danaher Corporation                                                                              1,138,416
      17,900   Deere & Company                                                                                  1,155,445
       9,000   Delta Air Lines, Inc.(b,c)                                                                          29,610
       3,600   Deluxe Corporation                                                                                 147,672
      14,600   Dover Corporation                                                                                  567,502
      10,900   Eaton Corporation                                                                                  691,169
      30,200   Emerson Electric Company                                                                         1,869,078
       9,800   Equifax, Inc.                                                                                      258,328
      21,660   FedEx Corporation                                                                                1,856,045
       6,000   Fluor Corporation(c)                                                                               267,120
      14,400   General Dynamics Corporation                                                                     1,470,240
     759,800   General Electric Company                                                                        25,514,083
       8,500   Goodrich Corporation                                                                               266,560
      11,900   H&R Block, Inc.(c)                                                                                 588,098
      61,875   Honeywell International, Inc.                                                                    2,218,838
      21,800   Illinois Tool Works, Inc.                                                                        2,031,106
      12,450   Ingersoll-Rand Company                                                                             846,226
       6,600   ITT Industries, Inc.                                                                               527,934
      32,000   Lockheed Martin Corporation                                                                      1,784,960
      31,200   Masco Corporation                                                                                1,077,336
       8,500   Monster Worldwide, Inc.(b)                                                                         209,440
       5,000   Navistar International Corporation(b,c)                                                            185,950
      28,300   Norfolk Southern Corporation                                                                       841,642
      25,798   Northrop Grumman Corporation                                                                     1,375,807
      12,450   PACCAR, Inc.                                                                                       860,544
       9,000   Pall Corporation                                                                                   220,320
       8,550   Parker-Hannifin Corporation                                                                        503,253
      16,600   Pitney Bowes, Inc.                                                                                 732,060
       6,000   Power-One, Inc.(b,c)                                                                                38,880
      15,800   R.R. Donnelley and Sons Company                                                                    494,856
      32,500   Raytheon Company                                                                                 1,234,350
      12,400   Robert Half International, Inc.                                                                    319,548
      13,300   Rockwell Automation, Inc.                                                                          514,710
      12,700   Rockwell Collins, Inc.                                                                             471,678
       4,600   Ryder System, Inc.(c)                                                                              216,384
      56,900   Southwest Airlines Company                                                                         774,978
      10,000   Textron, Inc.                                                                                      642,700
     144,607   Tyco International, Ltd.                                                                         4,433,651
      18,700   Union Pacific Corporation                                                                        1,095,820
      80,900   United Parcel Service, Inc.                                                                      6,141,928
      36,800   United Technologies Corporation                                                                  3,436,384
       6,500   W.W. Grainger, Inc.                                                                                374,725
      41,699   Waste Management, Inc.                                                                           1,140,051
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               87,221,822
=========================================================================================================================

Information Technology (14.9%)
-------------------------------------------------------------------------------------------------------------------------
      58,200   ADC Telecommunications, Inc.(b,c)                                                                  105,342
      17,300   Adobe Systems, Inc.                                                                                855,831
      25,500   Advanced Micro Devices, Inc.(b,c)                                                                  331,500
       9,200   Affiliated Computer Services, Inc.(b)                                                              512,164
      34,915   Agilent Technologies, Inc.(b)                                                                      753,117
      26,800   Altera Corporation(b)                                                                              524,476
      27,200   Analog Devices, Inc.                                                                             1,054,816
      11,575   Andrew Corporation(b,c)                                                                            141,678
      27,900   Apple Computer, Inc.(b)                                                                          1,081,125
     122,200   Applied Materials, Inc.(b)                                                                       2,015,078
      22,500   Applied Micro Circuits Corporation(b,c)                                                             70,425
       8,200   Autodesk, Inc.                                                                                     398,766
      42,000   Automatic Data Processing, Inc.                                                                  1,735,440
      32,576   Avaya, Inc.(b)                                                                                     454,109
      16,100   BMC Software, Inc.(b)                                                                              254,541
      23,200   Broadcom Corporation(b)                                                                            633,128
      41,000   CIENA Corporation(b,c)                                                                              81,180
     486,600   Cisco Systems, Inc.(b)                                                                           8,807,460
      12,200   Citrix Systems, Inc.(b)                                                                            213,744
      42,112   Computer Associates International, Inc.                                                          1,107,546
      13,600   Computer Sciences Corporation(b)                                                                   640,560
      27,800   Compuware Corporation(b)                                                                           143,170
      14,100   Comverse Technology, Inc.(b)                                                                       265,503
      10,300   Convergys Corporation(b,c)                                                                         138,329
     100,300   Corning, Inc.(b)                                                                                 1,111,324
     179,700   Dell, Inc.(b)                                                                                    6,397,320
      21,900   Electronic Arts, Inc.                                                                            1,007,181
      36,900   Electronic Data Systems Corporation                                                                715,491
     173,086   EMC Corporation(b)                                                                               1,997,412
      61,680   First Data Corporation                                                                           2,683,080
      14,100   Fiserv, Inc.(b)                                                                                    491,526
      26,800   Gateway, Inc.(b)                                                                                   132,660
     217,286   Hewlett-Packard Company(c)                                                                       4,074,112
     461,700   Intel Corporation                                                                                9,261,702
     120,600   International Business Machines Corporation                                                     10,340,244
      13,800   Intuit, Inc.(b)                                                                                    626,520
      14,500   Jabil Circuit, Inc.(b)                                                                             333,500
     103,600   JDS Uniphase Corporation(b,c)                                                                      349,132
      14,100   KLA-Tencor Corporation(b)                                                                          584,868
       9,300   Lexmark International, Inc.(b)                                                                     781,293
      22,100   Linear Technology Corporation                                                                      800,904
      27,700   LSI Logic Corporation(b,c)                                                                         119,387
     310,122   Lucent Technologies, Inc.(b,c)                                                                     983,087
      23,400   Maxim Integrated Products, Inc.                                                                    989,586
       6,700   Mercury Interactive Corporation(b)                                                                 233,696
      44,000   Micron Technology, Inc.(b)                                                                         529,320
     782,500   Microsoft Corporation                                                                           21,636,125
      13,600   Molex, Inc.(c)                                                                                     405,552
     169,990   Motorola, Inc.                                                                                   3,066,620
      25,800   National Semiconductor Corporation                                                                 399,642
       6,800   NCR Corporation(b)                                                                                 337,212
      25,700   Network Appliance, Inc.(b)                                                                         591,100
      27,800   Novell, Inc.(b)                                                                                    175,418
      10,300   Novellus Systems, Inc.(b)                                                                          273,877
      12,000   NVIDIA Corporation(b,c)                                                                            174,240
     372,148   Oracle Corporation(b)                                                                            4,197,829
      19,400   Parametric Technology Corporation(b)                                                               102,432
      27,200   Paychex, Inc.                                                                                      820,080
      26,400   PeopleSoft, Inc.(b)                                                                                524,040
      12,700   PMC-Sierra, Inc.(b)                                                                                111,887
       6,600   QLogic Corporation(b,c)                                                                            195,426
     117,100   QUALCOMM, Inc.                                                                                   4,571,584
       9,849   Sabre Holdings Corporation                                                                         241,596
      37,500   Sanmina-SCI Corporation(b)                                                                         264,375
      11,000   Scientific-Atlanta, Inc.                                                                           285,120
      36,400   Siebel Systems, Inc.(b)                                                                            274,456
      69,200   Solectron Corporation(b,c)                                                                         342,540
     239,400   Sun Microsystems, Inc.(b)                                                                          967,176
      20,800   SunGard Data Systems, Inc.(b)                                                                      494,416
      22,700   Symantec Corporation                                                                             1,245,776
      17,200   Symbol Technologies, Inc.                                                                          217,408
       6,500   Tektronix, Inc.                                                                                    216,125
      30,000   Tellabs, Inc.(b,c)                                                                                 275,700
      14,000   Teradyne, Inc.(b,c)                                                                                187,600
     124,600   Texas Instruments, Inc.                                                                          2,651,488
      24,100   Unisys Corporation(b)                                                                              248,712
      31,100   VERITAS Software Corporation(b)                                                                    553,580
      60,400   Xerox Corporation(b)                                                                               850,432
      25,000   Xilinx, Inc.                                                                                       675,000
      97,900   Yahoo!, Inc.                                                                                     3,319,789
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   117,756,726
=========================================================================================================================

Materials (3.0%)
-------------------------------------------------------------------------------------------------------------------------
      16,400   Air Products and Chemicals, Inc.                                                                   891,832
      62,564   Alcoa, Inc.                                                                                      2,101,525
       6,869   Allegheny Technologies, Inc.                                                                       125,359
       8,100   Ball Corporation                                                                                   303,183
       7,700   Bemis Company, Inc.                                                                                204,666
      67,593   Dow Chemical Company                                                                             3,053,852
      71,811   E.I. du Pont de Nemours and Company                                                              3,073,511
       5,600   Eastman Chemical Company                                                                           266,280
      18,500   Ecolab, Inc.                                                                                       581,640
       9,000   Engelhard Corporation                                                                              255,150
      12,700   Freeport-McMoRan Copper & Gold, Inc.(c)                                                            514,350
      18,624   Georgia-Pacific Corporation                                                                        669,533
       3,700   Great Lakes Chemical Corporation                                                                    94,720
       8,000   Hercules, Inc.(b)                                                                                  114,000
       6,800   International Flavors & Fragrances, Inc.                                                           259,760
      34,971   International Paper Company                                                                      1,413,178
       7,900   Louisiana-Pacific Corporation                                                                      205,005
      14,481   MeadWestvaco Corporation                                                                           461,944
      19,189   Monsanto Company                                                                                   698,863
      31,948   Newmont Mining Corporation                                                                       1,454,592
       5,700   Nucor Corporation(c)                                                                               520,809
      10,800   Pactiv Corporation(b,c)                                                                            251,100
       6,770   Phelps Dodge Corporation                                                                           623,043
      12,400   PPG Industries, Inc.                                                                               759,872
      23,400   Praxair, Inc.                                                                                    1,000,116
      16,113   Rohm and Haas Company                                                                              692,376
       6,076   Sealed Air Corporation(b)                                                                          281,623
       5,000   Sigma-Aldrich Corporation(c)                                                                       290,000
       4,000   Temple-Inland, Inc.                                                                                268,600
       8,200   United States Steel Corporation(c)                                                                 308,484
       7,400   Vulcan Materials Company                                                                           377,030
      17,200   Weyerhaeuser Company                                                                             1,143,456
       6,300   Worthington Industries, Inc.                                                                       134,505
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 23,393,957
=========================================================================================================================

Telecommunication Services (3.5%)
-------------------------------------------------------------------------------------------------------------------------
      22,200   ALLTEL Corporation(c)                                                                            1,219,002
      57,232   AT&T Corporation                                                                                   819,562
     196,441   AT&T Wireless Services, Inc.(b)                                                                  2,903,398
     131,700   BellSouth Corporation                                                                            3,571,704
       9,700   CenturyTel, Inc.                                                                                   332,128
      23,900   Citizens Communications Company                                                                    320,021
      80,100   Nextel Communications, Inc.(b)                                                                   1,909,584
     130,672   Qwest Communications International, Inc.(b)                                                        435,138
     238,460   SBC Communications, Inc.                                                                         6,188,037
     104,550   Sprint Corporation (FON Group)                                                                   2,104,592
     199,196   Verizon Communications, Inc.                                                                     7,844,338
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                27,647,504
=========================================================================================================================

Utilities (2.7%)
-------------------------------------------------------------------------------------------------------------------------
      46,500   AES Corporation(b)                                                                                 464,535
       9,100   Allegheny Energy, Inc.(b,c)                                                                        145,236
      14,000   Ameren Corporation                                                                                 646,100
      28,460   American Electric Power Company, Inc.                                                              909,582
      31,900   Calpine Corporation(b,c)                                                                            92,510
      22,173   CenterPoint Energy, Inc.                                                                           229,712
      13,000   Cinergy Corporation                                                                                514,800
      11,600   CMS Energy Corporation(b,c)                                                                        110,432
      17,400   Consolidated Edison, Inc.                                                                          731,496
      12,600   Constellation Energy Group, Inc.                                                                   501,984
      23,747   Dominion Resources, Inc.                                                                         1,549,492
      12,500   DTE Energy Company(c)                                                                              527,375
      67,516   Duke Energy Corporation                                                                          1,545,441
      27,300   Dynegy, Inc.(b,c)                                                                                  136,227
      23,400   Edison International, Inc.                                                                         620,334
      16,300   Entergy Corporation                                                                                987,943
      47,524   Exelon Corporation                                                                               1,743,656
      23,700   FirstEnergy Corporation                                                                            973,596
      13,300   FPL Group, Inc.                                                                                    908,656
      11,500   KeySpan Corporation                                                                                450,800
       3,200   Nicor, Inc.(c)                                                                                     117,440
      19,009   NiSource, Inc.                                                                                     399,379
      28,900   Pacific Gas & Electric Corporation(b)                                                              878,560
       2,700   Peoples Energy Corporation(c)                                                                      112,536
       6,600   Pinnacle West Capital Corporation                                                                  273,900
      13,600   PPL Corporation                                                                                    641,648
      17,720   Progress Energy, Inc.                                                                              750,265
      17,100   Public Service Enterprise Group, Inc.(c)                                                           728,460
      16,675   Sempra Energy(d)                                                                                   603,468
      53,100   Southern Company(c)                                                                              1,591,938
      14,300   TECO Energy, Inc.(c)                                                                               193,479
      21,317   TXU Corporation                                                                                  1,021,511
      28,805   Xcel Energy, Inc.                                                                                  498,903
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 21,601,394
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $681,543,671)                                                         749,066,210
=========================================================================================================================

   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (3.3%)          Interest Rate(f)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $783,080   BNP Paribas Letter of Credit                                     0.150%        4/21/2005          $783,080
     460,635   JP Morgan Chase Letter of Credit                                 0.150        11/20/2004           460,635
  25,192,025   Thrivent Financial Securities Lending Trust                      1.760               N/A        25,192,024
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $26,435,739)                                                                                    26,435,739
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (1.8%)                         Interest Rate(f)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   7,240,408   Thrivent Money Market Portfolio(d)                               1.300%              N/A        $7,240,408
  $6,750,000   Ventures Business Trust(d)                                       1.880         10/1/2004         6,750,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                13,990,408
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $721,969,818)                                                         $789,492,357
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At September 30, 2004, $832,000 in cash was pledged
    as the initial margin deposit for open financial
    futures contracts. In addition, shares of Sempra
    Energy common stock valued at $603,468 and
    $13,990,408 of Short-Term Investments were earmarked
    as collateral to cover open financial futures
    contracts as follows:

                                                                                            Notional
                           Number of        Expiration                                      Principal      Unrealized
Type                       Contracts          Date          Position       Value             Amount           Loss
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Futures               53          December 2004       Long       $14,772,425       $14,833,306       $60,881

(f) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Real Estate Securities Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (93.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (4.5%)
-------------------------------------------------------------------------------------------------------------------------
       1,000   Beazer Homes USA, Inc.                                                                            $106,890
      10,000   Fairmont Hotels & Resorts Inc.                                                                     273,200
      75,000   Hilton Hotels Corporation                                                                        1,413,000
     115,600   Jameson Inns, Inc.(b)                                                                              205,768
       1,500   KB Home                                                                                            126,735
      37,500   La Quinta Corporation(b)                                                                           292,500
       3,500   Standard Pacific Corporation                                                                       197,295
      68,000   Starwood Hotels & Resorts Worldwide, Inc.                                                        3,156,560
       5,000   WCI Communities, Inc.(b)                                                                           116,500
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     5,888,448
=========================================================================================================================

Financials (89.3%)
-------------------------------------------------------------------------------------------------------------------------
       7,000   Affordable Residential Communities(c)                                                              102,200
      23,000   Alexandria Real Estate Equities, Inc.                                                            1,511,560
      45,500   AMB Property Corporation                                                                         1,684,410
      35,000   American Financial Realty Trust                                                                    493,850
       5,800   Amli Residential Properties Trust(c)                                                               177,190
      35,000   Apartment Investment & Management Company                                                        1,217,300
     112,000   Archstone-Smith Trust                                                                            3,543,680
      58,000   Arden Realty Group, Inc.                                                                         1,889,640
      12,500   Associated Estates Realty Corporation                                                              124,875
      53,000   Avalonbay Communities, Inc.                                                                      3,191,660
       7,000   Bedford Property Investors, Inc.(c)                                                                212,380
      17,500   BioMed Realty Trust Inc.                                                                           307,825
      71,500   Boston Properties, Inc.                                                                          3,960,385
      13,000   Boykin Lodging Company(c)                                                                          109,330
      26,000   Brandywine Realty Trust                                                                            740,480
      29,000   BRE Properties, Inc.                                                                             1,112,150
      78,100   Brookfield Properties Corporation                                                                2,519,506
      29,000   Camden Property Trust                                                                            1,339,800
      11,000   Capital Automotive REIT                                                                            343,970
      42,000   CarrAmerica Realty Corporation                                                                   1,373,400
      68,000   Catellus Development Corporation                                                                 1,802,680
      27,500   CBL & Associates Properties, Inc.                                                                1,676,125
       4,000   Cedar Shopping Centers Inc.                                                                         55,800
      39,000   CenterPoint Properties Trust                                                                     1,699,620
       5,000   Colonial Properties Trust                                                                          201,100
       6,400   Commercial Net Lease Realty, Inc.(c)                                                               116,608
       6,500   Cornerstone Realty Income Trust(c)                                                                  63,440
      30,000   Corporate Office Properties Trust                                                                  768,600
       9,600   Cousins Properties, Inc.                                                                           329,376
      37,100   Crescent Real Estate Equities Company                                                              583,954
      86,000   Developers Diversified Realty Corporation                                                        3,366,900
      54,000   Duke Realty Corporation                                                                          1,792,800
       9,000   Eastgroup Properties, Inc.                                                                         298,800
       7,500   Entertainment Properties Trust                                                                     283,500
      11,000   Equity Inns, Inc.                                                                                  108,680
     108,100   Equity Office Properties Trust                                                                   2,945,725
      20,000   Equity One, Inc.(c)                                                                                392,400
     136,000   Equity Residential REIT                                                                          4,216,000
      16,000   Essex Property Trust, Inc.                                                                       1,149,600
      30,000   Federal Realty Investment Trust                                                                  1,320,000
      15,000   FelCor Lodging Trust, Inc.(b,c)                                                                    169,650
       3,000   First Industrial Realty Trust, Inc.(c)                                                             110,700
       5,000   First Potomac Realty Trust                                                                         103,300
       9,000   Forest City Enterprises                                                                            495,900
       8,000   Fremont General Corporation(c)                                                                     185,200
       4,500   Gables Residential Trust                                                                           153,675
     170,000   General Growth Properties, Inc.                                                                  5,270,000
      32,500   Glenborough Realty Trust, Inc.                                                                     675,025
       7,000   Glimcher Realty Trust(c)                                                                           170,100
      16,000   Health Care Property Investors, Inc.                                                               416,000
      12,500   Health Care REIT, Inc.                                                                             440,000
       6,500   Healthcare Realty Trust, Inc.                                                                      253,760
       8,500   Heritage Property Investment Trust(c)                                                              247,945
      15,000   Highland Hospitality Corporation(c)                                                                171,000
      22,500   Highwoods Properties, Inc.                                                                         553,725
       8,800   Home Properties Inc.                                                                               348,128
       6,500   Hospitality Properties Trust                                                                       276,185
     188,900   Host Marriott Corporation(b)                                                                     2,650,267
      28,000   HRPT Properties Trust                                                                              307,720
       2,500   Impac Mortgage Holdings, Inc.                                                                       65,750
      15,000   Inland Real Estate Corporation                                                                     219,750
      10,000   Innkeepers USA Trust                                                                               124,400
      30,500   iStar Financial, Inc.                                                                            1,257,515
      13,500   Kilroy Realty Corporation                                                                          513,405
      35,000   Kimco Realty Corporation                                                                         1,795,500
      15,000   Kite Realty Group Trust                                                                            197,250
       5,000   Kramont Realty Trust(c)                                                                             93,000
      20,000   LaSalle Hotel Properties                                                                           552,000
      10,000   Lexington Corporate Properties Trust                                                               217,100
      44,000   Liberty Property Trust                                                                           1,752,960
      11,000   LTC Properties, Inc.(c)                                                                            196,790
      43,500   Macerich Company                                                                                 2,318,115
      37,000   Mack-Cali Realty Corporation                                                                     1,639,100
      12,500   Maguire Properties, Inc.(c)                                                                        303,875
      13,000   Manufactured Home Communities, Inc.                                                                432,120
      50,000   MeriStar Hospitality Corporation(b)                                                                272,500
       3,000   Mid-America Apartment Communities, Inc.(c)                                                         116,850
      32,500   Mills Corporation                                                                                1,685,775
      10,000   MortgageIT Holdings, Inc.(b)                                                                       144,500
       7,500   National Health Investors, Inc.                                                                    213,300
      14,500   Nationwide Health Properties, Inc.(c)                                                              300,875
       3,500   New Century Financial(b)                                                                           210,770
       2,000   New Century Financial Corporation(c)                                                               120,440
      11,500   New Plan Excel Realty Trust, Inc.(c)                                                               287,500
      10,000   Omega Healthcare Investors, Inc.                                                                   107,600
      25,000   Pan Pacific Retail Properties, Inc.                                                              1,352,500
       6,000   Parkway Properties, Inc.(c)                                                                        278,700
      11,500   Penn Real Estate Investment Trust                                                                  444,590
      18,000   Plum Creek Timber Company, Inc.                                                                    630,540
      13,000   Post Properties, Inc.                                                                              388,700
      30,000   Prentiss Properties Trust                                                                        1,080,000
     142,500   ProLogis Trust                                                                                   5,021,700
      13,600   PS Business Parks, Inc.                                                                            541,960
      40,000   Public Storage, Inc.                                                                             1,982,000
      13,000   Ramco-Gershenson Properties Trust(c)                                                               352,040
       4,000   Rayonier, Inc. REIT                                                                                180,960
       3,000   Realty Income Corporation(c)                                                                       135,090
      39,000   Reckson Associates Realty Corporation                                                            1,121,250
       2,000   Redwood Trust, Inc.                                                                                124,840
      52,000   Regency Centers Corporation                                                                      2,417,480
      30,000   Rouse Company                                                                                    2,006,400
       3,200   Saul Centers, Inc.                                                                                 105,216
       5,000   Saxon Capital, Inc.(b)                                                                             107,500
       3,200   Senior Housing Property Trust                                                                       57,024
      28,500   Shurgard Storage Centers, Inc.                                                                   1,105,800
     127,900   Simon Property Group, Inc.                                                                       6,859,277
      46,500   SL Green Realty Corporation                                                                      2,409,165
       3,000   Sovran Self Storage, Inc.                                                                          117,540
      10,000   St. Joe Company                                                                                    477,700
      11,000   Summit Properties, Inc.                                                                            297,550
       7,500   Sun Communities, Inc.                                                                              293,925
       8,000   Tanger Factory Outlet Centers, Inc.                                                                358,240
      35,000   Taubman Centers, Inc.                                                                              904,050
      45,800   Trizec Properties, Inc.                                                                            731,426
      10,500   U.S. Restaurant Properties, Inc.(c)                                                                177,345
      81,600   United Dominion Realty Trust, Inc.                                                               1,618,128
      10,000   Urstadt Biddle Properties(c)                                                                       152,400
      23,000   Ventas, Inc.                                                                                       596,160
      61,000   Vornado Realty Trust                                                                             3,823,480
      28,000   Weingarten Realty Investors                                                                        924,280
       7,500   Windrose Medical Properties Trust                                                                   97,425
      10,000   Winston Hotels, Inc.(c)                                                                            107,000
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               116,643,700
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $111,260,143)                                                         122,532,148
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (3.0%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   3,929,788   Thrivent Financial Securities Lending Trust                      1.760%              N/A        $3,929,788
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $3,929,788)                                                                                      3,929,788
=========================================================================================================================
      Shares   Short-Term Investments (3.2%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   4,169,003   Thrivent Money Market Portfolio                                  1.300%              N/A        $4,169,003
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 4,169,003
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $119,358,934)                                                         $130,630,939
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Balanced Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

      Shares   Common Stock (52.0%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (5.8%)
-------------------------------------------------------------------------------------------------------------------------
      11,600   Autonation, Inc.(b,c)                                                                             $198,128
       3,600   AutoZone, Inc.(b)                                                                                  278,100
      13,100   Bed Bath & Beyond, Inc.(b)                                                                         486,141
      14,150   Best Buy Company, Inc.                                                                             767,496
       5,000   Big Lots, Inc.(b,c)                                                                                 61,150
       3,500   Black & Decker Corporation                                                                         271,040
       3,800   Boise Cascade Corporation                                                                          126,464
       4,200   Brunswick Corporation                                                                              192,192
      27,500   Carnival Corporation                                                                             1,300,475
       5,400   Centex Corporation                                                                                 272,484
       8,600   Circuit City Stores, Inc.(c)                                                                       131,924
      25,600   Clear Channel Communications, Inc.                                                                 797,952
       8,200   Coach, Inc.                                                                                        347,844
      97,077   Comcast Corporation(b)                                                                           2,741,454
       3,200   Cooper Tire & Rubber Company                                                                        64,544
       6,479   Dana Corporation                                                                                   114,614
       6,900   Darden Restaurants, Inc.                                                                           160,908
      24,376   Delphi Corporation(c)                                                                              226,453
       3,600   Dillard's, Inc.(c)                                                                                  71,064
      14,222   Dollar General Corporation(c)                                                                      286,573
       3,600   Dow Jones & Company, Inc.(c)                                                                       146,196
      12,400   Eastman Kodak Company(c)                                                                           399,528
      28,700   eBay, Inc.(b)                                                                                    2,638,678
       7,300   Family Dollar Stores, Inc.                                                                         197,830
       7,800   Federated Department Stores, Inc.                                                                  354,354
      79,500   Ford Motor Company                                                                               1,116,975
       6,300   Fortune Brands, Inc.                                                                               466,767
      11,600   Gannett Company, Inc.                                                                              971,616
      39,300   Gap, Inc.                                                                                          734,910
      24,500   General Motors Corporation(c)                                                                    1,040,760
       7,600   Genuine Parts Company                                                                              291,688
       7,600   Goodyear Tire & Rubber Company(b)                                                                   81,624
      12,800   Harley-Davidson, Inc.                                                                              760,832
       4,900   Harrah's Entertainment, Inc.                                                                       259,602
       7,700   Hasbro, Inc.                                                                                       144,760
      16,700   Hilton Hotels Corporation                                                                          314,628
      95,400   Home Depot, Inc.                                                                                 3,739,680
      15,000   International Game Technology                                                                      539,250
      18,300   Interpublic Group of Companies, Inc.(b)                                                            193,797
      12,500   J.C. Penney Company, Inc.(c)                                                                       441,000
       8,300   Johnson Controls, Inc.                                                                             471,523
       5,400   Jones Apparel Group, Inc.                                                                          193,320
       2,000   KB Home(c)                                                                                         168,980
       3,400   Knight-Ridder, Inc.                                                                                222,530
      14,800   Kohl's Corporation(b)                                                                              713,212
       8,300   Leggett & Platt, Inc.                                                                              233,230
      20,562   Limited Brands, Inc.                                                                               458,327
       4,700   Liz Claiborne, Inc.                                                                                177,284
      33,900   Lowe's Companies, Inc.                                                                           1,842,465
       9,900   Marriott International, Inc.                                                                       514,404
      18,025   Mattel, Inc.                                                                                       326,793
      12,700   May Department Stores Company                                                                      325,501
       3,400   Maytag Corporation(c)                                                                               62,458
      54,600   McDonald's Corporation                                                                           1,530,438
       8,300   McGraw-Hill Companies, Inc.                                                                        661,427
       2,200   Meredith Corporation                                                                               113,036
       6,400   New York Times Company(c)                                                                          250,240
      11,926   Newell Rubbermaid, Inc.                                                                            238,997
      11,400   NIKE, Inc.                                                                                         898,320
       6,100   Nordstrom, Inc.                                                                                    233,264
      13,600   Office Depot, Inc.(b)                                                                              204,408
       8,100   Omnicom Group, Inc.                                                                                591,786
       5,500   Pulte Homes, Inc.                                                                                  337,535
       6,900   RadioShack Corporation                                                                             197,616
       2,600   Reebok International, Ltd.                                                                          95,472
       9,200   Sears, Roebuck and Company(c)                                                                      366,620
       6,200   Sherwin-Williams Company                                                                           272,552
       2,500   Snap-On, Inc.(c)                                                                                    68,900
       3,600   Stanley Works(c)                                                                                   153,108
      21,600   Staples, Inc.                                                                                      644,112
      17,300   Starbucks Corporation(b)                                                                           786,458
       9,000   Starwood Hotels & Resorts Worldwide, Inc.                                                          417,780
      39,200   Target Corporation                                                                               1,773,800
       6,300   Tiffany & Company                                                                                  193,662
     198,650   Time Warner, Inc.(b)                                                                             3,206,211
      21,200   TJX Companies, Inc.                                                                                467,248
       9,300   Toys 'R' Us, Inc.(b,c)                                                                             164,982
      13,800   Tribune Company                                                                                    567,870
      14,000   Univision Communications, Inc.(b)                                                                  442,540
       4,800   VF Corporation                                                                                     237,360
      75,325   Viacom, Inc.                                                                                     2,527,907
       5,656   Visteon Corporation                                                                                 45,191
      89,287   Walt Disney Company(d)                                                                           2,013,422
       4,900   Wendy's International, Inc.                                                                        164,640
       2,900   Whirlpool Corporation                                                                              174,261
      12,660   Yum! Brands, Inc.                                                                                  514,756
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    49,997,421
=========================================================================================================================

Consumer Staples (5.5%)
-------------------------------------------------------------------------------------------------------------------------
       1,600   Adolph Coors Company(c)                                                                            108,672
       3,900   Alberto-Culver Company                                                                             169,572
      16,022   Albertson's, Inc.(c)                                                                               383,406
      89,100   Altria Group, Inc.(d)                                                                            4,191,264
      34,800   Anheuser-Busch Companies, Inc.(d)                                                                1,738,260
      28,241   Archer-Daniels-Midland Company                                                                     479,532
      20,500   Avon Products, Inc.                                                                                895,440
       5,300   Brown-Forman Corporation(c)                                                                        242,740
      17,800   Campbell Soup Company                                                                              467,962
       9,300   Clorox Company                                                                                     495,690
     105,400   Coca-Cola Company(d)                                                                             4,221,270
      20,400   Coca-Cola Enterprises, Inc.                                                                        385,560
      23,100   Colgate-Palmolive Company                                                                        1,043,658
      23,000   ConAgra Foods, Inc.                                                                                591,330
      20,000   Costco Wholesale Corporation                                                                       831,200
      17,300   CVS Corporation                                                                                    728,849
      16,500   General Mills, Inc.                                                                                740,850
      43,500   Gillette Company(d)                                                                              1,815,690
      15,150   H.J. Heinz Company                                                                                 545,703
      10,700   Hershey Foods Corporation                                                                          499,797
      18,000   Kellogg Company                                                                                    767,880
      21,480   Kimberly-Clark Corporation                                                                       1,387,393
      32,100   Kroger Company(b)                                                                                  498,192
       6,000   McCormick & Company, Inc.                                                                          206,040
      11,000   Pepsi Bottling Group, Inc.                                                                         298,650
      73,620   PepsiCo, Inc.                                                                                    3,581,613
     110,400   Procter & Gamble Company                                                                         5,974,848
       6,400   Reynolds American, Inc.(c)                                                                         435,456
      19,400   Safeway, Inc.(b)                                                                                   374,614
      34,500   Sara Lee Corporation                                                                               788,670
       5,900   SUPERVALU, Inc.                                                                                    162,545
      27,800   SYSCO Corporation(c)                                                                               831,776
       7,200   UST, Inc.                                                                                          289,872
     184,300   Wal-Mart Stores, Inc.(d)                                                                         9,804,760
      44,500   Walgreen Company                                                                                 1,594,435
       9,800   William Wrigley Jr. Company                                                                        620,438
       6,200   Winn-Dixie Stores, Inc.(c)                                                                          19,158
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          48,212,785
=========================================================================================================================

Energy (3.8%)
-------------------------------------------------------------------------------------------------------------------------
       4,000   Amerada Hess Corporation                                                                           356,000
      10,818   Anadarko Petroleum Corporation                                                                     717,882
      14,168   Apache Corporation                                                                                 709,958
       3,100   Ashland, Inc.                                                                                      173,848
      14,520   Baker Hughes, Inc.                                                                                 634,814
       7,000   BJ Services Company                                                                                366,870
      17,134   Burlington Resources, Inc.                                                                         699,067
      92,496   ChevronTexaco Corporation                                                                        4,961,485
      27,886   Coastal Corporation                                                                                256,272
      29,940   ConocoPhillips Company                                                                           2,480,529
      10,500   Devon Energy Corporation                                                                           745,605
       5,100   EOG Resources, Inc.                                                                                335,835
     282,572   Exxon Mobil Corporation(d)                                                                      13,656,705
      19,200   Halliburton Company                                                                                646,848
       6,580   Kerr-McGee Corporation                                                                             376,705
       5,400   Kinder Morgan, Inc.                                                                                339,228
      15,000   Marathon Oil Corporation                                                                           619,200
       6,500   Nabors Industries, Ltd.(b)                                                                         307,775
       5,800   Noble Corporation(b)                                                                               260,710
      17,000   Occidental Petroleum Corporation                                                                   950,810
       4,600   Rowan Companies, Inc.(b)                                                                           121,440
      25,600   Schlumberger, Ltd.                                                                               1,723,136
       3,300   Sunoco, Inc.(c)                                                                                    244,134
      13,936   Transocean, Inc.(b,c)                                                                              498,630
      11,500   Unocal Corporation                                                                                 494,500
       5,600   Valero Energy Corporation                                                                          449,176
      22,700   Williams Companies, Inc.                                                                           274,670
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    33,401,832
=========================================================================================================================

Financials (10.8%)
-------------------------------------------------------------------------------------------------------------------------
      12,300   ACE, Ltd.                                                                                          492,738
      22,000   AFLAC, Inc.                                                                                        862,620
      30,096   Allstate Corporation                                                                             1,444,307
       4,750   Ambac Financial Group, Inc.(c)                                                                     379,762
      55,100   American Express Company(d)                                                                      2,835,446
     113,202   American International Group, Inc.(d)                                                            7,696,604
      15,400   AmSouth Bancorporation(c)                                                                          375,760
      13,750   Aon Corporation                                                                                    395,175
       4,100   Apartment Investment & Management Company                                                          142,598
     176,712   Bank of America Corporation(d)                                                                   7,656,931
      33,800   Bank of New York Company, Inc.                                                                     985,946
      24,100   BB&T Corporation(c)                                                                                956,529
       4,478   Bear Stearns Companies, Inc.                                                                       430,649
      10,500   Capital One Financial Corporation                                                                  775,950
      59,325   Charles Schwab Corporation                                                                         545,197
       8,300   Chubb Corporation                                                                                  583,324
       7,325   Cincinnati Financial Corporation                                                                   301,936
     224,989   Citigroup, Inc.                                                                                  9,926,515
       7,400   Comerica, Inc.(c)                                                                                  439,190
      24,498   Countrywide Financial Corporation                                                                  964,976
      16,200   E*TRADE Financial Corporation(b)                                                                   185,004
      17,500   Equity Office Properties Trust                                                                     476,875
      12,200   Equity Residential REIT                                                                            378,200
      29,800   Federal Home Loan Mortgage Corporation                                                           1,944,152
      42,000   Federal National Mortgage Corporation                                                            2,662,800
       4,700   Federated Investors, Inc.(c)                                                                       133,668
      24,716   Fifth Third Bancorp(d)                                                                           1,216,522
       5,400   First Horizon National Corporation(c)                                                              234,144
      10,800   Franklin Resources, Inc.                                                                           602,208
       6,600   Golden West Financial Corporation                                                                  732,270
      21,100   Goldman Sachs Group, Inc.                                                                        1,967,364
      12,700   Hartford Financial Services Group, Inc.                                                            786,511
      10,016   Huntington Bancshares, Inc.(c)                                                                     249,499
     154,698   J.P. Morgan Chase & Company                                                                      6,146,152
      10,400   Janus Capital Group, Inc.                                                                          141,544
       5,900   Jefferson-Pilot Corporation                                                                        292,994
      17,700   KeyCorp                                                                                            559,320
      11,800   Lehman Brothers Holdings, Inc.                                                                     940,696
       7,600   Lincoln National Corporation                                                                       357,200
       8,100   Loews Corporation(c)                                                                               473,850
       5,100   M&T Bank Corporation                                                                               488,070
      22,600   Marsh & McLennan Companies, Inc.                                                                 1,034,176
       9,700   Marshall & Ilsley Corporation                                                                      390,910
       6,200   MBIA, Inc.                                                                                         360,902
      55,505   MBNA Corporation                                                                                 1,398,726
      18,400   Mellon Financial Corporation                                                                       509,496
      40,800   Merrill Lynch & Company, Inc.                                                                    2,028,576
      32,600   MetLife, Inc.                                                                                    1,259,990
       4,300   MGIC Investment Corporation                                                                        286,165
       6,400   Moody's Corporation(c)                                                                             468,800
      47,690   Morgan Stanley and Company                                                                       2,351,117
      28,800   National City Corporation                                                                        1,112,256
      13,300   North Fork Bancorporation, Inc.(c)                                                                 591,185
       9,500   Northern Trust Corporation                                                                         387,600
       8,000   Plum Creek Timber Company, Inc.                                                                    280,240
      12,300   PNC Financial Services Group, Inc.                                                                 665,430
      13,600   Principal Financial Group, Inc.                                                                    489,192
       9,400   Progressive Corporation                                                                            796,650
       7,900   ProLogis Trust                                                                                     278,396
      12,700   Providian Financial Corporation(b)                                                                 197,358
      22,500   Prudential Financial, Inc.                                                                       1,058,400
      20,088   Regions Financial Corporation                                                                      664,107
       5,500   SAFECO Corporation(c)                                                                              251,075
       9,000   Simon Property Group, Inc.                                                                         482,670
      18,900   SLM Corporation                                                                                    842,940
      14,500   SouthTrust Corporation                                                                             604,070
      14,900   Sovereign Bancorp, Inc.                                                                            325,118
      29,025   St. Paul Travelers Companies, Inc.                                                                 959,566
      14,600   State Street Corporation                                                                           623,566
      15,200   SunTrust Banks, Inc.                                                                             1,070,232
      13,450   Synovus Financial Corporation(c)                                                                   351,718
       5,500   T. Rowe Price Group, Inc.(c)                                                                       280,170
       4,800   Torchmark Corporation                                                                              255,264
      81,621   U.S. Bancorp                                                                                     2,358,847
      12,858   UnumProvident Corporation(c)                                                                       201,742
      56,910   Wachovia Corporation                                                                             2,671,924
      37,875   Washington Mutual, Inc.                                                                          1,480,155
      73,360   Wells Fargo & Company                                                                            4,374,457
       6,000   XL Capital, Ltd.                                                                                   443,940
       3,900   Zions Bancorporation                                                                               238,056
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                93,586,378
=========================================================================================================================

Health Care (6.8%)
-------------------------------------------------------------------------------------------------------------------------
      67,800   Abbott Laboratories(d)                                                                           2,872,008
       6,714   Aetna, Inc.                                                                                        670,930
       5,700   Allergan, Inc.                                                                                     413,535
       4,900   AmerisourceBergen Corporation                                                                      263,179
      54,952   Amgen, Inc.(b)                                                                                   3,114,679
       6,100   Anthem, Inc.(b)                                                                                    532,225
       8,800   Applera Corporation (Applied Biosystems Group)                                                     166,056
       2,300   Bausch & Lomb, Inc.                                                                                152,835
      26,700   Baxter International, Inc.                                                                         858,672
      10,900   Becton, Dickinson and Company                                                                      563,530
      14,730   Biogen Idec, Inc.(b)                                                                               901,034
      11,050   Biomet, Inc.                                                                                       518,024
      36,600   Boston Scientific Corporation                                                                    1,454,118
      84,500   Bristol-Myers Squibb Company                                                                     2,000,115
       4,600   C.R. Bard, Inc.                                                                                    260,498
      18,675   Cardinal Health, Inc.                                                                              817,405
      20,200   Caremark Rx, Inc.(b)                                                                               647,814
       8,200   Chiron Corporation(b,c)                                                                            362,440
       6,000   CIGNA Corporation                                                                                  417,780
      49,100   Eli Lilly and Company                                                                            2,948,455
       3,400   Express Scripts, Inc.(b)                                                                           222,156
       5,000   Fisher Scientific International, Inc.(b)                                                           291,650
      16,100   Forest Laboratories, Inc.(b)                                                                       724,178
       9,900   Genzyme Corporation(b)                                                                             538,659
      18,700   Gilead Sciences, Inc.                                                                              699,006
      13,700   Guidant Corporation                                                                                904,748
      20,950   HCA, Inc.                                                                                          799,242
      10,600   Health Management Associates, Inc.                                                                 216,558
       6,730   Hospira, Inc.(b)                                                                                   205,938
       6,900   Humana, Inc.(b)                                                                                    137,862
      10,200   IMS Health, Inc.                                                                                   243,984
     128,906   Johnson & Johnson                                                                                7,261,275
      10,533   King Pharmaceuticals, Inc.(b)                                                                      125,764
       3,800   Manor Care, Inc.                                                                                   113,848
      12,780   McKesson Corporation                                                                               327,807
      11,855   Medco Health Solutions, Inc.(b)                                                                    366,320
      10,800   MedImmune, Inc.(b)                                                                                 255,960
      52,500   Medtronic, Inc.                                                                                  2,724,750
      96,400   Merck & Company, Inc.                                                                            3,181,200
       2,200   Millipore Corporation(b)                                                                           105,270
      11,700   Mylan Laboratories, Inc.(c)                                                                        210,600
       5,600   PerkinElmer, Inc.                                                                                   96,432
     327,951   Pfizer, Inc.                                                                                    10,035,301
       4,400   Quest Diagnostics, Inc.                                                                            388,168
      64,000   Schering-Plough Corporation                                                                      1,219,840
       7,690   St. Jude Medical, Inc.(b)                                                                          578,826
      17,400   Stryker Corporation(c)                                                                             836,592
      20,250   Tenet Healthcare Corporation(b)                                                                    218,498
       7,100   Thermo Electron Corporation(b)                                                                     191,842
      28,900   UnitedHealth Group, Inc.                                                                         2,131,086
       5,100   Waters Corporation(b)                                                                              224,910
       4,800   Watson Pharmaceuticals, Inc.(b)                                                                    141,408
       6,800   WellPoint Health Networks, Inc.(b)                                                                 714,612
      57,900   Wyeth Corporation                                                                                2,165,460
      10,690   Zimmer Holdings, Inc.(b)                                                                           844,938
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               59,380,020
=========================================================================================================================

Industrials (6.1%)
-------------------------------------------------------------------------------------------------------------------------
      34,000   3M Company                                                                                       2,718,980
      13,800   Allied Waste Industries, Inc.(b,c)                                                                 122,130
       8,700   American Power Conversion Corporation                                                              151,293
       9,300   American Standard Companies, Inc.                                                                  361,863
       8,400   Apollo Group, Inc.(b)                                                                              616,308
       4,800   Avery Dennison Corporation                                                                         315,744
      36,428   Boeing Company(d)                                                                                1,880,413
      16,192   Burlington Northern Santa Fe Corporation                                                           620,316
      14,900   Caterpillar, Inc.                                                                                1,198,705
      45,860   Cendant Corporation                                                                                990,576
       7,400   Cintas Corporation                                                                                 311,096
       4,100   Cooper Industries, Ltd.                                                                            241,900
       2,550   Crane Company                                                                                       73,746
       9,300   CSX Corporation                                                                                    308,760
       1,900   Cummins, Inc.(c)                                                                                   140,391
      13,400   Danaher Corporation                                                                                687,152
      10,800   Deere & Company                                                                                    697,140
       5,500   Delta Air Lines, Inc.(b,c)                                                                          18,095
       2,200   Deluxe Corporation                                                                                  90,244
       8,800   Dover Corporation                                                                                  342,056
       6,600   Eaton Corporation                                                                                  418,506
      18,200   Emerson Electric Company                                                                         1,126,398
       5,900   Equifax, Inc.                                                                                      155,524
      13,040   FedEx Corporation                                                                                1,117,398
       3,600   Fluor Corporation(c)                                                                               160,272
       8,700   General Dynamics Corporation                                                                       888,270
     458,600   General Electric Company                                                                        15,399,790
       5,200   Goodrich Corporation                                                                               163,072
       7,200   H&R Block, Inc.(c)                                                                                 355,824
      37,337   Honeywell International, Inc.                                                                    1,338,905
      13,100   Illinois Tool Works, Inc.                                                                        1,220,527
       7,500   Ingersoll-Rand Company                                                                             509,775
       4,000   ITT Industries, Inc.                                                                               319,960
      19,300   Lockheed Martin Corporation                                                                      1,076,554
      18,800   Masco Corporation                                                                                  649,164
       5,200   Monster Worldwide, Inc.(b)                                                                         128,128
       3,000   Navistar International Corporation(b,c)                                                            111,570
      17,100   Norfolk Southern Corporation                                                                       508,554
      15,606   Northrop Grumman Corporation                                                                       832,268
       7,500   PACCAR, Inc.                                                                                       518,400
       5,400   Pall Corporation                                                                                   132,192
       5,200   Parker-Hannifin Corporation                                                                        306,072
      10,000   Pitney Bowes, Inc.                                                                                 441,000
       3,600   Power-One, Inc.(b,c)                                                                                23,328
       9,500   R.R. Donnelley and Sons Company(c)                                                                 297,540
      19,600   Raytheon Company                                                                                   744,408
       7,500   Robert Half International, Inc.                                                                    193,275
       8,000   Rockwell Automation, Inc.                                                                          309,600
       7,700   Rockwell Collins, Inc.(c)                                                                          285,978
       2,800   Ryder System, Inc.(c)                                                                              131,712
      34,280   Southwest Airlines Company                                                                         466,894
       6,000   Textron, Inc.(c)                                                                                   385,620
      87,263   Tyco International, Ltd.                                                                         2,675,484
      11,300   Union Pacific Corporation                                                                          662,180
      48,800   United Parcel Service, Inc.                                                                      3,704,896
      22,200   United Technologies Corporation                                                                  2,073,036
       4,000   W.W. Grainger, Inc.                                                                                230,600
      25,230   Waste Management, Inc.                                                                             689,788
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               52,639,370
=========================================================================================================================

Information Technology (8.2%)
-------------------------------------------------------------------------------------------------------------------------
      35,100   ADC Telecommunications, Inc.(b,c)                                                                   63,531
      10,400   Adobe Systems, Inc.                                                                                514,488
      15,400   Advanced Micro Devices, Inc.(b,c)                                                                  200,200
       5,600   Affiliated Computer Services, Inc.(b)                                                              311,752
      21,063   Agilent Technologies, Inc.(b)                                                                      454,329
      16,100   Altera Corporation(b)                                                                              315,077
      16,400   Analog Devices, Inc.                                                                               635,992
       7,000   Andrew Corporation(b,c)                                                                             85,680
      16,800   Apple Computer, Inc.(b)                                                                            651,000
      73,800   Applied Materials, Inc.(b)                                                                       1,216,962
      13,600   Applied Micro Circuits Corporation(b,c)                                                             42,568
       4,900   Autodesk, Inc.                                                                                     238,287
      25,400   Automatic Data Processing, Inc.                                                                  1,049,528
      19,639   Avaya, Inc.(b,c)                                                                                   273,768
       9,700   BMC Software, Inc.(b)                                                                              153,357
      14,000   Broadcom Corporation(b)                                                                            382,060
      24,700   CIENA Corporation(b,c)                                                                              48,906
     293,700   Cisco Systems, Inc.(b,d)                                                                         5,315,970
       7,300   Citrix Systems, Inc.(b)                                                                            127,896
      25,375   Computer Associates International, Inc.                                                            667,362
       8,200   Computer Sciences Corporation(b)                                                                   386,220
      16,800   Compuware Corporation(b)                                                                            86,520
       8,500   Comverse Technology, Inc.(b)                                                                       160,055
       6,200   Convergys Corporation(b,c)                                                                          83,266
      60,500   Corning, Inc.(b)                                                                                   670,340
     108,400   Dell, Inc.(b,d)                                                                                  3,859,040
      13,200   Electronic Arts, Inc.                                                                              607,068
      22,300   Electronic Data Systems Corporation                                                                432,397
     104,424   EMC Corporation(b)                                                                               1,205,053
      37,262   First Data Corporation                                                                           1,620,897
       8,450   Fiserv, Inc.(b)                                                                                    294,567
      16,200   Gateway, Inc.(b)                                                                                    80,190
     131,161   Hewlett-Packard Company(c)                                                                       2,459,269
     278,600   Intel Corporation                                                                                5,588,716
      72,800   International Business Machines Corporation                                                      6,241,872
       8,300   Intuit, Inc.(b)                                                                                    376,820
       8,700   Jabil Circuit, Inc.(b)                                                                             200,100
      62,600   JDS Uniphase Corporation(b,c)                                                                      210,962
       8,500   KLA-Tencor Corporation(b)                                                                          352,580
       5,600   Lexmark International, Inc.(b)                                                                     470,456
      13,400   Linear Technology Corporation(c)                                                                   485,616
      16,700   LSI Logic Corporation(b,c)                                                                          71,977
     187,175   Lucent Technologies, Inc.(b,c)                                                                     593,345
      14,100   Maxim Integrated Products, Inc.                                                                    596,289
       4,000   Mercury Interactive Corporation(b)                                                                 139,520
      26,600   Micron Technology, Inc.(b,c)                                                                       319,998
     472,200   Microsoft Corporation(d)                                                                        13,056,330
       8,250   Molex, Inc.(c)                                                                                     246,015
     102,621   Motorola, Inc.                                                                                   1,851,283
      15,600   National Semiconductor Corporation                                                                 241,644
       4,100   NCR Corporation(b)                                                                                 203,319
      15,500   Network Appliance, Inc.(b)                                                                         356,500
      16,800   Novell, Inc.(b)                                                                                    106,008
       6,200   Novellus Systems, Inc.(b)                                                                          164,858
       7,200   NVIDIA Corporation(b,c)                                                                            104,544
     224,600   Oracle Corporation(b)                                                                            2,533,488
      11,700   Parametric Technology Corporation(b)                                                                61,776
      16,450   Paychex, Inc.                                                                                      495,968
      15,900   PeopleSoft, Inc.(b)                                                                                315,615
       7,700   PMC-Sierra, Inc.(b)                                                                                 67,837
       4,000   QLogic Corporation(b,c)                                                                            118,440
      70,700   QUALCOMM, Inc.                                                                                   2,760,128
       5,985   Sabre Holdings Corporation                                                                         146,812
      22,600   Sanmina-SCI Corporation(b)                                                                         159,330
       6,700   Scientific-Atlanta, Inc.                                                                           173,664
      22,000   Siebel Systems, Inc.(b)                                                                            165,880
      41,800   Solectron Corporation(b,c)                                                                         206,910
     144,500   Sun Microsystems, Inc.(b)                                                                          583,780
      12,500   SunGard Data Systems, Inc.(b)                                                                      297,125
      13,700   Symantec Corporation                                                                               751,856
      10,400   Symbol Technologies, Inc.                                                                          131,456
       3,900   Tektronix, Inc.(c)                                                                                 129,675
      18,100   Tellabs, Inc.(b,c)                                                                                 166,339
       8,400   Teradyne, Inc.(b,c)                                                                                112,560
      75,200   Texas Instruments, Inc.                                                                          1,600,256
      14,500   Unisys Corporation(b)                                                                              149,640
      18,800   VERITAS Software Corporation(b)                                                                    334,640
      36,400   Xerox Corporation(b)                                                                               512,512
      15,100   Xilinx, Inc.                                                                                       407,700
      59,100   Yahoo!, Inc.                                                                                     2,004,081
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    71,059,815
=========================================================================================================================

Materials (1.6%)
-------------------------------------------------------------------------------------------------------------------------
       9,900   Air Products and Chemicals, Inc.                                                                   538,362
      37,764   Alcoa, Inc.(d)                                                                                   1,268,493
       4,181   Allegheny Technologies, Inc.                                                                        76,303
       4,900   Ball Corporation                                                                                   183,407
       4,600   Bemis Company, Inc.                                                                                122,268
      40,777   Dow Chemical Company                                                                             1,842,305
      43,319   E.I. du Pont de Nemours and Company                                                              1,854,053
       3,400   Eastman Chemical Company                                                                           161,670
      11,200   Ecolab, Inc.                                                                                       352,128
       5,450   Engelhard Corporation                                                                              154,508
       7,700   Freeport-McMoRan Copper & Gold, Inc.                                                               311,850
      11,183   Georgia-Pacific Corporation                                                                        402,029
       2,200   Great Lakes Chemical Corporation(c)                                                                 56,320
       4,900   Hercules, Inc.(b,c)                                                                                 69,825
       4,100   International Flavors & Fragrances, Inc.                                                           156,620
      21,121   International Paper Company                                                                        853,500
       4,700   Louisiana-Pacific Corporation                                                                      121,965
       8,780   MeadWestvaco Corporation(c)                                                                        280,082
      11,633   Monsanto Company                                                                                   423,674
      19,217   Newmont Mining Corporation                                                                         874,950
       3,400   Nucor Corporation(c)                                                                               310,658
       6,500   Pactiv Corporation(b,c)                                                                            151,125
       4,120   Phelps Dodge Corporation                                                                           379,164
       7,500   PPG Industries, Inc.                                                                               459,600
      14,100   Praxair, Inc.                                                                                      602,634
       9,711   Rohm and Haas Company                                                                              417,282
       3,664   Sealed Air Corporation(b,c)                                                                        169,826
       3,000   Sigma-Aldrich Corporation(c)                                                                       174,000
       2,400   Temple-Inland, Inc.                                                                                161,160
       4,900   United States Steel Corporation(c)                                                                 184,338
       4,400   Vulcan Materials Company                                                                           224,180
      10,400   Weyerhaeuser Company                                                                               691,392
       3,800   Worthington Industries, Inc.(c)                                                                     81,130
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 14,110,801
=========================================================================================================================

Telecommunication Services (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      13,400   ALLTEL Corporation                                                                                 735,794
      34,513   AT&T Corporation(c)                                                                                494,226
     118,572   AT&T Wireless Services, Inc.(b)                                                                  1,752,494
      79,500   BellSouth Corporation                                                                            2,156,040
       5,850   CenturyTel, Inc.                                                                                   200,304
      14,400   Citizens Communications Company                                                                    192,816
      48,400   Nextel Communications, Inc.(b)                                                                   1,153,856
      78,818   Qwest Communications International, Inc.(b,c)                                                      262,464
     143,962   SBC Communications, Inc.                                                                         3,735,814
      63,050   Sprint Corporation (FON Group)                                                                   1,269,196
     120,270   Verizon Communications, Inc.                                                                     4,736,233
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunication Services                                                                16,689,237
=========================================================================================================================

Utilities (1.5%)
-------------------------------------------------------------------------------------------------------------------------
      28,100   AES Corporation(b)                                                                                 280,719
       5,500   Allegheny Energy, Inc.(b,c)                                                                         87,780
       8,400   Ameren Corporation                                                                                 387,660
      17,140   American Electric Power Company, Inc.                                                              547,794
      19,300   Calpine Corporation(b,c)                                                                            55,970
      13,324   CenterPoint Energy, Inc.                                                                           138,037
       7,800   Cinergy Corporation                                                                                308,880
       7,000   CMS Energy Corporation(b,c)                                                                         66,640
      10,500   Consolidated Edison, Inc.                                                                          441,420
       7,600   Constellation Energy Group, Inc.                                                                   302,784
      14,315   Dominion Resources, Inc.                                                                           934,054
       7,500   DTE Energy Company(c)                                                                              316,425
      40,722   Duke Energy Corporation                                                                            932,127
      16,500   Dynegy, Inc.(b,c)                                                                                   82,335
      14,200   Edison International, Inc.                                                                         376,442
       9,900   Entergy Corporation                                                                                600,039
      28,674   Exelon Corporation                                                                               1,052,049
      14,300   FirstEnergy Corporation                                                                            587,444
       8,000   FPL Group, Inc.                                                                                    546,560
       7,000   KeySpan Corporation                                                                                274,400
       1,900   Nicor, Inc.(c)                                                                                      69,730
      11,434   NiSource, Inc.                                                                                     240,228
      17,400   Pacific Gas & Electric Corporation(b)                                                              528,960
       1,600   Peoples Energy Corporation(c)                                                                       66,688
       4,000   Pinnacle West Capital Corporation                                                                  166,000
       8,200   PPL Corporation                                                                                    386,876
      10,691   Progress Energy, Inc.                                                                              452,657
      10,300   Public Service Enterprise Group, Inc.(c)                                                           438,780
      10,087   Sempra Energy                                                                                      365,049
      32,100   Southern Company(c)                                                                                962,358
       8,600   TECO Energy, Inc.(c)                                                                               116,358
      12,870   TXU Corporation                                                                                    616,730
      17,410   Xcel Energy, Inc.(c)                                                                               301,541
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 13,031,514
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $409,690,936)                                                         452,109,173
=========================================================================================================================
   Principal
      Amount   Long-Term Fixed Income (27.5%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities (0.3%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   California Infrastructure PG&E Company                           6.480%       12/26/2009        $1,083,265
     400,000   GMAC Mortgage Corporation Loan Trust(e)                          1.970        10/25/2004           400,751
     775,000   Honda Auto Receivables Owner Trust                               2.480         7/18/2008           772,356
     400,000   MBNA Credit Card Master Note Trust(e)                            1.870        10/15/2004           400,861
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    2,657,233
=========================================================================================================================

Basic Materials (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   Codelco, Inc.                                                    6.375        11/30/2012           331,142
     450,000   Dow Chemical Company                                             5.750        11/15/2009           482,910
     550,000   Weyerhaeuser Company                                             6.750         3/15/2012           616,762
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            1,430,814
=========================================================================================================================

Capital Goods (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     850,000   Boeing Capital Corporation                                       6.100          3/1/2011           930,969
     225,000   Caterpillar, Inc.                                                4.500         6/15/2009           231,100
   1,050,000   General Electric Company                                         5.000          2/1/2013         1,079,863
     250,000   Honeywell International, Inc.                                    8.625         4/15/2006           271,449
     225,000   Hutchison Whampoa International, Ltd.                            5.450        11/24/2010           229,921
     225,000   Hutchison Whampoa International, Ltd.                            6.250         1/24/2014           230,892
     475,000   Lockheed Martin Corporation                                      8.200         12/1/2009           565,233
     225,000   Northrop Grumman Corporation                                     7.125         2/15/2011           258,629
     425,000   Raytheon Company                                                 5.500        11/15/2012           445,136
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              4,243,192
=========================================================================================================================

Commercial Mortgage-Backed Securities (0.7%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Banc of America Commercial Mortgage, Inc.                        5.118         7/11/2043         1,040,387
     400,000   Bear Stearns Commercial Mortgage Securities                      3.869         2/11/2041           396,894
     200,000   General Electric Capital Commercial Mortgage
               Corporation                                                      4.641         9/10/2013           201,827
   1,000,000   LB-UBS Commercial Mortgage Trust                                 3.086         5/15/2027           980,373
     149,937   Morgan Stanley Capital I, Inc.                                   6.250         3/15/2030           150,827
   1,400,000   Morgan Stanley Capital I, Inc.                                   6.550         3/15/2030         1,514,145
   1,847,359   Nationslink Funding Corporation                                  6.316         1/20/2031         2,005,211
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                      6,289,664
=========================================================================================================================

Communications Services (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     450,000   AT&T Wireless Services, Inc.(d)                                  7.875          3/1/2011           533,156
     225,000   British Telecom plc                                              8.375        12/15/2010           271,317
     450,000   Cingular Wireless, Inc.(d)                                       6.500        12/15/2011           501,124
     200,000   Comcast Corporation                                              5.500         3/15/2011           208,474
     400,000   Deutsche Telekom International Finance BV                        5.250         7/22/2013           409,332
     225,000   Deutsche Telekom International Finance BV(f)                     8.500         6/15/2010           269,682
     225,000   France Telecom SA(f)                                             9.250          3/1/2011           269,343
     500,000   News America, Inc.                                               4.750         3/15/2010           508,734
     500,000   SBC Communications, Inc.                                         5.875          2/1/2012           533,802
     600,000   Sprint Capital Corporation                                       7.625         1/30/2011           693,199
     450,000   Sprint Capital Corporation                                       6.900          5/1/2019           492,677
     425,000   Tele-Communications, Inc. (TCI Group)                            7.875          8/1/2013           497,461
     550,000   Telecom Italia Capital SA                                        5.250        11/15/2013           560,377
   1,000,000   Verizon Global Funding Corporation                               7.250         12/1/2010         1,153,019
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    6,901,697
=========================================================================================================================

Consumer Cyclical (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     650,000   AOL Time Warner, Inc.                                            6.875          5/1/2012           725,190
     500,000   DaimlerChrysler North American Holdings Corporation              6.500        11/15/2013           542,505
     750,000   Ford Motor Credit Company                                        5.800         1/12/2009           777,368
   1,025,000   Ford Motor Credit Company(d)                                     7.250        10/25/2011         1,109,190
     225,000   General Motors Acceptance Corporation                            5.625         5/15/2009           229,369
     700,000   General Motors Acceptance Corporation                            8.000         11/1/2031           724,494
     750,000   General Motors Corporation(c)                                    7.125         7/15/2013           782,915
     300,000   John Deere Capital                                               7.000         3/15/2012           346,841
     500,000   Johnson Controls, Inc.                                           7.125         7/15/2017           595,720
     850,000   Target Corporation                                               6.350         1/15/2011           947,261
     475,000   Toyota Motor Credit Corporation                                  2.875          8/1/2008           464,218
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          7,245,071
=========================================================================================================================

Consumer Non-Cyclical (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     425,000   Coca-Cola HBC Finance BV                                         5.125         9/17/2013           435,564
     600,000   ConAgra Foods, Inc.                                              6.000         9/15/2006           631,147
     750,000   General Mills, Inc.                                              6.000         2/15/2012           807,842
     250,000   GlaxoSmithKline Capital, Inc.                                    5.375         4/15/2034           244,032
     450,000   Safeway, Inc.                                                    4.125         11/1/2008           449,694
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      2,568,279
=========================================================================================================================

Energy (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Burlington Resources, Inc.                                       6.500         12/1/2011           563,156
     425,000   Pemex Project Funding Master Trust                               9.125        10/13/2010           505,750
     250,000   PennzEnergy Company                                             10.125        11/15/2009           306,550
     500,000   Union Oil Company of California                                  5.050         10/1/2012           509,212
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     1,884,668
=========================================================================================================================

Financials (3.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Allstate Corporation(d)                                          6.750         5/15/2018         1,139,161
     250,000   Associates Corporation of North America(d)                       6.250         11/1/2008           273,989
     725,000   Bank of America Corporation                                      3.875         1/15/2008           735,690
     675,000   Bank of America Corporation                                      4.750         8/15/2013           673,703
     425,000   Bank One Corporation                                             5.900        11/15/2011           454,937
     700,000   BB&T Corporation                                                 6.500          8/1/2011           782,050
     650,000   CIT Group, Inc.                                                  4.750        12/15/2010           659,328
   1,000,000   Citigroup, Inc.(d)                                               3.500          2/1/2008         1,002,498
     800,000   Countrywide Home Loans, Inc.                                     4.000         3/22/2011           776,928
     650,000   Credit Suisse First Boston USA, Inc.                             3.875         1/15/2009           649,555
     450,000   EOP Operating, LP                                                4.750         3/15/2014           434,316
  10,000,000   Federal Home Loan Mortgage Corporation(e)                        1.825         12/9/2004         9,999,950
     675,000   Goldman Sachs Group, Inc.                                        6.600         1/15/2012           753,817
     425,000   Household Finance Corporation                                    4.750         5/15/2009           438,649
     525,000   Household Finance Corporation                                    6.375        11/27/2012           581,724
     625,000   International Lease Finance Corporation                          5.875          5/1/2013           664,701
     650,000   J.P. Morgan Chase & Company                                      4.500        11/15/2010           658,606
     650,000   Lehman Brothers Holdings, Inc.                                   3.500          8/7/2008           644,827
     450,000   Merrill Lynch & Company, Inc.                                    5.000          2/3/2014           450,634
   1,250,000   Morgan Stanley and Company                                       3.875         1/15/2009         1,250,138
     675,000   ProLogis Trust                                                   5.500          3/1/2013           698,837
     425,000   SouthTrust Corporation                                           5.800         6/15/2014           451,888
     450,000   Union Planters Corporation                                       4.375         12/1/2010           451,778
     500,000   Washington Mutual Bank                                           5.500         1/15/2013           518,108
     950,000   Wells Fargo & Company(c)                                         3.500          4/4/2008           951,702
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                26,097,514
=========================================================================================================================

Foreign (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Canadian Government                                              5.250         11/5/2008         1,604,924
     625,000   European Investment Bank                                         3.000         6/16/2008           623,191
     450,000   Export-Import Bank of Korea                                      4.125         2/10/2009           449,891
   1,000,000   Ontario Electricity Financial Corporation                        7.450         3/31/2013         1,212,550
     250,000   Petro-Canada, Ltd.                                               8.600         1/15/2010           310,186
     500,000   Province of Newfoundland                                         8.650        10/22/2022           696,622
     600,000   Province of Quebec                                               4.875          5/5/2014           612,695
     750,000   Republic of Italy(c)                                             4.375         6/15/2013           750,280
     875,000   United Mexican States                                            7.500         1/14/2012           986,125
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    7,246,464
=========================================================================================================================

Mortgage-Backed Securities (9.6%)
-------------------------------------------------------------------------------------------------------------------------
   6,000,000   Federal Home Loan Mortgage Corporation 30-Yr. Gold
               Conventional(g)                                                  5.000         10/1/2034         5,940,000
   7,150,000   Federal Home Loan Mortgage Corporation 30-Yr. Gold
               Conventional(g)                                                  6.000         10/1/2034         7,382,375
      24,042   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          4/1/2009            25,407
      19,333   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.500          8/1/2010            20,560
      20,302   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000         11/1/2010            21,547
     122,702   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000          2/1/2011           130,226
      69,935   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          5/1/2012            73,439
      28,617   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000          8/1/2012            30,354
      53,285   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500         11/1/2012            56,452
      20,312   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          8/1/2013            21,515
     189,817   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          2/1/2014           199,308
     232,615   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     5.500          4/1/2014           241,426
     246,882   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          4/1/2014           259,343
      89,915   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          6/1/2014            95,212
     126,329   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.500          9/1/2014           134,322
     308,494   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          7/1/2016           326,553
   2,531,716   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     5.500         12/1/2017         2,620,861
      70,914   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          6/1/2012            75,595
      25,890   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          4/1/2024            27,329
     127,095   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     9.000         11/1/2024           142,939
       7,373   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     9.000          4/1/2025             8,289
      10,912   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          9/1/2025            11,624
      13,392   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.500          9/1/2025            14,758
      20,036   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          1/1/2026            21,927
       8,840   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          5/1/2026             9,311
      31,095   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2026            33,109
      40,158   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          7/1/2026            41,662
       5,124   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          7/1/2026             5,515
       6,918   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          8/1/2026             7,445
      19,130   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000         11/1/2026            20,925
      10,494   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          1/1/2027            11,294
      31,291   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          2/1/2027            32,932
      26,509   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          2/1/2027            28,194
      39,772   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          3/1/2027            43,503
      20,545   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          4/1/2027            22,084
      33,817   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2027            35,967
      54,313   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          6/1/2027            59,251
      17,509   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.500          7/1/2027            19,206
      22,610   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          9/1/2027            24,047
      24,435   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000         10/1/2027            26,657
      26,950   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         11/1/2027            28,969
      23,234   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         12/1/2027            24,452
      40,014   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         12/1/2027            43,012
      48,116   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          3/1/2028            51,144
      17,623   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          5/1/2028            18,944
     102,621   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          6/1/2028           107,925
      17,686   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          7/1/2028            18,799
      49,041   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000         10/1/2028            52,128
     102,951   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         11/1/2028           108,272
      67,959   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          1/1/2029            71,471
     185,317   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          3/1/2029           191,898
      97,620   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          4/1/2029           102,604
     166,595   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          5/1/2029           172,511
     155,347   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2029           165,023
      90,668   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          7/1/2029            95,297
      98,817   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          8/1/2029           103,863
      37,138   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          9/1/2029            39,451
      50,316   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000         10/1/2029            53,450
      30,642   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         11/1/2029            32,900
       9,860   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          1/1/2030            10,468
      76,456   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          1/1/2030            82,060
      34,981   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          8/1/2030            38,042
     189,845   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          3/1/2031           196,442
     498,885   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          6/1/2031           516,222
     425,757   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          1/1/2032           440,552
   1,264,606   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000         10/1/2032         1,308,050
      91,080   Federal Home Loan Mortgage Corporation Gold 7-Yr.
               Balloon                                                          6.000          4/1/2006            93,504
   8,150,000   Federal National Mortgage Association 15-Yr.
               Conventional(g)                                                  4.500         10/1/2019         8,119,438
  10,800,000   Federal National Mortgage Association 15-Yr.
               Conventional(g)                                                  5.000         10/1/2019        10,968,750
  28,600,000   Federal National Mortgage Association 30-Yr.
               Conventional(g)                                                  5.500         10/1/2034        28,975,375
      11,007   Federal National Mortgage Association 30-Yr. Pass
               Through                                                          7.500          7/1/2026            11,830
   1,299,254   Federal National Mortgage Association 30-Yr. Pass
               Through                                                          6.500          7/1/2032         1,363,784
     506,486   Federal National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         12/1/2032           531,642
       4,475   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              9.000          4/1/2010             4,852
       4,496   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              9.000          4/1/2010             4,875
      12,536   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000          2/1/2011            13,173
      18,127   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              8.000          5/1/2011            19,362
      25,174   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.000          6/1/2011            26,714
      13,421   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          7/1/2011            14,231
      14,942   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.500          7/1/2011            15,909
      99,249   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          5/1/2012           105,245
      38,609   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          7/1/2012            40,941
      82,375   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.000         10/1/2012            87,426
      17,427   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.000         12/1/2012            18,496
      84,694   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          6/1/2013            89,785
     306,809   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              5.500         12/1/2013           318,767
     206,441   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000         12/1/2013           216,971
      66,791   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.500          4/1/2015            71,102
     148,769   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         11/1/2013           156,387
      13,561   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                             10.500          8/1/2020            15,301
       6,622   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              9.500          4/1/2025             7,460
       3,829   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          9/1/2025             4,117
      14,664   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.500         11/1/2025            16,152
      10,007   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          1/1/2026            10,658
       1,881   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          1/1/2026             2,061
      31,874   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          2/1/2026            33,566
      13,439   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          3/1/2026            14,305
      19,735   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          4/1/2026            20,783
      36,565   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          5/1/2026            38,002
       4,573   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.500          5/1/2026             5,027
      56,136   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2026            60,331
       7,803   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          8/1/2026             8,539
      37,126   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              9.000          9/1/2026            41,432
      17,312   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         11/1/2026            18,427
       8,922   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000         11/1/2026             9,765
       7,370   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         12/1/2026             7,921
         738   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          1/1/2027               785
       6,596   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          2/1/2027             7,089
      18,339   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          3/1/2027            19,521
      22,703   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          5/1/2027            24,371
      24,094   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2027            25,352
      14,623   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          7/1/2027            15,548
      12,081   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          7/1/2027            13,193
      31,790   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2027            34,125
      94,418   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          9/1/2027           103,110
      30,212   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         10/1/2027            32,124
      75,482   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         12/1/2027            81,025
      40,056   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000         12/1/2027            43,743
      77,695   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          2/1/2028            81,753
      55,970   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          2/1/2028            59,513
     291,339   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2028           306,325
      70,105   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          8/1/2028            74,496
     191,307   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         11/1/2028           201,148
      10,008   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         11/1/2028            10,635
     516,197   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         12/1/2028           535,737
      88,395   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         12/1/2028            93,931
     115,106   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          3/1/2029           119,390
     124,959   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          6/1/2029           131,319
     182,271   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          7/1/2029           189,054
      74,877   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2029            78,688
     233,076   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2029           249,892
     189,106   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         11/1/2029           196,144
     146,672   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         11/1/2029           155,773
      71,520   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.500          4/1/2030            78,089
      17,689   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2030            18,959
     173,043   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          4/1/2031           179,368
     374,523   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          5/1/2031           388,213
     305,179   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2031           320,331
     159,797   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         10/1/2031           167,730
     185,042   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         12/1/2031           194,229
     227,008   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          5/1/2032           238,283
      16,286   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.500         5/15/2009            17,307
      41,824   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.000         4/15/2011            44,163
      23,661   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.500         6/15/2011            25,150
      24,823   Government National Mortgage Association 15-Yr. Pass
               Through                                                          7.500         7/15/2011            26,516
      61,249   Government National Mortgage Association 15-Yr. Pass
               Through                                                          7.000         4/15/2012            65,371
     247,255   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.000         7/15/2014           261,651
     161,409   Government National Mortgage Association 30-Yr.
               Conventional                                                     7.000         7/15/2028           172,374
     158,908   Government National Mortgage Association 30-Yr.
               Conventional                                                     6.500         1/15/2029           168,066
       4,479   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.500        12/15/2024             5,073
      23,267   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.500         1/15/2025            26,360
     118,663   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.000         3/15/2025           133,570
       3,163   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         8/15/2025             3,419
      80,132   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         1/15/2026            85,726
       9,678   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         3/15/2026            10,255
      45,316   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         4/15/2026            48,479
       7,606   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         4/15/2026             8,344
      44,622   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.000         5/15/2026            46,489
      34,328   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         5/15/2026            36,725
      19,688   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         5/15/2026            21,264
      83,828   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         6/15/2026            89,680
      37,487   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.500         6/15/2026            41,257
       4,351   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.500         7/15/2026             4,788
       1,911   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.000         8/15/2026             2,146
      64,142   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         9/15/2026            70,372
      26,555   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500        10/15/2026            28,681
      28,226   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000        11/15/2026            30,967
       3,435   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.500        11/15/2026             3,780
      13,447   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.000        12/15/2026            15,102
       9,417   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         1/15/2027            10,157
      85,096   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         4/15/2027            91,788
      22,897   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         6/20/2027            24,916
      11,031   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         8/15/2027            12,062
     156,330   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500        10/15/2027           165,519
      92,135   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000        10/15/2027            98,491
     126,117   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000        11/15/2027           134,817
      68,031   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2028            71,994
      99,431   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         7/15/2028           107,211
     204,473   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         9/15/2028           216,384
     220,383   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.000        12/15/2028           229,368
     347,113   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         3/15/2029           367,119
     135,131   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         4/15/2029           142,919
     129,550   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         4/15/2029           138,282
     348,822   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.000         6/15/2029           362,757
     147,445   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         6/15/2029           157,384
      45,625   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         8/15/2029            49,171
      27,309   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.500         9/15/2029            30,008
     145,705   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         5/15/2030           159,071
     141,443   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         9/15/2031           150,904
     297,541   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         2/15/2032           314,245
     156,247   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2032           165,019
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                83,120,465
=========================================================================================================================

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   International Business Machines Corporation                      7.500         6/15/2013           601,308
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                   601,308
=========================================================================================================================

Transportation (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     425,000   CSX Corporation(d)                                               5.500          8/1/2013           436,924
     450,000   FedEx Corporation                                                3.500          4/1/2009           442,288
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                               879,212
=========================================================================================================================

U.S. Government (9.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,020,000   Federal Home Loan Bank                                           6.625         8/27/2007         1,116,820
   1,000,000   Federal Home Loan Bank(c)                                        2.750         3/14/2008           982,638
   1,000,000   Federal Home Loan Bank                                           5.925          4/9/2008         1,086,012
   2,000,000   Federal Home Loan Mortgage Corporation                           2.875         9/15/2005         2,010,040
   2,000,000   Federal Home Loan Mortgage Corporation(c)                        2.875        12/15/2006         1,997,956
   1,500,000   Federal Home Loan Mortgage Corporation                           5.125         7/15/2012         1,575,586
   3,400,000   Federal National Mortgage Association(c)                         3.875         3/15/2005         3,429,532
   1,000,000   Federal National Mortgage Association                            5.500          5/2/2006         1,043,997
   2,000,000   Federal National Mortgage Association                            7.120          7/3/2006         2,150,740
   1,000,000   Federal National Mortgage Association                            5.250         1/15/2009         1,065,064
   2,000,000   Federal National Mortgage Association(c)                         6.250          2/1/2011         2,208,132
   1,500,000   Federal National Mortgage Association                            5.625         4/17/2028         1,536,549
   1,000,000   Federal National Mortgage Association(c)                         7.125         1/15/2030         1,231,975
   1,200,000   Inter-American Development Bank                                  5.375        11/18/2008         1,291,510
   1,000,000   Resolution Funding Corporation                                   8.625         1/15/2021         1,414,342
   2,000,000   Tennessee Valley Authority                                       6.375         6/15/2005         2,057,940
   1,750,000   U.S. Treasury Bonds(c)                                           7.250         5/15/2016         2,202,949
     925,000   U.S. Treasury Bonds(c)                                           8.875         2/15/2019         1,336,119
     450,000   U.S. Treasury Bonds(c)                                           8.125         8/15/2019           616,060
     650,000   U.S. Treasury Bonds(c)                                           7.875         2/15/2021           879,557
     600,000   U.S. Treasury Bonds(c)                                           8.000        11/15/2021           824,742
     400,000   U.S. Treasury Bonds(c)                                           7.250         8/15/2022           515,031
     250,000   U.S. Treasury Bonds(c)                                           7.625        11/15/2022           333,916
     625,000   U.S. Treasury Bonds(c)                                           7.125         2/15/2023           796,826
     750,000   U.S. Treasury Bonds(c)                                           6.250         8/15/2023           875,800
   1,100,000   U.S. Treasury Bonds(c)                                           7.500        11/15/2024         1,467,340
     500,000   U.S. Treasury Bonds(c)                                           6.875         8/15/2025           627,676
     525,000   U.S. Treasury Bonds(c)                                           6.125        11/15/2027           609,492
   5,425,000   U.S. Treasury Bonds(c)                                           5.250        11/15/2028         5,642,423
   1,250,000   U.S. Treasury Notes(c)                                           6.500         5/15/2005         1,283,985
   1,000,000   U.S. Treasury Notes(c)                                           2.000         8/31/2005           998,477
   2,000,000   U.S. Treasury Notes(c)                                           5.875        11/15/2005         2,080,000
   1,100,000   U.S. Treasury Notes(c)                                           5.625         2/15/2006         1,148,770
   1,000,000   U.S. Treasury Notes(c)                                           4.625         5/15/2006         1,034,570
   2,000,000   U.S. Treasury Notes(c)                                           6.875         5/15/2006         2,140,312
   1,100,000   U.S. Treasury Notes(c)                                           7.000         7/15/2006         1,185,593
   2,625,000   U.S. Treasury Notes(c)                                           6.500        10/15/2006         2,826,080
   1,750,000   U.S. Treasury Notes(c)                                           3.500        11/15/2006         1,780,693
  10,600,000   U.S. Treasury Notes(c)                                           4.375         5/15/2007        11,022,760
   1,700,000   U.S. Treasury Notes(c)                                           6.125         8/15/2007         1,852,402
   2,800,000   U.S. Treasury Notes(c)                                           5.500         2/15/2008         3,024,218
   1,000,000   U.S. Treasury Notes(c)                                           3.250         8/15/2008         1,004,727
     900,000   U.S. Treasury Notes(c)                                           5.500         5/15/2009           985,711
   2,000,000   U.S. Treasury Notes(c)                                           6.500         2/15/2010         2,294,844
     300,000   U.S. Treasury Notes(c)                                           5.000         2/15/2011           322,535
   1,100,000   U.S. Treasury Notes(c)                                           5.000         8/15/2011         1,182,200
     550,000   U.S. Treasury Notes(c)                                           4.875         2/15/2012           586,137
   2,325,000   U.S. Treasury Notes(c)                                           4.250         8/15/2013         2,359,784
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           82,040,562
=========================================================================================================================

Utilities (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     475,000   Alliant Energy Resources, Inc.(d)                                7.375         11/9/2009           536,693
     250,000   Columbia Energy Group                                            7.320        11/28/2010           261,328
     450,000   Duke Capital Corporation                                         7.500         10/1/2009           512,730
     450,000   FirstEnergy Corporation                                          6.450        11/15/2011           490,892
     750,000   Niagara Mohawk Power Corporation                                 7.750         10/1/2008           853,633
     425,000   Oncor Electric Delivery Company                                  6.375         1/15/2015           468,998
     200,000   Pacific Gas & Electric Company                                   6.050          3/1/2034           203,560
     700,000   Public Service Company of Colorado                               7.875         10/1/2012           852,916
   1,000,000   Public Service Electric & Gas Company                            6.375          5/1/2008         1,084,528
     225,000   Southern California Edison Company                               5.000         1/15/2014           228,844
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  5,494,122
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $231,516,897)                                               238,700,265
=========================================================================================================================
   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (10.2%)         Interest Rate(h)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     $42,840   BNP Paribas Letter of Credit                                     0.150%        4/21/2005           $42,840
      25,200   JP Morgan Chase Letter of Credit                                 0.150        11/20/2004            25,200
  89,030,531   Thrivent Financial Securities Lending Trust                      1.760               N/A        89,030,531
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $89,098,571)                                                                                    89,098,571
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (10.3%)                        Interest Rate(h)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $12,500,000   Delaware Funding Corporation                                     1.780%        11/2/2004       $12,480,222
  10,000,000   Louis Dreyfus                                                    1.740        10/15/2004         9,993,233
   3,000,000   MBIA Global Funding, LLC(e)                                      1.680         10/8/2004         3,000,046
   6,793,000   Old Line Funding Corporation                                     1.650        10/15/2004         6,788,641
  10,000,000   Preferred Receivables Funding Corporation                        1.770        10/12/2004         9,994,592
  15,000,000   Rabobank USA Finance Corporation                                 1.870         10/1/2004        15,000,000
   7,368,240   Thrivent Money Market Portfolio                                  1.300               N/A         7,368,240
  15,025,000   Ventures Business Trust                                          1.880         10/1/2004        15,025,000
  10,000,000   Windmill Funding Corporation                                     1.600         10/5/2004         9,998,222
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                89,648,196
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $819,954,600)                                                         $869,556,205
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Earmarked as collateral for long settling trades.

(e) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(f) Denotes step coupon bonds for which the current
    interest rate and next scheduled reset date are
    shown.

(g) Denotes investments purchased on a when-issued basis.

(h) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

High Yield Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

High Yield Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (82.2%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (0.7%)
-------------------------------------------------------------------------------------------------------------------------
  $3,600,000   CSAM Funding Corporation(b)                                     12.780%       10/15/2016        $3,600,000
   3,000,000   Venture CDO 2002, Ltd.(b)                                       13.060         3/15/2015         3,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    6,600,000
=========================================================================================================================

Basic Materials (9.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,490,000   Ainsworth Lumber Company, Ltd.(c)                                5.669        12/30/2004         1,504,900
   2,900,000   Alpha Natural Resources                                         10.000          6/1/2012         3,197,250
   2,820,000   Appleton Papers, Inc.                                            8.125         6/15/2011         2,904,600
   2,820,000   Appleton Papers, Inc.                                            9.750         6/15/2014         2,904,600
   2,250,000   Buckeye Technologies, Inc.(d)                                    8.000        10/15/2010         2,205,000
   1,400,000   Buckeye Technologies, Inc.(d)                                    8.500         10/1/2013         1,505,000
   3,400,000   Cellu Tissue Holdings, Inc.                                      9.750         3/15/2010         3,451,000
   3,970,000   Crystal US Holdings 3 LLC Crystal US Sub 3
               Corporation(e)                                             Zero Coupon         10/1/2014         2,372,075
   2,000,000   Equistar Chemicals, LP                                          10.125          9/1/2008         2,255,000
   3,400,000   Georgia-Pacific Corporation(d)                                   8.125         5/15/2011         3,927,000
   3,250,000   Georgia-Pacific Corporation                                      9.375          2/1/2013         3,826,875
   3,500,000   Huntsman International, LLC(d)                                  10.125          7/1/2009         3,675,000
   2,490,000   Huntsman, LLC(d)                                                11.500         7/15/2012         2,748,338
   3,010,000   Innophos, Inc.                                                   8.875         8/15/2014         3,205,650
   3,425,000   International Steel Group, Inc.                                  6.500         4/15/2014         3,425,000
   1,800,000   ISP Chemco, Inc.(d)                                             10.250          7/1/2011         2,007,000
   3,900,000   ISP Holdings, Inc.                                              10.625        12/15/2009         4,290,000
   1,700,000   Ispat Inland ULC(c,d)                                            8.350          1/4/2005         1,810,500
   3,420,000   Ispat Inland ULC(d)                                              9.750          4/1/2014         3,770,550
   1,260,000   Lyondell Chemical Company(d)                                     9.875          5/1/2007         1,330,875
   2,300,000   Lyondell Chemical Company                                        9.500        12/15/2008         2,509,875
   4,780,000   Lyondell Chemical Company(d)                                    10.500          6/1/2013         5,520,900
   4,200,000   MacDermid, Inc.                                                  9.125         7/15/2011         4,683,000
   4,000,000   MDP Acquisitions plc                                             9.625         10/1/2012         4,520,000
   3,000,000   Methanex Corporation                                             8.750         8/15/2012         3,450,000
   3,450,000   Mueller Holdings, Inc.(e)                                        0.000         4/15/2014         2,216,625
   4,300,000   Nalco Company                                                    7.750        11/15/2011         4,558,000
   4,000,000   NOVA Chemicals Corporation                                       6.500         1/15/2012         4,130,000
   2,850,000   Rockwood Specialties, Inc.                                      10.625         5/15/2011         3,135,000
   3,400,000   Steel Dynamics, Inc.(d)                                          9.500         3/15/2009         3,774,000
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           94,813,613
=========================================================================================================================

Capital Goods (8.8%)
-------------------------------------------------------------------------------------------------------------------------
   4,340,000   Ainsworth Lumber Company, Ltd.                                   6.750         3/15/2014         4,155,550
   2,850,000   Allied Waste North America, Inc.(d)                              7.875         4/15/2013         3,006,750
   5,700,000   Allied Waste North America, Inc.(d)                              7.375         4/15/2014         5,486,250
   5,150,000   Case New Holland, Inc.                                           9.250          8/1/2011         5,768,000
   4,080,000   Consolidated Container Company, LLC(e)                     Zero Coupon         6/15/2009         3,284,400
   4,000,000   Crown Cork & Seal Finance plc                                    7.000        12/15/2006         4,120,000
   2,300,000   Crown Euro Holdings SA(d)                                       10.875          3/1/2013         2,673,750
   2,550,000   Eircom Funding(d)                                                8.250         8/15/2013         2,792,250
   2,850,000   Erico International Corporation                                  8.875          3/1/2012         2,949,750
   2,850,000   Fastentech, Inc.                                                11.500          5/1/2011         3,206,250
   2,470,000   Graham Packaging Company, Inc.(f)                                9.875        10/15/2014         2,528,662
   3,150,000   Graphic Packaging International Corporation                      9.500         8/15/2013         3,598,875
   2,295,000   Hexcel Corporation                                               9.750         1/15/2009         2,409,750
   2,850,000   IMCO Recycling, Inc.                                            10.375        10/15/2010         3,135,000
   2,200,000   K & F Industries, Inc.(d)                                        9.625        12/15/2010         2,447,500
   1,150,000   Legrand SA                                                       8.500         2/15/2025         1,316,750
   1,700,000   Mueller Group, Inc.                                             10.000          5/1/2012         1,836,000
   1,480,000   Norcraft Holdings, LP(e)                                   Zero Coupon          9/1/2012         1,073,000
   2,665,000   Owens-Brockway Glass Container, Inc.                             8.875         2/15/2009         2,898,188
   1,400,000   Owens-Brockway Glass Container, Inc.                             8.250         5/15/2013         1,491,000
   1,990,000   Owens-Illinois, Inc.(d)                                          7.500         5/15/2010         2,034,775
   3,700,000   Plastipak Holdings, Inc.                                        10.750          9/1/2011         4,125,500
   1,490,000   Standard Aero Holdings, Inc.                                     8.250          9/1/2014         1,542,150
   2,280,000   Stone Container Finance                                          7.375         7/15/2014         2,388,300
   1,700,000   TD Funding Corporation                                           8.375         7/15/2011         1,819,000
   5,500,000   Tenneco Automotive, Inc.(d)                                     10.250         7/15/2013         6,270,000
   3,400,000   Texas Industries, Inc.                                          10.250         6/15/2011         3,910,000
   3,000,000   United Rentals North America, Inc.(d)                            6.500         2/15/2012         2,887,500
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             85,154,900
=========================================================================================================================

Communications Services (17.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,850,000   ACC Escrow Corporation(d)                                       10.000          8/1/2011         2,308,500
   4,000,000   Adelphia Communications Corporation(d,g)                         8.875         1/15/2007         4,245,000
   2,480,000   Adelphia Communications Corporation(g)                     Zero Coupon         1/15/2008         1,525,200
   4,150,000   American Tower Escrow Corporation                          Zero Coupon          8/1/2008         3,091,750
   2,300,000   American Towers, Inc.                                            7.250         12/1/2011         2,392,000
   6,000,000   Block Communications, Inc.                                       9.250         4/15/2009         6,345,000
   4,000,000   Cablevision Systems Corporation(d)                               8.000         4/15/2012         4,180,000
   3,400,000   Cenveo Corporation(d)                                            7.875         12/1/2013         3,315,000
   2,880,000   Charter Communications Holdings, LLC(d)                         10.750         10/1/2009         2,361,600
   2,570,000   Charter Communications Holdings, LLC(d)                          8.750        11/15/2013         2,521,812
   2,970,000   Charter Communications Operating, LLC                            8.000         4/30/2012         2,962,575
   4,000,000   Crown Castle International Corporation                           9.375          8/1/2011         4,600,000
   2,300,000   CSC Holdings, Inc.(d)                                            7.625          4/1/2011         2,423,625
   1,430,000   Dex Media East, LLC/Dex Media East Finance Company              12.125        11/15/2012         1,780,350
   1,660,000   Dex Media West, LLC/Dex Media West Finance Company(d)            9.875         8/15/2013         1,950,500
   2,850,000   Dex Media, Inc.(d,e)                                       Zero Coupon        11/15/2013         2,087,625
   3,400,000   Dex Media, Inc.                                                  8.000        11/15/2013         3,570,000
   4,600,000   EchoStar DBS Corporation(d)                                      6.375         10/1/2011         4,657,500
   3,400,000   Gaylord Entertainment Company                                    8.000        11/15/2013         3,578,500
   2,850,000   Granite Broadcasting Corporation(d)                              9.750         12/1/2010         2,636,250
   3,648,088   Hollinger Participation Trust                                   12.125        11/15/2010         4,167,941
   2,900,000   IPCS Escrow Company                                             11.500          5/1/2012         3,045,000
   4,060,000   Kabel Deutschland GmbH                                          10.625          7/1/2014         4,425,400
   1,600,000   Liberty Media Corporation, Convertible                           0.750         3/30/2023         1,718,000
   1,650,000   Liberty Media Corporation, Convertible                           3.250         3/15/2031         1,495,312
   3,460,000   MCI, Inc.                                                        6.688          5/1/2009         3,334,575
   4,175,000   Nexstar Finance, Inc.                                            7.000         1/15/2014         4,112,375
   4,000,000   Nextel Communications, Inc.                                      6.875        10/31/2013         4,160,000
   5,700,000   Nextel Communications, Inc.                                      7.375          8/1/2015         6,127,500
   4,000,000   Nextel Partners, Inc.(d)                                         8.125          7/1/2011         4,240,000
   2,800,000   NTL Cable plc(c,d)                                               6.600        10/15/2004         2,877,000
   2,260,000   NTL Cable plc(d)                                                 8.750         4/15/2014         2,446,450
   2,470,000   PanAmSat Corporation                                             9.000         8/15/2014         2,568,800
   4,850,000   Paxson Communications Corporation(e)                       Zero Coupon         1/15/2009         4,158,875
   2,900,000   PRIMEDIA, Inc.(c)                                                7.086        11/15/2004         2,914,500
   2,470,000   Qwest Communications International, Inc.(c)                      5.220        11/15/2004         2,352,675
   4,150,000   Qwest Communications International, Inc.                         7.250         2/15/2011         3,932,125
   2,480,000   Qwest Corporation                                                7.875          9/1/2011         2,573,000
   7,330,000   Qwest Services Corporation                                      13.500        12/15/2010         8,557,775
   1,480,000   Rainbow National Services, LLC                                   8.750          9/1/2012         1,535,500
   3,460,000   Rainbow National Services, LLC                                  10.375          9/1/2014         3,624,350
   2,750,000   RH Donnelley, Inc.                                              10.875        12/15/2012         3,334,375
   2,600,000   Shaw Communications, Inc.                                        7.250          4/6/2011         2,827,500
   3,300,000   Sinclair Broadcast Group, Inc.                                   8.000         3/15/2012         3,423,750
   3,150,000   Spectrasite, Inc.(d)                                             8.250         5/15/2010         3,386,250
   1,975,000   UbiquiTel Operating Company(f)                                   9.875          3/1/2011         2,056,469
   3,150,000   US Unwired, Inc.(d)                                             10.000         6/15/2012         3,268,125
   1,400,000   Vertis, Inc.                                                     9.750          4/1/2009         1,505,000
   2,000,000   Vertis, Inc.(d)                                                 10.875         6/15/2009         2,150,000
   2,800,000   Western Wireless Corporation(d)                                  9.250         7/15/2013         2,856,000
   3,500,000   XM Satellite Radio, Inc.(c)                                      7.194         11/1/2004         3,561,250
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                  165,268,659
=========================================================================================================================

Consumer Cyclical (14.3%)
-------------------------------------------------------------------------------------------------------------------------
   1,490,000   Allied Security Escrow Corporation                              11.375         7/15/2011         1,564,500
   1,450,000   Allied Waste North America, Inc., Convertible                    4.250         4/15/2034         1,270,562
   4,300,000   American Casino & Entertainment Properties, LLC                  7.850          2/1/2012         4,515,000
   4,550,000   Amsted Industries, Inc.                                         10.250        10/15/2011         5,005,000
   4,750,000   Beazer Homes USA, Inc.(h)                                        8.625         5/15/2011         5,236,875
   5,370,000   Blockbuster, Inc.                                                9.000          9/1/2012         5,571,375
   3,450,000   Boyd Gaming Corporation(h)                                       8.750         4/15/2012         3,846,750
   3,450,000   Buffets, Inc.                                                   11.250         7/15/2010         3,657,000
   2,250,000   Citgo Petroleum Corporation                                     11.375          2/1/2011         2,649,375
   1,980,000   Duane Reade, Inc.                                                9.750          8/1/2011         1,871,100
   4,000,000   Euramax International plc                                        8.500         8/15/2011         4,260,000
   5,120,000   Group 1 Automotive, Inc.                                         8.250         8/15/2013         5,401,600
   3,300,000   Jafra Cosmetics International, Inc.                             10.750         5/15/2011         3,737,250
   2,960,000   Jean Coutu Group (PJC), Inc.                                     7.625          8/1/2012         3,011,800
   1,980,000   Jean Coutu Group (PJC), Inc.(d)                                  8.500          8/1/2014         1,965,150
   4,700,000   John Q. Hammons Hotels, LP(d)                                    8.875         5/15/2012         5,240,500
   2,543,000   Kindercare Learning Centers                                      9.500         2/15/2009         2,577,966
   3,220,000   MGM Mirage, Inc.(d)                                              5.875         2/27/2014         3,099,250
   4,550,000   Mohegan Tribal Gaming Authority                                  6.375         7/15/2009         4,720,625
   3,450,000   NationsRent, Inc.(d)                                             9.500        10/15/2010         3,743,250
   5,200,000   NCL Corporation                                                 10.625         7/15/2014         5,447,000
   3,950,000   Nebraska Book Company, Inc.                                      8.625         3/15/2012         3,930,250
   4,000,000   Norcraft Companies, LP/Norcraft Finance Corporation              9.000         11/1/2011         4,360,000
   2,850,000   Park Place Entertainment Corporation(d)                          8.125         5/15/2011         3,291,750
   3,000,000   PCA, LLC/PCA Finance Corporation                                11.875          8/1/2009         3,210,000
   3,120,000   Penn National Gaming, Inc.                                       6.875         12/1/2011         3,213,600
   2,800,000   Perry Ellis International, Inc.                                  8.875         9/15/2013         2,968,000
   3,000,000   Premier Entertainment Biloxi LLC/Premier Biloxi
               Finance Corporation                                             10.750          2/1/2012         3,165,000
   5,340,000   Rent-Way, Inc.                                                  11.875         6/15/2010         5,820,600
   3,000,000   Schuler Homes, Inc.                                              9.375         7/15/2009         3,285,000
   4,550,000   Station Casinos, Inc.(d)                                         6.875          3/1/2016         4,675,125
   2,300,000   Stewart Enterprises, Inc.                                       10.750          7/1/2008         2,541,500
   2,500,000   TravelCenters of America, Inc.                                  12.750          5/1/2009         2,900,000
   2,300,000   TRW Automotive, Inc.                                             9.375         2/15/2013         2,627,750
   2,902,000   TRW Automotive, Inc.(d)                                         11.000         2/15/2013         3,453,380
   3,400,000   VICORP Restaurants, Inc.                                        10.500         4/15/2011         3,383,000
   3,350,000   Warnaco, Inc.                                                    8.875         6/15/2013         3,726,875
   2,243,000   William Carter Company                                          10.875         8/15/2011         2,517,768
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                        137,461,526
=========================================================================================================================

Consumer Non-Cyclical (8.4%)
-------------------------------------------------------------------------------------------------------------------------
   4,000,000   Ardent Health Services, Inc.                                    10.000         8/15/2013         4,040,000
   2,700,000   Armkel Finance, Inc.                                             9.500         8/15/2009         2,943,000
     900,000   Best Buy Company, Inc., Convertible                              2.250         1/15/2022           957,375
   3,000,000   Beverly Enterprises, Inc.                                        7.875         6/15/2014         3,210,000
   3,400,000   Da-Lite Screen Company, Inc.                                     9.500         5/15/2011         3,587,000
   1,150,000   Del Monte Corporation                                            9.250         5/15/2011         1,265,000
   6,300,000   Fisher Scientific International, Inc.(d)                         8.000          9/1/2013         7,056,000
   4,100,000   HMP Equity Holdings Corporation                            Zero Coupon         5/15/2008         2,583,000
   4,500,000   IASIS Healthcare, LLC (IASIS Capital Corporation)                8.750         6/15/2014         4,713,750
   5,800,000   Jostens Holding Corporation(e)                             Zero Coupon         12/1/2013         3,987,500
   1,150,000   Kerzner International, Convertible                               2.375         4/15/2024         1,116,938
   3,950,000   Michael Foods, Inc.                                              8.000        11/15/2013         4,137,625
   2,800,000   Omnicare, Inc.                                                   8.125         3/15/2011         3,045,000
   4,050,000   Polypore, Inc.                                                   8.750         5/15/2012         4,201,875
   5,250,000   Roundy's, Inc.                                                   8.875         6/15/2012         5,656,875
   4,550,000   Seminis Vegetable Seeds, Inc.                                   10.250         10/1/2013         5,073,250
   3,000,000   Smithfield Foods, Inc.                                           8.000        10/15/2009         3,307,500
   1,690,000   Stater Brothers Holdings, Inc.(c)                                5.380        12/15/2004         1,715,350
   4,510,000   Stater Brothers Holdings, Inc.                                   8.125         6/15/2012         4,724,225
   2,500,000   Tenet Healthcare Corporation                                     9.875          7/1/2014         2,612,500
   1,450,000   Teva Pharmaceutical Finance NV, Convertible                      0.250          2/1/2024         1,379,312
   4,050,000   Triad Hospitals, Inc.                                            7.000         5/15/2012         4,232,250
   2,230,000   US Oncology, Inc.                                                9.000         8/15/2012         2,308,050
   3,000,000   Vicar Operating, Inc.                                            9.875         12/1/2009         3,315,000
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     81,168,375
=========================================================================================================================

Energy (4.8%)
-------------------------------------------------------------------------------------------------------------------------
   5,200,000   BRL Universal Equipment Corporation                              8.875         2/15/2008         5,538,000
   3,400,000   Calpine Generating Corporation LLC(c)                            7.350          1/3/2005         3,230,000
   5,400,000   Chesapeake Energy Corporation                                    9.000         8/15/2012         6,169,500
   3,000,000   Compton Petroleum Corporation                                    9.900         5/15/2009         3,330,000
   2,300,000   EXCO Resources, Inc.                                             7.250         1/15/2011         2,438,000
   1,755,000   Magnum Hunter Resources, Inc.                                    9.600         3/15/2012         1,983,150
   3,380,000   Petroleum Geo-Services ASA                                      10.000         11/5/2010         3,827,850
   3,500,000   Pogo Producing Company(d)                                        8.250         4/15/2011         3,850,000
   4,894,560   Port Arthur Finance Corporation                                 12.500         1/15/2009         5,702,162
   3,480,000   Pride International, Inc.                                        7.375         7/15/2014         3,862,800
   2,000,000   Southern Natural Gas Company                                     8.875         3/15/2010         2,250,000
   3,800,000   Western Oil Sands, Inc.(d)                                       8.375          5/1/2012         4,379,500
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    46,560,962
=========================================================================================================================

Financials (3.6%)
-------------------------------------------------------------------------------------------------------------------------
   4,000,000   Alamosa Delaware, Inc.                                           8.500         1/31/2012         4,050,000
   3,464,000   American Financial Group, Inc., Convertible(e)                   1.486          6/2/2033         1,441,890
   2,600,000   BCP Caylux Holdings Luxembourg SCA(d)                            9.625         6/15/2014         2,808,000
   2,890,000   Dollar Financial Group, Inc.(d)                                  9.750        11/15/2011         3,063,400
   7,000,000   Dow Jones CDX(d)                                                10.500        12/29/2009         6,781,250
   3,199,500   FINOVA Group, Inc.                                               7.500        11/15/2009         1,595,751
   1,425,000   Goldman Sachs Group, Inc., Convertible(c)                        0.060         3/21/2005         1,383,404
   2,550,000   Katonah, Ltd.(b)                                                12.015         2/20/2015         2,575,500
   2,800,000   La Quinta Properties, Inc.                                       8.875         3/15/2011         3,136,000
   3,460,000   Refco Finance Holdings, LLC                                      9.000          8/1/2012         3,693,550
   4,000,000   Riggs Capital Trust II                                           8.875         3/15/2027         4,400,000
   9,000,000   SIG Capital Trust I (i,j)                                        9.500         8/15/2027                 0
  10,060,000   United Companies Financial Corporation(g)                        8.375          7/1/2005            75,450
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                35,004,195
=========================================================================================================================

Foreign (0.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,650,000   Federal Republic of Brazil                                      11.000         1/11/2012         1,893,375
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    1,893,375
=========================================================================================================================

Technology (2.9%)
-------------------------------------------------------------------------------------------------------------------------
   2,210,000   AMI Semiconductor, Inc.                                         10.750          2/1/2013         2,574,650
   2,810,000   Celestica, Inc.(d)                                               7.875          7/1/2011         2,915,375
   1,980,000   Freescale Semiconductor, Inc.                                    6.875         7/15/2011         2,059,200
   1,980,000   Freescale Semiconductor, Inc.(d)                                 7.125         7/15/2014         2,059,200
   2,880,000   Itron, Inc.                                                      7.750         5/15/2012         2,887,200
   2,750,000   Sanmina-SCI Corporation                                         10.375         1/15/2010         3,145,312
   4,600,000   UGS Corporation                                                 10.000          6/1/2012         5,014,000
   2,200,000   Unisys Corporation(d)                                            8.125          6/1/2006         2,345,750
   4,550,000   Xerox Corporation(d)                                             7.625         6/15/2013         4,914,000
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                27,914,687
=========================================================================================================================

Transportation (1.7%)
-------------------------------------------------------------------------------------------------------------------------
   4,090,000   Horizon Lines, LLC                                               9.000         11/1/2012         4,314,950
   3,800,000   Hornbeck Offshore Services, Inc.                                10.625          8/1/2008         4,189,500
   2,999,235   United Air Lines, Inc.(g)                                        7.730          7/1/2010         2,438,765
   5,200,000   Windsor Petroleum Transport Corporation(e)                       7.840         1/15/2021         5,330,000
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                            16,273,215
=========================================================================================================================

Utilities (9.7%)
-------------------------------------------------------------------------------------------------------------------------
   1,700,000   AES Corporation(d)                                               8.875         2/15/2011         1,891,250
   3,900,000   AES Corporation                                                  8.750         5/15/2013         4,397,250
   3,320,000   Allegheny Energy Supply Company, LLC(d)                          8.250         4/15/2012         3,668,600
   6,001,188   CE Generation, LLC                                               7.416        12/15/2018         6,201,537
   4,000,000   Dynegy Holdings, Inc.                                            9.875         7/15/2010         4,520,000
   7,500,000   Edison Mission Energy(d)                                         9.875         4/15/2011         8,737,500
   5,850,000   El Paso Corporation(d)                                           7.000         5/15/2011         5,645,250
   4,250,000   El Paso Production Holding Company                               7.750          6/1/2013         4,260,625
   1,700,000   Ferrellgas Partners, LP                                          8.750         6/15/2012         1,870,000
   2,600,000   Ferrellgas Partners, LP                                          6.750          5/1/2014         2,652,000
   2,850,000   Legrand SA                                                      10.500         2/15/2013         3,334,500
   1,221,734   Midland Funding Corporation II                                  11.750         7/23/2005         1,293,704
   4,450,000   Midland Funding Corporation II                                  13.250         7/23/2006         5,026,182
   2,350,000   Midwest Generation, LLC                                          8.750          5/1/2034         2,561,500
   6,700,000   Mission Energy Holding Company                                  13.500         7/15/2008         8,475,500
   4,200,000   NRG Energy, Inc.                                                 8.000        12/15/2013         4,499,250
   3,400,000   Orion Power Holdings, Inc.                                      12.000          5/1/2010         4,250,000
   2,250,000   Pacific Energy Partners, LP/ Pacific Energy Finance
               Corporation(d)                                                   7.125         6/15/2014         2,435,625
   2,850,000   Southern Star Cent Corporation                                   8.500          8/1/2010         3,106,500
   1,700,000   Thomas & Betts Corporation(d)                                    7.250          6/1/2013         1,819,277
   2,270,000   TNP Enterprises, Inc.(d)                                        10.250          4/1/2010         2,440,250
   8,500,000   Williams Companies, Inc.(d,e)                                    8.125         3/15/2012         9,796,251
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 92,882,551
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $755,601,255)                                               790,996,058
=========================================================================================================================
      Shares   Preferred Stock (2.1%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
     105,000   Chevy Chase Preferred Capital Corporation,
               Convertible(d)                                                                                  $6,064,800
      34,000   Omnicare, Inc., Convertible                                                                      1,610,750
      41,500   PRIMEDIA, Inc.                                                                                   3,620,250
       5,000   Sovereign Real Estate Investment Corporation                                                     7,350,000
      30,000   Washington Mutual, Inc., Convertible(d)                                                          1,633,770
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $17,255,666)                                                        20,279,570
=========================================================================================================================
      Shares   Common Stock (0.2%)                                                                                  Value
-------------------------------------------------------------------------------------------------------------------------
       5,000   Aavid Thermal Technology, Inc., Stock Warrants (k)                                                 $50,000
       1,996   Arch Wireless, Inc. (d,k)                                                                           57,345
       4,600   ASAT Finance, LLC, Stock Warrants (b,i,k)                                                                0
      18,783   Birch Telecom, Inc. (i,k)                                                                              301
       4,100   HMP Equity Holdings Corporation (k)                                                                943,000
       3,450   Mueller Holdings, Inc., Stock Warrants (k)                                                         207,000
       6,000   Pliant Corporation, Stock Warrants (b,k)                                                                60
      23,840   Protection One, Inc., Stock Warrants (i,k)                                                             238
     121,520   TVMAX Holdings, Inc. (k)                                                                           334,180
      68,067   XO Communications, Inc., Stock Warrants (d,k)                                                       42,405
      80,000   ZSC Specialty Chemical plc (b,i,k)                                                                     800
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $10,340,589)                                                            1,636,129
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (11.7%)         Interest Rate(l)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 113,028,604   Thrivent Financial Securities Lending Trust                      1.760%              N/A      $113,028,604
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $113,028,604)                                                                                  113,028,604
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (3.8%)                         Interest Rate(l)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  14,000,000   Federal Home Loan Mortgage Corporation                           1.760%        10/5/2004       $13,997,309
  19,150,000   New Center Asset Trust                                           1.860         10/1/2004        19,150,000
   3,053,173   Thrivent Money Market Portfolio                                  1.300               N/A         3,053,173
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                36,200,482
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $932,426,596)                                                         $962,140,843
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Denotes restricted securities. Restricted securities
    are investment securities which cannot be offered for
    public sale without first being registered under the
    Securities Act of 1933. These securities have been
    valued from the date of acquisition through September
    30, 2004, by obtaining quotations from brokers active
    with these securities. The following table indicates
    the acquisition date and cost of restricted
    securities the Portfolio owned as of September 30,
    2004.

                                                      Acquisition
 Security                                                    Date           Cost
--------------------------------------------------------------------------------
ASAT Finance, LLC, Stock Warrants                      10/20/1999       $111,508
CSAM Funding Corporation                                5/10/2002      3,590,880
Katonah, Ltd.                                            2/7/2003      2,441,304
Pliant Corporation, Stock Warrants                      5/25/2000        136,483
Venture CDO 2002, Ltd.                                  3/13/2002      3,000,000
ZSC Specialty Chemical plc, Preferred Warrants          6/24/1999         47,570
ZSC Specialty Chemical plc, Stock Warrants              6/24/1999        111,712

(c) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(d) All or a portion of the security is on loan.

(e) Denotes step coupon bonds for which the current
    interest rate and next scheduled reset date are
    shown.

(f) Denotes investments purchased on a when-issued basis.

(g) In bankruptcy.

(h) Earmarked as collateral for long settling trades.

(i) Security is fair valued.

(j) In default.

(k) Non-income producing security.

(l) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the financial statements
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Partner High Yield Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Partner High Yield Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (78.4%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Basic Materials (7.8%)
-------------------------------------------------------------------------------------------------------------------------
    $400,000   Abitibi-Consolidated, Inc.                                       6.950%       12/15/2006          $413,000
      50,000   Abitibi-Consolidated, Inc.(b)                                    6.950          4/1/2008            51,000
     100,000   Abitibi-Consolidated, Inc.(b)                                    5.250         6/20/2008            96,875
      75,000   Abitibi-Consolidated, Inc.(b)                                    8.550          8/1/2010            80,438
     330,000   Abitibi-Consolidated, Inc.(b)                                    8.850          8/1/2030           326,700
     160,000   Ainsworth Lumber Company, Ltd.(c)                                5.669        12/30/2004           161,600
     130,000   Appleton Papers, Inc.                                            8.125         6/15/2011           133,900
     130,000   Appleton Papers, Inc.                                            9.750         6/15/2014           133,900
      70,000   ARCO Chemical Company                                           10.250         11/1/2010            77,350
     190,000   Buckeye Technologies, Inc.(b)                                    8.000        10/15/2010           186,200
     190,000   Buckeye Technologies, Inc.(b)                                    8.500         10/1/2013           204,250
     440,000   Crystal US Holdings 3 LLC Crystal US Sub 3
               Corporation(d)                                             Zero Coupon         10/1/2014           262,900
      50,000   Equistar Chemicals, LP                                          10.125          9/1/2008            56,375
     150,000   Equistar Chemicals, LP(b)                                       10.625          5/1/2011           171,000
     170,000   Equistar Chemicals, LP (Equistar Funding
               Corporation)(b)                                                  8.750         2/15/2009           183,175
     480,000   Georgia-Pacific Corporation(b)                                   8.125         5/15/2011           554,400
     480,000   Georgia-Pacific Corporation                                      9.375          2/1/2013           565,200
     100,000   Georgia-Pacific Corporation(b)                                   8.000         1/15/2024           113,750
     580,000   Huntsman International, LLC(b)                                  10.125          7/1/2009           609,000
     260,000   Huntsman, LLC(b)                                                11.500         7/15/2012           286,975
     400,000   International Steel Group, Inc.                                  6.500         4/15/2014           400,000
     350,000   ISP Holdings, Inc.                                              10.625        12/15/2009           385,000
     400,000   Ispat Inland ULC(b,c)                                            8.350          1/4/2005           426,000
     200,000   Ispat Inland ULC                                                 9.750          4/1/2014           220,500
     760,000   Lyondell Chemical Company(b)                                    10.500          6/1/2013           877,800
     650,000   MDP Acquisitions plc                                             9.625         10/1/2012           734,500
     450,000   Nalco Company                                                    7.750        11/15/2011           477,000
     400,000   NOVA Chemicals Corporation                                       6.500         1/15/2012           413,000
     375,000   Stone Container Corporation                                      8.375          7/1/2012           413,438
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            9,015,226
=========================================================================================================================

Capital Goods (8.7%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   Aearo Company I                                                  8.250         4/15/2012           306,000
     470,000   Ainsworth Lumber Company, Ltd.                                   6.750         3/15/2014           450,025
     550,000   Allied Waste North America, Inc.                                 8.500         12/1/2008           596,750
     200,000   Allied Waste North America, Inc.(b)                              6.500        11/15/2010           198,000
     400,000   Armor Holdings, Inc.                                             8.250         8/15/2013           441,000
     100,000   Building Materials Corporation of America                        7.750         7/15/2005           101,750
     400,000   Case New Holland, Inc.                                           9.250          8/1/2011           448,000
     450,000   Crown Euro Holdings SA                                           9.500          3/1/2011           501,750
     150,000   Crown Euro Holdings SA                                          10.875          3/1/2013           174,375
     350,000   Eircom Funding                                                   8.250         8/15/2013           383,250
     390,000   Fastentech, Inc.                                                11.500          5/1/2011           438,750
     325,000   Graham Packaging Company, Inc.(e)                                9.875        10/15/2014           332,719
     260,000   Invensys plc(b)                                                  9.875         3/15/2011           266,500
     350,000   K & F Industries, Inc.                                           9.625        12/15/2010           389,375
     350,000   Kappa Beheer BV                                                 10.625         7/15/2009           369,250
     100,000   Legrand SA                                                       8.500         2/15/2025           114,500
     290,000   Mueller Group, Inc.                                             10.000          5/1/2012           313,200
     170,000   Norcraft Holdings, LP(d)                                   Zero Coupon          9/1/2012           123,250
      60,000   Owens-Brockway Glass Container, Inc.                             7.750         5/15/2011            63,900
     375,000   Owens-Brockway Glass Container, Inc.(b)                          8.750        11/15/2012           416,250
     180,000   Owens-Brockway Glass Container, Inc.                             8.250         5/15/2013           191,700
     210,000   Owens-Illinois, Inc.(b)                                          7.500         5/15/2010           214,725
     390,000   Plastipak Holdings, Inc.                                        10.750          9/1/2011           434,850
     150,000   SPX Corporation                                                  6.250         6/15/2011           146,250
     350,000   SPX Corporation(b)                                               7.500          1/1/2013           355,688
     160,000   Standard Aero Holdings, Inc.                                     8.250          9/1/2014           165,600
     690,000   Tenneco Automotive, Inc.                                        10.250         7/15/2013           786,600
     480,000   Texas Industries, Inc.                                          10.250         6/15/2011           552,000
     375,000   Trinity Industries, Inc.                                         6.500         3/15/2014           369,375
     390,000   United Rentals North America, Inc.                               6.500         2/15/2012           375,375
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             10,020,757
=========================================================================================================================

Communications Services (17.5%)
-------------------------------------------------------------------------------------------------------------------------
     575,000   ACC Escrow Corporation(b)                                       10.000          8/1/2011           465,750
     400,000   Adelphia Communications Corporation(f)                           8.875         1/15/2007           424,500
     270,000   Adelphia Communications Corporation(f)                     Zero Coupon         1/15/2008           166,050
     575,000   American Media Operations, Inc.                                 10.250          5/1/2009           605,188
     625,000   American Tower Escrow Corporation                          Zero Coupon          8/1/2008           465,625
     480,000   Block Communications, Inc.                                       9.250         4/15/2009           507,600
     600,000   Cablevision Systems Corporation                                  8.000         4/15/2012           627,000
     487,626   Calpoint Receivable Structured Trust                             7.440        12/10/2006           487,626
     565,000   Canwest Media, Inc.                                             10.625         5/15/2011           642,688
     150,000   CF Cable TV, Inc.                                                9.125         7/15/2007           156,561
     455,000   Charter Communications Holdings II, LLC                         10.250         9/15/2010           464,669
     420,000   Charter Communications Holdings, LLC                             8.750        11/15/2013           412,125
     130,000   Charter Communications Operating, LLC                            8.000         4/30/2012           129,675
     200,000   Charter Communications Operating, LLC                            8.375         4/30/2014           198,750
     260,000   Crown Castle International Corporation                           9.375          8/1/2011           299,000
     240,000   Crown Castle International Corporation                          10.750          8/1/2011           267,000
     350,000   CSC Holdings, Inc.                                               7.625          4/1/2011           368,812
     325,000   Dex Media West, LLC/Dex Media West Finance Company(b)            8.500         8/15/2010           368,875
     420,000   Dex Media West, LLC/Dex Media West Finance Company               9.875         8/15/2013           493,500
     390,000   Dex Media, Inc.                                                  8.000        11/15/2013           409,500
     535,000   DIRECTV Holdings, LLC                                            8.375         3/15/2013           608,562
     150,000   EchoStar DBS Corporation                                         5.750         10/1/2008           150,750
     250,000   Gaylord Entertainment Company                                    8.000        11/15/2013           263,125
     220,000   General Cable Corporation                                        9.500        11/15/2010           244,200
     390,000   IPCS Escrow Company                                             11.500          5/1/2012           409,500
       1,000   MCI, Inc.                                                        5.908          5/1/2007               991
     391,000   MCI, Inc.                                                        6.688          5/1/2009           376,826
       1,000   MCI, Inc.                                                        7.735          5/1/2014               948
      21,428   Nextel Communications, Inc.                                      9.500          2/1/2011            24,321
   1,015,000   Nextel Communications, Inc.                                      6.875        10/31/2013         1,055,600
     425,000   Nextel Communications, Inc.                                      7.375          8/1/2015           456,875
     390,000   Nextel Partners, Inc.                                            8.125          7/1/2011           413,400
     400,000   NTL Cable plc(c)                                                 6.600        10/15/2004           411,000
     100,000   NTL Cable plc(b)                                                 8.750         4/15/2014           108,250
     280,000   PanAmSat Corporation                                             9.000         8/15/2014           291,200
     490,000   Paxson Communications Corporation(d)                       Zero Coupon         1/15/2009           420,175
     125,000   PRIMEDIA, Inc.(c)                                                7.086        11/15/2004           125,625
     350,000   PRIMEDIA, Inc.(b)                                                8.000         5/15/2013           332,938
     330,000   Quebecor Media, Inc.                                            11.125         7/15/2011           381,150
     280,000   Qwest Communications International, Inc.(c)                      5.220        11/15/2004           266,700
     300,000   Qwest Communications International, Inc.                         7.250         2/15/2011           284,250
     760,000   Qwest Communications International, Inc.                         7.500         2/15/2014           697,300
     280,000   Qwest Corporation                                                7.875          9/1/2011           290,500
     500,000   Qwest Corporation                                                8.875         3/15/2012           550,000
     500,000   Qwest Services Corporation                                      13.500        12/15/2010           583,750
     170,000   Rainbow National Services, LLC                                   8.750          9/1/2012           176,375
     390,000   Rainbow National Services, LLC                                  10.375          9/1/2014           408,525
     390,000   Sinclair Broadcast Group, Inc.                                   8.000         3/15/2012           404,625
     355,000   Spectrasite, Inc.                                                8.250         5/15/2010           381,625
     275,000   Superior Essex Communications LLC/Essex Group, Inc.              9.000         4/15/2012           275,000
     270,000   UbiquiTel Operating Company(e)                                   9.875          3/1/2011           281,138
     250,000   US Unwired, Inc.                                                10.000         6/15/2012           259,375
     150,000   Vertis, Inc.(b)                                                 10.875         6/15/2009           161,250
     300,000   Warner Music Group                                               7.375         4/15/2014           310,500
     390,000   XM Satellite Radio, Inc.(c)                                      7.194         11/1/2004           396,825
     365,000   Young Broadcasting, Inc.                                        10.000          3/1/2011           375,950
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   20,139,618
=========================================================================================================================

Consumer Cyclical (11.5%)
-------------------------------------------------------------------------------------------------------------------------
     160,000   Allied Security Escrow Corporation                              11.375         7/15/2011           168,000
     390,000   Amsted Industries, Inc.                                         10.250        10/15/2011           429,000
     375,000   ArvinMeritor, Inc.                                               6.625         6/15/2007           390,938
     450,000   Beazer Homes USA, Inc.                                           8.625         5/15/2011           496,125
     590,000   Blockbuster, Inc.                                                9.000          9/1/2012           612,125
     290,000   Boyd Gaming Corporation(b)                                       7.750        12/15/2012           311,025
     430,000   Buffets, Inc.                                                   11.250         7/15/2010           455,800
     200,000   Circus & Eldorado Joint Venture/Silver Legacy Capital
               Corporation(b)                                                  10.125          3/1/2012           213,000
   1,000,000   D.R. Horton, Inc.(g)                                             5.625         9/15/2014           995,000
     220,000   Duane Reade, Inc.                                                9.750          8/1/2011           207,900
     450,000   Dura Operating Corporation(b)                                    8.625         4/15/2012           445,500
     400,000   Euramax International plc                                        8.500         8/15/2011           426,000
     380,000   Group 1 Automotive, Inc.                                         8.250         8/15/2013           400,900
      93,000   HMH Properties, Inc.                                             7.875          8/1/2008            95,674
     340,000   Jean Coutu Group (PJC), Inc.                                     7.625          8/1/2012           345,950
     220,000   Jean Coutu Group (PJC), Inc.(b)                                  8.500          8/1/2014           218,350
     580,000   John Q. Hammons Hotels, LP                                       8.875         5/15/2012           646,700
     440,000   MGM Mirage, Inc.                                                 5.875         2/27/2014           423,500
     390,000   NationsRent, Inc.                                                9.500        10/15/2010           423,150
     610,000   NCL Corporation                                                 10.625         7/15/2014           638,975
     390,000   Nebraska Book Company, Inc.                                      8.625         3/15/2012           388,050
     190,000   Park Place Entertainment Corporation                             8.875         9/15/2008           216,600
     375,000   Park Place Entertainment Corporation(b)                          7.875         3/15/2010           423,750
     320,000   Penn National Gaming, Inc.                                       6.875         12/1/2011           329,600
     480,000   Rent-Way, Inc.                                                  11.875         6/15/2010           523,200
     490,000   Schuler Homes, Inc.                                              9.375         7/15/2009           536,550
     230,000   Seneca Gaming Corporation                                        7.250          5/1/2012           237,475
     400,000   Station Casinos, Inc.(b)                                         6.000          4/1/2012           410,000
     190,000   TravelCenters of America, Inc.                                  12.750          5/1/2009           220,400
     653,000   TRW Automotive, Inc.                                             9.375         2/15/2013           746,052
     400,000   VICORP Restaurants, Inc.                                        10.500         4/15/2011           398,000
     400,000   Warnaco, Inc.                                                    8.875         6/15/2013           445,000
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         13,218,289
=========================================================================================================================

Consumer Non-Cyclical (8.3%)
-------------------------------------------------------------------------------------------------------------------------
     390,000   Armkel Finance, Inc.                                             9.500         8/15/2009           425,100
     300,000   Beverly Enterprises, Inc.                                        7.875         6/15/2014           321,000
      75,000   Commonwealth Brands, Inc.                                        9.750         4/15/2008            78,000
     275,000   Commonwealth Brands, Inc.                                       10.625          9/1/2008           286,000
     480,000   Da-Lite Screen Company, Inc.                                     9.500         5/15/2011           506,400
     450,000   Delhaize America, Inc.                                           8.125         4/15/2011           513,911
     150,000   Extendicare Health Services, Inc.(b)                             9.500          7/1/2010           168,375
     350,000   Fisher Scientific International, Inc.                            8.000          9/1/2013           392,000
     690,000   Fisher Scientific International, Inc.                            6.750         8/15/2014           724,500
     325,000   Fresenius Medical Care Capital Trust II                          7.875          2/1/2008           355,062
     225,000   Fresenius Medical Care Capital Trust IV(b)                       7.875         6/15/2011           249,750
     220,000   IASIS Healthcare, LLC (IASIS Capital Corporation)                8.750         6/15/2014           230,450
     325,000   Ingles Markets, Inc.                                             8.875         12/1/2011           350,188
     325,000   JohnsonDiversey, Inc.                                            9.625         5/15/2012           364,000
     540,000   Jostens Holding Corporation(d)                             Zero Coupon         12/1/2013           371,250
     225,000   Mail-Well I Corporation                                          9.625         3/15/2012           247,500
     100,000   Merisant Company                                                 9.500         7/15/2013            95,000
     400,000   Michael Foods, Inc.                                              8.000        11/15/2013           419,000
     250,000   NeighborCare, Inc.                                               6.875        11/15/2013           260,000
      98,000   PacifiCare Health Systems, Inc.                                 10.750          6/1/2009           112,945
     275,000   Rayovac Corporation                                              8.500         10/1/2013           298,375
     425,000   Roundy's, Inc.                                                   8.875         6/15/2012           457,938
     400,000   Smithfield Foods, Inc.                                           8.000        10/15/2009           441,000
      80,000   Stater Brothers Holdings, Inc.(c)                                5.380        12/15/2004            81,200
     210,000   Stater Brothers Holdings, Inc.                                   8.125         6/15/2012           219,975
     685,000   Tenet Healthcare Corporation(b)                                  7.375          2/1/2013           643,900
     250,000   Tenet Healthcare Corporation(b)                                  9.875          7/1/2014           261,250
     200,000   Triad Hospitals, Inc.                                            7.000         5/15/2012           209,000
     250,000   US Oncology, Inc.                                                9.000         8/15/2012           258,750
     250,000   VWR International, Inc.                                          8.000         4/15/2014           264,375
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      9,606,194
=========================================================================================================================

Energy (5.9%)
-------------------------------------------------------------------------------------------------------------------------
     112,500   AmeriGas Partners, LP(h,i)                                       8.830         4/19/2010           129,794
     580,000   Chesapeake Energy Corporation                                    9.000         8/15/2012           662,650
     650,000   Dresser, Inc.                                                    9.375         4/15/2011           715,000
     400,000   EXCO Resources, Inc.                                             7.250         1/15/2011           424,000
     675,000   Hanover Equipment Trust(d)                                       8.500          9/1/2008           725,625
     550,000   Peabody Energy Corporation                                       6.875         3/15/2013           594,000
     440,000   Petroleum Geo-Services ASA                                      10.000         11/5/2010           498,300
   1,060,000   Premco Refining Group, Inc.                                      6.750          5/1/2014         1,097,100
     370,000   Pride International, Inc.                                        7.375         7/15/2014           410,700
     300,000   SESI, LLC                                                        8.875         5/15/2011           327,750
     200,000   Valero Energy Corporation                                        7.800         6/14/2010           193,500
     325,000   Vintage Petroleum, Inc.                                          7.875         5/15/2011           347,750
     150,000   Vintage Petroleum, Inc.                                          8.250          5/1/2012           166,875
     390,000   Western Oil Sands, Inc.                                          8.375          5/1/2012           449,475
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     6,742,519
=========================================================================================================================

Financials (7.5%)
-------------------------------------------------------------------------------------------------------------------------
     390,000   Alamosa Delaware, Inc.                                           8.500         1/31/2012           394,875
     387,000   American Financial Group, Inc., Convertible(d)                   1.486          6/2/2033           161,089
     310,000   BCP Caylux Holdings Luxembourg SCA                               9.625         6/15/2014           334,800
     220,050   Cedar Brakes II, LLC                                             9.875          9/1/2013           243,155
     430,000   Choctaw Resort Development Enterprise                            9.250          4/1/2009           459,025
   4,000,000   Dow Jones CDX(b)                                                 7.750        12/29/2009         4,049,997
     324,000   FINOVA Group, Inc.                                               7.500        11/15/2009           161,595
      75,000   Host Marriott, LP                                                9.500         1/15/2007            83,062
     125,000   Host Marriott, LP                                                9.250         10/1/2007           140,000
      75,000   Host Marriott, LP(b)                                             7.125         11/1/2013            78,750
     390,000   La Quinta Properties, Inc.                                       8.875         3/15/2011           436,800
     390,000   Refco Finance Holdings, LLC                                      9.000          8/1/2012           416,325
     450,000   Riggs Capital Trust II                                           8.875         3/15/2027           495,000
     200,000   Sheridan Group, Inc.                                            10.250         8/15/2011           216,500
     325,000   Universal City Development Services                             11.750          4/1/2010           378,625
     475,000   Ventas Realty, LP/Ventas Capital Corporation                     8.750          5/1/2009           529,625
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 8,579,223
=========================================================================================================================

Technology (1.3%)
-------------------------------------------------------------------------------------------------------------------------
     140,000   Celestica, Inc.                                                  7.875          7/1/2011           145,250
     220,000   Freescale Semiconductor, Inc.                                    6.875         7/15/2011           228,800
     220,000   Freescale Semiconductor, Inc.                                    7.125         7/15/2014           228,800
     400,000   Sanmina-SCI Corporation                                         10.375         1/15/2010           457,500
     400,000   Xerox Corporation                                                7.625         6/15/2013           432,000
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 1,492,350
=========================================================================================================================

Transportation (0.9%)
-------------------------------------------------------------------------------------------------------------------------
     252,956   Continental Airlines, Inc.                                       6.545          2/2/2019           244,124
     440,000   Horizon Lines, LLC                                               9.000         11/1/2012           464,200
     149,962   United Air Lines, Inc.(f)                                        7.730          7/1/2010           121,938
     150,000   United Air Lines, Inc.(f)                                        6.602          9/1/2013           126,637
      42,316   United Air Lines, Inc.(f)                                        7.783          1/1/2014            34,749
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                               991,648
=========================================================================================================================

Utilities (9.0%)
-------------------------------------------------------------------------------------------------------------------------
     200,000   AES Corporation                                                  8.875         2/15/2011           222,500
     880,000   AES Corporation                                                  8.750         5/15/2013           992,200
     370,000   Allegheny Energy Supply Company, LLC(b)                          8.250         4/15/2012           408,850
     175,000   AmeriGas Partners, LP/AmeriGas Eagle Finance
               Corporation                                                     10.000         4/15/2006           191,625
     175,000   AmeriGas Partners, LP/AmeriGas Eagle Finance
               Corporation                                                      8.875         5/20/2011           192,938
     405,598   CE Generation, LLC                                               7.416        12/15/2018           419,138
     500,000   CMS Energy Corporation                                           7.000         1/15/2005           502,777
      50,000   Coastal Corporation                                              9.625         5/15/2012            52,375
     440,000   Dynegy Holdings, Inc.                                            9.875         7/15/2010           497,200
     850,000   Edison Mission Energy                                            9.875         4/15/2011           990,250
     450,000   El Paso Corporation(b)                                           7.375        12/15/2012           434,250
     101,000   El Paso Energy Partners, LP                                      8.500          6/1/2011           113,499
     175,000   El Paso Natural Gas Corporation                                  7.625          8/1/2010           187,250
     500,000   El Paso Production Holding Company                               7.750          6/1/2013           501,250
     450,000   Ferrellgas Partners, LP                                          8.750         6/15/2012           495,000
     200,000   Ferrellgas Partners, LP                                          6.750          5/1/2014           204,000
      54,000   Gulfterra Energy Partner                                         8.500          6/1/2010            62,842
     400,000   Ipalco Enterprises, Inc.(d)                                      8.375        11/14/2008           446,000
     160,000   Ipalco Enterprises, Inc.(d)                                      8.625        11/14/2011           180,800
     640,000   Legrand SA                                                      10.500         2/15/2013           748,800
     275,000   Midwest Generation, LLC                                          8.750          5/1/2034           299,750
     230,000   Mission Energy Holding Company                                  13.500         7/15/2008           290,950
     700,000   NRG Energy, Inc.                                                 8.000        12/15/2013           749,875
     110,000   Pacific Energy Partners, LP/ Pacific Energy Finance
               Corporation                                                      7.125         6/15/2014           119,075
     235,602   Rocky River Private Placement(h,i)                               8.810         4/14/2007           253,573
     350,000   Sonat, Inc.(b)                                                   7.625         7/15/2011           344,750
     210,000   Williams Companies, Inc.                                         7.625         7/15/2019           229,950
     225,000   Williams Companies, Inc.(b)                                      7.875          9/1/2021           249,750
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 10,381,217
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $87,306,299)                                                 90,187,041
=========================================================================================================================
      Shares   Preferred Stock (0.7%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
         582   Sovereign Real Estate Investment Corporation                                                      $855,540
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $858,450)                                                              855,540
=========================================================================================================================
      Shares   Common Stock(j)                                                                                      Value
-------------------------------------------------------------------------------------------------------------------------
           1   Orion Refining Corporation(h,i,k)                                                                       $0
           1   Pathmark Stores, Inc.(b,k)                                                                               5
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $17)                                                                            5
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (13.7%)         Interest Rate(l)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  15,776,223   Thrivent Financial Securities Lending Trust                      1.760%              N/A       $15,776,223
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $15,776,223)                                                                                    15,776,223
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (7.2%)                        Interest Rate (l)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     550,000   Gemstone Investor, Ltd.                                          7.710%       10/31/2004          $549,465
   4,794,057   Thrivent Money Market Portfolio                                  1.300               N/A         4,794,057
   2,950,000   UBS Finance Delaware, LLC                                        1.880         10/1/2004         2,950,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 8,293,522
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $112,234,511)                                                         $115,112,331
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(d) Denotes step coupon bonds for which the current
    interest rate and next scheduled reset date are
    shown.

(e) Denotes investments purchased on a when-issued basis.

(f) In bankruptcy.

(g) Earmarked as collateral for long settling trades.

(h) Denotes restricted securities. Restricted securities
    are investment securities which cannot be offered for
    public sale without first being registered under the
    Securities Act of 1933. These securities have been
    valued from the date of acquisition through September
    30, 2004, by obtaining quotations from brokers active
    with these securities. The following table indicates
    the acquisition date and cost of restricted
    securities the Portfolio owned as of September 30,
    2004.

                                            Acquisition
Security                                       Date               Cost
-------------------------------------------------------------------------------------------------------------------------
Amerigas Partners, LP                        4/17/2002          $115,000
Orion Refining Corporation                    8/3/2001                 0
Rocky River Private Placement               11/22/2000           233,446

(i) Security is fair valued.

(j) The market value of the denoted categories of
    investments represents less than 0.1% of the total
    investments of the Thrivent Partner High Yield
    Portfolio.

(k) Non-income producing security.

(l) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Income Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Income Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (80.5%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (7.2%)
-------------------------------------------------------------------------------------------------------------------------
  $3,000,000   Bank One Issuance Trust(b)                                       1.810%       10/15/2004        $3,001,965
  13,000,000   Chase Credit Card Master Trust(c)                                5.500        11/17/2008        13,588,822
   9,000,000   Citibank Credit Card Issuance Trust(c)                           2.550         1/20/2009         8,901,891
   7,000,000   Countrywide Asset-Backed Certificates                            3.903        12/25/2034         6,949,512
   9,000,000   CPL Transition Funding, LLC                                      5.010         1/15/2010         9,327,798
   4,000,000   DaimlerChrysler Master Owner Trust(b)                            1.810        10/15/2004         4,002,620
   5,000,000   First National Master Note Trust(b)                              1.860        10/15/2004         5,007,100
   4,500,000   GMAC Mortgage Corporation Loan Trust(b)                          1.970        10/25/2004         4,508,446
   7,500,000   Honda Auto Receivables Owner Trust(c)                            2.790         3/16/2009         7,457,362
   5,000,000   Honda Auto Receivables Owner Trust(d)                            2.960         4/20/2009         4,985,250
   8,000,000   MBNA Credit Card Master Note Trust(b,c)                          1.870        10/15/2004         8,017,224
   4,000,000   Residential Asset Securities Corporation                         3.250         5/25/2029         3,978,288
   6,500,000   Toyota Auto Receivables Owner Trust                              4.390         5/15/2009         6,599,671
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   86,325,949
=========================================================================================================================

Basic Materials (2.2%)
-------------------------------------------------------------------------------------------------------------------------
   4,000,000   Georgia-Pacific Corporation(c)                                   8.875          2/1/2010         4,680,000
   8,000,000   Glencore Funding, LLC(e)                                         6.000         4/15/2014         7,758,784
   1,750,000   ICI Wilmington, Inc.                                             4.375         12/1/2008         1,770,136
   2,500,000   ICI Wilmington, Inc.                                             5.625         12/1/2013         2,569,095
   4,000,000   International Steel Group, Inc.                                  6.500         4/15/2014         4,000,000
   1,250,000   NOVA Chemicals Corporation                                       6.500         1/15/2012         1,290,625
   3,500,000   Precision Castparts Corporation                                  5.600        12/15/2013         3,583,013
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           25,651,653
=========================================================================================================================

Capital Goods (2.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,750,000   Allied Waste North America, Inc.                                 8.875          4/1/2008         1,898,750
   2,500,000   Allied Waste North America, Inc.                                 6.375         4/15/2011         2,431,250
     900,000   Ball Corporation                                                 6.875        12/15/2012           958,500
   9,000,000   Boeing Capital Corporation                                       5.800         1/15/2013         9,656,568
   3,500,000   Bombardier Capital, Inc.(f)                                      6.300          5/1/2014         3,022,733
   3,000,000   Crown Euro Holdings SA                                           9.500          3/1/2011         3,345,000
   6,000,000   Goodrich Corporation                                             7.625        12/15/2012         7,047,690
   4,882,619   Systems 2001 Asset Trust, LLC(c)                                 6.664         9/15/2013         5,423,760
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             33,784,251
=========================================================================================================================

Commercial Mortgage-Backed Securities (4.5%)
-------------------------------------------------------------------------------------------------------------------------
   1,782,250   Banc of America Commercial Mortgage, Inc.                        3.366         7/11/2043         1,789,739
   3,000,000   Banc of America Commercial Mortgage, Inc.                        5.118         7/11/2043         3,121,161
   5,250,000   Credit Suisse First Boston Mortgage Securities
               Corporation(c)                                                   3.861         3/15/2036         5,275,778
   9,000,000   Credit Suisse First Boston Mortgage Securities
               Corporation                                                      2.843         5/15/2038         8,758,107
   6,000,000   J.P. Morgan Chase Commercial Mortgage Securities
               Corporation(b)                                                   2.107        10/14/2004         6,001,338
   6,000,000   J.P. Morgan Chase Commercial Mortgage Securities
               Corporation                                                      4.302         1/15/2038         5,971,698
  10,250,000   LB-UBS Commercial Mortgage Trust                                 3.323         3/15/2027        10,150,370
   6,000,000   LB-UBS Commercial Mortgage Trust                                 6.653        11/15/2027         6,769,938
   5,790,194   Lehman Brothers "CALSTRS" Mortgage Trust                         3.988        11/20/2012         5,861,865
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                     53,699,994
=========================================================================================================================

Communications Services (6.4%)
-------------------------------------------------------------------------------------------------------------------------
   4,500,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012         5,437,472
   3,000,000   Cox Communications, Inc.                                         4.625          6/1/2013         2,766,393
   2,600,000   CSC Holdings, Inc.                                               7.625          4/1/2011         2,739,750
   2,000,000   CSC Holdings, Inc.                                               6.750         4/15/2012         2,005,000
   5,000,000   Deutsche Telekom International Finance BV                        5.250         7/22/2013         5,116,655
   3,250,000   EchoStar DBS Corporation(c)                                      5.750         10/1/2008         3,266,250
   2,400,000   Liberty Media Corporation, Convertible                           0.750         3/30/2023         2,577,000
   1,700,000   Liberty Media Corporation, Convertible                           3.250         3/15/2031         1,540,625
   3,500,000   News America Holdings                                            8.150        10/17/2036         4,352,355
   1,500,000   Nextel Communications, Inc.                                      5.950         3/15/2014         1,470,000
   3,000,000   Nextel Communications, Inc.                                      7.375          8/1/2015         3,225,000
   1,500,000   PanAmSat Corporation                                             9.000         8/15/2014         1,560,000
   3,000,000   Qwest Corporation                                                8.875         3/15/2012         3,300,000
   4,500,000   Rogers Cable, Inc.                                               6.250         6/15/2013         4,410,000
   9,000,000   Sprint Capital Corporation                                       6.900          5/1/2019         9,853,533
   5,000,000   TCI Communications, Inc.                                         8.750          8/1/2015         6,232,310
   6,500,000   Telecom Italia Capital SA                                        5.250        11/15/2013         6,622,636
   9,000,000   Verizon Pennsylvania, Inc.                                       5.650        11/15/2011         9,500,697
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   75,975,676
=========================================================================================================================

Consumer Cyclical (4.6%)
-------------------------------------------------------------------------------------------------------------------------
   9,000,000   AOL Time Warner, Inc.                                            6.875          5/1/2012        10,041,093
   2,200,000   Costco Wholesale Corporation, Convertible(c)               Zero Coupon         8/19/2017         2,079,000
   4,500,000   D.R. Horton, Inc.                                                7.500         12/1/2007         4,950,000
   4,500,000   DaimlerChrysler North American Holdings
               Corporation(d)                                                   4.750         1/15/2008         4,634,464
   5,000,000   DaimlerChrysler North American Holdings
               Corporation(f)                                                   6.500        11/15/2013         5,425,050
   4,500,000   General Motors Acceptance Corporation                            7.750         1/19/2010         4,944,861
   6,000,000   Interpublic Group of Companies, Inc.                             7.250         8/15/2011         6,555,222
   3,000,000   KB Home                                                          6.375         8/15/2011         3,150,000
   3,300,000   Mohegan Tribal Gaming Authority                                  6.375         7/15/2009         3,423,750
   2,700,000   Royal Caribbean Cruises, Ltd.                                    8.000         5/15/2010         3,040,875
   2,150,000   Station Casinos, Inc.                                            6.500          2/1/2014         2,187,625
   4,000,000   Yum! Brands, Inc.                                                7.650         5/15/2008         4,512,992
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         54,944,932
=========================================================================================================================

Consumer Non-Cyclical (2.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Best Buy Company, Inc., Convertible                              2.250         1/15/2022         1,063,750
   7,000,000   Bunge Limited Finance Corporation                                7.800        10/15/2012         8,276,912
   2,750,000   Fisher Scientific International, Inc.                            8.125          5/1/2012         3,066,250
   1,000,000   Fisher Scientific International, Inc.                            6.750         8/15/2014         1,050,000
   1,000,000   Goldman Sachs Group, Inc., Convertible                           1.500         7/23/2009           989,320
   5,000,000   HCA, Inc.                                                        7.875          2/1/2011         5,654,570
   7,000,000   Hospira, Inc.                                                    4.950         6/15/2009         7,176,162
     950,000   Kerzner International, Convertible                               2.375         4/15/2024           922,688
   3,000,000   Stater Brothers Holdings, Inc.                                   8.125         6/15/2012         3,142,500
   2,400,000   Teva Pharmaceutical Finance NV, Convertible                      0.250          2/1/2024         2,283,000
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     33,625,152
=========================================================================================================================

Energy (3.9%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Chesapeake Energy Corporation                                    7.000         8/15/2014         2,643,750
   5,000,000   EnCana Corporation                                               4.600         8/15/2009         5,126,675
   7,500,000   Gazprom International SA                                         7.201          2/1/2020         7,593,750
   3,000,000   LG-Caltex Oil Corporation                                        5.500         8/25/2014         3,059,652
   2,000,000   Newfield Exploration Company                                     6.625          9/1/2014         2,085,000
   1,125,000   Peabody Energy Corporation                                       6.875         3/15/2013         1,215,000
   6,000,000   Pioneer Natural Resources Company(d)                             5.875         7/15/2016         6,261,384
   1,300,000   Premcor Refining Group                                           6.125          5/1/2011         1,345,500
   3,525,000   Premcor Refining Group, Inc.(f)                                  9.250          2/1/2010         4,000,875
   2,750,000   Public Service Company of New Mexico                             4.400         9/15/2008         2,788,833
   2,250,000   Southern Natural Gas Company                                     8.875         3/15/2010         2,531,250
   3,000,000   Sunoco, Inc.                                                     4.875        10/15/2014         2,968,254
   2,000,000   XTO Energy, Inc.                                                 6.250         4/15/2013         2,190,704
   3,000,000   XTO Energy, Inc.                                                 5.000         1/31/2015         2,981,037
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    46,791,664
=========================================================================================================================

Financials (13.4%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   Bank of America Corporation                                      5.375         6/15/2014         3,115,443
   5,000,000   Capital One Financial Corporation                                6.250        11/15/2013         5,368,840
   8,000,000   CIT Group, Inc.                                                  4.000          5/8/2008         8,077,680
   5,000,000   Citigroup, Inc.(b)                                               1.780         11/8/2004         5,001,185
   6,000,000   Danske Bank A/S                                                  5.914         6/16/2014         6,310,650
   7,000,000   Dow Jones CDX                                                    6.375        12/29/2009         7,140,000
  10,000,000   Equitable Life Assurance Society USA                             6.950         12/1/2005        10,475,940
   6,000,000   General Electric Capital Corporation(b)                          1.044         12/2/2004         6,015,000
   1,200,000   Goldman Sachs Group, Inc., Convertible(b)                  Zero Coupon        11/20/2004         1,154,856
   1,200,000   Goldman Sachs Group, Inc., Convertible(b)                        0.060         3/21/2005         1,164,972
   7,000,000   HSBC Capital Funding, LP(g)                                      9.547         6/30/2010         8,816,248
   4,250,000   International Lease Finance Corporation                          5.625          6/1/2007         4,489,815
   9,000,000   J.P. Morgan Chase & Company(d)                                   5.125         9/15/2014         9,048,249
  26,040,000   Lehman Brothers, Inc.(c)                                         6.539         8/15/2008        27,616,722
   7,000,000   Montpelier Reinsurance Holdings, Ltd.(d)                         6.125         8/15/2013         7,253,379
   6,000,000   Popular North America, Inc.(d)                                   4.700         6/30/2009         6,148,704
   6,000,000   Protective Life Secured Trust                                    4.000         10/7/2009         5,992,980
   9,000,000   RBS Capital Trust I(g)                                           4.709          7/1/2013         8,705,025
   5,500,000   SouthTrust Corporation                                           5.800         6/15/2014         5,847,958
   8,000,000   United Overseas Bank, Ltd.                                       5.375          9/3/2019         8,061,728
   6,000,000   Washington Mutual, Inc.(f)                                       8.250          4/1/2010         7,101,102
   6,000,000   Wells Fargo Capital                                              7.730         12/1/2026         6,639,864
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               159,546,340
=========================================================================================================================

Foreign (2.1%)
-------------------------------------------------------------------------------------------------------------------------
   9,250,000   Corporacion Andina de Fomento(d)                                 6.875         3/15/2012        10,402,920
   1,145,833   Pemex Finance, Ltd.                                              8.450         2/15/2007         1,218,181
   6,000,000   Pemex Finance, Ltd.(c)                                           9.030         2/15/2011         7,003,680
   4,000,000   United Mexican States                                            9.875          2/1/2010         4,932,000
   1,500,000   United Mexican States                                            6.375         1/16/2013         1,579,500
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                   25,136,281
=========================================================================================================================

Mortgage-Backed Securities (5.5%)
-------------------------------------------------------------------------------------------------------------------------
  15,750,000   Federal National Mortgage Association 15-Yr.
               Conventional(h)                                                  5.500         10/1/2019        16,271,719
  47,750,000   Federal National Mortgage Association 30-Yr.
               Conventional(h)                                                  6.000         10/1/2034        49,376,458
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                65,648,177
=========================================================================================================================

Technology (0.7%)
-------------------------------------------------------------------------------------------------------------------------
   7,000,000   Electronic Data Systems Corporation(f)                           6.000          8/1/2013         7,060,354
   1,650,000   Unisys Corporation(f)                                            6.875         3/15/2010         1,720,125
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 8,780,479
=========================================================================================================================

Transportation (3.9%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   American Airlines, Inc.                                          7.250          2/5/2009         4,600,000
   5,500,000   CNF, Inc.                                                        8.875          5/1/2010         6,474,660
   3,500,000   CSX Corporation                                                  6.750         3/15/2011         3,886,306
   4,295,477   FedEx Corporation                                                6.845         1/15/2019         4,682,800
   2,000,000   FedEx Corporation                                                3.500          4/1/2009         1,965,724
   4,281,247   FedEx Corporation                                                6.720         1/15/2022         4,804,886
   4,250,000   Hertz Corporation                                                7.400          3/1/2011         4,619,912
   3,500,000   MISC Capital Ltd.                                                5.000          7/1/2009         3,612,284
   6,500,000   Southwest Airlines Company                                       5.496         11/1/2006         6,721,026
   5,889,461   United Air Lines, Inc. (i)                                       7.186          4/1/2011         4,946,205
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                            46,313,803
=========================================================================================================================

U.S. Government (14.5%)
-------------------------------------------------------------------------------------------------------------------------
  15,000,000   Federal Home Loan Mortgage Corporation(b,e)                      1.825         12/9/2004        14,999,925
  21,000,000   Federal National Mortgage Association(e)                         2.375        12/15/2005        20,980,722
  12,750,000   U.S. Treasury Bonds(f)                                     Zero Coupon         2/15/2013         8,995,456
  38,000,000   U.S. Treasury Bonds                                        Zero Coupon        11/15/2022        14,988,340
  36,250,000   U.S. Treasury Bonds(f)                                           6.125         8/15/2029        42,246,838
  24,675,000   U.S. Treasury Notes(e,f)                                         1.250         5/31/2005        24,547,776
  12,000,000   U.S. Treasury Notes(f)                                           1.500         7/31/2005        11,939,064
   7,500,000   U.S. Treasury Notes(f)                                           3.250         8/15/2008         7,535,452
  23,250,000   U.S. Treasury Notes(f)                                           2.625         3/15/2009        22,632,434
   4,500,000   U.S. Treasury Notes(f)                                           3.875         2/15/2013         4,471,875
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                          173,337,882
=========================================================================================================================

Utilities (6.0%)
-------------------------------------------------------------------------------------------------------------------------
   2,250,000   ANR Pipeline Company(f)                                          8.875         3/15/2010         2,531,250
   7,000,000   Duke Capital, LLC                                                5.668         8/15/2014         7,139,594
   1,800,000   Ferrellgas Partners, LP                                          6.750          5/1/2014         1,836,000
   4,500,000   FirstEnergy Corporation                                          6.450        11/15/2011         4,908,915
   4,000,000   Kinder Morgan Energy Partners, LP(c)                             7.500         11/1/2010         4,597,912
   3,000,000   Kinder Morgan Energy Partners, LP                                7.750         3/15/2032         3,551,124
  12,000,000   MidAmerican Energy Holdings Company(c,e)                         7.630        10/15/2007        13,302,264
   2,000,000   Pacific Energy Partners, LP/ Pacific Energy Finance
               Corporation                                                      7.125         6/15/2014         2,165,000
   5,000,000   Pacific Gas & Electric Company                                   6.050          3/1/2034         5,089,010
   1,662,474   Power Contract Financing, LLC                                    5.200          2/1/2006         1,686,181
   3,000,000   Power Contract Financing, LLC                                    6.256          2/1/2010         3,123,090
   4,543,680   Power Receivables Finance, LLC                                   6.290          1/1/2012         4,761,367
   5,500,000   Texas-New Mexico Power Company                                   6.125          6/1/2008         5,716,700
   3,000,000   Transcontinental Gas Pipe Corporation                            8.875         7/15/2012         3,648,750
   7,000,000   Westar Energy, Inc.                                              7.875          5/1/2007         7,759,731
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 71,816,888
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $934,450,178)                                               961,379,121
=========================================================================================================================
      Shares   Preferred Stock (0.4%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
      22,500   Goldman Sachs Group, Inc., Convertible (j)                                                      $1,949,355
      36,868   Morgan Stanley and Company, Convertible (j)                                                      1,156,918
      20,000   Washington Mutual, Inc., Convertible                                                             1,089,180
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $4,687,487)                                                          4,195,453
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (11.7%)        Interest Rate (k)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 140,379,947   Thrivent Financial Securities Lending Trust                      1.760%              N/A      $140,379,947
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $140,379,947)                                                                                  140,379,947
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (7.4%)                        Interest Rate (k)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $10,000,000   American General Finance Corporation(c,d,e)                      1.660%       10/12/2004        $9,994,928
  10,000,000   Federal Home Loan Bank                                           1.770         10/8/2004         9,996,617
  15,000,000   Federal Home Loan Mortgage Corporation(c,d)                      1.746        10/19/2004        14,987,137
  10,000,000   Federal National Mortgage Association                            1.750         10/5/2004         9,998,089
  22,850,000   New Center Asset Trust                                           1.860         10/1/2004        22,850,000
  10,600,000   Rabobank USA Finance Corporation                                 1.870         10/1/2004        10,600,000
   3,350,785   Thrivent Money Market Portfolio                                  1.300               N/A         3,350,785
   7,000,000   U.S. Treasury Notes(f)                                           2.125        10/31/2004         7,003,860
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                88,781,416
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $1,168,299,028)                                                     $1,194,735,937
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(c) Earmarked as collateral for long settling trades.

(d) At September 30, 2004, all or a portion of the
    denoted securities valued at $56,229,846 were
    earmarked as collateral to cover call options written
    as follows:

                              Number of     Exercise     Expiration
Type                          Contracts      Price          Date          Value
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures      600           116       December 20      $(234,378)

(e) At September 30, 2004, all or a portion of the denoted U.S. Treasury
    Notes and other securities, valued at $52,200,843 were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                             Notional
                              Number of      Expiration                                      Principal      Unrealized
Type                          Contracts         Date        Position      Value               Amount            Loss
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures      425         December 2004    Short       $47,865,625       $47,316,738       $(548,888)

(f) All or a portion of the security is on loan.

(g) Denotes step coupon bonds for which the current
    interest rate and next scheduled reset date are
    shown.

(h) Denotes investments purchased on a when-issued basis.

(i) In default.

(j) Non-income producing security.

(k) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Bond Index Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Bond Index Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (64.8%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (0.8%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   Citibank Credit Card Issuance Trust(b)                           4.100%        12/7/2006        $1,004,091
     450,000   GMAC Mortgage Corporation Loan Trust(c)                          1.970        10/25/2004           450,845
      78,880   Green Tree Financial Corporation                                 6.330         11/1/2029            82,014
     725,000   Honda Auto Receivables Owner Trust(b)                            2.480         7/18/2008           722,527
     450,000   MBNA Credit Card Master Note Trust(b,c)                          1.870        10/15/2004           450,969
     250,000   PECO Energy Transition Trust(b)                                  6.050          3/1/2009           263,305
     208,674   Vanderbilt Mortgage Finance Corporation                          7.820         11/7/2017           213,297
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    3,187,048
=========================================================================================================================

Basic Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Alcan, Inc.(b)                                                   5.200         1/15/2014           513,288
     300,000   Codelco, Inc.(b)                                                 6.375        11/30/2012           331,142
     350,000   Dow Chemical Company                                             5.750        11/15/2009           375,597
     650,000   International Paper Company(d)                                   5.850        10/30/2012           686,733
     300,000   Potash Corporation of Saskatchewan, Inc.(b)                      7.750         5/31/2011           353,700
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            2,260,460
=========================================================================================================================

Capital Goods (1.4%)
-------------------------------------------------------------------------------------------------------------------------
     975,000   Boeing Capital Corporation(e)                                    6.100          3/1/2011         1,067,877
     275,000   Caterpillar, Inc.                                                4.500         6/15/2009           282,456
   1,400,000   General Electric Company(b)                                      5.000          2/1/2013         1,439,817
     250,000   Hanson plc(b)                                                    6.750         9/15/2005           259,331
     225,000   Hutchison Whampoa International, Ltd.                            5.450        11/24/2010           229,921
     250,000   Hutchison Whampoa International, Ltd.                            6.250         1/24/2014           256,547
     525,000   Lockheed Martin Corporation(b)                                   8.200         12/1/2009           624,731
     200,000   Northrop Grumman Corporation                                     7.125         2/15/2011           229,893
     450,000   Raytheon Company                                                 5.500        11/15/2012           471,321
     500,000   Textron, Inc.                                                    4.500          8/1/2010           508,035
     500,000   Tyco International Group SA                                      6.375        10/15/2011           552,960
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              5,922,889
=========================================================================================================================

Commercial Mortgage-Backed Securities (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     700,000   Banc of America Commercial Mortgage, Inc.                        5.118         7/11/2043           728,271
     400,000   Bear Stearns Commercial Mortgage Securities                      3.869         2/11/2041           396,894
   1,000,000   Credit Suisse First Boston Mortgage Securities
               Corporation(b)                                                   3.861         3/15/2036         1,004,910
     250,000   Credit Suisse First Boston Mortgage Securities
               Corporation                                                      2.843         5/15/2038           243,281
     265,000   CS First Boston Mortgage Securities Corporation                  6.480         5/17/2040           288,876
     600,000   General Electric Capital Commercial Mortgage
               Corporation                                                      4.641         9/10/2013           605,480
     400,000   GMAC Commercial Mortgage Securities, Inc.                        6.175         5/15/2033           435,190
   1,000,000   J.P. Morgan Chase Commercial Mortgage Securities
               Corporation(b,c)                                                 2.107        10/14/2004         1,000,223
   1,000,000   LB-UBS Commercial Mortgage Trust(b)                              3.086         5/15/2027           980,373
      71,845   Morgan Stanley Capital I, Inc.                                   6.250         3/15/2030            72,271
     500,000   Morgan Stanley Capital I, Inc.                                   6.550         3/15/2030           540,766
     238,137   Morgan Stanley Capital I, Inc.                                   6.120         3/15/2031           247,861
     437,532   Nationslink Funding Corporation                                  6.316         1/20/2031           474,918
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                      7,019,314
=========================================================================================================================

Communications Services (1.6%)
-------------------------------------------------------------------------------------------------------------------------
     700,000   AT&T Wireless Services, Inc.(b)                                  7.875          3/1/2011           829,354
     200,000   British Telecom plc                                              8.375        12/15/2010           241,171
     400,000   Cingular Wireless, Inc.(b)                                       6.500        12/15/2011           445,444
     225,000   Comcast Corporation(b)                                           5.500         3/15/2011           234,533
     500,000   Deutsche Telekom International Finance BV                        5.250         7/22/2013           511,666
     200,000   France Telecom SA(b,d)                                           9.250          3/1/2011           239,416
     400,000   SBC Communications, Inc.                                         5.875          2/1/2012           427,042
     600,000   Sprint Capital Corporation(b)                                    7.625         1/30/2011           693,199
     550,000   Sprint Capital Corporation                                       6.900          5/1/2019           602,160
     425,000   Tele-Communications, Inc. (TCI Group)(b)                         7.875          8/1/2013           497,461
     600,000   Telecom Italia Capital SA                                        5.250        11/15/2013           611,320
   1,000,000   Verizon Global Funding Corporation(e)                            7.375          9/1/2012         1,167,755
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    6,500,521
=========================================================================================================================

Consumer Cyclical (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   AOL Time Warner, Inc.(b)                                         6.875          5/1/2012           836,758
   1,000,000   DaimlerChrysler North American Holdings
               Corporation(b)                                                   4.750         1/15/2008         1,029,881
   1,300,000   Ford Motor Credit Company(b)                                     7.250        10/25/2011         1,406,778
     275,000   General Motors Acceptance Corporation                            5.625         5/15/2009           280,339
   1,000,000   General Motors Acceptance Corporation                            6.875         8/28/2012         1,039,111
     600,000   General Motors Acceptance Corporation                            8.000         11/1/2031           620,995
     350,000   John Deere Capital(b)                                            7.000         3/15/2012           404,648
     910,000   Target Corporation(b)                                            6.350         1/15/2011         1,014,127
     525,000   Toyota Motor Credit Corporation(b)                               2.875          8/1/2008           513,084
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          7,145,721
=========================================================================================================================

Consumer Non-Cyclical (1.3%)
-------------------------------------------------------------------------------------------------------------------------
     650,000   Bunge Limited Finance Corporation                                7.800        10/15/2012           768,570
     475,000   Coca-Cola HBC Finance BV(b)                                      5.125         9/17/2013           486,807
     650,000   ConAgra Foods, Inc.(b)                                           6.000         9/15/2006           683,742
     750,000   General Mills, Inc.                                              6.000         2/15/2012           807,842
     300,000   GlaxoSmithKline Capital, Inc.(b)                                 5.375         4/15/2034           292,838
     250,000   Kimberly-Clark Corporation                                       6.375          1/1/2028           278,474
     650,000   Kraft Foods, Inc.(b)                                             6.250          6/1/2012           710,141
     650,000   Merck & Company, Inc.(b)                                         5.950         12/1/2028           681,336
     475,000   Safeway, Inc.(b)                                                 4.125         11/1/2008           474,677
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      5,184,427
=========================================================================================================================

Energy (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Anadarko Finance Company(b)                                      6.750          5/1/2011           566,266
     500,000   Burlington Resources, Inc.                                       6.500         12/1/2011           563,156
     650,000   ConocoPhillips Company(b)                                        4.750        10/15/2012           659,089
     425,000   Pemex Project Funding Master Trust(b)                            9.125        10/13/2010           505,750
     650,000   Union Oil Company of California(b)                               5.050         10/1/2012           661,976
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,956,237
=========================================================================================================================

Financials (5.2%)
-------------------------------------------------------------------------------------------------------------------------
     660,000   Allstate Corporation                                             7.200         12/1/2009           758,375
     250,000   Associates Corporation of North America(b)                       6.250         11/1/2008           273,989
     250,000   Avalon Properties, Inc.                                          6.625         1/15/2005           252,907
   1,075,000   Bank of America Corporation(b,e)                                 3.875         1/15/2008         1,090,851
     650,000   Bank of America Corporation(e)                                   4.750         8/15/2013           648,751
     425,000   Bank One Corporation(b)                                          5.900        11/15/2011           454,937
     600,000   BB&T Corporation(b)                                              6.500          8/1/2011           670,328
     725,000   CIT Group, Inc.(b)                                               4.750        12/15/2010           735,404
     450,000   Citigroup, Inc.(b)                                               3.500          2/1/2008           451,124
     590,227   Citigroup, Inc.                                                  5.000         9/15/2014           590,961
     900,000   Countrywide Home Loans, Inc.(b)                                  4.000         3/22/2011           874,044
     725,000   Credit Suisse First Boston USA, Inc.                             3.875         1/15/2009           724,504
     475,000   EOP Operating, LP                                                4.750         3/15/2014           458,445
     750,000   Ford Motor Credit Company                                        5.800         1/12/2009           777,368
     950,000   Goldman Sachs Group, Inc.(b)                                     6.600         1/15/2012         1,060,928
     500,000   Household Finance Corporation                                    4.750         5/15/2009           516,058
     650,000   Household Finance Corporation(b)                                 6.375        11/27/2012           720,229
     850,000   International Lease Finance Corporation(b)                       5.875          5/1/2013           903,994
     725,000   J.P. Morgan Chase & Company(b)                                   4.500        11/15/2010           734,599
     575,000   Lehman Brothers Holdings, Inc.                                   3.500          8/7/2008           570,424
     475,000   Merrill Lynch & Company, Inc.                                    5.000          2/3/2014           475,669
   1,856,000   Morgan Stanley and Company(b)                                    5.878          3/1/2007         1,946,981
   1,425,000   Morgan Stanley and Company                                       3.875         1/15/2009         1,425,157
     567,000   Morgan Stanley and Company(b)                                    7.700          3/1/2032           672,349
     300,000   PNC Funding Corporation                                          6.875         7/15/2007           327,396
     600,000   ProLogis Trust(b)                                                5.500          3/1/2013           621,188
     500,000   SouthTrust Corporation                                           5.800         6/15/2014           531,632
     475,000   Union Planters Corporation                                       4.375         12/1/2010           476,877
     500,000   Washington Mutual Bank                                           5.500         1/15/2013           518,108
   1,000,000   Wells Fargo & Company(e)                                         3.500          4/4/2008         1,001,792
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                21,265,369
=========================================================================================================================

Foreign (1.5%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   African Development Bank(b)                                      6.875        10/15/2015           292,398
     350,000   Canadian Government(b)                                           5.250         11/5/2008           374,482
     650,000   European Investment Bank                                         3.000         6/16/2008           648,118
     475,000   Export-Import Bank of Korea                                      4.125         2/10/2009           474,885
     750,000   International Bank for Reconstruction and Development            5.000         3/28/2006           777,011
     250,000   Province of Nova Scotia(b)                                       7.250         7/27/2013           301,982
     250,000   Province of Ontario                                              6.000         2/21/2006           261,138
     400,000   Province of Quebec(e)                                            4.875          5/5/2014           408,464
     300,000   Province of Quebec                                               7.500         7/15/2023           380,745
     500,000   Republic of Italy                                                6.000         2/22/2011           550,772
     200,000   Republic of Italy(e)                                             4.375         6/15/2013           200,075
   1,175,000   United Mexican States(b)                                         7.500         1/14/2012         1,324,225
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    5,994,295
=========================================================================================================================

Mortgage-Backed Securities (23.2%)
-------------------------------------------------------------------------------------------------------------------------
   7,000,000   Federal Home Loan Mortgage Corporation 30-Yr. Gold
               Conventional(f)                                                  5.000         10/1/2034         6,930,000
  12,800,000   Federal Home Loan Mortgage Corporation 30-Yr. Gold
               Conventional(f)                                                  6.000         10/1/2034        13,216,000
      25,621   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.500         12/1/2009            27,257
      21,298   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000          1/1/2011            22,604
      23,333   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500         10/1/2012            24,720
      19,729   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          1/1/2013            20,898
      63,526   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          9/1/2013            66,746
     112,743   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     5.500          3/1/2014           117,014
      87,462   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          4/1/2014            91,896
      27,460   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000         10/1/2014            29,126
     233,037   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.500          1/1/2015           247,782
      48,696   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500          3/1/2016            51,566
     106,800   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          9/1/2016           112,004
     248,129   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.500         10/1/2016           262,654
     680,093   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     7.000          6/1/2017           721,389
     905,133   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     6.000          7/1/2017           949,174
   1,265,858   Federal Home Loan Mortgage Corporation Gold 15-Yr.
               Pass Through                                                     5.500         12/1/2017         1,310,430
      73,705   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          6/1/2016            77,297
      13,810   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          4/1/2024            14,561
      20,573   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2024            21,956
       6,393   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          8/1/2025             6,884
      23,819   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.500         11/1/2025            26,249
       7,784   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          1/1/2026             8,519
       1,905   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          6/1/2026             2,029
      13,056   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          4/1/2027            13,886
      95,338   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     8.000          5/1/2027           104,334
      13,161   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500          7/1/2027            14,164
      25,814   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          8/1/2027            27,455
      11,821   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         10/1/2027            12,707
      15,457   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2028            16,430
      46,153   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          8/1/2028            47,823
      35,112   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         10/1/2028            36,927
      30,073   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          2/1/2029            31,628
      70,829   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          3/1/2029            73,344
      25,519   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          7/1/2029            27,109
      49,422   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         10/1/2029            53,064
      27,984   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.500         11/1/2029            30,046
      58,335   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500          5/1/2031            61,243
     169,621   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          6/1/2031           175,515
      90,517   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          6/1/2031            96,070
     173,249   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          7/1/2031           179,270
      49,586   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          9/1/2031            52,628
     100,484   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         10/1/2031           105,493
     793,649   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000          1/1/2032           821,229
     133,389   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          5/1/2032           141,535
     606,350   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     7.000          8/1/2032           643,379
     640,468   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.500         10/1/2032           672,404
   1,064,358   Federal Home Loan Mortgage Corporation Gold 30-Yr.
               Pass Through                                                     6.000         11/1/2032         1,100,923
     888,821   Federal Home Loan Mortgage Corportation Gold 30-Yr.
               Pass Through(b)                                                  6.500          7/1/2032           933,140
   7,900,000   Federal National Mortgage Association 15-Yr.
               Conventional(f)                                                  4.500         10/1/2019         7,870,375
  14,000,000   Federal National Mortgage Association 15-Yr.
               Conventional(f)                                                  5.000         10/1/2019        14,218,750
  29,800,000   Federal National Mortgage Association 30-Yr.
               Conventional(f)                                                  5.500         10/1/2034        30,191,122
      19,640   Federal National Mortgage Association 30-Yr. Pass
               Through                                                          6.500          5/1/2026            20,683
      10,831   Federal National Mortgage Association 30-Yr. Pass
               Through                                                          8.000          9/1/2026            11,854
   1,086,258   Federal National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         12/1/2032         1,140,209
      10,468   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000          4/1/2011            11,000
      14,879   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              7.500          7/1/2011            15,842
      13,659   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              8.000          7/1/2012            14,589
      21,579   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500         12/1/2012            22,883
      42,956   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.500          6/1/2013            45,538
      73,422   Federal National Mortgage Association Conventional
               15-Yr. Pass Through                                              6.000         12/1/2013            77,181
      13,561   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                             10.500          8/1/2020            15,301
      16,705   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000         12/1/2024            18,294
      19,987   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         10/1/2025            21,287
      74,967   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500         11/1/2025            79,025
       8,045   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.500         12/1/2025             8,862
      21,972   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          1/1/2026            23,628
      15,011   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          2/1/2026            15,978
      17,071   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          2/1/2027            18,346
       8,580   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          3/1/2027             9,133
      17,679   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          8/1/2027            18,602
       7,806   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         11/1/2027             8,379
      22,432   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              9.000         11/1/2027            25,119
       8,058   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          1/1/2028             8,568
     200,104   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          2/1/2028           214,799
      32,023   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          5/1/2028            33,235
      20,642   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          9/1/2028            21,704
      47,710   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         10/1/2028            50,699
     123,959   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         11/1/2028           133,221
     113,217   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000         12/1/2028           117,503
      27,376   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         12/1/2028            29,091
      32,455   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          2/1/2029            34,125
     103,483   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          3/1/2029           107,400
      53,047   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          3/1/2029            56,339
     136,635   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          4/1/2029           143,589
      34,428   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          8/1/2029            36,180
      46,615   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500          8/1/2029            49,978
      54,789   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000         10/1/2029            58,189
      38,843   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         12/1/2029            41,646
      26,160   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              8.000          4/1/2030            28,460
      14,307   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.500         12/1/2030            15,334
     241,608   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.000          5/1/2031           250,439
     501,418   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          4/1/2032           526,322
     454,016   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          5/1/2032           476,565
     243,719   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              7.000          5/1/2032           258,542
   1,889,695   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          7/1/2032         1,983,550
     566,443   Federal National Mortgage Association Conventional
               30-Yr. Pass Through                                              6.500          8/1/2032           594,577
      27,172   Government National Mortgage Association 15-Yr. Pass
               Through                                                          6.500         6/15/2009            28,875
      53,108   Government National Mortgage Association 15-Yr. Pass
               Through                                                          7.000         9/15/2013            56,682
      15,303   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         3/15/2023            16,567
      14,521   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         1/15/2024            15,557
       8,333   Government National Mortgage Association 30-Yr. Pass
               Through                                                          9.000         9/15/2024             9,399
      10,496   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         6/15/2025            11,530
      51,203   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         7/15/2026            56,176
       5,710   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         9/15/2026             6,265
      10,670   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000        10/15/2026            11,707
      26,539   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         3/15/2027            28,626
       9,058   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500        10/15/2027             9,770
      85,750   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000        11/15/2027            91,665
      34,070   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         1/15/2028            36,384
       5,961   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000         4/15/2028             6,513
      35,508   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2028            37,577
      43,524   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         8/15/2028            46,481
      67,923   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500        11/15/2028            73,238
      26,722   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500        12/15/2028            28,279
     123,591   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         3/15/2029           130,714
      57,365   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         4/15/2029            60,671
      50,259   Government National Mortgage Association 30-Yr. Pass
               Through                                                          8.000        10/15/2030            54,870
      48,775   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.500         1/15/2031            52,535
      35,735   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         4/15/2031            38,125
     139,999   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         6/15/2031           147,881
     110,812   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2031           117,051
     153,617   Government National Mortgage Association 30-Yr. Pass
               Through                                                          7.000         9/15/2031           163,892
     799,021   Government National Mortgage Association 30-Yr. Pass
               Through(b)                                                       6.500         1/15/2032           843,879
     178,659   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         4/15/2032           188,689
     937,480   Government National Mortgage Association 30-Yr. Pass
               Through                                                          6.500         7/15/2032           990,111
   3,350,000   Government National Mortgage Association 30-Yr. Pass
               Through(f)                                                       6.500         10/1/2034         3,531,108
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                95,893,353
=========================================================================================================================

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   International Business Machines Corporation                      4.250         9/15/2009           511,404
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                   511,404
=========================================================================================================================

Transportation (0.4%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   CSX Corporation(b)                                               5.500          8/1/2013           514,028
     475,000   FedEx Corporation                                                3.500          4/1/2009           466,859
     500,000   Union Pacific Corporation(b)                                     7.000          2/1/2016           573,892
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             1,554,779
=========================================================================================================================

U.S. Government (23.6%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Federal Home Loan Bank                                           4.125         1/14/2005           503,142
     250,000   Federal Home Loan Bank                                           6.500        11/29/2005           261,702
     600,000   Federal Home Loan Bank(e)                                        5.250         8/15/2006           626,540
     500,000   Federal Home Loan Bank                                           6.625         8/27/2007           547,461
   2,000,000   Federal Home Loan Bank                                           3.375         2/15/2008         2,001,356
     500,000   Federal Home Loan Bank(e)                                        2.750         3/14/2008           491,319
     700,000   Federal Home Loan Bank(b)                                        5.925          4/9/2008           760,208
     500,000   Federal Home Loan Bank                                           4.500        11/15/2012           502,848
     850,000   Federal Home Loan Bank(e)                                        4.500         9/16/2013           849,033
   1,000,000   Federal Home Loan Mortgage Corporation                           3.875         2/15/2005         1,007,265
     500,000   Federal Home Loan Mortgage Corporation                           7.000         7/15/2005           518,370
   3,000,000   Federal Home Loan Mortgage Corporation(e)                        2.875         9/15/2005         3,015,060
     500,000   Federal Home Loan Mortgage Corporation                           7.100         4/10/2007           549,522
   1,000,000   Federal Home Loan Mortgage Corporation(e)                        3.500         9/15/2007         1,010,440
   1,150,000   Federal Home Loan Mortgage Corporation                           5.750         4/15/2008         1,241,988
   1,050,000   Federal Home Loan Mortgage Corporation                           6.000         6/15/2011         1,161,902
   1,750,000   Federal Home Loan Mortgage Corporation                           5.125         7/15/2012         1,838,184
   1,000,000   Federal Home Loan Mortgage Corporation                           4.500         1/15/2013         1,004,682
   3,800,000   Federal National Mortgage Association(e)                         3.875         3/15/2005         3,833,007
     700,000   Federal National Mortgage Association                            5.500          5/2/2006           730,798
   1,000,000   Federal National Mortgage Association(e)                         4.250         7/15/2007         1,029,363
   1,000,000   Federal National Mortgage Association(e)                         3.250         1/15/2008           998,197
   1,500,000   Federal National Mortgage Association                            5.750         2/15/2008         1,615,180
     500,000   Federal National Mortgage Association                            6.000         5/15/2008           543,813
   1,000,000   Federal National Mortgage Association                            5.250         1/15/2009         1,065,064
   1,000,000   Federal National Mortgage Association(e)                         6.250          2/1/2011         1,104,066
   2,000,000   Federal National Mortgage Association(e)                         6.125         3/15/2012         2,228,204
     500,000   Federal National Mortgage Association                            5.960         9/11/2028           534,554
     100,000   Federal National Mortgage Association                            6.250         5/15/2029           111,641
     350,000   Inter-American Development Bank                                  5.375        11/18/2008           376,690
     200,000   Resolution Funding Corporation(b)                                8.125        10/15/2019           268,934
     250,000   Tennessee Valley Authority(b)                                    6.000         3/15/2013           277,598
   1,800,000   U.S. Treasury Bonds(e)                                           7.500        11/15/2016         2,313,211
     350,000   U.S. Treasury Bonds(e)                                           8.750         5/15/2017           493,814
     400,000   U.S. Treasury Bonds(e)                                           8.875         2/15/2019           577,781
     475,000   U.S. Treasury Bonds(e)                                           8.125         8/15/2019           650,286
     250,000   U.S. Treasury Bonds                                              8.125         8/15/2021           346,719
     290,000   U.S. Treasury Bonds(e)                                           7.625        11/15/2022           387,343
   1,000,000   U.S. Treasury Bonds(e)                                           6.250         8/15/2023         1,167,734
     260,000   U.S. Treasury Bonds(e)                                           7.500        11/15/2024           346,826
     350,000   U.S. Treasury Bonds(e)                                           6.875         8/15/2025           439,373
     465,000   U.S. Treasury Bonds(e)                                           6.625         2/15/2027           570,279
     500,000   U.S. Treasury Bonds(e)                                           6.375         8/15/2027           597,129
   1,000,000   U.S. Treasury Bonds(e)                                           5.500         8/15/2028         1,074,961
   9,175,000   U.S. Treasury Bonds(e)                                           5.250        11/15/2028         9,542,716
   1,500,000   U.S. Treasury Bonds(e)                                           5.250         2/15/2029         1,561,582
     800,000   U.S. Treasury Bonds(e)                                           6.125         8/15/2029           932,344
   3,500,000   U.S. Treasury Notes(e)                                           2.000         8/31/2005         3,494,670
     700,000   U.S. Treasury Notes(e)                                           5.875        11/15/2005           728,000
     500,000   U.S. Treasury Notes(e)                                           5.625         2/15/2006           522,168
   4,000,000   U.S. Treasury Notes(e)                                           2.000         5/15/2006         3,972,656
   2,550,000   U.S. Treasury Notes(e)                                           7.000         7/15/2006         2,748,421
   2,050,000   U.S. Treasury Notes(e)                                           6.500        10/15/2006         2,207,034
   4,000,000   U.S. Treasury Notes(e)                                           3.500        11/15/2006         4,070,156
  13,750,000   U.S. Treasury Notes(e)                                           4.375         5/15/2007        14,298,391
     450,000   U.S. Treasury Notes(e)                                           6.125         8/15/2007           490,342
     350,000   U.S. Treasury Notes(e)                                           5.500         2/15/2008           378,027
     950,000   U.S. Treasury Notes(e)                                           5.500         5/15/2009         1,040,472
     950,000   U.S. Treasury Notes(e)                                           6.000         8/15/2009         1,061,996
   2,125,000   U.S. Treasury Notes(e)                                           6.500         2/15/2010         2,438,272
   4,075,000   U.S. Treasury Notes(e)                                           5.000         2/15/2011         4,381,102
     650,000   U.S. Treasury Notes(e)                                           4.875         2/15/2012           692,707
   1,275,000   U.S. Treasury Notes(e)                                           4.250         8/15/2013         1,294,075
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           97,428,718
=========================================================================================================================

Utilities (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     525,000   Alliant Energy Resources, Inc.(b)                                7.375         11/9/2009           593,188
     400,000   CenterPoint Energy Houston Electric, LLC                         5.600          7/1/2023           392,638
     250,000   Columbia Energy Group(b)                                         7.320        11/28/2010           261,328
     200,000   Deutsche Telekom International Finance BV(d)                     8.500         6/15/2010           239,718
     475,000   Duke Capital Corporation                                         7.500         10/1/2009           541,215
     475,000   FirstEnergy Corporation(b)                                       6.450        11/15/2011           518,163
     400,000   Niagara Mohawk Power Corporation(b)                              7.750         10/1/2008           455,271
     375,000   Oncor Electric Delivery Company(b)                               6.375         1/15/2015           413,822
     250,000   Pacific Gas & Electric Company                                   6.050          3/1/2034           254,450
     600,000   Public Service Company of Colorado                               7.875         10/1/2012           731,071
     225,000   Southern California Edison Company(b)                            5.000         1/15/2014           228,844
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  4,629,708
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $263,356,620)                                               267,454,243
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (16.7%)         Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  69,083,082   Thrivent Financial Securities Lending Trust                      1.760%              N/A       $69,083,082
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $69,083,082)                                                                                    69,083,082
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (18.5%)                        Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $4,936,000   Corporate Receivables Corporation Funding, LLC(b)                1.730%       10/27/2004        $4,929,833
   6,000,000   Delaware Funding Corporation                                     1.780         11/2/2004         5,990,507
   7,000,000   Federal Home Loan Bank(b)                                        1.761        10/20/2004         6,993,609
   6,500,000   Federal Home Loan Bank(b)                                        1.761        10/22/2004         6,493,440
   5,000,000   Federal National Mortgage Association                            1.598         10/4/2004         4,999,346
  12,225,000   Harvard University                                               1.840         10/1/2004        12,225,000
   6,000,000   Louis Dreyfus(b)                                                 1.740        10/15/2004         5,995,940
   3,000,000   MBIA Global Funding, LLC(b,c)                                    1.680         10/8/2004         3,000,046
   6,500,000   Old Line Funding Corporation(b)                                  1.650        10/15/2004         6,495,829
   6,000,000   Starfish Global Funding, LLC(b)                                  1.600         10/4/2004         5,999,200
   6,000,000   Three Pillars, Inc.(b)                                           1.670         10/5/2004         5,998,887
   7,443,654   Thrivent Money Market Portfolio                                  1.300               N/A         7,443,654
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                76,565,291
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $409,004,993)                                                         $413,102,616
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(d) Denotes step coupon bonds for which the current
    interest rate and next scheduled reset date are
    shown.

(e) All or a portion of the security is on loan.

(f) Denotes investments purchased on a when-issued basis.

(g) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Limited Maturity Bond Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (72.0%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (7.6%)
-------------------------------------------------------------------------------------------------------------------------
  $1,500,000   American Express Credit Account Master Trust(b)                  1.880%       10/15/2004        $1,502,900
   1,500,000   Bank One Issuance Trust(b,c)                                     1.810        10/15/2004         1,500,982
   1,043,384   Capital Auto Receivables Asset Trust(b,c)                        1.850        10/15/2004         1,043,759
   1,500,000   Citibank Credit Card Issuance Trust                              4.100         12/7/2006         1,506,136
     500,000   Citibank Credit Card Master Trust                                6.100         5/15/2008           526,050
   4,000,000   Countrywide Asset-Backed Certificates                            3.903        12/25/2034         3,971,150
     500,000   CPL Transition Funding, LLC(b)                                   5.010         1/15/2010           518,211
   1,500,000   DaimlerChrysler Master Owner Trust(c)                            1.810        10/15/2004         1,500,982
     855,674   Federal Home Loan Mortgage Corporation                           3.158        12/27/2029           856,937
   1,000,000   First National Master Note Trust(c)                              1.860        10/15/2004         1,001,420
   1,500,000   Ford Credit Floorplan Master Owner Trust(c)                      1.900        10/15/2004         1,503,435
   1,500,000   GMAC Mortgage Corporation Loan Trust(b,c)                        1.970        10/25/2004         1,502,816
   3,000,000   Harley Davidson Motorcycle Trust                                 3.200         5/15/2012         2,991,562
     750,000   Honda Auto Receivables Owner Trust                               2.480         7/18/2008           747,442
   2,000,000   Honda Auto Receivables Owner Trust                               2.790         3/16/2009         1,988,630
   1,500,000   Honda Auto Receivables Owner Trust                               2.960         4/20/2009         1,495,575
   1,000,000   MBNA Credit Card Master Note Trust(c)                            1.870        10/15/2004         1,002,153
     500,000   MBNA Credit Card Master Note Trust                               4.950         6/15/2009           522,366
   1,500,000   National City Credit Card Master Trust(b,c)                      1.910        10/15/2004         1,501,926
   2,000,000   Residential Asset Securities Corporation                         3.250         5/25/2029         1,989,144
     750,000   Toyota Auto Receivables Owner Trust                              4.390         5/15/2009           761,500
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   29,935,076
=========================================================================================================================

Basic Materials (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   E.I. du Pont de Nemours and Company(b)                           4.125         4/30/2010         1,513,590
     900,000   ICI Wilmington, Inc.                                             4.375         12/1/2008           910,355
     750,000   Precision Castparts Corporation                                  5.600        12/15/2013           767,788
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            3,191,733
=========================================================================================================================

Capital Goods (0.6%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   Ball Corporation                                                 6.875        12/15/2012           319,500
   1,400,000   Northrop Grumman Corporation(b,d)                                4.079        11/16/2006         1,422,249
     700,000   Textron Financial Corporation                                    2.750          6/1/2006           696,655
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              2,438,404
=========================================================================================================================

Commercial Mortgage-Backed Securities (2.9%)
-------------------------------------------------------------------------------------------------------------------------
     427,740   Banc of America Commercial Mortgage, Inc.                        3.366         7/11/2043           429,537
   1,300,000   Bear Stearns Commercial Mortgage Securities(b)                   3.869         2/11/2041         1,289,906
     900,000   Credit Suisse First Boston Mortgage Securities
               Corporation                                                      3.861         3/15/2036           904,419
   1,500,000   J.P. Morgan Chase Commercial Mortgage Securities
               Corporation(b,c)                                                 2.107        10/14/2004         1,500,334
   1,300,000   J.P. Morgan Chase Commercial Mortgage Securities
               Corporation                                                      4.302         1/15/2038         1,293,868
   1,500,000   LB-UBS Commercial Mortgage Trust(b)                              3.323         3/15/2027         1,485,420
   1,500,000   LB-UBS Commercial Mortgage Trust                                 6.653        11/15/2027         1,692,484
   2,000,000   LB-UBS Commercial Mortgage Trust                                 4.187         8/15/2029         2,018,218
     868,530   Lehman Brothers "CALSTRS" Mortgage Trust                         3.988        11/20/2012           879,280
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                     11,493,466
=========================================================================================================================

Communications Services (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012           362,498
     500,000   CSC Holdings, Inc.                                               6.750         4/15/2012           501,250
     750,000   Deutsche Telekom International Finance BV(e)                     8.250         6/15/2005           778,993
     500,000   EchoStar DBS Corporation                                         5.750         10/1/2008           502,500
     150,000   Liberty Media Corporation, Convertible                           3.250         3/15/2031           135,938
     600,000   News America, Inc.                                               4.750         3/15/2010           610,481
     500,000   Nextel Communications, Inc.                                      5.950         3/15/2014           490,000
   1,300,000   R.R. Donnelley and Sons Company                                  3.750          4/1/2009         1,280,465
   1,250,000   Sprint Capital Corporation(b)                                    7.625         1/30/2011         1,444,164
     675,000   Verizon Pennsylvania, Inc.                                       5.650        11/15/2011           712,552
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    6,818,841
=========================================================================================================================

Consumer Cyclical (2.5%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   Allied Waste North America, Inc., Convertible                    4.250         4/15/2034           262,875
     900,000   American Honda Finance Corporation                               3.850         11/6/2008           904,838
   1,400,000   American Honda Finance Corporation                               4.500         5/26/2009         1,432,934
   1,250,000   Carnival Corporation                                             3.750        11/15/2007         1,255,909
     250,000   Costco Wholesale Corporation, Convertible                  Zero Coupon         8/19/2017           236,250
     500,000   D.R. Horton, Inc.(f)                                             7.500         12/1/2007           550,000
     300,000   DaimlerChrysler North American Holdings Corporation              4.750         1/15/2008           308,964
   1,000,000   General Motors Acceptance Corporation                            4.500         7/15/2006         1,015,662
     350,000   Mohegan Tribal Gaming Authority                                  6.375         7/15/2009           363,125
   1,500,000   NIKE, Inc.                                                       5.500         8/15/2006         1,568,186
     250,000   Royal Caribbean Cruises, Ltd.                                    8.000         5/15/2010           281,562
   1,250,000   Toyota Motor Credit Corporation                                  2.875          8/1/2008         1,221,628
     500,000   Yum! Brands, Inc.                                                7.650         5/15/2008           564,124
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          9,966,057
=========================================================================================================================

Consumer Non-Cyclical (2.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,250,000   Bottling Group, LLC(f)                                           2.450        10/16/2006         1,236,724
     600,000   Bunge Limited Finance Corporation(b)                             7.800        10/15/2012           709,450
   1,250,000   Coca-Cola Enterprises, Inc.(b,d)                                 2.500         9/15/2006         1,238,431
   2,250,000   Eli Lilly & Company(c)                                           1.660        11/24/2004         2,245,900
     350,000   Fisher Scientific International, Inc.                            8.125          5/1/2012           390,250
   1,000,000   General Mills, Inc.                                              2.625        10/24/2006           985,541
     750,000   Gillette Company                                                 3.500        10/15/2007           755,233
     200,000   Goldman Sachs Group, Inc., Convertible                           1.500         7/23/2009           197,864
   1,000,000   Hospira, Inc.                                                    4.950         6/15/2009         1,025,166
     500,000   Kellogg Company                                                  6.000          4/1/2006           522,798
     200,000   Kerzner International, Convertible                               2.375         4/15/2024           194,250
   1,400,000   UnitedHealth Group, Inc.                                         3.300         1/30/2008         1,390,984
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     10,892,591
=========================================================================================================================

Energy (0.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,300,000   EnCana Corporation                                               4.600         8/15/2009         1,332,936
     700,000   Newfield Exploration Company                                     6.625          9/1/2014           729,750
     125,000   Peabody Energy Corporation                                       6.875         3/15/2013           135,000
     700,000   Premcor Refining Group, Inc.                                     9.250          2/1/2010           794,500
     375,000   XTO Energy, Inc.                                                 6.250         4/15/2013           410,757
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     3,402,943
=========================================================================================================================

Financials (14.7%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Anthem, Inc.                                                     3.500          9/1/2007         2,000,314
   1,400,000   Australia & New Zealand Banking  Group, Ltd. Capital
               Trust I                                                          4.484         1,403,611
     750,000   Bear Stearns Companies, Inc.                                     3.000         3/30/2006           751,964
     750,000   Capital One Financial Corporation                                7.250          5/1/2006           795,601
     600,000   CIT Group, Inc.                                                  4.000          5/8/2008           605,826
     900,000   Citigroup, Inc.(c)                                               1.780         11/8/2004           900,213
   1,750,000   Countrywide Home Loans, Inc.                                     4.000         3/22/2011         1,699,530
   1,400,000   Credit Suisse First Boston USA, Inc.                             3.875         1/15/2009         1,399,042
   1,000,000   Dow Jones CDX                                                    6.375        12/29/2009         1,020,000
   2,000,000   General Electric Capital Corporation(b,c)                        1.044         12/2/2004         2,005,000
   1,300,000   Goldman Sachs Group, Inc.                                        3.875         1/15/2009         1,301,309
   1,000,000   HSBC Capital Funding, LP(e)                                      9.547         6/30/2010         1,259,464
   1,400,000   International Lease Finance Corporation                          3.300         1/23/2008         1,385,409
     900,000   John Hancock Global Funding II                                   3.750         9/30/2008           901,650
   1,680,000   Lehman Brothers, Inc.                                            6.539         8/15/2008         1,781,724
   1,500,000   Merrill Lynch & Company, Inc.(c)                                 1.960        10/21/2004         1,498,112
   1,000,000   Monumental Global Funding II                                     3.850          3/3/2008         1,015,771
  15,544,000   Morgan Stanley and Company(b,d)                                  5.878          3/1/2007        16,305,967
   1,300,000   Morgan Stanley and Company                                       3.875         1/15/2009         1,300,143
   1,300,000   New York Life Global Funding                                     3.875         1/15/2009         1,304,602
   1,300,000   Pacific Life Global Funding                                      3.750         1/15/2009         1,301,087
   1,500,000   Popular North America, Inc.(f)                                   4.700         6/30/2009         1,537,176
   1,400,000   Pricoa Global Funding I                                          4.350         6/15/2008         1,434,647
   2,000,000   Protective Life Secured Trust                                    4.000         10/7/2009         1,997,660
   1,250,000   SLM Corporation                                                  4.000         1/15/2009         1,252,841
     750,000   TIAA Global Markets                                              4.125        11/15/2007           767,080
     750,000   U.S. Bancorp                                                     2.750         3/30/2006           750,299
     750,000   Union Planters Bank                                              5.125         6/15/2007           790,226
   1,300,000   Washington Mutual, Inc.                                          8.250          4/1/2010         1,538,572
   2,000,000   Wells Fargo Company(c)                                           1.980        12/15/2004         1,996,782
   2,000,000   Westpac Banking Corporation(c)                                   1.810        11/26/2004         1,999,556
   2,000,000   World Savings Bank FSB(c)                                        1.850         12/1/2004         1,999,016
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                58,000,194
=========================================================================================================================

Foreign (2.1%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Corporacion Andina de Fomento                                    6.875         3/15/2012           843,480
   1,400,000   European Investment Bank                                         2.700         4/20/2007         1,386,808
     750,000   Export Development Canada(b)                                     2.750        12/12/2005           753,414
   1,500,000   Korea Development Bank                                           4.750         7/20/2009         1,534,728
     750,000   Nordic Investment Bank(f)                                        2.750         1/11/2006           751,450
     208,333   Pemex Finance, Ltd.                                              8.450         2/15/2007           221,488
   1,500,000   Republic of Italy(f)                                             2.750        12/15/2006         1,498,665
   1,000,000   United Mexican States(f)                                         9.875          2/1/2010         1,233,000
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    8,223,033
=========================================================================================================================

Mortgage-Backed Securities (6.3%)
-------------------------------------------------------------------------------------------------------------------------
  18,000,000   Federal National Mortgage Association 15-Yr.
               Conventional(g)                                                  5.500         10/1/2019        18,596,250
   6,000,000   Federal National Mortgage Association 30-Yr.
               Conventional(g)                                                  6.000         10/1/2034         6,204,372
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                24,800,622
=========================================================================================================================

Municipal Bonds (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Minneapolis & St. Paul Metropolitan Airports
               Commission                                                       4.850          1/1/2006           512,065
     600,000   Oregon School Boards Association Taxable Pension
               Bonds                                                      Zero Coupon         6/30/2005           588,144
     750,000   Washington State Office of the State Treasurer                   4.500          7/1/2007           773,550
-------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds                                                                            1,873,759
=========================================================================================================================

Other (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Harvard University(b)                                            8.125         4/15/2007           843,082
-------------------------------------------------------------------------------------------------------------------------
               Total Other                                                                                        843,082
=========================================================================================================================

Technology (1.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Deluxe Corporation                                               3.500         10/1/2007         1,994,360
   1,200,000   International Business Machines Corporation(f)                   2.375         11/1/2006         1,189,723
   1,400,000   Motorola, Inc.                                                   4.608        11/16/2007         1,438,416
     150,000   Unisys Corporation                                               6.875         3/15/2010           156,375
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 4,778,874
=========================================================================================================================

Transportation (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   American Airlines, Inc.                                          7.250          2/5/2009           460,000
   1,300,000   CSX Corporation(b)                                               6.750         3/15/2011         1,443,485
   1,300,000   FedEx Corporation                                                3.500          4/1/2009         1,277,721
     250,000   Hertz Corporation                                                7.400          3/1/2011           271,760
   1,500,000   MISC Capital Ltd.                                                5.000          7/1/2009         1,548,122
   1,000,000   Union Pacific Corporation(b)                                     3.625          6/1/2010           963,946
     736,183   United Air Lines, Inc.(h)                                        7.186          4/1/2011           618,276
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             6,583,310
=========================================================================================================================

U.S. Government (21.5%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   Federal Home Loan Mortgage Corporation(b,d)                      1.500         8/15/2005         4,965,425
   1,500,000   Federal Home Loan Mortgage Corporation(f)                        2.750         8/15/2006         1,499,187
   2,250,000   Federal National Mortgage Association                            2.375        12/15/2005         2,247,934
   1,200,000   Federal National Mortgage Association(f)                         4.000          9/2/2008         1,217,065
   1,000,000   U.S. Department of Housing and Urban Development                 3.450          8/1/2006         1,011,561
   1,050,000   U.S. Treasury Notes(f)                                           1.625         1/31/2005         1,049,262
   5,000,000   U.S. Treasury Notes(f)                                           1.625         3/31/2005         4,991,210
   5,750,000   U.S. Treasury Notes(f)                                           1.250         5/31/2005         5,720,353
  28,400,000   U.S. Treasury Notes(f)                                           1.500         7/31/2005        28,255,785
  18,600,000   U.S. Treasury Notes(b,d,f)                                       1.875         1/31/2006        18,489,553
   5,250,000   U.S. Treasury Notes(f)                                           2.375         8/15/2006         5,233,184
     900,000   U.S. Treasury Notes(f)                                           2.250         2/15/2007           890,402
     750,000   U.S. Treasury Notes(f)                                           4.375         5/15/2007           779,912
   4,000,000   U.S. Treasury Notes(f)                                           3.250         8/15/2008         4,018,908
   5,100,000   U.S. Treasury Notes(f)                                           2.625         3/15/2009         4,964,534
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           85,334,275
=========================================================================================================================

Utilities (4.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,400,000   Duke Capital, LLC                                                4.331        11/16/2006         1,425,259
   2,000,000   Enterprise Products Operating, LP(g)                             4.000        10/15/2007         2,011,038
     600,000   FirstEnergy Corporation                                          5.500        11/15/2006           624,552
     500,000   Indiana Michigan Power Company                                   6.125        12/15/2006           529,298
     750,000   Kinder Morgan Energy Partners, LP                                7.500         11/1/2010           862,108
   1,250,000   Midamerican Energy Holdings Company                              3.500         5/15/2008         1,230,379
   2,000,000   Pacific Gas & Electric Company                                   3.600          3/1/2009         1,976,672
   1,500,000   Panhandle Eastern Pipe Line                                      2.750         3/15/2007         1,472,229
     900,000   Plains All American Pipeline                                     4.750         8/15/2009           923,901
     531,992   Power Contract Financing, LLC                                    5.200          2/1/2006           539,578
     717,423   Power Receivables Finance, LLC                                   6.290          1/1/2012           751,795
   1,400,000   Sempra Energy                                                    4.750         5/15/2009         1,445,546
     600,000   Texas-New Mexico Power Company                                   6.125          6/1/2008           623,640
   1,400,000   Westar Energy, Inc.                                              7.875          5/1/2007         1,551,946
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 15,967,941
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $283,363,068)                                               284,544,200
=========================================================================================================================
      Shares   Preferred Stock (0.1%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
       3,500   Goldman Sachs Group, Inc., Convertible (i)                                                        $303,233
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $350,000)                                                              303,233
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (18.0%)        Interest Rate (j)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  71,240,260   Thrivent Financial Securities Lending Trust                      1.760%              N/A       $71,240,260
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost
               $71,240,260)                                                                                    71,240,260
=========================================================================================================================
   Shares or
   Principal
      Amount   Short-Term Investments (9.9%)                         Interest Rate(j)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $6,000,000   Barton Capital Corporation(b,d)                                  1.770%        10/4/2004        $5,999,120
   5,193,000   Federal Home Loan Mortgage Corporation                           1.770         10/5/2004         5,191,996
   5,000,000   Jupiter Securitization Corporation(b)                            1.690         10/7/2004         4,998,592
   7,000,000   Preferred Receivables Funding Corporation                        1.770        10/12/2004         6,996,214
   3,200,000   Shell Finance (UK) plc                                           1.870         10/1/2004         3,200,000
   4,500,000   Three Pillars, Inc.                                              1.780        10/18/2004         4,496,218
   3,409,580   Thrivent Money Market Portfolio                                  1.300               N/A         3,409,580
   4,028,000   Triple A-1 Funding Corporation(b,d)                              1.730        10/15/2004         4,025,290
     750,000   U.S. Treasury Notes(f)                                           2.125        10/31/2004           750,422
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                39,067,432
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $394,020,760)                                                         $395,155,125
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades as
    discussed in the notes to the financial statements.

(c) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(d) At September 30, 2004, all or a portion of the
    denoted U.S. Treasury Notes and other securities,
    valued at $29,801,322 were earmarked as collateral to
    cover open financial futures contracts as follows:

                                                                                        Notional
                            Number of    Expiration                                    Principal       Unrealized
Type                        Contracts       Date          Position       Value           Amount           Loss
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures     140      December 2004      Short      $15,505,000      $15,408,550      $(96,450)

(e) Denotes step coupon bonds for which the current
    interest rate and next scheduled reset date are
    shown.

(f) All or a portion of the security is on loan.

(g) Denotes investments purchased on a when-issued basis.

(h) In bankruptcy.

(i) Non-income producing security.

(j) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Mortgage Securities Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Mortgage Securities Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

   Principal
      Amount   Long-Term Fixed Income (91.3%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (31.6%)
-------------------------------------------------------------------------------------------------------------------------
  $2,000,000   Chase Credit Card Master Trust(b,c)                              1.790%       10/15/2004        $1,999,932
   2,000,000   Chase Credit Card Master Trust(b,c)                              1.870        10/15/2004         2,003,872
   2,000,000   Commercial Mortgage Pass Through Certificate(b)                  2.019        10/15/2004         1,999,932
   1,491,043   Countrywide Home Loans, Inc.(b,c)                                1.930        10/25/2004         1,491,043
   1,000,000   First National Master Note Trust(b,c)                            1.870        10/15/2004         1,001,443
   2,000,000   GMAC Mortgage Corporation Loan Trust(b,c)                        1.920        10/25/2004         2,000,396
   1,000,000   MBNA Credit Card Master Note Trust(b,c)                          1.870        10/15/2004         1,001,604
   1,992,926   MLCC Mortgage Investors, Inc.(b,c)                               2.170        10/25/2004         1,992,926
   1,899,317   New Century Home Equity Loan Trust(b,c)                          2.090        10/25/2004         1,899,317
   2,000,000   New Century Home Equity Loan Trust(c)                            2.230        10/25/2004         2,000,000
   2,000,000   Providian Gateway Master Trust(b,c)                              1.990        10/15/2004         2,000,000
   2,500,000   Residential Asset Securities Corporation(b)                      3.250         5/25/2029         2,486,430
   1,807,013   Residential Asset Securities Corporation
               Series 2004-KS5 Class AI1(b,c)                                   1.940        10/25/2004         1,807,013
   1,575,097   Structured Asset Securities Corporation
               Series 2004-11XS Class 1A1B(b,c)                                 1.990        10/25/2004         1,575,097
   2,000,000   Volkswagen Auto Lease Trust(b,c)                                 1.928        10/20/2004         2,000,000
   2,000,000   Wells Fargo Home Equity Trust 2004-2 AI3(b)                      3.970         9/25/2024         1,997,500
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   29,256,505
=========================================================================================================================

Commercial Mortgage-Backed Securities (6.6%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Banc of America Large Loan Series 2003-BBA2 Class
               A2(b,c)                                                          1.960        10/15/2004         1,000,193
   2,000,000   Bear Sterns Commercial Mortgage Securities, Inc.
               Series 2004-ESA Class A1(b,c)                                    1.978        10/14/2004         1,998,386
   1,617,191   Credit Suisse First Boston Mortgage Securities
               Corporation(b,c,d)                                               2.210        10/25/2004         1,616,259
   1,500,000   LB-UBS Commercial Mortgage Trust(b)                              4.187         8/15/2029         1,513,664
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                      6,128,502
=========================================================================================================================

Financials (6.7%)
-------------------------------------------------------------------------------------------------------------------------
   1,200,000   American Express Credit Corporation(b,c,d)                       1.821        10/20/2004         1,200,439
     800,000   General Electric Capital Corporation(b,c)                        1.760        11/12/2004           800,478
   1,000,000   MBIA Global Funding, LLC(b,c)                                    1.666         11/5/2004         1,000,034
   1,200,000   Merrill Lynch & Company, Inc.(b,c)                               2.089        10/14/2004         1,200,994
   2,000,000   Navistar Financial Corporation(b,c)                              2.040        10/25/2004         1,999,998
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 6,201,943
=========================================================================================================================

Mortgage-Backed Securities (44.8%)
-------------------------------------------------------------------------------------------------------------------------
   4,000,000   Federal Home Loan Mortgage Corporation 30-Yr. Gold
               Conventional(e)                                                  5.500         10/1/2019         4,130,000
   3,000,000   Federal Home Loan Mortgage Corporation 30-Yr. Gold
               Conventional(e)                                                  6.500         10/1/2019         3,170,625
  17,000,000   Federal National Mortgage Association 30-Yr.
               Conventional(e)                                                  5.500         10/1/2034        17,223,126
  16,500,000   Federal National Mortgage Association 30-Yr.
               Conventional(e)                                                  6.000         10/1/2034        17,062,023
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                41,585,774
=========================================================================================================================

U.S. Government (1.6%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Federal National Mortgage Association(b,d)                       4.625        10/15/2014         1,494,474
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                            1,494,474
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $84,492,409)                                                 84,667,198
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (8.7%)                         Interest Rate(f)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $2,000,000   Delaware Funding Corporation(d)                                  1.780%       10/18/2004        $1,998,319
   1,250,000   Falcon Asset Securitization Corporation(b,d)                     1.800         10/5/2004         1,249,761
   2,525,000   Johnson Controls, Inc.                                           1.870         10/1/2004         2,525,000
     441,079   Thrivent Money Market Portfolio                                  1.300               N/A           441,079
   1,900,000   Torchmark Corporation(b)                                         1.790         10/6/2004         1,899,528
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 8,113,687
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $92,606,096)                                                           $92,780,885
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

(d) All or a portion of the security is earmarked as
    collateral for option trades.

(e) Denotes investments purchased on a when-issued basis.

(f) The interest rate shown reflects the yield or, for
    securities purchased at a discount, the discount rate
    at the date of purchase.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

As of September 30, 2004
(unaudited)

Money Market Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)

   Principal
      Amount   Certificate of Deposit (8.5%)                            Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Banking - Domestic (2.1%)
-------------------------------------------------------------------------------------------------------------------------
  $6,250,000   Royal Bank of Canada NY                                          1.480%       11/19/2004        $6,249,888
-------------------------------------------------------------------------------------------------------------------------
               Total Banking - Domestic                                                                         6,249,888
=========================================================================================================================

Banking - Foreign (2.5%)
-------------------------------------------------------------------------------------------------------------------------
   7,200,000   Royal Bank of Scotland New York                                  1.345         1/31/2005         7,199,880
-------------------------------------------------------------------------------------------------------------------------
               Total Banking - Foreign                                                                          7,199,880
=========================================================================================================================

Brokerage (3.9%)
-------------------------------------------------------------------------------------------------------------------------
   5,875,000   Goldman Sachs Group, Inc.(c)                                     1.580        10/18/2004         5,875,198
   5,675,000   Goldman Sachs Group, Inc.(c)                               Zero Coupon        10/20/2004         5,675,000
-------------------------------------------------------------------------------------------------------------------------
               Total Brokerage                                                                                 11,550,198
-------------------------------------------------------------------------------------------------------------------------
               Total Certificate of Deposit                                                                    24,999,966
=========================================================================================================================
   Principal
      Amount   Commercial Paper (53.5%)                                 Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Commercial Paper (31.7%)
-------------------------------------------------------------------------------------------------------------------------
   4,500,000   Amsterdam Funding Corporation                                    1.580         10/4/2004         4,499,408
   6,800,000   Amsterdam Funding Corporation                                    1.780        10/20/2004         6,793,612
   7,200,000   Aquinas Funding, LLC                                             1.890         10/1/2004         7,200,000
   3,900,000   Blue Spice LLC                                                   1.640        10/25/2004         3,895,736
   5,675,000   Corporate Receivables Corporation Funding, LLC                   1.730         11/2/2004         5,666,273
   4,000,000   Edison Asset Securitization, LLC                           Zero Coupon        10/15/2004         3,997,200
   5,675,000   Fountain Square Commercial Funding Corporation                   1.820        12/10/2004         5,654,917
   4,540,000   GOVCO, Inc.                                                      1.810         12/6/2004         4,524,935
   6,810,000   Independence Funding, LLC                                        1.790        10/27/2004         6,801,196
   4,000,000   Kitty Hawk Funding Corporation                                   1.780        10/13/2004         3,997,627
   6,840,000   Nieuw Amsterdam Receivables Corporation                          1.800         12/6/2004         6,817,428
   1,480,000   Ranger Funding Company, LLC                                      1.800        10/15/2004         1,478,964
   5,675,000   Ranger Funding Company, LLC                                      1.770        10/18/2004         5,670,257
   5,775,000   Sheffield Receivables Corporation(c)                       Zero Coupon        10/25/2004         5,774,813
   2,930,000   Three Pillars Funding Corporation                                1.800        10/14/2004         2,928,096
   4,602,000   Thunder Bay Funding, Inc.                                        1.730         11/1/2004         4,595,144
   7,003,000   Tulip Funding Corporation                                        1.780         10/8/2004         7,000,576
   5,675,000   Windmill Funding Corporation                                     1.790        10/29/2004         5,667,099
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Commercial Paper                                                             92,963,281
=========================================================================================================================

Banking - Domestic (5.1%)
-------------------------------------------------------------------------------------------------------------------------
     680,000   UBS Finance Corporation                                          1.850        12/31/2004           676,820
   7,000,000   UBS Finance Delaware, LLC                                        1.880         10/1/2004         7,000,000
   7,400,000   Ventures Business Trust                                          1.880         10/1/2004         7,400,000
-------------------------------------------------------------------------------------------------------------------------
               Total Banking - Domestic                                                                        15,076,820
=========================================================================================================================

Consumer Non-Cyclical (3.6%)
-------------------------------------------------------------------------------------------------------------------------
  $4,540,000   Louis Dreyfus                                              Zero Coupon        10/25/2004         4,534,552
   6,130,000   Pfizer, Inc.                                                     1.570         10/7/2004         6,128,396
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     10,662,948
=========================================================================================================================

Education (4.0%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   Northwestern University                                          1.570         10/5/2004         4,999,128
   6,810,000   Yale University                                                  1.560         10/1/2004         6,810,000
-------------------------------------------------------------------------------------------------------------------------
               Total Education                                                                                 11,809,128
=========================================================================================================================

Energy (2.2%)
-------------------------------------------------------------------------------------------------------------------------
   6,400,000   Shell Finance (UK) plc                                           1.870         10/1/2004         6,400,000
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     6,400,000
=========================================================================================================================

Finance (4.3%)
-------------------------------------------------------------------------------------------------------------------------
   5,670,000   Jupiter Securitization Corporation                               1.690        10/12/2004         5,667,072
   7,000,000   Rabobank USA Finance Corporation                                 1.870         10/1/2004         7,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Finance                                                                                   12,667,072
=========================================================================================================================

Insurance (2.6%)
-------------------------------------------------------------------------------------------------------------------------
   4,540,000   Swiss Reinsurance Company                                        1.620         10/6/2004         4,538,978
   3,000,000   Torchmark Corporation                                            1.820        10/19/2004         2,997,270
-------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                                  7,536,248
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Paper                                                                         157,115,497
=========================================================================================================================
   Principal
      Amount   U.S. Government (7.8%)                                   Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $5,675,000   Federal Home Loan Bank                                           1.500%         5/4/2005        $5,674,716
   3,400,000   Federal Home Loan Bank                                           2.020          6/8/2005         3,400,000
   2,400,000   Federal Home Loan Mortgage Corporation                           3.250        11/15/2004         2,405,055
   4,800,000   Federal Home Loan Mortgage Corporation                     Zero Coupon         1/11/2005         4,782,507
   4,200,000   Federal National Mortgage Association                            7.125         2/15/2005         4,288,465
   2,400,000   Federal National Mortgage Association                      Zero Coupon         9/16/2005        $2,346,287
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           22,897,030
=========================================================================================================================

Banking - Domestic (6.4%)
-------------------------------------------------------------------------------------------------------------------------
   5,775,000   Credit Suisse First Boston, Inc.(c)                              1.610         10/8/2004         5,778,103
   5,000,000   Royal Bank of Canada NY(c)                                       1.580         10/1/2004         4,998,428
   2,200,000   US Bank NA(c)                                                    1.926         11/5/2004         2,200,611
   5,775,000   Wells Fargo & Company(c)                                         1.749        10/15/2004         5,775,000
-------------------------------------------------------------------------------------------------------------------------
               Total Banking - Domestic                                                                        18,752,142
=========================================================================================================================

Brokerage (4.5%)
-------------------------------------------------------------------------------------------------------------------------
   1,860,000   Lehman Brothers Holdings, Inc.(c)                                1.900        10/15/2004         1,863,327
   5,675,000   Lehman Brothers Holdings, Inc.(c)                                1.781        10/19/2004         5,675,000
   5,600,000   Morgan Stanley and Company(c)                                    1.809        10/15/2004         5,600,000
-------------------------------------------------------------------------------------------------------------------------
               Total Brokerage                                                                                 13,138,327
=========================================================================================================================

Consumer Cyclical (3.2%)
-------------------------------------------------------------------------------------------------------------------------
   9,280,000   American Honda Finance Corporation(c)                            1.806         12/7/2004         9,286,551
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          9,286,551
=========================================================================================================================

Consumer Non-Cyclical (4.1%)
-------------------------------------------------------------------------------------------------------------------------
   5,675,000   Pfizer, Inc.(c)                                                  1.656         10/7/2004         5,675,000
   4,540,000   Procter and Gamble Company(c)                                    1.830         12/9/2004         4,540,000
   1,680,000   UnitedHealth Group, Inc.(c)                                      2.310         11/9/2004         1,680,996
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     11,895,996
=========================================================================================================================

Finance (3.5%)
-------------------------------------------------------------------------------------------------------------------------
   4,620,000   American Express Credit Corporation(c)                           1.789        10/15/2004         4,621,981
   5,675,000   American Express Credit Corporation(c)                           1.899        10/18/2004         5,677,734
-------------------------------------------------------------------------------------------------------------------------
               Total Finance                                                                                   10,299,715
=========================================================================================================================

Insurance (3.9%)
-------------------------------------------------------------------------------------------------------------------------
   5,675,000   Allstate Life Global Funding II(c)                               1.686         10/8/2004         5,675,000
   5,775,000   Allstate Life Global Funding II(c)                               1.769        10/15/2004         5,775,000
-------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                                 11,450,000
=========================================================================================================================

U.S. Municipal (4.6%)
-------------------------------------------------------------------------------------------------------------------------
   8,080,000   Alaska State Housing Finance Corporation(c)                      1.810         10/7/2004         8,080,000
   2,300,000   Illinois Student Assistance Commission(c)                        1.840         10/6/2004         2,300,000
   3,000,000   Ohio State Air Quality Development Authority
               Revenue Bonds (Columbus and Southern) (Series B)(c)              1.830         10/6/2004         3,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Municipal                                                                            13,380,000
-------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Notes                                                                       88,202,731
-------------------------------------------------------------------------------------------------------------------------
               Total Portfolio of Investments (at amortized cost)                                            $293,215,224
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield.

(c) Denotes variable rate obligations for which the
    current yield and next scheduled reset date are
    shown.

The accompanying notes to the Schedule of Investments
are an integral part of this schedule.

Thrivent Series Fund, Inc.
Notes to Schedules of Investments
September 30, 2004 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The
Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Options -- All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and Partner
High Yield Portfolios invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market
Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the
Portfolio's hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the
Portfolio.

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

         (a)(i)  Registrant's  President and Treasurer have concluded that registrant's  disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment  Company Act) are effective,  based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

         (a)(ii)  Registrant's  President  and  Treasurer  are aware of no change in  registrant's  internal  controls  over  financial reporting  (as defined in Rule  30a-3(d)  under the  Investment  Company Act) that occurred  during  registrant's  most recent fiscal quarter that has materially  affected,  or is reasonably  likely to materially  affect,  registrant's  internal control over financial reporting.

Item 3. Exhibits

         Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

                                                              SIGNATURES

Pursuant to the  requirements  of the Securities  Exchange Act of 1934 and the Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 19, 2004                                                THRIVENT SERIES FUND, INC.

                                                                       By: /s/ Pamela J. Moret
                                                                           -----------------------------------------
                                                                           Pamela J. Moret
                                                                           President

Pursuant to the  requirements  of the  Securities  Exchange Act of 1934 and the  Investment  Company Act of 1940,  this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 19, 2004                                                By: /s/ Pamela J. Moret
                                                                           -----------------------------------------
                                                                           Pamela J. Moret
                                                                           President

Date: November 19, 2004                                                By: /s/ Randall L. Boushek
                                                                           -----------------------------------------
                                                                           Randall L. Boushek
                                                                           Treasurer

                                                      CERTIFICATION BY PRESIDENT

I, Pamela J. Moret, certify that:

1.   I have reviewed this report on Form N-Q of Thrivent Series Fund, Inc.;

2.   Based on my  knowledge,  this report does not contain any untrue  statement  of a material  fact or omit to state a material fact necessary to make the statements  made, in light of the  circumstances  under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my  knowledge,  the  schedules of investments included in this report fairly  present in all  material  respects  the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying  officer(s) and I are responsible for establishing and maintaining  disclosure  controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting
     (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision,  to ensure that material  information  relating to the registrant,  including its consolidated subsidiaries,  is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)  Designed such internal  control over  financial  reporting,  or caused such internal  control over  financial  reporting to be designed under our  supervision,  to provide  reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)  Evaluated the effectiveness of the registrant's disclosure controls  and  procedures  and  presented  in this report our conclusions about the effectiveness of the  disclosure controls and  procedures,  as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably  likely to materially  affect,  the registrant's internal control over financial reporting; and

5.   The  registrant's other certifying officer(s) and I have disclosed to  registrant's  auditors and the audit  committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)  All significant deficiencies and material weaknesses in the design or operation  of internal  controls  over  financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process,  summarize,  and report financial information; and

     b)  Any  fraud, whether or not material, that  involves  management  or other  employees  who have a  significant  role in the registrant's internal control over financial reporting.

Date: November 19, 2004                                       /s/ Pamela J. Moret
                                                              -----------------------------------------
                                                              Pamela J. Moret
                                                              President

                                                      CERTIFICATION BY TREASURER

I, Randall L. Boushek, certify that:

1.   I have reviewed this report on Form N-Q of Thrivent Series Fund, Inc.;

2.   Based on my  knowledge,  this report does not contain any untrue  statement  of a material  fact or omit to state a material fact necessary to make the statements  made, in light of the  circumstances  under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my  knowledge, the schedules of investments included in this report fairly  present in all  material  respects  the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining  disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting
     (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision,  to ensure that material information relating to the registrant, including its consolidated  subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)  Evaluated the effectiveness of the registrant's disclosure controls and  procedures  and  presented  in this report our conclusions about the effectiveness of the disclosure controls and  procedures,  as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's  most recent fiscal quarter that has materially affected, or is reasonably likely to materially  affect,  the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have  disclosed to  registrant's  auditors and the audit  committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)  All significant deficiencies and material  weaknesses  in the design or  operation  of internal  controls  over  financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process,  summarize,  and report financial information; and

     b)  Any  fraud, whether or not material, that involves management  or other  employees  who have a  significant  role in the registrant's internal control over financial reporting.

Date: November 19, 2004                                       /s/ Randall L. Boushek
                                                              -----------------------------------------
                                                              Randall L. Boushek
                                                              Treasurer